DISCOVERY SELECT(SM)
--------------------------------------------------------------------------------
                            GROUP RETIREMENT ANNUITY



                       SEMI-ANNUAL REPORT TO PARTICIPANTS
                                  JUNE 30, 1999


                                   [GRAPHIC]



   Prudential     o  AIM Advisors     o  Janus    o  MFS       o  OpCap Advisors
                       o T. Rowe Price       o Warburg Pincus



                                                  [LOGO] PRUDENTIAL

                                                  DISCOVERY SELECT(SM) Group
                                                  Retirement Annuity is a group
                                                  annuity insurance product
                                                  issued by The Prudential
                                                  Insurance Company of America,
                                                  Newark, NJ. DISCOVERY SELECT
                                                  is offered through Pruco
                                                  Securities Corporation,
                                                  Prudential Securities, Inc.,
                                                  and Prudential Investment
                                                  Management Services LLC. All
                                                  are subsidiaries of The
                                                  Prudential Insurance Company
                                                  of America.

                              PERFORMANCE RESULTS
                 DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY
                        FOR PERIODS ENDED JUNE 30, 1999
                         FOR CONTRACTS OTHER THAN BISYS

================================================================================

The following returns reflect the deduction of all fees and charges, except for possible withdrawal charges.

                                                                          NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                                            SIX MONTHS(3)   ONE YEAR     THREE YEAR     FIVE YEAR     TEN YEAR
                                                                                                                 OR SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Prudential Money Market Portfolio(1)                            1.80%         4.00%         3.87%         4.06%         4.22%
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
Prudential Diversified Bond Portfolio                          -2.12%        -0.11%         5.66%         6.70%         6.97%
Prudential Government Income Portfolio                         -3.09%         1.20%         5.59%         6.20%         6.40%
Prudential High Yield Bond Portfolio                            3.00%        -4.89%         5.85%         7.09%         7.89%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED
Prudential Conservative Balanced Portfolio                      3.54%         6.56%        11.30%        11.03%         9.78%
Prudential Flexible Managed Portfolio                           6.04%         6.13%        12.91%        13.65%        11.39%
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
AIM V.I. Value Fund                                            13.88%        26.68%        25.58%        24.15%        21.40%^
OpCap Advisors OCC Accumulation Trust
   Managed Portfolio(2)                                         6.69%         2.40%        15.84%        19.46%        17.37%^
Prudential Equity Portfolio                                    14.91%        11.15%        18.74%        19.35%        15.49%
Prudential Equity Income Portfolio                             17.70%         4.03%        19.47%        17.41%        14.04%^
T. Rowe Price Equity Income Portfolio                          11.82%        14.12%        19.27%        20.48%        19.75%^
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
AIM V.I. Growth & Income Fund                                  14.01%        26.60%        24.87%        23.39%        21.99%^
Janus Aspen Series Growth Portfolio                            16.10%        31.43%        25.94%        23.82%        20.73%^
Prudential Jennison Portfolio                                  14.71%        29.93%        28.65%          N/A         28.20%^
Prudential Stock Index Portfolio                               11.55%        21.33%        27.87%        26.44%        17.25%
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE
OpCap Advisors OCC Accumulation Trust
   Small Cap Portfolio(2)                                       3.07%        -5.76%         6.84%         9.79%        11.38%^
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP GROWTH
MFS Emerging Growth Series                                     12.28%        23.32%        21.58%          N/A         25.21%^
MFS Research Series                                             8.32%        11.94%        19.06%          N/A         20.38%^
Warburg Pincus Trust Post-Venture
   Capital Portfolio                                           12.19%         5.02%          N/A           N/A         10.39%^
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
Janus Aspen Series International Growth Portfolio               9.53%         4.54%        17.54%        19.13%        17.60%^
Prudential Global Portfolio                                     9.21%        13.89%        15.04%        13.53%        10.12%^
T. Rowe Price International Stock Portfolio                     3.29%         4.69%         7.99%         8.56%         8.30%^


   The following returns are legally required for comparison purposes and are after the deduction of all fees and charges, including the maximum possible withdrawal charges.* For an explanation of these charges, consult the "Charges, Fees and Deductions" section of your prospectus.

                                                                               AVERAGE ANNUAL TOTAL RETURN
                                                            SIX MONTHS(3)   ONE YEAR     THREE YEAR     FIVE YEAR     TEN YEAR
                                                                                                                 OR SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Prudential Money Market Portfolio(1)                           -3.26%        -1.06%         2.88%         3.84%         4.17%
The current seven day yield for the Prudential Money Market Portfolio on June 30, 1999 was 3.66%
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
Prudential Diversified Bond Portfolio                          -7.18%        -5.17%         4.70%         6.49%         6.94%
Prudential Government Income Portfolio                         -8.15%        -3.86%         4.63%         6.00%         6.36%
Prudential High Yield Bond Portfolio                           -2.06%        -9.95%         4.90%         6.89%         7.86%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED
Prudential Conservative Balanced Portfolio                     -1.52%         1.50%        10.44%        10.86%         9.75%
Prudential Flexible Managed Portfolio                           0.98%         1.07%        12.07%        13.49%        11.37%

================================================================================

                                                                               AVERAGE ANNUAL TOTAL RETURN
                                                            SIX MONTHS(3)   ONE YEAR     THREE YEAR     FIVE YEAR     TEN YEAR
                                                                                                                 OR SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
AIM V.I. Value Fund                                             8.82%        21.62%        24.90%        24.04%        21.38%^
OpCap Advisors OCC Accumulation Trust
  Managed Portfolio(2)                                          1.63%        -2.66%        15.04%        19.33%        17.36%^
Prudential Equity Portfolio                                     9.85%         6.09%        17.98%        19.22%        15.47%
Prudential Equity Income Portfolio                             12.64%        -1.03%        18.72%        17.27%        14.02%^
T. Rowe Price Equity Income Portfolio                           6.76%         9.06%        18.52%        20.36%        19.72%
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
AIM V.I. Growth & Income Fund                                   8.95%        21.54%        24.18%        23.28%        21.96%^
Janus Aspen Series Growth Portfolio                            11.04%        26.37%        25.27%        23.71%        20.70%^
Prudential Jennison Portfolio                                   9.65%        24.87%        28.01%          N/A         28.05%^
Prudential Stock Index Portfolio                                6.49%        16.27%        27.22%        26.34%        17.23%
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE
OpCap Advisors OCC Accumulation Trust
  Small Cap Portfolio(2)                                       -1.99%       -10.82%         5.91%         9.61%        11.36%^
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP GROWTH
MFS Emerging Growth Series                                      7.22%        18.26%        21.13           N/A         24.92%^
MFS Research Series                                             3.26%         6.88%        18.31           N/A         20.05%^
Warburg Pincus Trust Post-Venture Capital Portfolio             7.13%        -0.04%          N/A           N/A          9.41%^
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
Janus Aspen Series International Growth Portfolio               4.47%        -0.52%        16.77%        19.00%        17.57%^
Prudential Global Portfolio                                     4.15%         8.83%        14.23%        13.37%        10.10%^
T. Rowe Price International Stock Portfolio                    -1.77%        -0.37%         7.07%         8.38%         8.25%^

* The Maximum Withdrawal Charges per contract year:
Contract Year:                                          1            2            3            4            5       Thereafter
                                                     -------------------------------------------------------------------------------
Withdrawal Charge:                                      5%           4%           3%           2%           1%           0%

                                    FOOTNOTES

^ PERFORMANCE RESULTS ARE FROM THE FOLLOWING DATES THE PORTFOLIOS WERE FIRST MADE AVAILABLE TO THE PUBLIC THROUGH LIFE INSURANCE AND ANNUITY CONTRACTS. DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY WAS FIRST OFFERED IN JUNE 1997.

      PRUDENTIAL JENNISON PORTFOLIO                             MAY 1, 1995
      AIM V.I. GROWTH AND INCOME FUND                           MAY 2, 1994
      AIM V.I. VALUE FUND                                       MAY 5, 1993
      JANUS ASPEN SERIES GROWTH PORTFOLIO                SEPTEMBER 13, 1993
      JANUS ASPEN SERIES INTERNATIONAL
        GROWTH PORTFOLIO                                        MAY 2, 1994
      MFS EMERGING GROWTH SERIES                              JULY 24, 1995
      MFS RESEARCH SERIES                                     JULY 24, 1995
      T. ROWE PRICE EQUITY INCOME PORTFOLIO                  MARCH 31, 1994
      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO            MARCH 31, 1994
      WARBURG PINCUS TRUST POST-VENTURE
         CAPITAL PORTFOLIO                               SEPTEMBER 30, 1996

(1) FOR CURRENT YIELDS ON THE MONEY MARKET PORTFOLIO, PLEASE CALL 1-800-458-6333. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE SHARE VALUE OF $10.00. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

(2) BASED ON RESULTS OF THE OCC ACCUMULATION TRUST AND ITS PREDECESSOR. ON SEPTEMBER 16, 1994, AN INVESTMENT COMPANY WHICH HAD COMMENCED OPERATIONS ON AUGUST 1, 1988, CALLED QUEST FOR VALUE ACCUMULATION TRUST (THE "OLD TRUST"), WAS EFFECTIVELY DIVIDED INTO TWO INVESTMENT FUNDS, THE OLD TRUST AND THE PRESENT OCC ACCUMULATION TRUST (THE "TRUST"), AT WHICH TIME THE TRUST COMMENCED OPERATIONS. FOR THE PERIOD PRIOR TO SEPTEMBER 16, 1994, THE PERFORMANCE FIGURES ABOVE FOR THE MANAGED AND SMALL CAP PORTFOLIOS REFLECT THE PERFORMANCE OF THE CORRESPONDING PORTFOLIOS OF THE OLD TRUST.

(3)  SIX-MONTH RETURNS ARE NOT ANNUALIZED.

     RETURNS REFLECT HYPOTHETICAL INVESTMENT EXPERIENCE AS THOUGH DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY HAD BEEN IN EXISTENCE SINCE THE INCEPTION DATE OF THE UNDERLYING PORTFOLIO. DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY WAS FIRST OFFERED IN JUNE 1997. SOURCE: PRUDENTIAL

     INVESTMENT RETURN AND PRINCIPAL VALUE OF THE PORTFOLIOS WILL FLUCTUATE RESULTING IN A VALUE WHICH MAY AT ANY TIME, INCLUDING THE TIME OF WITHDRAWAL OF THE CASH VALUE, BE MORE OR LESS THAN THE TOTAL PRINCIPAL INVESTMENT MADE. THE PERFORMANCE INFORMATION REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. THE STANDARDIZED RATES OF RETURN REFLECT THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND THE DEDUCTION OF INVESTMENT MANAGEMENT FEES, EXPENSES AND PRODUCT-RELATED INSURANCE CHARGES.

     INVESTMENT IN A PORTFOLIO INVOLVES VARIOUS RISKS WHICH ARE MORE FULLY DESCRIBED IN THE DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY PROSPECTUS. THE DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY IS OFFERED THROUGH THESE AFFILIATED PRUDENTIAL SUBSIDIARIES: PRUDENTIAL SECURITIES INCORPORATED; PRUCO SECURITIES CORPORATION; PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC.

     THE DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY IS A GROUP ANNUITY INSURANCE PRODUCT ISSUED BY THE PRUDENTIAL INSURANCE COMPANY OF AMERICA, NEWARK, NJ.

                              PERFORMANCE RESULTS
                  DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY
                         FOR PERIODS ENDED JUNE 30, 199
                              FOR BISYS CONTRACTS

================================================================================
The following returns reflect the deduction of all fees and charges, except for possible withdrawal charges.

                                                                          NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                                            SIX MONTHS(3)   ONE YEAR     THREE YEAR     FIVE YEAR     TEN YEAR
                                                                                                                 OR SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Prudential Money Market Portfolio(1)                            1.69%         3.78%         3.66%         3.86%         4.01%
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
Prudential Diversified Bond Portfolio                          -2.22%        -0.32%         5.45%         6.48%         6.76%
Prudential Government Income Portfolio                         -3.19%         0.99%         5.37%         5.99%         6.19%
Prudential High Yield Bond Portfolio                            2.89%        -5.09%         5.64%         6.88%         7.67%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED
Prudential Conservative Balanced Portfolio                      3.43%         6.34%        11.08%        10.81%         9.56%
Prudential Flexible Managed Portfolio                           5.93%         5.91%        12.98%        13.56%        11.35%
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
AIM V.I. Value Fund                                            13.76%        26.42%        25.33%        23.90%        21.16%^
OpCap Advisors OCC Accumulation Trust
  Managed Portfolio(2)                                          6.58%         2.19%        15.60%        19.22%        17.14%
Prudential Equity Portfolio                                    14.78%        10.92%        18.50%        19.11%        15.26%
Prudential Equity Income Portfolio                             17.58%         3.81%        19.23%        17.17%        13.81%
T. Rowe Price Equity Income Portfolio                          11.70%        13.89%        19.03%        20.24%        19.51%^
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
AIM V.I. Growth & Income Fund                                  13.89%        26.34%        24.61%        23.14%        21.75%^
Janus Aspen Series Growth Portfolio                            15.98%        31.16%        25.69%        23.57%        20.49%^
Prudential Jennison Portfolio                                  14.59%        29.67%        28.40%          N/A         27.94%^
Prudential Stock Index Portfolio                               11.43%        21.08%        27.61%        26.19%        17.02%
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE
OpCap Advisors OCC Accumulation Trust
  Small Cap Portfolio(2)                                        2.96%        -5.96%         6.63%         9.57%        11.16%
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP GROWTH
MFS Emerging Growth Series                                     12.16%        23.06%        21.61%          N/A         24.96%^
MFS Research Series                                             8.21%        11.71%        18.82%          N/A         20.14%^
Warburg Pincus Trust Post-Venture
  Capital Portfolio                                            12.07%         4.81%          N/A           N/A         10.17%^
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
Janus Aspen Series International Growth Portfolio               9.41%         4.33%        17.30%        18.89%        17.37%^
Prudential Global Portfolio                                     9.09%        13.66%        14.81%        13.30%         9.90%
T. Rowe Price International Stock Portfolio                     3.18%         4.47%         7.78%         8.35%         8.08%^


   The following returns are legally required for comparison purposes and are after the deduction of all fees and charges, including the maximum possible withdrawal charges.* For an explanation of these charges, consult the "Charges, Fees and Deductions" section of your prospectus.

                                                                               AVERAGE ANNUAL TOTAL RETURN
                                                            SIX MONTHS(3)   ONE YEAR     THREE YEAR     FIVE YEAR     TEN YEAR
                                                                                                                 OR SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Prudential Money Market Portfolio(1)                           -3.37%        -1.28%         2.67%         3.63%         3.97%
The current seven day yield for the Prudential Money Market Portfolio on June 30, 1999 was 3.46%
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
Prudential Diversified Bond Portfolio                          -7.28%        -5.38%         4.49%         6.28%         6.73%
Prudential Government Income Portfolio                         -8.25%        -4.07%         4.41%         5.79%         6.15%
Prudential High Yield Bond Portfolio                           -2.17%       -10.15%         4.68%         6.68%         7.64%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED
Prudential Conservative Balanced Portfolio                     -1.63%         1.28%        10.21%        10.64%         9.53%
Prudential Flexible Managed Portfolio                           0.87%         0.85%        12.15%        13.40%        11.33%

================================================================================

                                                                               AVERAGE ANNUAL TOTAL RETURN
                                                            SIX MONTHS(3)   ONE YEAR     THREE YEAR     FIVE YEAR     TEN YEAR
                                                                                                                 OR SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
AIM V.I. Value Fund                                             8.70%        21.36%        24.65%        23.79%        21.13%^
OpCap Advisors OCC Accumulation Trust
  Managed Portfolio(2)                                          1.52%        -2.87%        14.80%        19.09%        17.12%
Prudential Equity Portfolio                                     9.72%         5.86%        17.74%        18.98%        15.24%
Prudential Equity Income Portfolio                             12.52%        -1.25%        18.48%        17.04%        13.79%
T. Rowe Price Equity Income Portfolio                           6.64%         8.83%        18.28%        20.12%        19.48%^
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
AIM V.I. Growth & Income Fund                                   8.83%        21.28%        23.93%        23.03%        21.72%^
Janus Aspen Series Growth Portfolio                            10.92%        26.10%        25.01%        23.46%        20.46%^
Prudential Jennison Portfolio                                   9.53%        24.61%        27.75%          N/A         27.80%^
Prudential Stock Index Portfolio                                6.37%        16.02%        26.96%        26.09%        17.00%
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE
OpCap Advisors OCC Accumulation Trust
  Small Cap Portfolio(2)                                       -2.10%       -11.02%         5.69%         9.39%        11.13%
------------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP GROWTH
MFS Emerging Growth Series                                      7.10%        18.00%        20.88           N/A         24.67%^
MFS Research Series                                             3.15%         6.65%        18.07           N/A         19.80%^
Warburg Pincus Trust Post-Venture Capital Portfolio             7.01%        -0.25%          N/A           N/A          9.18%^
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
Janus Aspen Series International Growth Portfolio               4.35%        -0.73%        16.53%        18.76%        17.33%^
Prudential Global Portfolio                                     4.03%         8.60%        14.00%        13.15%         9.88%
T. Rowe Price International Stock Portfolio                    -1.88%        -0.59%         6.86%         8.16%         8.03%^

 * The Maximum Withdrawal Charges per contract year:
 Contract Year:                                     1            2            3            4            5            Thereafter
                                                  -----------------------------------------------------------------------------
 Withdrawal Charge:                                 5%           4%           3%           2%           1%              0%

                                    FOOTNOTES

^ PERFORMANCE RESULTS ARE FROM THE FOLLOWING DATES THE PORTFOLIOS WERE FIRST MADE AVAILABLE TO THE PUBLIC THROUGH LIFE INSURANCE AND ANNUITY CONTRACTS. DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY WAS FIRST OFFERED IN JUNE 1997.

      PRUDENTIAL JENNISON PORTFOLIO                                  MAY 1, 1995
      AIM V.I. GROWTH AND INCOME FUND                                MAY 2, 1994
      AIM V.I. VALUE FUND                                            MAY 5, 1993
      JANUS ASPEN SERIES GROWTH PORTFOLIO                     SEPTEMBER 13, 1993
      JANUS ASPEN SERIES INTERNATIONAL
         GROWTH PORTFOLIO                                            MAY 2, 1994
      MFS EMERGING GROWTH SERIES                                   JULY 24, 1995
      MFS RESEARCH SERIES                                          JULY 24, 1995
      T. ROWE PRICE EQUITY INCOME PORTFOLIO                       MARCH 31, 1994
      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO                 MARCH 31, 1994
      WARBURG PINCUS TRUST POST-VENTURE
         CAPITAL PORTFOLIO                                    SEPTEMBER 30, 1996

(1) FOR CURRENT YIELDS ON THE MONEY MARKET PORTFOLIO, PLEASE CALL 1-800-458-6333. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE SHARE VALUE OF $10.00. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

(2) BASED ON RESULTS OF THE OCC ACCUMULATION TRUST AND ITS PREDECESSOR. ON SEPTEMBER 16, 1994, AN INVESTMENT COMPANY WHICH HAD COMMENCED OPERATIONS ON AUGUST 1, 1988, CALLED QUEST FOR VALUE ACCUMULATION TRUST (THE "OLD TRUST"), WAS EFFECTIVELY DIVIDED INTO TWO INVESTMENT FUNDS, THE OLD TRUST AND THE PRESENT OCC ACCUMULATION TRUST (THE "TRUST"), AT WHICH TIME THE TRUST COMMENCED OPERATIONS. FOR THE PERIOD PRIOR TO SEPTEMBER 16, 1994, THE PERFORMANCE FIGURES ABOVE FOR THE MANAGED AND SMALL CAP PORTFOLIOS REFLECT THE PERFORMANCE OF THE CORRESPONDING PORTFOLIOS OF THE OLD TRUST.

(3)  SIX-MONTH RETURNS ARE NOT ANNUALIZED.

     RETURNS REFLECT HYPOTHETICAL INVESTMENT EXPERIENCE AS THOUGH DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY HAD BEEN IN EXISTENCE SINCE THE INCEPTION DATE OF THE UNDERLYING PORTFOLIO. DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY WAS FIRST OFFERED IN JUNE 1997. SOURCE: PRUDENTIAL.

     INVESTMENT RETURN AND PRINCIPAL VALUE OF THE PORTFOLIOS WILL FLUCTUATE RESULTING IN A VALUE WHICH MAY AT ANY TIME, INCLUDING THE TIME OF WITHDRAWAL OF THE CASH VALUE, BE MORE OR LESS THAN THE TOTAL PRINCIPAL INVESTMENT MADE. THE PERFORMANCE INFORMATION REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. THE STANDARDIZED RATES OF RETURN REFLECT THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND THE DEDUCTION OF INVESTMENT MANAGEMENT FEES, EXPENSES AND PRODUCT-RELATED INSURANCE CHARGES.

     INVESTMENT IN A PORTFOLIO INVOLVES VARIOUS RISKS WHICH ARE MORE FULLY DESCRIBED IN THE DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY PROSPECTUS. THE DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY IS OFFERED THROUGH THESE AFFILIATED PRUDENTIAL SUBSIDIARIES: PRUDENTIAL SECURITIES INCORPORATED; PRUCO SECURITIES CORPORATION; PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC.

     THE DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY IS A GROUP ANNUITY INSURANCE PRODUCT ISSUED BY THE PRUDENTIAL INSURANCE COMPANY OF AMERICA, NEWARK, NJ.

================================================================================
Table of Contents

LETTER TO PARTICIPANTS
     1999 Six-Month Market Review
     1999 Prudential's Outlook
THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS
     Money Market Portfolio
     Diversified Bond Portfolio
     Government Income Portfolio
     Conservative Balanced Portfolio
     Flexible Managed Portfolio
     High Yield Bond Portfolio
     Stock Index Portfolio
     Equity Income Portfolio
     Equity Portfolio
     Prudential Jennison Portfolio
     Global Portfolio
     Financial Statements
     Schedule of Investments
     Notes to Financial Statements
     Financial Highlights
AIM MANAGEMENT GROUP, INC.
     AIM V.I. Growth and Income Fund
     AIM V.I. Value
JANUS
     Janus Aspen Series - Growth Portfolio
     Janus Aspen Series - International Growth Portfolio
MFS
     MFS Research Series
     MFS Emerging Growth Series
OPCAP ADVISORS
     OpCap Advisors OCC Accumulation Trust - Small Cap Portfolio
     OpCap Advisors OCC Accumulation Trust - Managed Portfolio
T. ROWE PRICE ASSOCIATES, INC.
     Equity Income Portfolio
     International Stock Portfolio
WARBURG PINCUS COUNSELORS, INC.
     Warburg Pincus Trust Post-Venture Capital Portfolio

                                     [LOGO]














     THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. IT IS FOR THE
      INFORMATION OF PERSONS PARTICIPATING IN THE DISCOVERY SELECT(SM) GROUP RETIREMENT ANNUITY CONTRACTS. THIS REPORT DESCRIBES THE DISCOVERY SELECT(SM) GROUP VARIABLE ANNUITY CONTRACTS*, GROUP VARIABLE ANNUITY CONTRACTS OFFERED BY THE PRUDENTIAL INSURANCE COMPANY OF AMERICA ("PRUDENTIAL"), A MUTUAL LIFE INSURANCE COMPANY, IN CONNECTION WITH RETIREMENT ARRANGEMENTS THAT QUALIFY FOR FEDERAL TAX BENEFITS UNDER SECTIONS 401, 403(B), 408 OR 457 OF THE INTERNAL REVENUE CODE OF 1986 AND WITH NON-QUALIFIED ANNUITY ARRANGEMENTS.

PERIOD ENDED JUNE 30, 1999

LETTER TO PARTICIPANTS


[PHOTO]
JOHN R. STRANGFELD,
CHAIRMAN

================================================================================
Once again, the market reminded us of the critical nature of diversification.


DEAR PARTICIPANT:

This Semi-annual Report presents the investment performance of The Prudential Series Fund and other Portfolios that underlie your Discovery Select Group Retirement Annuity.

In the last couple of years, the recurring possibility of a global economic crisis caused investors to focus on securities they thought to be safe. In the equity market, they focused on the stocks of a handful of very large companies that were perceived to be well-buffeted from an economic slowdown. These stocks became very expensive-out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies and between growth and value stocks.

Since earlier this year, however, that gap has narrowed significantly amid news of strong U.S. economic growth and faster-than-expected global stability. While the long-term prospects of U.S. growth stocks are still very good, many of the stocks of smaller and economically sensitive companies favored by our value managers are now posting very attractive returns.

In the bond market, U.S. Treasuries and select European government bonds were the major beneficiaries of the flight to quality that occurred last year. When this trend reversed itself toward the end of 1998, other sectors of the bond market rebounded. However, with a strong U.S. economy comes the threat of higher inflation, which erodes the value of bonds' fixed interest payments. The recent inflation concerns jolted the bond market toward the end of the reporting period and helped send long-term interest rates to a 19-month high. Fortunately, the Federal Reserve appears committed to keeping inflation from threatening the economy's growth.

HOW DID OUR PORTFOLIOS PERFORM?

Reflecting investors' renewed interest in value stocks-which include cyclical stocks that do well when the economy thrives-our value-oriented Equity and Equity Income Portfolios generated the highest returns-up 14.91% and 17.70%, respectively-through the first half of the year. Our large-cap growth portfolios-Prudential Jennison and Prudential Stock Index-also continue to post attractive returns. They were up 14.71% and 11.55% for the six-month period ended June 30, 1999.

DIVERSIFICATION: PROTECTION AGAINST MARKET TURBULENCE.

The winds of change in the equity market and the recent turbulence in the bond market not only highlight the value of professional portfolio management, they illustrate why investors should have a well-diversified asset allocation strategy. It is also a good practice to revisit your strategy regularly and, when necessary, rebalance your holdings to keep your asset allocation consistent with your long-term objectives and risk tolerance.

Since most people buy variable annuity products for long-term goals, ours is to achieve above-average investment performance over time. Therefore, when you consider how to allocate either new or existing assets, we encourage you to think about your time horizon and risk tolerance. As always, remember that past performance is not indicative of future results. Please consult your prospectus for complete details with regard to these products.


Your Prudential professional will be happy to help you review and structure a program to meet your long-term financial needs. All of us at Prudential thank you for your business and look forward to helping you plan for your future financial security.


Sincerely,



John R. Strangfeld
Chairman,
The Prudential Series Fund, Inc.

/s/ John R. Strangfeld

June 30, 1999

1999 MARKET COMMENTARY

================================================================================
HOW THE MARKETS COMPARED(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                            Return Over              Average Return Over
                          Past 12 Months          Past 20 Years (Annualized)
                          --------------          --------------------------
Money Markets                  4.8%                          6.4%
Bonds                          2.7%                          9.7%
Foreign Stocks                15.7%                         14.5%
U.S. Stocks                   22.8%                         17.9%

--------------------------------------------------------------------------------
THIS CHART COMPARES THE 12-MONTH RETURN AS OF 6/30/99 FOR VARIOUS CATEGORIES OF INVESTMENTS WITH THE AVERAGE ANNUAL TOTAL RETURN OVER 20 YEARS FOR THE SAME INVESTMENT. AS YOU CAN SEE, STOCK AND BOND MARKET RETURNS CAN VARY CONSIDERABLY FROM YEAR TO YEAR. UNLIKE STOCKS, BONDS GENERALLY OFFER A FIXED RATE OF RETURN AND PRINCIPAL IF HELD TO MATURITY. AN INVESTMENT'S PAST PERFORMANCE SHOULD NEVER BE USED TO PREDICT FUTURE RESULTS. THERE ARE DIFFERENT RISKS ASSOCIATED WITH EACH INVESTMENT SECTOR, WHICH SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING.


(1) SOURCE: LIPPER, INC. FOR PURPOSES OF COMPARISON ONLY. U.S. MONEY MARKETS AS MEASURED BY LIPPER MONEY MARKET AVERAGE (VA). BONDS AS MEASURED BY THE LEHMAN BROTHERS GOV'T. CORP. INDEX. FOREIGN STOCKS AS MEASURED BY THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX. U.S. STOCKS AS MEASURED BY THE S&P 500 COMPOSITE STOCK PRICE INDEX.


MARKET OVERVIEW

INVESTORS MOVE OUT INTO A SAFER WORLD

It started in the first quarter of the year, but investors were too risk averse to believe it. By April, however, it could no longer be denied: the world was becoming a safer place to invest. Japan was showing signs that its economy had bottomed and was poised to start growing again; Germany was also hinting at improved economic conditions, and cheaper currencies and lower interest rates were helping to fuel several emerging market economies.

This encouraging economic news prompted many equity investors to look beyond the domestic large-capitalization growth stocks that have played such a big part in driving the market's returns over the past several years. What they found in the United States was stocks of small-cap companies that were ignored for so long they had become bargain priced. Investors also found relatively inexpensive value stocks among the large-cap companies. These stocks included many cyclicals--stocks that typically do well when the economy thrives. Outside the United States, investors found stocks in Asia and emerging markets that were also bargain priced.

Many bond investors responded to a safer global economic environment by pulling out of U.S. Treasury securities and taking advantage of attractive opportunities in higher-yielding markets. Treasuries also fell out of favor because investors expected the Federal Reserve to raise rates in an effort to cool U.S. economic growth before it led to higher inflation. (Higher inflation erodes the fixed value of bond interest payments.) The Federal Reserve finally moved on June 30, when it raised its key short-term interest rate by a quarter of a percentage point to 5%.

THE WORLD

WHAT'S CAUSING THE GLOBAL REBOUND?

Asia--the region that sparked a global financial crisis two years ago--could actually be credited with helping the world economies get back on course. Corporate restructuring in many parts of Asia, including Japan and Korea, has accelerated sharply in the last several months. This has helped companies with inexpensive valuations greatly improve their prospects for strong earnings growth. The Asian recovery, in turn, has increased the global demand for commodities, which has helped the commodity exporters in Russia and Latin America. The corporate environment in many parts of Europe is also showing signs of improvement after a disappointing first half of 1999. Company fundamentals remain strong in Europe, and the weaker euro is helping the export sector.

THE VIEWS EXPRESSED ARE AS OF JULY 30, 1999 AND ARE SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

================================================================================
S&P 500 INDEX--TOTAL RETURN
BY SECTOR
                                                                        YTD 1999
                                                                        --------
Technology                                                                 24.8%
Basic Materials                                                            22.2
Energy                                                                     19.4
Capital Goods                                                              18.5
Communication Services                                                     17.1
Financials                                                                 12.8
Consumer Cyclicals                                                         12.3
Transportation                                                             11.4
Utilities                                                                   1.2
Health Care                                                                -0.4
Consumer Staples                                                           -2.2

S&P 500 Index                                                              12.4

--------------------------------------------------------------------------------
SOURCE: STANDARD & POOR'S AS OF 6/30/99. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED INDEX OF STOCKS THAT PROVIDE AN INDICATION OF STOCK PRICE MOVEMENTS. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


STOCK MARKET

NO LONGER NARROWLY FOCUSED

When the first half of 1999 drew to a close, it had become obvious that a broader group of stocks was now benefiting from this accelerated global growth. The Russell 2000 Index of small-company stocks outperformed the other major stock indexes. The stock market had placed exceptionally high capitalizations (the total price of a corporation's outstanding stock) on a few popular companies.

These "mega-caps" had absorbed a lot of investors' funds, while smaller companies were much lower priced. So, when investors sold some of their shares of the mega-caps, enough money was released to have a very large impact on the prices of small-company stocks. They surged. In many cases, merger and acquisition activity was a catalyst for a bargain-priced company's gains.


BOND MARKET

CAUGHT OFF-GUARD BY STRONG GLOBAL ECONOMIC GROWTH

Treasury prices fell early in the second quarter as investors sold these govern-ment securities to participate in both the wealth of corporate debt offerings and in the strong stock market. Occasional economic reports that hinted at inflation also caused temporary "hiccups" in the debt market that started to become almost routine until mid-May. That's when April's much-higher-than-expected Consumer Price Index report was released, which was soon followed by the Federal Reserve's announcement that it was more inclined to raise interest rates.

These events prompted a major sell-off in the bond market. The yield on the benchmark 30-year Treasury bond--which moves in the opposite direction of its price--rose from 5.63% on March 31 to a high of 6.19% on June 24, a level not seen since November 1997.

As it turned out, this sharp sell-off was unwarranted in light of the fact that the Federal Reserve increased short-term interest rates by only a quarter of a percentage point.

In anticipation of an increase in short-term interest rates, investors drove prices lower in almost all sectors of the U.S. fixed-income market during the second half of the quarter and spreads (the difference in yield between corporate bonds and Treasuries) also widened in both the high-grade and high-yield (junk) bond markets.


Surprisingly, the spread between yields of Treasuries and some better-quality corporates (A-rated and AA-rated) widened more than the spread between Treasuries and lower-rated corporates. This is due, in part, to the large supply of new investment-grade corporate issues, which came to market during this period.

1999 INVESTMENT OUTLOOK


ECONOMIC OUTLOOK

FED TO TREAD SLOWLY

Investors are expected to pay very close attention to world economies during the second half of the year, and the United States economy will probably be the most closely scrutinized of all. We expect to see strong U.S. growth coupled with a moderate increase in inflation.

As we enter the second half of the year, we still think that Y2K preparations (particularly inventory building), combined with the underlying healthy pace of growth, will push overall economic readings back up to around the 4% level. With oil and commodity prices now no longer declining and substantially smaller declines being registered for other non-oil import prices, the Consumer Price Index inflation rate should move slightly higher. When Alan Greenspan and the Federal Reserve meet in August, these trends could prompt them to announce that they are more inclined to raise interest rates. It usually takes six months for interest rate moves to be felt in the economy. We think the Federal Reserve will probably be reluctant to actually raise rates in August, because the move would be felt early next year when the economy quite possibly may slow down anyway in response to Y2K factors.

Just what those factors might be remains to be seen. Since Y2K is a unique event the impact of which cannot be gauged by previous experience, all forecasts are subject to greater risk than usual over the next three quarters.


STOCK MARKET OUTLOOK

RALLY TO CONTINUE TO BROADEN

As the U.S. economy continues to grow and it becomes more apparent that the world is a safer place for investing, we expect investors to still be attracted to U.S. small-company stocks and value stocks, both of which remain relatively inexpensive compared to large-cap growth stocks.

However, the recent move out of growth stocks and into small-company and value stocks happened so quickly it will not be surprising if this new trend pauses from time to time to digest the value gains.

International markets are expected to become more attractive to investors as well. Since stocks in Europe are not as expensive as those in the S&P 500--international markets could perform better than the S&P 500 over the next 12 to 18 months. In Japan, corporate restructurings are helping to improve earnings and should eventually bring about economic growth.

A word of caution, however: Asian and Latin American countries have rebounded so quickly from such depressed levels that it wouldn't be unusual to see those markets pause as some investors take their profits.

SAFER WORLD HELPS COMMODITIES STAGE A COMEBACK

With global growth accelerating, the economies of many developing nations may have the wind at their backs for the first time in a while. This could prove beneficial to most of the world's commodity producers, since global inventories of resources such as aluminum and nickel are low and there is little excess production capacity.

The Asian economic and financial crisis caused large inventory liquidations of many commodities from Far Eastern consumers. With the world beginning to recover, not only will demand increase but depleted inventories will have to be rebuilt.

While prices of commodity company stocks are up significantly in 1999, they have considerable room to go higher. Long-term supply and demand trends are turning very positive. Soon the strengths we see in oil will spill over into other commodity markets.


BOND MARKET OUTLOOK

LOOKING FOR GOOD VALUE

Given expectations for strong U.S. economic growth, we have increased our range for the yield on the 30-year Treasury bond from 5.25% to 6.25%. In the current environment, high-yield corporate bonds represent good value.

HIGH EXPECTATIONS FOR HIGH-YIELD SECTOR

Because of their low correlation to other financial products, high-yield corporate bonds (also known as "junk bonds") are an attractive way for suitable investors to diversify a portfolio. While Treasuries performed poorly during the first half of the year, high-yield corporates generated a positive return despite a couple of rough months.

The Federal Reserve's decision to increase short-term rates only slightly and remove its tightening bias is particularly encouraging to the high-yield sector. Treasury yields have risen since the beginning of the year; therefore, spreads (the difference in yield between high-yield bonds and Treasuries) are not as wide as they were in January. However, they are still wide based on historical levels.

Default rates, which rose during the first half of the year, shouldn't increase dramatically from current levels, because economic growth continues to be strong. Since interest rates are not expected to move significantly between now and the end of the year, high-yield bonds should earn their coupons and even realize a little capital appreciation.

PRUDENTIAL MONEY MARKET PORTFOLIO

PERFORMANCE SUMMARY.

Money market participants spent much of the first half of 1999 agonizing over whether increases in the Federal funds rate (the rate U.S. banks charge each other for overnight loans) were imminent, or even warranted. The Federal Reserve raised the key rate by a quarter of a percentage point to 5.00% on June 30, 1999, to keep the U.S. economy from overheating.

In anticipation of this move, investors drove money market yields higher. We took advantage of the rise in money market yields early on by purchasing one-year securities. These transactions helped the Prudential Series Fund Money Market Portfolio maintain a higher-than-average yield. The Portfolio returned 2.28% for the first half of the year, beating the 2.21% reported by the average money market fund as tracked by Lipper, Inc. On June 25, 1999, the Portfolio's seven-day yield was 4.58%.

(AN INVESTMENT IN THE PRUDENTIAL SERIES FUND MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.)

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                     SIX       ONE     THREE    FIVE      TEN
                                    MONTHS    YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO(1)            2.28%    5.00%    5.25%    5.31%    5.36%
--------------------------------------------------------------------------------
LIPPER (VIP) MONEY MARKET AVG.(2)    2.21%    4.77%    5.02%    5.06%    5.01%
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO INCEPTION DATE: 5/13/83.

================================================================================
SEVEN-DAY CURRENT NET YIELDS DURING THE PAST SIX MONTHS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]



WEEKLY SEVEN-DAY CURRENT NET YIELDS OF THE MONEY MARKET PORTFOLIO AND THE IBC TAXABLE GENERAL PURPOSE, FIRST AND SECOND TIER MONEY MARKET FUND.

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) MONEY MARKET AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURNS OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) SOURCE: IBC FINANCIAL DATA, INC. AS OF 6/29/99, BASED ON 306 FUNDS IN THE IBC TAXABLE GENERAL PURPOSE, FIRST AND SECOND TIER MONEY MARKET FUND.



================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
FIXED INCOME
Balanced
High Yield Bond
Diversified Stock
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
Current income, stability of capital and maintenance of liquidity.

TYPES OF INVESTMENTS
Short-term money market securities that generally mature in 13 months or less. These securities primarily consist of Certificates of Deposit (CDs), Commercial Paper and Bankers' Acceptances, U.S. Treasury bills (T-bills) and other instruments issued by or guaranteed by the U.S. government or its agencies.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

PORTFOLIO PROVIDED A COMPETITIVE YIELD. At the beginning of 1999, we believed the Federal Reserve would be reluctant to raise the Federal funds rate because inflation remained subdued in the United States, and Brazil was in the midst of a financial crisis.

As a result of strong U.S. econo- mic growth that rekindled infla- tion fears, money market yields, in general, climbed in February and early March.

The Prudential Series Fund Money Market Portfolio benefited from this rise in money market yields because we bought securities maturing in 12 months that carried attractive yields.

These purchases, along with others made in the spring, enabled the Portfolio to provide a competitive yield during the six-month period.

STRATEGY SESSION.

RISE IN MONEY MARKET YIELDS CREATED BUYING OPPORTUNITIES. The U.S. economy raced along at a brisk clip in the first six months of 1999. Such strong economic growth might eventually ignite higher inflation which, if left unchecked, could derail the economic expansion. As a result, many investors began to fear that the Federal Reserve would raise the Federal funds rate to cool down the economy.

Expectations of an increase in the Federal funds rate led investors to push up money market yields. For example, the 12-month London Interbank Offered Rate (LIBOR) climbed from approximately 5.00% at the beginning of February 1999 to roughly 5.40% in early March. Because we did not believe a change in monetary policy was imminent, we viewed this trend as a buying opportunity and locked in solid yields on debt securities of banks and corporations maturing in one year.

In early spring, a spate of benign inflation data and moderate gains in employment allayed fears of a tighter monetary policy, and money market yields turned lower. But this proved to be a temporary reprieve. The unrelenting strength of the U.S. economy, higher oil prices and a larger-than-expected increase in a key U.S. inflation barometer that was reported in May reawakened concerns that the U.S. central bank would increase the Federal funds rate. Moreover, a statement released after Federal Reserve policy makers met in mid-May said they were leaning toward increasing short-term rates due to a potential buildup in inflationary pressures.

THE LONG-AWAITED FEDERAL FUNDS RATE INCREASE FINALLY OCCURRED. Not surprisingly, money market yields began to climb again. We bought shorter-term securities such as commercial paper maturing in three months or less and allowed the Portfolio's weighted average maturity (WAM) to shorten. WAM takes into account the maturity level of each security held by a fund. WAM is a measurement tool that determines a fund's sensitivity to changes in interest rates.

Having a shorter WAM would allow us quicker access to cash so we could take advantage of any higher-yielding money market securities that became available after an increase in the Federal funds rate. We did not have long to wait. On June 30, 1999, the change in monetary policy occurred, marking the first time since March 25, 1997, that the U.S. central bank had raised the Federal funds rate.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
MANOLITA BRASIL

FED MAY MOVE AGAIN IN 1999.

"We believe the Federal Reserve may raise the Federal funds rate a second time during the summer or early fall if the economy continues to grow at a very rapid pace. However, we believe the likelihood of another rate increase later in the year dwindles due to the U.S. central bank's concerns about the potential year 2000 computer problem."

--------------------------------------------------------------------------------

                                    [PHOTO]

                               PORTFOLIO MANAGER
                                 MANOLITA BRASIL

================================================================================
PORTFOLIO COMPOSITION

                                                                   AS OF 6/30/99
                                                                   -------------
Other Commercial Paper                                                   59.6%
Other Corporate Obligations                                              18.9%
Certificates of Deposit-
  Yankee                                                                  7.9%
Bank Notes                                                                7.9%
Loan Participations                                                       3.8%
Certificates of Deposit-
  Eurodollar                                                              1.8%
Certificates of Deposit-
  Domestic                                                                0.2%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. 28.1% OF THE PORTFOLIO HOLDINGS ARE ADJUSTABLE RATE SECURITIES. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL DIVERSIFIED BOND PORTFOLIO

PERFORMANCE SUMMARY.

The Prudential Series Fund Diversified Bond Portfolio followed the bond market with a softer first six months of 1999. This disappointing period was primarily due to inflation fears, along with the resurgence of the global economy, sending interest rates higher.

Anticipating that the Federal Reserve would have to raise the Federal funds rate to slow the U.S. economy and quell inflation fears, investors drove yields of many debt securities higher and their prices, which move in the opposite direction, lower. Among the debt securities affected were U.S. Treasuries and investment-grade corporate bonds. The Federal funds rate was indeed increased, on June 30, 1999, by 25 basis points (0.25%).

By the end of the six-month period, the Portfolio's decline of 1.64% still outperformed the 2.03% drop on the Lipper (VIP) Corporate Debt BBB Average.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                        SIX     ONE     THREE     FIVE     TEN
                                      MONTHS    YEAR    YEARS     YEARS    YEARS
--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO(1)         -1.64%    0.92%    6.65%    7.73%    8.03%
--------------------------------------------------------------------------------
LIPPER (VIP) CORP. DEBT BBB AVG.(2)   -2.03%    1.27%    7.02%    7.74%    7.89%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX(3)        -1.37%    3.15%    7.23%    7.83%    8.15%
--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO INCEPTION DATE: 5/13/83.

================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND THE IMPACT OF SOCIAL, POLITICAL AND ECONOMIC CHANGE.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) CORPORATE DEBT BBB AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURNS OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE LEHMAN AGGREGATE BOND INDEX (LAI) IS COMPRISED OF MORE THAN 5,000 GOVERNMENT AND CORPORATE BONDS. THE LAI IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE LAI MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO. THE LAI IS NOT THE ONLY INDEX THAT MAY BE USED TO CHARACTERIZE PERFORMANCE OF INCOME FUNDS, AND OTHER INDEXES MAY PORTRAY DIFFERENT COMPARATIVE PERFORMANCE.


================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
FIXED INCOME
Balanced
High Yield Bond
Diversified Stock
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
High level of income over the long term while providing reasonable safety of capital.

TYPES OF INVESTMENTS
U.S. government securities, mortgage-backed bonds, both investment-grade and high yield ("junk bond") corporate debt, and foreign securities (dollar and non-dollar denominated).

INVESTMENT STYLE
This Portfolio seeks the highest yield while maintaining safety of capital, by strategically allocating Portfolio assets among the above classes of bonds.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

A SHORTER DURATION WON.

The Portfolio's performance was affected by its fairly large exposure to investment-grade corporate bonds, particularly early in the year, and the sell-off in U.S. Treasuries.

The corporate bond market had supply problems during most of the first six months of 1999 with its new issue calendar consistently being very high.

As a result, as we moved closer to June, the market became softer and prices of long-term, investment-grade corporate bonds, which we mostly held, fell further than those with a shorter duration stance.

The Lehman Government/Corporate Bond Index fell 2.28% overall in the last six months, with only a 0.58% decline in intermediate-term securities but a 5.95% drop in long-term securities.

STRATEGY SESSION.

A TOUGH TIME FOR BONDS. The U.S. economy continued its strong growth cycle into 1999, and the global economy sustained its rebound throughout the first six months of the year. Under this scenario, inflation fears grew, and investors drove the yields on many fixed-income securities higher and their prices lower. Lower-rated fixed-income securities that offer large incremental yield over U.S. Treasuries, such as high-yield corporate bonds and emerging market bonds, fared somewhat better in this market environment. By contrast, the general safety of investment-grade corporate bonds and U.S. Treasuries, which the Portfolio mostly holds, was not sought after by investors, and these sectors performed poorly.

We began the year holding more corporate bonds than our competitive universe. Furthermore, the corporate bonds we held had longer-than-average maturities than that of the average bond portfolio. This helped performance in the first quarter. As the year progressed, investors decided the world was now a safer place to invest their money and sold out of U.S. Treasuries and investment-grade corporate bonds. By doing this, they drove the prices of these securities lower and their yields higher. The prices of securities that had a longer-than-average duration fell substantially compared to those with a shorter duration. Duration is a measure of sensitivity to interest rate changes. We did cut back on our investment-grade corporate bond holdings in April, especially longer-maturity issues, to realize spread profits (the outperformance of corporate securities versus Treasuries) from purchases in late 1998. At the same time, we also moved to pull the Portfolio's duration closer to a neutral stance.

After selling our longer-duration, investment-grade corporate bonds to cut our duration stance and help performance, we bought U.S. Treasuries that mostly had shorter-term maturities. We did this to position the Portfolio for an anticipated interest rate hike by the Federal Reserve. The Fed did raise the Federal funds rate (the rate that banks charge each other for overnight loans) 25 basis points, or 0.25%, on June 30, 1999. By using this strategy, we were able to find good bargains in Treasuries since they were fairly cheap, and bring more safety and liquidity into the Portfolio. Furthermore, the overall corporate bond market, became soft due to the continued heavy new-issue calendar it had as the year progressed.

Bolstered by Asia's continued economic turnaround, emerging market fixed-income securities began to perform very well in February, as their countries' economic fundamentals strengthened. Many of the countries in this sector (Malaysia, Mexico, Bulgaria, and Brazil) had their bonds upgraded. Therefore, we were able to add emerging market, dollar-denominated bonds to the Portfolio at cheap levels. This brought our exposure to these bonds up and helped returns of the Portfolio.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
BARBARA KENWORTHY

TREASURY YIELDS SHOULD MODERATE.

"Although economic activity year-to-date is higher than expected, we still don't expect to see significantly higher Treasury yields. We also believe the U.S. economic expansion could moderate in the second half of the year. If the economy behaves as expected, the 30-year Treasury bond yield should fluctuate in a range of 5.25% to 6.25%."

--------------------------------------------------------------------------------

                                    [PHOTO]
                               PORTFOLIO MANAGER
                                BARBARA KENWORTHY

================================================================================
PORTFOLIO COMPOSITION

                                                                   AS OF 6/30/99
                                                                   -------------
Corporate Bonds                                                          74.9%
U.S. Treasuries                                                          14.1%
Cash/Other                                                                6.0%
U.S. Government Agencies                                                  1.8%
Mortgages                                                                 1.7%
Asset-Backed                                                              1.5%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

================================================================================
CREDIT QUALITY

                                                                   AS OF 6/30/99
                                                                   -------------
U.S. Government                                                          15.9%
AAA                                                                       7.6%
AA                                                                        8.5%
A                                                                        19.0%
BBB                                                                      33.5%
BB                                                                        9.5%
Short-Term/Cash/Other                                                     6.0%

Average Credit Quality                                                       A
Duration                                                            5.40 years
Average Maturity                                                    9.60 years
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL GOVERNMENT INCOME PORTFOLIO

PERFORMANCE SUMMARY.

The Prudential Series Fund Government Income Portfolio had a disappointing first six months of 1999 as inflation fears sent interest rates higher. Anticipating that the Federal Reserve would have to raise the Federal funds rate to slow the U.S. economy and quell inflation fears, investors drove yields of many debt securities higher and their prices, which move in the opposite direction, lower.

Among the debt securities affected were U.S. Treasuries and government agency bonds. The Federal funds rate was indeed increased on June 30, 1999, by 25 basis points (0.25%). By the end of the six-month period, the Portfolio declined 2.62%, trailing the 2.35% drop of the Lipper (VIP) General U.S. Government Average.

THE GUARANTEE ON U.S. TREASURIES APPLIES ONLY TO THE UNDERLYING SECURITIES OF THE PORTFOLIO AND NOT TO THE VALUE OF THE PORTFOLIO'S SHARES. MORTGAGE-BACKED SECURITIES ENTAIL ADDITIONAL PREPAYMENT AND EXTENSION RISKS.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                       SIX      ONE     THREE      FIVE     TEN
                                     MONTHS    YEAR     YEARS     YEARS    YEARS
--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO(1)       -2.62%    2.20%    6.87%     7.41%    7.53%
--------------------------------------------------------------------------------
LIPPER (VIP) GEN.
  U.S. GOV'T. AVG.(2)                -2.35%    2.26%    6.39%     6.94%    7.52%
--------------------------------------------------------------------------------
LEHMAN GOV'T. BOND INDEX(3)          -2.27%    3.05%    7.18%     7.59%    7.96%
--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO INCEPTION DATE: 5/1/89.

================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]






--------------------------------------------------------------------------------
THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISK OF CURRENCY FLUCTUATION AND THE IMPACT OF SOCIAL, POLITICAL AND ECONOMIC CHANGE.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GENERAL U.S. GOVERNMENT AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURNS OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE LEHMAN GOVERNMENT BOND INDEX (LGI) IS A WEIGHTED INDEX COMPRISED OF SECURITIES ISSUED OR BACKED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES WITH A REMAINING MATURITY OF ONE TO 30 YEARS. THE LGI IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE LGI MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO. THE LGI IS NOT THE ONLY INDEX THAT MAY BE USED TO CHARACTERIZE PERFORMANCE OF INCOME FUNDS, AND OTHER INDEXES MAY PORTRAY DIFFERENT COMPARATIVE PERFORMANCE.


================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
FIXED INCOME
Balanced
High Yield Bond
Diversified Stock
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
High level of income over the long term consistent with the preservation of capital.

TYPES OF INVESTMENTS
Primarily intermediate and longer-term U.S. government bonds, including U.S. Treasuries and agencies and mortgage-backed securities such as GNMA, FNMA and FHLMC bonds and foreign government securities.

INVESTMENT STYLE
The Portfolio seeks high current return by selecting bonds that offer an attractive combination of current income and price appreciation. The Portfolio Manager's goal is to select bonds believed to offer the best value in a given market climate.

--------------------------------------------------------------------------------


PERFORMANCE REVIEW.

A SHORTER DURATION WON.

The Portfolio's performance was hurt by its longer-than-average duration stance in its holdings, especially U.S. Treasuries and U.S. government agencies.

Prices of long-term securities fell more than prices of short- or intermediate-term securities during the first half of 1999.

The Lehman U.S. Treasury Index fell 0.90% overall during the first six months of 1999, with a 0.18% decline for intermediate-term securities and a 2.48% drop for long-term securities.

Furthermore, the Lehman Agency Bond Index has declined 0.67% in 1999 to date, 0.27% for intermediate-term securities and 2.63% for long-term securities.

STRATEGY SESSION.

BONDS STRUGGLED DURING THE FIRST HALF OF THE YEAR. The U.S. economy continued its strong growth cycle into 1999, and the global economy sustained its rebound throughout the first six months of the year. Under this scenario, inflation fears grew, and investors drove the yields on many fixed-income securities higher and their prices lower.

Early in the year, mortgage-backed securities performed better than Treasuries as investors had less fear of having their premium coupon holdings refinanced early in a higher-rate environment. By contrast, the general safety of U.S. Treasuries and government agency bonds--major components of this Portfolio was not sought after by investors, and these sectors performed poorly.

We began the year holding more U.S. Treasuries in expectation that there could be further problems in the emerging market arena. Furthermore, we did not anticipate the big jump in global economic growth that we saw during the first half of the year. We, therefore, did not cut back our duration stance as quickly as our competitive universe, hurting relative performance. (Duration is a measure of sensitivity to interest rate changes.)

We did cut back on our Treasury holdings in February and March, and also lightened our exposure to government agency bonds, resulting in the Portfolio's duration stance moving closer to neutral in relation to similar bond portfolios.

Although this move modestly helped performance, we should have trimmed our duration stance earlier in the year, which would have benefited the Portfolio. Moreover, the Portfolio would have benefited from holding inflation-index bonds, which perform well in a sensitive inflationary environment as well as give the Portfolio a shorter duration.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
BARBARA KENWORTHY

TREASURY YIELDS SHOULD MODERATE.

"Although economic activity year-to-date is higher than expected, we still don't expect to see significantly higher Treasury yields. We also believe the U.S. economic expansion could moderate in the second half of the year. If the economy behaves as expected, the 30-year Treasury bond yield should fluctuate in a range of 5.25% to 6.25%."

--------------------------------------------------------------------------------

                                    [PHOTO]

                               PORTFOLIO MANAGER
                                BARBARA KENWORTHY

================================================================================
PORTFOLIO COMPOSITION

                                                                   AS OF 6/30/99
                                                                   -------------
U.S. Government Agencies                                                43.8%
U.S. Treasuries                                                         32.1%
Mortgages                                                               17.2%
Asset-Backed                                                             4.1%
Corporate Bonds                                                          2.1%
Short-Term/Cash                                                          0.7%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

================================================================================
CREDIT QUALITY

                                                                   AS OF 6/30/99
                                                                   -------------
U.S. Government                                                          75.9%
AAA                                                                      20.8%
AA                                                                        2.6%
Short-Term/Cash                                                           0.7%

Average Credit Quality                                                     AAA
Duration                                                            5.63 years
Average Maturity                                                    8.70 years
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO

PERFORMANCE SUMMARY.

The Prudential Series Fund Conservative Balanced Portfolio returned 4.04% for the first half of 1999, between the market's 12.4% gain on U.S. stocks and the 2.28% loss on the Lehman Government/Corporate Bond Index. This Portfolio--which invests in a conservative mix of stocks, bonds, and money market securities--returned less than the average Balanced (VIP) Portfolio tracked by Lipper, Inc., because the Portfolio's conservative mandate is consistent with having a smaller proportion of stocks in the asset allocation. Unfortunately, bond market participants interpreted signs of a strengthening economy as an early warning of renewed inflation. These inflationary concerns caused bond prices to slide.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                        Six      One       Three      Five       Ten
                                      Months     Year      Years      Years     Years
--------------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO(1)     4.04%     7.62%     12.24%    12.05%     10.83%
--------------------------------------------------------------------------------------
LIPPER (VIP) BALANCED AVG.(2)          6.12%    10.86%     16.21%    15.63%     11.93%
--------------------------------------------------------------------------------------
S&P 500 INDEX(3)                      12.38%    22.76%     29.11%    27.86%     18.76%
--------------------------------------------------------------------------------------
LEHMAN GOV'T./CORP. BOND INDEX(4)     -2.28%     2.70%      7.19%     7.76%      8.12%
--------------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO INCEPTION DATE: 5/13/83.

================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISK OF CURRENCY FLUCTUATION AND THE IMPACT OF SOCIAL, POLITICAL AND ECONOMIC CHANGE.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) BALANCED AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. THE S&P 500 IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE S&P 500 MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO.

(4) THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS COMPRISED OF GOVERNMENT AND CORPORATE BONDS. THE INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE INDEX MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO. THE LEHMAN GOV'T./CORP. BOND INDEX IS NOT THE ONLY INDEX THAT MAY BE USED TO CHARACTERIZE PERFORMANCE OF INCOME FUNDS, AND OTHER INDEXES MAY PORTRAY DIFFERENT COMPARATIVE PERFORMANCE.

================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
BALANCED
High Yield Bond
Diversified Stock
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
Favorable total return consistent with a more conservatively managed diversified portfolio.

TYPES OF INVESTMENTS
Money market instruments, bonds and common stocks of both established and smaller companies.

INVESTMENT STYLE
The Portfolio management team holds a baseline allocation of 35% stocks, 65% debt obligations and money market securities.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

VALUE STOCKS MOVE AHEAD.

Solid stock returns led our performance. Approximately 20% of our stocks are invested using a value style, which returned to favor in the second quarter of 1999. The sharp rise in these stocks helped support the Portfolio's gains for the half year. The rest of the stock alloca-tion is invested to mirror the return of the S&P 500 Index. Their gains continued the exceptional performance of the S&P 500, well above the historical average return.

Bonds constituted most of the Portfolio's investments. As the U.S. economy accelerated, interest rates rose and prices of existing bonds declined.

Asset allocation had a mixed impact on the Portfolio. We held about 40% stocks--about 5% more than our norm. On the other hand, we held about one-third of the assets in intermediate-term bonds instead of money-market instruments. Although this strategy has historically added value, it hurt performance so far this year.

STRATEGY SESSION.

POISED TO CAPITALIZE WITH VALUE STOCKS. Approximately 20% of our equities are managed using a strategy that emphasizes attractively priced stocks. That value approach worked quite well as investors became more confident about economic growth and began to search more broadly for inexpensive opportunities. We found many among companies with market capitalizations (the total price of a company's outstanding stock) smaller than those on the S&P 500.

A significant proportion of our value portfolio was invested in these small and mid-sized companies (more than 40% of the portfolio has a market capitalization below $3 billion, compared with less than 2% of the S&P 500). Most of the value stock gains were in process-oriented industries including paper, forest products, and aluminum. Value stocks had a substantial lead over the S&P 500 Index for the half year.

The remaining portion of the portfolio's stock allocation is invested in a strategy that attempts to mirror the performance of the S&P 500 Index, which also had an exceptional rise by historical standards. The performance of this index-based component is less sensitive to changes in investors' style preference but typically will lag the average equity fund whenever smaller stocks outperform their larger counterparts.

GOOD CORPORATE BOND BUYING OPPORTUNITY ANTICIPATED. Our bond holdings had a focus on corporate bonds, because the additional yield they commanded over Treasury bonds was attractive. We benefited when that premium shrank and began to scale back this focus in April. Because many companies are issuing debt now to avoid the need to come to the market near the year 2000, we expect the supply of corporate bonds to be high during the summer and early fall, providing a good buying opportunity.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
MARK STUMPP

EXPENSIVE AND RISING?

"We believe that, after an unprecedented stretch of rapidly rising stock prices, the average stock is quite expensive even if earnings should continue to grow at moderate rates. Nonetheless, we are not inclined to reduce our allocation to stocks substantially because it already is at quite conservative levels. We also intend to continue to hold intermediate-term bonds instead of money market instruments, because we think the long-term prospects for bonds are better than those for shorter-maturity instruments."

--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

                                     [PHOTO]

                                   MARK STUMPP

    [PHOTO]                                                     [PHOTO]

WARREN E. SPITZ                                           JOHN W. MOSCHBERGER


================================================================================
PORTFOLIO COMPOSITION
(LONG-TERM)

                                                                   AS OF 6/30/99
                                                                   -------------
Bonds                                                                  57.2%
Stocks                                                                 42.8%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

================================================================================
SECTOR BREAKDOWN - STOCK

                                                                   AS OF 6/30/99
                                                                   -------------
Consumer Growth & Staples                                              22.7%
Technology                                                             18.5%
Financial Services                                                     16.3%
Industrial                                                             16.0%
Consumer Cyclicals                                                      9.9%
Utilities                                                               8.9%
Energy                                                                  6.9%
Miscellaneous                                                           0.8%

SECTOR BREAKDOWN - BOND

                                                                   AS OF 6/30/99
                                                                   -------------
Corporate Bonds                                                        76.2%
U.S. Treasuries                                                        14.0%
Asset-Backed                                                            7.4%
Miscellaneous                                                           2.4%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO

PERFORMANCE SUMMARY.

The Prudential Series Fund Flexible Managed Portfolio returned 6.55% for the first half of 1999, between the market's 12.4% gain on U.S. stocks and the 2.28% loss on the Lehman Government/Corporate Bond Index. This Portfolio outperformed the average Flexible (VIP) Portfolio tracked by Lipper, Inc., because of its strong stock returns.

Approximately one-half of our stocks are managed with a focus on shares trading at attractive values; these beat the S&P 500 Index due to the strong second quarter for small and mid-sized companies. The value style benefited when investors interest moved from expensive investments toward more attractively priced stocks. Unfortunately, bond market participants interpreted signs of a strengthening economy as an early warning of renewed inflation. These inflationary concerns caused bond prices to slide over the half year.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                      SIX     ONE     THREE    FIVE     TEN
                                    MONTHS    YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO(1)        6.55%    7.19%   14.42%  14.89%   12.56%
--------------------------------------------------------------------------------
LIPPER (VIP) FLEXIBLE AVG.(2)        5.89%    9.34%   15.70%  15.96%   13.19%
--------------------------------------------------------------------------------
S&P 500 INDEX(3)                    12.38%   22.76%   29.11%  27.86%   18.76%
--------------------------------------------------------------------------------
LEHMAN GOV'T./CORP. BOND INDEX(4)   -2.28%    2.70%    7.19%   7.76%    8.12%
--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO INCEPTION DATE: 5/13/83.


================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISK OF CURRENCY FLUCTUATION AND THE IMPACT OF SOCIAL, POLITICAL AND ECONOMIC CHANGE.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) FLEXIBLE AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. THE S&P 500 IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE S&P 500 MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO.

(4) THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS COMPRISED OF GOVERNMENT AND CORPORATE BONDS. THE INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE INDEX MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO. THE LEHMAN GOV'T./CORP. BOND INDEX IS NOT THE ONLY INDEX THAT MAY BE USED TO CHARACTERIZE PERFORMANCE OF INCOME FUNDS, AND OTHER INDEXES MAY PORTRAY DIFFERENT COMPARATIVE PERFORMANCE.


================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
BALANCED
High Yield Bond
Diversified Stock
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
High total return consistent with a more aggressively managed diversified portfolio.

TYPES OF INVESTMENTS
Money market instruments, bonds and common stocks of both established and smaller companies.

INVESTMENT STYLE
The Portfolio management team holds a baseline allocation of 60% stocks and 40% bonds.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

VALUE STOCKS MOVE AHEAD. Solid stock returns led our performance. Approximately half of our stocks are invested using a value style, which returned to favor in the second quarter of 1999. The sharp rise in these stocks helped support the Portfolio's gains for the half year. The rest of the stock allocation is invested to mirror the return of the S&P 500 Index. Their 12.4% gain continued the exceptional performance of S&P 500 stocks, well above the historical average return.

On the other hand, we held our stock exposure below normal as stock prices rose through most of the half. Our models suggested that stocks were poorer values than bonds.

We ended the quarter with slightly more than 60% invested in stocks. We held about one-third of the Portfolio's assets in intermediate-term bonds instead of money market instruments. Although this strategy has historically added value, it has hurt performance so far this year.

STRATEGY SESSION.

POISED TO CAPITALIZE WITH VALUE STOCKS. Approximately half of our equities are managed using a strategy that emphasizes attractively priced stocks. That value approach worked quite well as investors became more confident about economic growth and began to search more broadly for inexpensive opportunities. We found many among companies with market capitalizations (the total price of a company's outstanding stock) smaller than those on the S&P 500.

A significant proportion of our value portfolio was invested in these small and mid-sized companies (more than 40% of the portfolio has a market capitalization below $3 billion, compared with less than 2% of the S&P 500). Most of the value stock gains were in process-oriented industries including paper, forest products and aluminum. Value stocks had a substantial lead over the S&P 500 Index for the half year.

The remaining portion of the portfolio's stock allocation is invested in a strategy that attempts to mirror the performance of the S&P 500 Index, which also had an exceptional rise by historical standards. The performance of this index-based component is less sensitive to changes in investors' style preference but typically will lag the average equity fund whenever smaller stocks outperform their larger counterparts.

GOOD CORPORATE BOND BUYING OPPORTUNITY ANTICIPATED. Our bond holdings had a focus on corporate bonds, because the additional yield they commanded over Treasury bonds was attractive. We benefited when that premium shrank and began to scale back this focus in April. Because many companies are issuing debt now to avoid the need to come to the market near the year 2000, we expect the supply of corporate bonds to grow rapidly during the summer and early fall, providing a good buying opportunity.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
MARK STUMPP

EXPENSIVE AND RISING?

"We believe that, after an unprecedented stretch of rapidly rising stock prices, the average stock is quite expensive even if earnings should continue to grow at moderate rates. Nonetheless, we are not inclined to reduce our allocation to stocks substantially more because we already are below our norm. We also intend to continue to hold intermediate-term bonds instead of money market instruments because we think the long-term prospects for bonds are better than those for shorter-maturity instruments".

--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

                                     [PHOTO]

                                   MARK STUMPP

    [PHOTO]                                                     [PHOTO]

WARREN E. SPITZ                                           JOHN W. MOSCHBERGER


================================================================================
PORTFOLIO COMPOSITION
(LONG-TERM)
                                                                   AS OF 6/30/99
                                                                   -------------
Stocks                                                                 62.4%
Bonds                                                                  37.6%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

================================================================================
SECTOR BREAKDOWN - STOCK

                                                                   AS OF 6/30/99
                                                                   -------------
Industrial                                                            22.5%
Consumer Growth & Staples                                             19.3%
Financial Services                                                    17.4%
Consumer Cyclicals                                                    13.2%
Technology                                                            13.0%
Energy                                                                 7.5%
Utilities                                                              6.6%
Miscellaneous                                                          0.5%

SECTOR BREAKDOWN - BOND
                                                                   AS OF 6/30/99
                                                                   -------------
Corporate Bonds                                                       77.2%
U.S. Treasuries                                                       17.4%
Miscellaneous                                                          4.1%
Asset-Backed                                                           1.1%
U.S. Government Agencies                                               0.2%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL HIGH YIELD BOND PORTFOLIO

PERFORMANCE SUMMARY.

As the first half of 1999 drew to a close, the Federal Reserve increased the Federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter of a percentage point, to 5.00%. It raised the key rate to keep the powerful U.S. economy from overheating. Investors had pushed some bond yields higher and their prices lower in anticipation of this move by the U.S. central bank.

Under these challenging market conditions, high-yield bonds (commonly referred to as "junk bonds") performed better than other U.S. debt markets for the six months, according to Lehman Brothers indexes. The Prudential Series Fund High Yield Bond Portfolio benefited from its exposure to certain U.S. telecommunications firms and its modest exposure to bonds of foreign corporations. The High Yield Bond Portfolio returned 3.50% for the half year, beating the 2.95% gain on the average high current yield fund as tracked by Lipper, Inc.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                        SIX      ONE     THREE    FIVE     TEN
                                      MONTHS     YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO(1)           3.50%    -3.94%    6.92%   8.17%    8.96%
--------------------------------------------------------------------------------
LIPPER (VIP) HIGH CURRENT
  YIELD AVG.(2)                        2.95%    -1.49%    8.26%   9.15%    9.61%
--------------------------------------------------------------------------------
LEHMAN HIGH YIELD BOND INDEX(3)        2.20%    -0.38%    8.11%   9.55%   10.26%
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO INCEPTION DATE: 2/23/87.

================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISK OF CURRENCY FLUCTUATION AND THE IMPACT OF SOCIAL, POLITICAL AND ECONOMIC CHANGE.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) HIGH CURRENT YIELD AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE LEHMAN HIGH YIELD BOND INDEX (LHYI) IS COMPRISED OF OVER 700 NONINVESTMENT-GRADE BONDS. THE LHYI IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE LHYI MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO. THE LHYI IS NOT THE ONLY INDEX THAT MAY BE USED TO CHARACTERIZE PERFORMANCE OF INCOME FUNDS, AND OTHER INDEXES MAY PORTRAY DIFFERENT COMPARATIVE PERFORMANCE.


================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
Balanced
HIGH YIELD BOND
Diversified Stock
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
High total return.

TYPES OF INVESTMENTS
Primarily noninvestment-grade bonds. These bonds have speculative characteristics and are subject to greater credit and market risk than higher-quality securities.

INVESTMENT STYLE
Concentrates primarily on junk bonds that appear to offer an attractive combination of high current income and attractive total return.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

PORTFOLIO REMAINED WELL DIVERSIFIED. Although the robust U.S. economy helped to ignite the bond market sell-off, we believe that ultimately, continued solid economic growth is positive for the earnings outlook of companies that issue high-yield bonds.

Therefore, the Prudential Series Fund High Yield Bond Portfolio's holdings remained diversified among a wide array of industries such as telecommunications, cable, media and energy.

STRATEGY SESSION.

INFLATION FEARS PRESSURED BOND MARKETS. During the first six months of 1999, the U.S. economy grew at a brisk pace that risked sparking higher inflation, which could eventually pose a serious threat to the economic expansion. This concern led the Federal Reserve to increase the Federal funds rate on June 30, 1999, in order to check U.S. economic growth. Because this change in monetary policy was widely expected by midspring, investors had repeatedly driven some bond yields higher and their prices lower, including those of high-yield bonds.

Besides inflation fears, a continued rise in the junk bond default rate also caused investors to demand higher yields on junk bonds. Nevertheless, high-yield bonds still performed better than other U.S. debt markets, returning 2.20% for the six months.

SHIFTS IN ASSET ALLOCATION HELPED PORTFOLIO RETURNS. Throughout this difficult period, we adjusted the Portfolio's asset allocation. We decreased its exposure to health care bonds out of concern that regulatory changes in the United States might hurt that industry's profitability. By contrast, telecommunications bonds comprised 18.7% of the Portfolio's total investments at the end of June 1999-- its largest exposure.

Although some telecommunications companies experienced severe financial difficulties in 1999, the industry generally has solid potential for earnings growth, and more companies will likely become takeover targets. We owned bonds of Nextel Communications, Inc., a wireless phone company. Their prices ended the six months higher, helped by news that software giant Microsoft had invested $600 million in the company and by expectations that Nextel would increase its customer base by a larger amount than originally thought during the second quarter of 1999.

The Portfolio's performance was also enhanced by its modest exposure to emerging market bonds. We owned bonds of South Korea's Pohang Iron & Steel Co., Ltd. (Posco) that rallied sharply. Standard & Poor's upgraded Posco's long-term foreign currency rating to BBB-minus from BB, citing several factors--including the company's satisfactory financial performance despite a severe economic recession in South Korea.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
GEORGE W. EDWARDS, CFA

WE EXPECT HIGH-YIELD BONDS TO PERFORM WELL ON A RELATIVE BASIS.

"We believe high-yield bonds still represent a good investment opportunity for investors looking to diversify their portfolios with securities that have a low correlation to trends in other debt and equity markets. If the economic expansion remains on track and interest rates move neither sharply higher nor lower, we believe high-yield bonds could continue to be among the best-performing fixed-income markets in the United States."

--------------------------------------------------------------------------------

                                    [PHOTO]

                               PORTFOLIO MANAGER
                             GEORGE W. EDWARDS, CFA


================================================================================
TOP INDUSTRIES

                                                                   AS OF 6/30/99
                                                                   -------------
Telecommunications                                                     18.7%
Cable                                                                   8.6%
Energy                                                                  6.4%
Broadcasting & Other Media                                              6.4%

TOP ISSUERS
                                                                   AS OF 6/30/99
                                                                   -------------
Allied Waste Industries                                                 1.3%
Adelphia Communications                                                 1.2%
Intermedia Communications                                               1.1%
Maxxam Group                                                            1.0%
Waste Systems International                                             0.9%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.


================================================================================
CREDIT QUALITY

                                                                   AS OF 6/30/99
                                                                   -------------
Baa                                                                     1.0%
Ba                                                                      8.1%
B                                                                      52.1%
Caa                                                                    13.3%
Ca                                                                      0.6%
Non-rated                                                              13.1%
Equity/Other                                                            8.0%
Cash                                                                    3.8%
--------------------------------------------------------------------------------
SOURCE:  PRUDENTIAL.  HOLDINGS  ARE  SUBJECT TO  CHANGE.

PRUDENTIAL STOCK INDEX PORTFOLIO

PERFORMANCE SUMMARY.

In a continuation of the remarkable rise in the S&P 500 Index in recent years, the Prudential Series Fund Stock Index Portfolio returned 12.09% for the six months ended June 30, 1999--in line with the 12.38% return for the index. Investor confidence was fueled by low inflation, a very strong U.S. economy, signs of recovery in Asia and surprisingly limited fallout in Latin America from a financial crisis in Brazil.

This period was distinguished by signs of change in market leadership. While technology issues topped the performance list again, their volatility continued: were it not for a significant rally in June, they would have been eclipsed by stocks in a number of sectors that have lagged until recently, including energy and basic materials.

THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX. STANDARD & POOR'S NEITHER SPONSORS NOR ENDORSES THE STOCK INDEX PORTFOLIO. INVESTORS CANNOT DIRECTLY INVEST IN ANY INDEX, INCLUDING THE S&P 500 INDEX.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                         SIX     ONE     THREE     FIVE     TEN
                                       MONTHS    YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO(1)               12.09%   22.54%   28.70%  27.46%   18.31%
--------------------------------------------------------------------------------
LIPPER (VIP) S&P 500 INDEX AVG.(2)     12.10%   22.48%   28.66%  27.37%   18.27%
--------------------------------------------------------------------------------
S&P 500 INDEX(3)                       12.38%   22.76%   29.11%  27.86%   18.76%
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO INCEPTION DATE: 10/19/87.

================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]



--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) S&P 500 INDEX AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. THE S&P 500 IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE Portfolio.

================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
Balanced
High Yield Bond
DIVERSIFIED STOCK
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
Seeks results that correspond to the price and yield performance of the S&P 500 Index.(3)

TYPES OF INVESTMENTS
Primarily stocks in the S&P 500 Index.

INVESTMENT STYLE
The Portfolio attempts to hold the same stocks as the S&P 500 Index, in approximately the same proportions. The Portfolio thus tends to reflect the general trends of the overall U.S. equity market.

--------------------------------------------------------------------------------


================================================================================
S&P 500 INDEX--TOTAL RETURN
BY SECTOR

                                                                     YTD 1999
                                                                     --------
Technology                                                             24.8%
Basic Materials                                                        22.2%
Energy                                                                 19.4%
Capital Goods                                                          18.5%
Communication Services                                                 17.1%
Financials                                                             12.8%
Consumer Cyclicals                                                     12.3%
Transportation                                                         11.4%
Utilities                                                               1.2%
Health Care                                                            -0.4%
Consumer Staples                                                       -2.2%

S&P 500 Index                                                          12.4%
--------------------------------------------------------------------------------
SOURCE: STANDARD & POOR'S.

PERFORMANCE REVIEW.

The Stock Index Portfolio attempts to hold all 500 stocks included in the S&P 500 Index and to duplicate its performance. Portfolio Manager John W. Moschberger manages the Portfolio by investing funds received while trying to minimize commissions and transaction costs.

A RETURN TO BASICS. In recent periods basic materials, capital goods, and energy stocks have done poorly as sectors such as technology and communications commanded investor attention. The latter issues continued to do well as good news about inflation and modest action by the Federal Reserve encouraged investors in Internet and other technology-related stocks late in the period. This helped technology remain the best-performing sector, gaining nearly 25% in the period. Communications Services posted a 17% gain, driven up by merger activity aimed at "bundling" new services with more traditional offerings.

The good economic news, however, was joined by evidence of growing commodities demand and cuts in oil production. Energy stocks rose 19%, primarily because OPEC nations announced production cutbacks just as signs appeared of a pickup in Asian demand.

Basic materials stocks grew 22%, driven by a 29% gain by DuPont, which represents one-fifth of the entire sector. The sector was helped by a 66% rise in ALCOA, a dominant aluminum company, and by consolidation and improved earnings in paper industries. Capital goods stocks moved ahead over 18%, supported by a healthy 11% gain in industry giant General Electric and boosted by 40% gains or better in Allied Signal, Honeywell, Corning, and other companies.

QUESTIONING EARLIER LEADERS. Health Care stocks, whose prices increased 44% last year, lost 0.4% in this period as investors began to reconsider the outlook for earnings growth at major drug manufacturers. Although the technology sector as a whole advanced impressively, some earlier stars "fell closer to earth." By June 30, America Online--whose stock has contributed much of the gain in the S&P 500 in the past year--had dropped by more than a third from its high in April.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
JOHN W. MOSCHBERGER

MANAGING EXPECTATION AND DIVERSIFICATION.

"Once again, technology stocks provided the best overall returns in the first half of 1999. While investors have begun to reward a broader spectrum of stocks, they have apparently not lost their appetite for companies whose ultimate profit potential remains unknown.

"By maintaining their exposure to all sectors of the large-cap universe, investors in the Stock Index Portfolio can be less concerned about shifts in market leadership. Whether the improvement in other sectors spells the beginning of a significant market change, however, or merely indicates a pause in the superior performance of technology stocks, it remains clear that share prices for many stocks continue to outpace earnings expectations. We still believe this trend cannot continue indefinitely."

--------------------------------------------------------------------------------

                                    [PHOTO]

                               PORTFOLIO MANAGER
                               JOHN W. MOSCHBERGER

================================================================================
S&P 500 INDEX COMPOSITION

                                                                   AS OF 6/30/99
                                                                   -------------
Technology                                                            21.6%
Financials                                                            15.8%
Consumer Staples                                                      12.7%
Health Care                                                           10.7%
Consumer Cyclicals                                                     9.2%
Capital Goods                                                          8.5%
Communication Services                                                 8.4%
Energy                                                                 6.0%
Basic Materials                                                        3.3%
Utilities                                                              2.8%
Transportation                                                         1.0%
--------------------------------------------------------------------------------
SOURCE: STANDARD & POOR'S. HOLDINGS ARE SUBJECT TO CHANGE.


================================================================================
TOP TEN HOLDINGS

                                                                   AS OF 6/30/99
                                                                   -------------
Microsoft Corp.                                                        4.0%
General Electric Co.                                                   3.2%
IBM                                                                    2.0%
Wal-Mart Stores                                                        1.9%
Cisco Systems, Inc.                                                    1.8%
Lucent Technologies, Inc.                                              1.8%
Intel Corp.                                                            1.7%
Exxon Corp.                                                            1.6%
AT&T Corp.                                                             1.5%
Merck & Co.                                                            1.5%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL EQUITY INCOME PORTFOLIO

PERFORMANCE SUMMARY.

After a difficult period for all but the largest stocks, and a tough time for value investors generally, the Prudential Series Fund Equity Income Portfolio had a very solid 18.27% return in the first half of 1999, beating the Lipper Average by nearly eight percentage points.

Gains were concentrated in the second quarter as a number of our long-term holdings rebounded significantly. This reflects our perseverance and stock selection in a number of sectors, and the increased willingness of investors to broaden their outlook as economic news turned more favorable.


================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                       SIX       ONE     THREE     FIVE     TEN
                                      MONTHS    YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO(1)            18.27%     5.06%   21.50%  19.09%   15.43%
--------------------------------------------------------------------------------
LIPPER (VIP) EQUITY INCOME AVG.(2)    10.75%    15.82%   21.79%  21.49%   15.20%
--------------------------------------------------------------------------------
S&P 500 INDEX(3)                      12.38%    22.76%   29.11%  27.86%   18.76%
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO INCEPTION DATE: 2/19/88.


================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISK OF CURRENCY FLUCTUATION AND THE IMPACT OF SOCIAL, POLITICAL AND ECONOMIC CHANGE.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) EQUITY INCOME AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS AND RANKINGS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. THE S&P 500 IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE S&P 500 MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO.

================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
Balanced
High Yield Bond
DIVERSIFIED STOCK
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
Current income and capital appreciation.

TYPES OF INVESTMENTS
Primarily stocks and convertible securities with prospects for income returns above those of the S&P 500 Index.3

INVESTMENT STYLE
The Portfolio uses a "value" investment approach to companies that are attractively priced relative to book value, earnings, discretionary cash flow, sales and other measures of value.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

GOOD NEWS. Strong economic news in the U.S. and abroad lifted stocks that had suffered in recent periods. We did best in a number of sectors where we had maintained our confidence through short-term declines: we outperformed the market with most of our energy, financial, industrial, retail, housing and forest products picks.

THE STRENGTH OF INDUSTRY. From steel mills to packaging companies, our commitment to industrial-related stocks--which investors had punished when economic chaos in Asia seemed to threaten earnings--served us especially well in the period. Standouts include ALCOA (up 67%), and Dow Chemical (up 42%).

Other large investments that beat their sector averages included PaineWebber, up 22%, and AMR Corp., which gained 15%. While we owned fewer stocks than some comparable funds did in telecommunications and utilities, those companies we did own generally performed better than average, in some cases dramatically so.

STRATEGY SESSION.

REITs REBOUND. Market participants are coming to reevaluate real estate investment trusts (REITs), which they had avoided out of fears--in our view unwarranted--about potential legislation affecting them. In this period, our real estate stocks gained 12% overall.

WAITING TO EXHALE. Despite gains in many industries, we continue to suffer from our tobacco companies, whose stocks remain beset by concerns over litigation. Although Philip Morris recaptured some lost ground late in the period, it lost 23% overall; Nabisco Group declined 32%. We still think both stocks are underpriced for their substantial non-tobacco holdings, and consider it a matter of time before markets reflect their value.

STICKING TO FUNDAMENTALS. The Portfolio also suffered from our underweighting in the technology sector, where we believe investors continued to pay far too much for Internet businesses with questionable futures. In the current reporting period, technology stocks rose and fell dramatically, while many stocks that investors had neglected in times of economic uncertainty rose more steadily. By maintaining our value investment discipline we hope to realize further gains from companies with sound earnings prospects that are still bargain priced.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
WARREN E. SPITZ

PERSEVERANCE STARTS TO PAY OFF.

"Value- and growth-style investing have tended to alternate in periods of superior performance. In April, we saw signs that a five-year pro-growth environment might be coming to an end. Among S&P 500 stocks over the five years ending March 31, 1999, growth stocks returned an average of 9.4 percentage points more a year than value stocks (according to the S&P/-Barra Growth and Value Indexes). That was a very hostile environment for a value manager. In the second quarter, those indexes reversed, with value stocks returning 7 percentage points more than growth. Moreover, the small and mid-sized companies that make up a sizable part of our Portfolio beneath the top holdings reversed a similar gap. Although we've had some very strong returns in the past five years, we achieved them while "fighting a head wind." We look forward to having the wind at our back.

"In the past few years, investors have shunned parts of the market out of concern about financial and economic health around the world. In the second quarter of 1999, signs emerged that these fears may have been overblown, and many of the stocks we bought at very favorable prices started to rise. While some still seem prepared to make huge bets on Internet stocks, we think more and more market participants will be drawn back to sound companies that are inexpensively priced by traditional measures. These are the companies we try to buy and will continue to seek in the future."

--------------------------------------------------------------------------------

                                    [PHOTO]

                               PORTFOLIO MANAGER
                                 WARREN E. SPITZ

================================================================================
PORTFOLIO COMPOSITION

                                                                   AS OF 6/30/99
                                                                   -------------
Industrial                                                            33.6%
Financials                                                            23.7%
Consumer Cyclicals                                                    17.2%
Consumer Growth & Staples                                             10.4%
Energy                                                                10.3%
Utilities                                                              3.7%
Technology                                                             0.6%
Cash                                                                   0.5%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.


================================================================================
TOP TEN HOLDINGS

                                                                   AS OF 6/30/99
                                                                   -------------
ALCOA, Inc.                                                            5.8%
Dow Chemical Co.                                                       4.5%
Lehman Brothers Holdings, Inc.                                         4.4%
Hanson, PLC, ADR (UK)                                                  4.0%
McDermott International, Inc.                                          3.7%
Equity Residential Properties Trust                                    3.2%
AMR Corp.                                                              2.9%
Reynolds Metals Co.                                                    2.9%
PaineWebber Group, Inc.                                                2.7%
The Limited, Inc.                                                      2.7%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL EQUITY PORTFOLIO

PERFORMANCE SUMMARY.

The Prudential Series Fund Equity Portfolio returned 15.47% in the first half of 1999, beating the Lipper (VIP) Growth Fund Average of 12.62% for the period and the S&P 500 Index of 12.38%.

Investors finally feeling more confident about economic growth, turned away from overpriced stocks toward value stocks. Although cyclical stocks (companies that do well in a business expansion), both consumer and industrial, made particularly substantial contributions to our return, value stocks in many sectors had excellent returns.

The value advantage showed up mostly in the second quarter, after the global financial markets digested a Brazilian currency devaluation with barely a hiccup. This increased investor confidence in the stability of world markets.


================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                      SIX      ONE     THREE    FIVE      TEN
                                     MONTHS    YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
EQUITY PORTFOLIO(1)                  15.47%   12.26%   20.24%  20.75%   16.74%
--------------------------------------------------------------------------------
LIPPER (VIP) GROWTH FUND AVG.(2)     12.62%   20.49%   24.12%  24.20%   17.56%
--------------------------------------------------------------------------------
S&P 500 INDEX(3)                     12.38%   22.76%   29.11%  27.86%   18.76%
--------------------------------------------------------------------------------
EQUITY PORTFOLIO INCEPTION DATE: 5/13/83.


================================================================================
$10,000 INVESTED OVER TEN YEARS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISK OF CURRENCY FLUCTUATION AND THE IMPACT OF SOCIAL, POLITICAL AND ECONOMIC CHANGE.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH FUND AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. THE S&P 500 IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE S&P 500 MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO.

================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
Balanced
High Yield Bond
DIVERSIFIED STOCK
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL CAPITAL
appreciation.

TYPES OF INVESTMENTS
Primarily stocks of major, established companies.

INVESTMENT STYLE
The Portfolio uses a "deep value" investment approach to invest in stocks believed to be temporarily undervalued relative to the companies' sales, earnings, book value and cash flow.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

VALUE STOCKS MOVE AHEAD. Industries that traditionally do well in the early stages of an economic expansion had very good returns as investors became convinced that the global economy was sound. Among our retailers, particularly strong contributions came from Tandy and Nine West, which was acquired by Jones Apparel Group.

Among industrials, we had substantial contributions from ALCOA (up 67%), our paper companies (particularly Georgia Pacific and Mead) and our energy companies.

We had mixed results in our relatively small technology holdings: Hewlett Packard bounced back from a lethargic period in which it was undervalued, but Compaq and Seagate both declined over the half year because of poor earnings.

Although our hospital management companies averaged a negative return, two of our health maintenance organizations (HMOs), United Healthcare and Foundation Healthcare, had large gains.

STRATEGY SESSION.

THE WORLD IS A SAFER PLACE. We have a large commitment to cyclicals--companies that do best in an expanding economy. These stocks became quite inexpensive because we have had several years of economic anxiety, heightened by financial crises in Asia, Russia, and Brazil. Now, there are signs that Asia's economy has bottomed, Latin America has survived Brazil's crisis and should benefit from Asia's recovery, and the U.S. economy continues to grow. Investors are moving to the cyclicals, which still are bargain priced.

Among industrial cyclicals, paper companies are our largest commitment. Asia used to be a major importer of forest products, and we expect demand to rebound. The continued strength of the U.S. market provides a high base line. Moreover, this industry is restructuring, separating land ownership from processing. These all bode well for earnings.

FINANCIALS ALSO BENEFIT FROM A GROWING ECONOMY. Our focus on financial companies, including insurance companies, banks and financial service companies, is benefiting from the strong stock market, low interest rates, low inflation and economic growth that is not too fast to continue for a long time.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGER
THOMAS R. JACKSON

A SHIFT IN THE WIND.

"Growth and value investing styles tend to perform well in different environments. Three factors make the greatest difference in which will perform better, and now all three favor our value investing style:

1. THE DIFFERENCE IN PRICE BETWEEN VALUE STOCKS AND GROWTH STOCKS WITH SIMILAR EARNINGS. Value stocks have been trailing for an exceptionally long period and are now as inexpensive, compared with growth stocks, as at any time in the last quarter century.

2. INTEREST RATES. Falling interest rates favor growth stocks because capital for expansion is less expensive and because investors are willing to wait longer to see earnings increase when interest rates are low. Whereas the Federal Reserve dropped interest rates in 1998 because of the economic uncertainty, they raised rates in June 1999. This favors value stocks.

3. CORPORATE PROFIT GROWTH. When profits are uncertain, investors are willing to pay much more for the few companies with consistent earnings growth, even if their stocks become quite expensive. This was the climate in 1998. But because recent earnings reports are very strong across a wide range of companies, investors have no need to pay as large a premium for the most popular. This also favors value stocks.

The investing climate has been difficult for value investors, such as myself, for quite a while, but it appears to be changing. Certainly, our return for the first half of 1999 looks better. We are looking forward to the rest of the year".

--------------------------------------------------------------------------------

                                    [PHOTO]

                                PORTFOLIO MANAGER
                                THOMAS R. JACKSON

================================================================================
PORTFOLIO COMPOSITION

                                                                   AS OF 6/30/99
                                                                   -------------
Consumer Growth & Staples                                               22.4%
Financials                                                              20.3%
Industrial                                                              19.1%
Consumer Cyclicals                                                      12.8%
Technology                                                               8.6%
Energy                                                                   5.8%
Utilities                                                                5.7%
Cash                                                                     5.3%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.


================================================================================
TOP TEN HOLDINGS
                                                                   AS OF 6/30/99
                                                                   -------------
Tandy Corp.                                                              4.1%
Eastman Kodak Co.                                                        3.0%
Wellpoint Health                                                         2.8%
Elf Aquitaine ADR                                                        2.7%
Darden Restaurants                                                       2.6%
Georgia Pacific Corp.                                                    2.4%
Chubb Corp.                                                              2.3%
Loews Corp.                                                              2.1%
Columbia HCA Healthcare                                                  2.0%
Bank of America Corp.                                                    2.0%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL PRUDENTIAL JENNISON PORTFOLIO

PERFORMANCE SUMMARY.

The Prudential Series Fund Prudential Jennison Portfolio returned 15.27% for the first half of 1999, a comfortable margin above the Lipper (VIP) Growth Average of 12.62%.

The advantage came primarily in the first quarter, as investors continued to focus narrowly on the stocks with strong growth records that we favor.

Although in April and May investors focused on stocks that had become bargain priced, in June, after the value inequalities were somewhat eroded, our solid gains resumed. Our best-performing sectors were technology, financials and communication services.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                   SIX          ONE        THREE        SINCE
                                  MONTHS        YEAR       YEARS      INCEPTION*
--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO(1)  15.27%       31.22%      30.47%      30.03%
--------------------------------------------------------------------------------
LIPPER (VIP) GROWTH AVG.(2)       12.62%       20.49%      24.12%      25.23%
--------------------------------------------------------------------------------
S&P 500 INDEX(3)                  12.38%       22.76%      29.11%      28.93%
--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO INCEPTION DATE: 4/25/95.


================================================================================
$10,000 INVESTED SINCE INCEPTION*


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
* LIPPER PROVIDES DATA ON A MONTHLY BASIS, SO FOR COMPARATIVE PURPOSES THE LIPPER AVERAGE AND S&P 500 INDEX SINCE INCEPTION RETURNS REFLECT THE PORTFOLIO'S CLOSEST CALENDAR MONTH-END PERFORMANCE OF 4/30/95.

(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. THE S&P 500 IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE S&P 500 MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO.

================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
Balanced
High Yield Bond
DIVERSIFIED STOCK
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
Long-term growth of capital.

TYPES OF INVESTMENTS
Primarily common stocks of established companies with above-average growth prospects.

INVESTMENT STYLE
The Portfolio uses a "growth" investment style to invest in the common stocks of both mid-sized and large companies.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

TELECOMS CONTINUE TO GROW.

Communications services, financial companies and other technology firms led our returns for the half year. The world is rapidly increasing its use of communications services as technological improvements, the accelerating pace of commerce and the need for communication outgrow our old infrastructure. MCI Worldcom and Vodafone were our best performers.

Financial companies rebounded from last year's concerns about exposure to emerging market turmoil. Our holdings in Citigroup and Charles Schwab made particularly strong contributions.

Other technology firms--Microsoft, Texas Instruments, Cisco and IBM--were among our winners this half year.

The health-care sector and our holdings in it trailed as uncertainty developed about future government regulation. McKesson and Eli Lilly had a negative impact on our return. We sold the former.

STRATEGY SESSION.

THE WORLD NEEDS TO COMMUNICATE. About a third of our holdings are in technology stocks, which we believe are driving the current cycle of economic growth. Telecommunications and Internet-related stocks are growing particularly well, including our largest holding, MCI Worldcom, Inc., a long distance and cable service company.

We also have large commitments to Cisco Systems, Inc. (networking equipment), Microsoft Corp.,(software) and Texas Instruments, Inc. (semiconductor chips).

CBS Corp., although a media company, also benefited from the Internet craze because Internet companies have been advertising heavily on radio, television and billboards.

We recently added Allegiance Telecom, which offers local exchange services to metropolitan area small and midsized businesses in competition with the regional Bells and Univision Communications, the largest Spanish-language television network in the United States.

Our second-largest commitment is to financial firms, which benefit from the great increase in personal investing and the long economic expansion. Our financial holdings, have included Chase Manhattan Corp. and Citigroup, Inc.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGERS
JIM KANNRY, KATHLEEN MCCARRAGHER, SPIROS SEGALAS

MARKET MAY BE LED BY EARNINGS MOMENTUM.

"We feel the historical link between growth and inflation-- rapid economic growth causes shortages and so prices rise--has been severed in this economic cycle because superb productivity gains have created strong growth together with overcapacity in many industries. However, the June increase in interest rates by the Federal Reserve serves to reinforce a natural slowing of U.S. growth. It encouraged a shift of investor psychology away from cyclical companies that lack earnings power toward companies with real earnings growth potential.

"We believe that stock market performance in the second half of 1999 will be led by companies with earnings momentum. We are pleased with the relationship between the market prices of our Portfolio and its potential for superior earnings results".

--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

                                     [PHOTO]

                                   JIM KANNRY

                [PHOTO]                                  [PHOTO]

                KATHLEEN                               SPIROS SEGALAS
               MCCARRAGHER

================================================================================
PORTFOLIO COMPOSITION

                                                                   AS OF 6/30/99
                                                                   -------------
Technology                                                             34.6%
Financial Services                                                     16.1%
Health Care                                                            10.7%
Consumer Staples                                                       10.5%
Consumer Cyclicals                                                     10.3%
Communication Services                                                  9.1%
Capital Goods                                                           4.7%
Cash                                                                    4.0%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.


================================================================================
TOP TEN HOLDINGS

                                                                   AS OF 6/30/99
                                                                   -------------
MCI Worldcom, Inc.                                                      4.2%
Cisco Systems, Inc.                                                     3.9%
Microsoft Corp.                                                         3.8%
Chase Manhattan Corp.                                                   3.7%
Texas Instruments, Inc.                                                 3.4%
Citigroup, Inc.                                                         3.3%
CBS Corp.                                                               3.2%
International Business
    Machine Corp.                                                       3.1%
General Electric Co.                                                    3.0%
The Home Depot, Inc.                                                    2.6%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

PRUDENTIAL GLOBAL PORTFOLIO

PERFORMANCE SUMMARY.

A Brazilian currency devaluation hung over the global markets early in 1999, dampening investors' enthusiasm. Global stocks, generally, including this Portfolio, got off to a sluggish start, but both accelerated as it became clear that the impact of Brazil's crisis would be localized. The Prudential Series Fund Global Portfolio returned a strong 9.74% over the first six months, 7.44% in the second quarter alone.

Although we trailed the Lipper (VIP) Global Average for the half year, we were ahead of the MSCI World Index (a commonly used unmanaged benchmark of stocks). Over the past 12 months we performed in line with the MSCI Index and almost three percentage points ahead of the Lipper (VIP) Global Average.

THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES. FOREIGN INVESTMENTS ARE SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION, POLITICAL AND SOCIAL RISKS AND ILLIQUIDITY.

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                   SIX       ONE      THREE     FIVE     TEN
                                  MONTHS     YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
GLOBAL PORTFOLIO(1)                9.74%    15.02%   16.82%    15.05%   11.41%
--------------------------------------------------------------------------------
LIPPER (VIP) GLOBAL AVG.(2)       11.47%    12.26%   15.07%    14.84%   11.28%
--------------------------------------------------------------------------------
MORGAN STANLEY WORLD INDEX(3)      8.51%    15.67%   18.29%    16.75%   11.48%
--------------------------------------------------------------------------------
GLOBAL PORTFOLIO INCEPTION DATE: 9/19/88.

================================================================================
$10,000 INVESTED SINCE INCEPTION*


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]





--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO PERFORMANCE IS NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. SOURCE: PRUDENTIAL. SIX-MONTH RETURNS NOT ANNUALIZED.

(2) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GLOBAL AVERAGE IS CALCULATED BY LIPPER, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(3) THE MORGAN STANLEY WORLD INDEX IS A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE COMBINED MARKET CAPITALIZATION OF THESE COMPANIES REPRESENTS APPROXIMATELY 60% OF THE AGGREGATE MARKET VALUE OF THE STOCK EXCHANGES IN THE COUNTRIES COMPRISING THE WORLD INDEX. THE WORLD INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE SECURITIES THAT COMPRISE THE WORLD INDEX MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE PORTFOLIO. THE WORLD INDEX IS NOT THE ONLY INDEX THAT MAY BE USED TO CHARACTERIZE PERFORMANCE OF GLOBAL FUNDS, AND OTHER INDEXES MAY PORTRAY DIFFERENT COMPARATIVE PERFORMANCE.

================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

-------------------------------
LOW RISK
Fixed Income
Balanced
High Yield Bond
DIVERSIFIED STOCK
Specialized
HIGH RISK
-------------------------------

--------------------------------------------------------------------------------

INVESTMENT GOAL
Long-term growth of capital.

TYPES OF INVESTMENTS
Primarily common stock and common stock equivalents of U.S. and foreign corporations.

INVESTMENT STYLE
The Portfolio uses a "growth" investment approach, coupled with a theme-oriented view of the markets, to identify companies that seem best positioned to take advantage of global changes.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

IN JAPAN, EXCELLENT STOCK SELECTION. The pace of the Japanese recovery surprised us. Although we were slightly below our benchmark weighting, all but one of our Japanese stocks had returns well above the high Japan average. Our Japanese stocks have done very well, but we would have benefited had we held more of them.

TELECOMMUNICATIONS ARE A GLOBAL GROWTH INDUSTRY. In addition to the Japanese stocks, we had strong gains on the Finnish firm Nokia, which is the global leader in mobile phone equipment, and the U.K. firm Vodafone.

OUR FINANCIALS WERE WEAK. Our European consumer banks, including Unicredito Italiano and Bank of Ireland, had relatively poor performance. Confidence had not yet returned to the European markets and these banks suffered from the reduced interest in investing.

STRATEGY SESSION.

JAPAN MAY BE AWAKENING. The pace of economic activity in the Pacific is quickening. In Japan, we are now seeing increasing signs of corporate restructuring, consumers becoming less pessimistic and Internet-related commerce. We increased our holdings of companies that should benefit from the Pacific recovery by adding Singapore Air, Qantas (the Australian airline) and Broken Hill Proprietary (a mining and mineral commodities company). We have been cautious in increasing our exposure in the Pacific, but we are looking for investment opportunities.

WE'RE OUT OF DRUGS, FOR NOW. We were underweighted in the poor-performing health and personal care companies compared with our benchmark. We did own shares of Glaxo Wellcome and Pfizer, which had a negative impact on our performance. We sold both, and continue to be cautious, because we believe they are undermined by uncertainties about government regulation of drug prices. With the prospect that an even larger share of global drug consumption will be paid for by governments, the future of drug companies will not be clear until the pricing system is settled.

WE CONTINUE TO FAVOR SECTORS WITH LONG-TERM GROWTH. The long-term prospects of growth companies are still very good--particularly the telecommunications, outsourcing, consumer banks and technology companies we have favored. Our holdings include Mannesmann, a German company that has moved strongly into telecommunications. Its return for the period reflected that strength.

We also did well with Hays, which we bought as a paradigm of our outsourcing theme. It offers an array of business services in the U.K. and on the European continent, including the delivery of industrial products and the provision of both permanent and temporary technical staff.

The U.S. technology firms PMC-Sierra and Texas Instruments each had very large gains for the half year. We took some profits on each, but they are still among our largest holdings. Solectron, the largest contract manufacturer for the electronics industry, also was a strong performer for us.

--------------------------------------------------------------------------------

OUTLOOK

PORTFOLIO MANAGERS
DANIEL J. DUANE, INGRID HOLM, MICHELLE PICKER

LONG-TERM U.S. GROWTH PROSPECTS LOOK SOLID.

"After several years of superior performance, some growth stocks had become too expensive, but 1999's reversal between cyclical and growth stocks may now create good buying opportunities. We are trimming our exposure to the very largest U.S. companies in favor of slightly smaller companies with more room for earnings growth and more reasonable share prices. The long-term prospects of U.S. growth companies are still very good, particularly the telecommunications, outsourcing and technology companies we have favored".

--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

                                     [PHOTO]

                                 DANIEL J. DUANE

                [PHOTO]                                  [PHOTO]

              INGRID HOLM                             MICHELLE PICKER

================================================================================
GEOGRAPHIC ALLOCATION
                                                                   AS OF 6/30/99
                                                                   -------------
United States                                                          41.5%
Continental Europe                                                     25.9%
United Kingdom                                                          9.8%
Japan                                                                   8.8%
Cash                                                                    7.1%
Australia                                                               5.8%
Pacific Basin                                                           1.1%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.


================================================================================
TOP TEN HOLDINGS

                                                                   AS OF 6/30/99
                                                                   -------------
Time Warner, Inc.                                                       3.0%
PMC-Sierra, Inc.                                                        2.9%
Vodafone AirTouch PLC                                                   2.7%
Nokia Corp.                                                             2.5%
Solectron Corp.                                                         2.4%
Texas Instruments, Inc.                                                 2.2%
Hennes & Mauritz                                                        2.1%
Microsoft Corp.                                                         2.1%
Qantas Airways Ltd.                                                     2.0%
MCI Worldcom, Inc.                                                      1.9%
--------------------------------------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

                      (This page intentionally left blank)

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments (amortized cost
      $1,192,361,962)..........................  $1,192,361,962
    Cash.......................................          77,795
    Interest receivable........................       3,869,226
    Receivable for capital stock sold..........         304,591
                                                 --------------
      Total Assets.............................   1,196,613,574
                                                 --------------
  LIABILITIES
    Payable for capital stock repurchased......       2,545,412
    Payable to investment adviser..............         978,533
    Accrued expenses...........................          94,514
                                                 --------------
      Total Liabilities........................       3,618,459
                                                 --------------
  NET ASSETS...................................  $1,192,995,115
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,192,995
      Paid-in capital, in excess of par........   1,191,802,120
                                                 --------------
    Net assets, June 30, 1999..................  $1,192,995,115
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 119,299,512 outstanding shares of
      common stock (authorized 170,000,000
      shares)..................................  $        10.00
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Interest...................................  $    23,801,082
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,872,426
    Shareholders' reports......................           51,000
    Accounting fees............................           38,000
    Custodian expense..........................           16,000
    Audit fees and expenses....................            5,000
    Transfer agent's fees and expenses.........            3,500
    Legal fees.................................            1,000
    Directors' fees............................            1,500
    Miscellaneous expenses.....................            1,114
                                                 ---------------
      Total expenses...........................        1,989,540
    Less: custodian fee credit.................           (6,405)
                                                 ---------------
      Net expenses.............................        1,983,135
                                                 ---------------
    NET INVESTMENT INCOME......................       21,817,947
                                                 ---------------
  NET REALIZED GAIN ON INVESTMENTS.............           11,562
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    21,829,509
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     21,817,947     $    42,343,388
    Net realized gain on investments.......................................................             11,562              16,489
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         21,829,509          42,359,877
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (21,817,947)        (42,343,388)
    Distributions from net realized capital gains..........................................            (11,562)            (16,489)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (21,829,509)        (42,359,877)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [72,605,793 and 76,618,636 shares, respectively]....................        726,057,931         766,186,419
    Capital stock issued in reinvestment of dividends and distributions [2,177,730 and
     4,235,993 shares, respectively].......................................................         21,777,304          42,359,877
    Capital stock repurchased [(47,503,211) and (54,581,645) shares, respectively].........       (475,032,108)       (545,816,448)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................        272,803,127         262,729,848
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        272,803,127         262,729,848
  NET ASSETS:
    Beginning of period....................................................................        920,191,988         657,462,140
                                                                                             ------------------  -------------------
    End of period..........................................................................   $  1,192,995,115     $   920,191,988
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $1,271,896,943)..........................  $1,244,599,784
    Cash.......................................          22,392
    Receivable for investments sold............      19,267,742
    Interest receivable........................      18,239,272
    Receivable for capital stock sold..........       1,231,884
                                                 --------------
      Total Assets.............................   1,283,361,074
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      38,845,679
    Payable to investment adviser..............       1,219,062
    Accrued expenses and other liabilities.....         103,767
    Due to broker -- variation margin..........          74,531
    Payable for capital stock repurchased......         484,505
                                                 --------------
      Total Liabilities........................      40,727,544
                                                 --------------
  NET ASSETS...................................  $1,242,633,530
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,145,658
      Paid-in capital, in excess of par........   1,249,092,217
                                                 --------------
                                                  1,250,237,875
    Undistributed net investment income........      36,259,340
    Accumulated net realized loss on
      investments..............................     (15,753,635)
    Net unrealized depreciation on
      investments..............................     (28,110,050)
                                                 --------------
    Net assets, June 30, 1999..................  $1,242,633,530
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 114,565,789 outstanding shares of
      common stock (authorized 170,000,000
      shares)..................................  $        10.85
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Interest...................................  $    38,736,021
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,356,444
    Shareholders' reports......................           63,000
    Accounting fees............................           38,000
    Custodian expense..........................           32,000
    Audit fees and expenses....................            6,000
    Transfer agent's fees and expenses.........            4,000
    Directors' fees............................            1,500
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            2,234
                                                 ---------------
      Total expenses...........................        2,504,178
    Less: custodian fee credit.................          (27,497)
                                                 ---------------
      Net expenses.............................        2,476,681
                                                 ---------------
  NET INVESTMENT INCOME........................       36,259,340
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      (15,060,936)
      Futures..................................        1,282,883
                                                 ---------------
                                                     (13,778,053)
                                                 ---------------
    Net change in unrealized depreciation on:
      Investments..............................      (41,718,270)
      Futures..................................         (812,890)
                                                 ---------------
                                                     (42,531,160)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (56,309,213)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   (20,049,873)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     36,259,340     $    60,710,670
    Net realized gain (loss) on investments................................................        (13,778,053)          1,484,118
    Net change in unrealized appreciation (depreciation) on investments....................        (42,531,160)          2,237,978
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        (20,049,873)         64,432,766
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................                 --         (60,939,829)
    Distributions from net realized capital gains..........................................         (3,302,269)         (3,466,261)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (3,302,269)        (64,406,090)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [19,458,708 and 29,994,210 shares, respectively]....................        213,869,979         334,707,738
    Capital stock issued in reinvestment of dividends and distributions 298,578 and
     5,809,428 shares, respectively].......................................................          3,302,269          64,406,090
    Capital stock repurchased [(6,732,821) and (8,361,173) shares, respectively]...........        (73,760,279)        (93,273,532)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................        143,411,969         305,840,296
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        120,059,827         305,866,972
  NET ASSETS:
    Beginning of period....................................................................      1,122,573,703         816,706,731
                                                                                             ------------------  -------------------
    End of period(a).......................................................................   $  1,242,633,530     $ 1,122,573,703
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     36,259,340     $            --
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $415,178,066)............................  $  409,717,011
    Cash.......................................             861
    Interest receivable........................       5,306,569
    Receivable for capital stock sold..........           4,292
    Receivable for securities lending, net.....              54
                                                 --------------
      Total Assets.............................     415,028,787
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      29,932,559
    Payable for capital stock repurchased......         462,009
    Payable to investment adviser..............         399,185
    Accrued expenses...........................          62,465
    Due to broker -- variation margin..........          33,125
                                                 --------------
      Total Liabilities........................      30,889,343
                                                 --------------
  NET ASSETS...................................  $  384,139,444
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      332,196
      Paid-in capital, in excess of par........     375,958,644
                                                 --------------
                                                    376,290,840
    Undistributed net investment income........      11,485,320
    Accumulated net realized gain on
      investments..............................       2,018,246
    Net unrealized depreciation on
      investments..............................      (5,654,962)
                                                 --------------
    Net assets, June 30, 1999..................  $  384,139,444
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 33,219,641 outstanding shares of
      common stock (authorized 65,000,000
      shares)..................................  $        11.56
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Interest...................................  $    12,391,232
    Income from securities loaned, net.........            3,347
                                                 ---------------
                                                      12,394,579
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          822,802
    Accounting fees............................           38,000
    Shareholders' reports......................           25,000
    Custodian expense..........................           17,000
    Audit fees and expenses....................            3,000
    Transfer agent's fees and expenses.........            2,600
    Directors' fees............................            1,500
    Legal fees.................................              500
    Miscellaneous expenses.....................              455
                                                 ---------------
      Total expenses...........................          910,857
    Less: custodian fee credit.................           (1,598)
                                                 ---------------
      Net expenses.............................          909,259
                                                 ---------------
  NET INVESTMENT INCOME........................       11,485,320
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................        1,745,103
      Futures..................................          330,664
                                                 ---------------
                                                       2,075,767
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................      (24,050,221)
      Futures..................................         (193,907)
                                                 ---------------
                                                     (24,244,128)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (22,168,361)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   (10,683,041)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     11,485,320     $    24,850,570
    Net realized gain on investments.......................................................          2,075,767           7,136,992
    Net change in unrealized appreciation (depreciation) on investments....................        (24,244,128)          5,393,840
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        (10,683,041)         37,381,402
                                                                                             ------------------  -------------------
  DIVIDENDS
    Dividends from net investment income...................................................                 --         (24,927,823)
    Distributions in excess of net investment income.......................................                 --             (64,303)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................                 --         (24,992,126)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [1,012,598 and 3,555,442 shares, respectively]......................         11,857,650          42,216,640
    Capital stock issued in reinvestment of dividends and distributions [-0- and 2,122,659
     shares, respectively].................................................................                  0          24,992,126
    Capital stock repurchased [(5,147,118) and (5,610,053) shares, respectively]...........        (60,247,119)        (66,029,147)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS........        (48,389,469)          1,179,619
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (59,072,510)         13,568,895
  NET ASSETS:
    Beginning of period....................................................................        443,211,954         429,643,059
                                                                                             ------------------  -------------------
    End of period(a).......................................................................   $    384,139,444     $   443,211,954
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     11,485,320     $            --
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $4,767,897,708)..........................  $5,114,815,929
    Interest and dividends receivable..........      40,660,377
    Receivable for investments sold............      39,664,609
    Receivable for securities lending, net.....       1,156,016
    Due from broker -- variation margin........       1,088,075
    Receivable for capital stock sold..........           7,898
                                                 --------------
      Total Assets.............................   5,197,392,904
                                                 --------------
  LIABILITIES
    Bank overdraft.............................          45,825
    Collateral for securities on loan..........     500,998,202
    Payable for investments purchased..........      43,839,552
    Payable to investment adviser..............       6,443,716
    Payable for capital stock repurchased......       3,061,124
    Securities lending rebate payable..........       2,359,240
    Accrued expenses and other liabilities.....         347,746
                                                 --------------
      Total Liabilities........................     557,095,405
                                                 --------------
  NET ASSETS...................................  $4,640,297,499
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,999,597
      Paid-in capital, in excess of par........   4,230,768,766
                                                 --------------
                                                  4,233,768,363
    Undistributed net investment income........      47,567,932
    Accumulated net realized gain on
      investments..............................      12,720,477
    Net unrealized appreciation on
      investments..............................     346,240,727
                                                 --------------
    Net assets, June 30, 1999..................  $4,640,297,499
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 299,959,725 outstanding shares of
      common stock (authorized 370,000,000
      shares)..................................  $        15.47
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Dividends (net of $236,012 foreign
      withholding tax).........................  $    14,402,988
    Interest...................................       92,320,057
    Income from securities loaned, net.........        1,030,240
                                                 ---------------
                                                     107,753,285
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       12,917,161
    Shareholders' reports......................          267,000
    Custodian expense..........................          119,000
    Accounting fees............................           75,000
    Audit fees and expenses....................           28,000
    Legal fees.................................            3,000
    Transfer agent's fees and expenses.........            3,500
    Directors' fees............................            1,500
    Miscellaneous expenses.....................           16,451
                                                 ---------------
      Total expenses...........................       13,430,612
    Less: custodian fee credit.................          (64,064)
                                                 ---------------
      Net expenses.............................       13,366,548
                                                 ---------------
  NET INVESTMENT INCOME........................       94,386,737
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       15,896,485
      Futures..................................          951,307
                                                 ---------------
                                                      16,847,792
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................       80,501,883
      Futures..................................       (3,157,207)
                                                 ---------------
                                                      77,344,676
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       94,192,468
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   188,579,205
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     94,386,737     $   200,201,254
    Net realized gain on investments.......................................................         16,847,792         263,079,117
    Net change in unrealized appreciation on investments...................................         77,344,676          66,472,901
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        188,579,205         529,753,272
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................        (46,818,805)       (201,150,300)
    Distributions from net realized capital gains..........................................        (20,089,244)       (284,059,981)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (66,908,049)       (485,210,281)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [2,248,155 and 4,155,780 shares, respectively]......................         34,303,551          64,306,807
    Capital stock issued in reinvestment of dividends and distributions [4,355,993 and
     32,017,520 shares, respectively]......................................................         66,908,049         485,210,281
    Capital stock repurchased [(24,748,737) and (34,980,138) shares, respectively].........       (378,545,027)       (542,332,348)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................       (277,333,427)          7,184,740
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE)
  IN NET ASSETS............................................................................       (155,662,271)         51,727,731
  NET ASSETS:
    Beginning of period....................................................................      4,795,959,770       4,744,232,039
                                                                                             ------------------  -------------------
    End of period(a).......................................................................   $  4,640,297,499     $ 4,795,959,770
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     47,567,932     $            --
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $5,375,155,909)..........................  $5,814,648,192
    Cash.......................................          84,577
    Receivable for investments sold............      42,422,053
    Interest and dividends receivable..........      30,364,381
    Due from Broker-Variation Margin...........       3,223,625
    Receivable for securities lending, net.....       1,197,085
    Receivable for capital stock sold..........         107,304
                                                 --------------
      Total Assets.............................   5,892,047,217
                                                 --------------
  LIABILITIES
    Collateral for securities on loan..........     443,760,222
    Payable for investments purchased..........      50,246,584
    Payable to investment advisor..............       8,123,005
    Securities lending rebate payable..........       2,262,792
    Payable for capital stock repurchased......       1,950,175
    Accrued expenses...........................         530,379
                                                 --------------
      Total Liabilities........................     506,873,157
                                                 --------------
  NET ASSETS...................................  $5,385,174,060
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $.01 par value..........  $    3,085,491
      Paid-in capital, in excess of par........   4,802,034,302
                                                 --------------
                                                  4,805,119,793
    Undistributed net investment income........      83,838,361
    Accumulated net realized gain on
      investments..............................      60,414,368
    Net unrealized appreciation on
      investments..............................     435,801,538
                                                 --------------
    Net assets at June 30, 1999................  $5,385,174,060
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      308,549,113 shares outstanding common
      stock (authorized 370,000,000 shares)....  $        17.45
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Interest...................................  $    75,435,897
    Dividends (net of $495,226 foreign
      withholding).............................       24,361,214
    Income from securities loaned, net.........          729,817
                                                 ---------------
                                                     100,526,928
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       16,091,896
    Shareholder's reports......................          299,000
    Custodian expense..........................          144,000
    Accounting expense.........................           67,000
    Audit expense..............................           31,000
    Transfer agent's fees and expenses.........            3,500
    Directors' fees............................            1,500
    Miscellaneous expenses.....................           20,392
                                                 ---------------
      Total expenses...........................       16,658,288
    Less: custodian fee credit.................          (38,171)
                                                 ---------------
    Net expenses...............................       16,620,117
                                                 ---------------
  NET INVESTMENT INCOME........................       83,906,811
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       59,114,365
      Futures contracts........................       18,244,372
                                                 ---------------
                                                      77,358,737
                                                 ---------------
    Net change in unrealized appreciation:
      Investments..............................      172,656,432
      Futures contracts........................       11,431,193
                                                 ---------------
                                                     184,087,625
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      261,446,362
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   345,353,173
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     83,906,811     $   177,588,088
    Net realized gain on investments.......................................................         77,358,737         513,883,914
    Net change in unrealized appreciation on investments...................................        184,087,625        (167,145,159)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        345,353,173         524,326,843
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................           (239,006)       (178,186,396)
    Distributions from net realized capital gains..........................................        (60,930,102)       (552,345,875)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (61,169,108)       (730,532,271)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [1,827,460 and 4,188,120 shares, respectively]......................         29,615,192          74,668,669
    Capital stock issued in reinvestment of dividends and distributions [3,554,343 and
     43,615,212 shares, respectively]......................................................         62,545,734         730,532,271
    Capital stock repurchased [(23,550,870) and (38,796,213) shares, respectively].........       (401,152,319)       (679,156,218)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS........       (308,991,393)        126,044,722
                                                                                             ------------------  -------------------
  TOTAL DECREASE IN NET ASSETS.............................................................        (24,807,328)        (80,160,706)
  NET ASSETS:
    Beginning of period....................................................................      5,409,981,388       5,490,142,094
                                                                                             ------------------  -------------------
    End of period (a)......................................................................   $  5,385,174,060     $ 5,409,981,388
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     83,838,361     $       170,556
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $899,290,771)............................  $  826,467,302
    Interest and dividends receivable..........      16,790,747
    Receivable for investments sold............       5,519,576
    Receivable for capital stock sold..........         730,054
    Receivable for securities lending, net.....          49,696
                                                 --------------
      Total Assets.............................     849,557,375
                                                 --------------
  LIABILITIES
    Bank overdraft.............................         375,807
    Collateral for securities on loan..........      31,882,210
    Payable for investments purchased..........       2,581,346
    Payable to investment adviser..............       1,114,605
    Payable for capital stock repurchased......         639,296
    Accrued expenses and other liabilities.....         221,833
                                                 --------------
      Total Liabilities........................      36,815,097
                                                 --------------
  NET ASSETS...................................  $  812,742,278
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,092,243
      Paid-in capital, in excess of par........     871,699,188
                                                 --------------
                                                    872,791,431
    Undistributed net investment income........      42,234,111
    Accumulated net realized loss on
      investments..............................     (29,459,795)
    Net unrealized depreciation on
      investments..............................     (72,823,469)
                                                 --------------
    Net assets, June 30, 1999..................  $  812,742,278
                                                 --------------
                                                 --------------
    Class I:
    Net asset value and redemption price per
      share, 109,224,337 outstanding shares of
      common stock (authorized 195,000,000
      shares)..................................  $         7.44
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Interest...................................  $    41,510,328
    Dividends..................................        2,480,403
    Income from securities loaned, net.........          557,445
                                                 ---------------
                                                      44,548,176
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,196,870
    Shareholders' reports......................           44,000
    Accounting fees............................           38,000
    Custodian expense..........................           32,000
    Audit fees and expenses....................            5,000
    Transfer agent's fees and expenses.........            3,500
    Directors' fees............................            1,500
    Legal fees.................................            1,000
    Miscellaneous expenses.....................              921
                                                 ---------------
      Total expenses...........................        2,322,791
    Less: custodian fee credit.................           (8,726)
                                                 ---------------
      Net expenses.............................        2,314,065
                                                 ---------------
  NET INVESTMENT INCOME........................       42,234,111
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized loss on investments...........      (21,038,204)
    Net change in unrealized appreciation on
      investments..............................        6,620,110
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (14,418,094)
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    27,816,017
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     42,234,111     $    71,160,362
    Net realized loss on investments.......................................................        (21,038,204)         (2,031,112)
    Net change in unrealized appreciation (depreciation) on investments....................          6,620,110         (90,371,730)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................         27,816,017         (21,242,480)
                                                                                             ------------------  -------------------
  DIVIDENDS
    Dividends from net investment income...................................................         (2,179,668)        (69,715,948)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [10,805,806 and 42,524,544 shares, respectively]....................         80,149,964         336,104,252
    Capital stock issued in reinvestment of dividends and distributions [291,010 and
     9,210,712 shares, respectively].......................................................          2,179,668          69,715,948
    Capital stock repurchased [(11,416,416) and (12,010,426) shares, respectively].........        (84,544,674)        (94,215,879)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS........         (2,215,042)        311,604,321
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         23,421,307         220,645,893
  NET ASSETS:
    Beginning of period....................................................................        789,320,971         568,675,078
                                                                                             ------------------  -------------------
    End of period (a)......................................................................   $    812,742,278     $   789,320,971
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     42,234,111     $     2,179,668
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $2,229,082,674)..........................  $4,242,837,210
    Cash.......................................             359
    Receivable for investments sold............      16,458,432
    Interest and dividends receivable..........       3,596,928
    Due from broker -- variation margin........       2,047,036
    Receivable for capital stock sold..........       1,689,299
                                                 --------------
      Total Assets.............................   4,266,629,264
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      10,182,377
    Payable to investment adviser..............       3,548,089
    Payable for capital stock repurchased......         568,964
    Accrued expenses...........................         241,270
                                                 --------------
      Total Liabilities........................      14,540,700
                                                 --------------
  NET ASSETS...................................  $4,252,088,564
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,011,482
      Paid-in capital, in excess of par........   2,189,214,150
                                                 --------------
                                                  2,190,225,632
    Undistributed net investment income........      12,901,573
    Accumulated net realized gain on
      investments..............................      31,022,709
    Net unrealized appreciation on
      investments..............................   2,017,938,650
                                                 --------------
    Net assets, June 30, 1999..................  $4,252,088,564
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 101,143,876 outstanding shares of
      common stock (authorized 170,000,000
      shares)..................................  $        42.04
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Dividends (net of $464,334 foreign
      withholding tax).........................  $    26,843,666
    Interest...................................        2,540,941
                                                 ---------------
                                                      29,384,607
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        6,748,571
    Shareholders' reports......................          188,000
    Custodian expense..........................           67,000
    Accounting fees............................           38,000
    Audit fees and expenses....................           20,000
    Transfer agent's fees and expenses.........            3,500
    Legal fees.................................            2,500
    Directors' fees............................            1,500
    Miscellaneous expenses.....................           11,417
                                                 ---------------
      Total expenses...........................        7,080,488
    Less: custodian fee credit.................           (2,407)
                                                 ---------------
      Net expenses.............................        7,078,081
                                                 ---------------
  NET INVESTMENT INCOME........................       22,306,526
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       26,871,847
      Futures..................................        9,385,898
                                                 ---------------
                                                      36,257,745
                                                 ---------------
    Net change in unrealized appreciation/
      depreciation on:
      Investments..............................      388,212,107
      Futures..................................         (421,262)
                                                 ---------------
                                                     387,790,845
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      424,048,590
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   446,355,116
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $     22,306,526     $    36,771,654
    Net realized gain on investments.......................................................         36,257,745          57,465,213
    Net change in unrealized appreciation on investments...................................        387,790,845         644,696,671
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        446,355,116         738,928,538
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................         (9,404,953)        (37,075,916)
    Distributions from net realized capital gains..........................................        (15,008,166)        (53,566,202)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (24,413,119)        (90,642,118)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [11,815,445 and 21,945,962 shares, respectively]....................        467,777,125         739,810,425
    Capital stock issued in reinvestment of dividends and distributions [605,634 and
     2,541,175 shares, respectively].......................................................         24,413,119          90,642,118
    Capital stock repurchased [(5,294,474) and (11,483,263) shares, respectively]..........       (210,132,667)       (378,841,199)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................        282,057,577         451,611,344
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        703,999,574       1,099,897,764
  NET ASSETS:
    Beginning of period....................................................................      3,548,088,990       2,448,191,226
                                                                                             ------------------  -------------------
    End of period (a)......................................................................   $  4,252,088,564     $ 3,548,088,990
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     12,901,573     $            --
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $1,918,023,158)..........................  $2,342,473,478
    Cash.......................................         161,354
    Interest and dividends receivable..........       7,497,337
    Receivable for capital stock sold..........         275,315
    Receivable for investments sold............         258,871
    Receivable for securities lending, net.....         209,642
                                                 --------------
      Total Assets.............................   2,350,875,997
                                                 --------------
  LIABILITIES
    Collateral for securities on loan..........      83,440,792
    Payable to investment adviser..............       2,243,938
    Payable for capital stock repurchased......       1,150,747
    Securities lending rebate payable..........         681,115
    Accrued expenses...........................         188,685
                                                 --------------
      Total Liabilities........................      87,705,277
                                                 --------------
  NET ASSETS...................................  $2,263,170,720
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      975,897
      Paid-in capital, in excess of par........   1,669,191,900
                                                 --------------
                                                  1,670,167,797
    Undistributed net investment income........      14,209,937
    Accumulated net realized gain on
      investments..............................     154,342,666
    Net unrealized appreciation on
      investments..............................     424,450,320
                                                 --------------
    Net assets, June 30, 1999..................  $2,263,170,720
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 97,589,740 outstanding shares of
      common stock (authorized 170,000,000
      shares)..................................  $        23.19
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Dividends (net of $508,477 foreign
      withholding tax).........................  $    28,281,203
    Interest...................................        1,119,179
    Income from securities loaned, net.........          221,306
                                                 ---------------
                                                      29,621,688
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,328,019
    Shareholders' reports......................          119,000
    Custodian expense..........................           39,000
    Accounting fees............................           38,000
    Audit fees and expenses....................           12,000
    Transfer agent's fees and expenses.........            3,500
    Legal fees.................................            2,000
    Directors' fees............................            1,500
    Miscellaneous expenses.....................            7,253
                                                 ---------------
      Total expenses...........................        4,550,272
    Less: custodian fee credit.................           (1,189)
                                                 ---------------
      Net expenses.............................        4,549,083
                                                 ---------------
  NET INVESTMENT INCOME........................       25,072,605
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........      154,342,666
    Net change in unrealized appreciation on
      investments..............................      183,883,071
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      338,225,737
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   363,298,342
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     25,072,605     $    56,212,487
    Net realized gain on investments.......................................................        154,342,666         129,490,381
    Net change in unrealized appreciation (depreciation) on investments....................        183,883,071        (258,928,963)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        363,298,342         (73,226,095)
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................        (12,850,229)        (58,670,537)
    Distributions from net realized capital gains..........................................        (35,023,403)       (129,895,659)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (47,873,632)       (188,566,196)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [2,190,965 and 17,968,538 shares, respectively].....................         48,367,912         414,994,376
    Capital stock issued in reinvestment of dividends and distributions [2,126,772 and
     8,899,832 shares, respectively].......................................................         47,873,632         188,566,196
    Capital stock repurchased [(13,667,771) and (10,593,789) shares, respectively].........       (290,816,349)       (229,203,355)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS........       (194,574,805)        374,357,217
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        120,849,905         112,564,926
  NET ASSETS:
    Beginning of period....................................................................      2,142,320,815       2,029,755,889
                                                                                             ------------------  -------------------
    End of period(a).......................................................................   $  2,263,170,720     $ 2,142,320,815
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     14,209,937     $     1,987,561
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $4,733,436,921)..........................  $6,718,263,298
    Cash.......................................             291
    Interest and dividends receivable..........      13,325,615
    Receivable for capital stock sold..........         556,177
                                                 --------------
      Total Assets.............................   6,732,145,381
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      24,784,488
    Payable to investment adviser..............       7,369,672
    Payable for capital stock repurchased......       2,934,957
    Accrued expenses...........................         529,148
    Distribution fee payable...................              40
                                                 --------------
      Total Liabilities........................      35,618,305
                                                 --------------
  NET ASSETS...................................  $6,696,527,076
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,998,735
      Paid-in capital, in excess of par........   4,312,825,738
                                                 --------------
                                                  4,314,824,473
    Undistributed net investment income........      42,316,308
    Accumulated net realized gain on
      investments..............................     354,567,145
    Net unrealized appreciation on investments
      and foreign currencies...................   1,984,819,150
                                                 --------------
    Net assets, June 30, 1999..................  $6,696,527,076
                                                 --------------
                                                 --------------
    Class I:
    Net asset value and redemption price per
      share, 199,869,488 outstanding shares of
      common stock (authorized 295,000,000
      shares)..................................  $        33.50
                                                 --------------
                                                 --------------
    Class II:
    Net asset value and redemption price per
      share, 4,025 outstanding shares of common
      stock (authorized 5,000,000 shares)......  $        33.48
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Dividends (net of $632,511 foreign
      withholding tax).........................  $    67,929,273
    Interest...................................       10,903,973
                                                 ---------------
                                                      78,833,246
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       14,220,624
    Distribution Fee -- Class II...............               40
    Shareholders' reports......................          341,000
    Custodian expense..........................          124,000
    Accounting fees............................           38,000
    Audit fees and expenses....................           36,000
    Transfer agent's fees and expenses.........            4,000
    Legal fees.................................            2,000
    Directors' fees............................            1,500
    Miscellaneous expenses.....................           19,746
                                                 ---------------
      Total expenses...........................       14,786,910
    Less: custodian fee credit.................          (20,024)
                                                 ---------------
      Net expenses.............................       14,766,886
                                                 ---------------
  NET INVESTMENT INCOME........................       64,066,360
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on investments...........      354,677,097
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................      502,107,101
      Foreign currencies.......................           (7,096)
                                                 ---------------
                                                     502,100,005
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................      856,777,102
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   920,843,462
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     64,066,360     $   114,479,882
    Net realized gain on investments and foreign currencies................................        354,677,097         766,481,591
    Net change in unrealized appreciation (depreciation) on investments and foreign
     currencies............................................................................        502,100,005        (344,074,909)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        920,843,462         536,886,564
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income -- Class I........................................        (21,860,004)       (115,394,083)
    Distributions from net realized capital gains -- Class I...............................       (112,755,332)       (684,800,016)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (134,615,336)       (800,194,099)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [4,447,001 and 12,676,785 shares, respectively].....................        136,432,318         418,548,498
    Capital stock issued in reinvestment of dividends and distributions [4,320,133 and
     27,106,415 shares, respectively]......................................................        134,615,336         800,194,099
    Capital stock repurchased [(19,680,149) and (22,886,073) shares, respectively].........       (607,795,338)       (732,368,459)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS........       (336,747,684)        486,374,138
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        449,480,442         223,066,603
  NET ASSETS:
    Beginning of period....................................................................      6,247,046,634       6,023,980,031
                                                                                             ------------------  -------------------
    End of period (a)......................................................................   $  6,696,527,076     $ 6,247,046,634
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $     42,316,308     $       109,952
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                         PRUDENTIAL JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $1,425,988,166)..........................  $1,930,586,870
    Receivable for investments sold............      18,130,460
    Receivable for capital stock sold..........       3,405,385
    Interest and dividends receivable..........         586,391
                                                 --------------
      Total Assets.............................   1,952,709,106
                                                 --------------
  LIABILITIES
    Bank overdraft.............................         354,923
    Payable for investments purchased..........      30,473,347
    Payable to investment adviser..............       2,586,470
    Accrued expenses...........................          64,796
    Payable for capital stock repurchased......          31,647
                                                 --------------
      Total Liabilities........................      33,511,183
                                                 --------------
  NET ASSETS...................................  $1,919,197,923
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      701,281
      Paid-in capital, in excess of par........   1,388,774,193
                                                 --------------
                                                  1,389,475,474
    Undistributed net investment income........       2,557,750
    Accumulated net realized gain on
      investments..............................      22,565,995
    Net unrealized appreciation on
      investments..............................     504,598,704
                                                 --------------
    Net assets, June 30, 1999..................  $1,919,197,923
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share (70,128,075 outstanding shares of
      common stock; authorized 110,000,000
      shares)..................................  $        27.37
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Dividends (net of $19,969 foreign
      withholding taxes).......................  $     6,090,340
    Interest...................................        1,692,559
                                                 ---------------
                                                       7,782,899
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,636,513
    Shareholders' reports......................           60,000
    Accounting fees............................           38,000
    Custodian expense..........................           16,000
    Audit fees and expenses....................            6,000
    Transfer agent's fees and expenses.........            3,500
    Directors' fees............................            1,500
    Legal fees.................................              800
    Miscellaneous expenses.....................            4,866
                                                 ---------------
      Total expenses...........................        4,767,179
    Less: custodian fee credit.................           (2,670)
                                                 ---------------
      Net expenses.............................        4,764,509
                                                 ---------------
  NET INVESTMENT INCOME........................        3,018,390
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........       23,274,222
    Net change in unrealized appreciation on
      investments..............................      186,963,441
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      210,237,663
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   213,256,053
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      3,018,390     $     1,528,070
    Net realized gain on investments.......................................................         23,274,222          24,429,896
    Net change in unrealized appreciation on investments...................................        186,963,441         237,742,766
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        213,256,053         263,700,732
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................           (460,640)         (1,629,850)
    Distributions from net realized capital gains..........................................        (10,927,148)        (17,069,906
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (11,387,788)        (18,699,756)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [26,579,876 and 619,906,149 shares, respectively]...................        689,193,580         619,908,140
    Capital stock issued in reinvestment of dividends and distributions [433,325 and
     18,699,756 shares, respectively]......................................................         11,387,788          18,699,756
    Capital stock repurchased [(7,024,921) and (18,816,656) shares, respectively]..........       (181,981,045)       (180,816,656)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................        518,600,323         457,791,240
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        720,468,588         702,792,216
  NET ASSETS:
    Beginning of period....................................................................      1,198,729,335         495,937,119
                                                                                             ------------------  -------------------
    End of period (a)......................................................................   $  1,919,197,923     $ 1,198,729,335
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $      2,557,750     $            --
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 1999
  ASSETS
    Investments, at value (cost:
      $667,036,511)............................  $  927,413,748
    Foreign currency, at value (cost:
      $22,686,755).............................      22,466,243
    Cash.......................................             506
    Receivable for investments sold............      12,093,209
    Dividends and interest receivable..........       1,920,003
    Receivable for capital stock sold..........         454,028
    Forward currency contracts -- amount
      receivable from counterparties...........         260,902
                                                 --------------
      Total Assets.............................     964,608,639
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       1,734,714
    Accrued expenses and other liabilities.....         728,479
    Payable for capital stock repurchased......         184,380
                                                 --------------
      Total Liabilities........................       2,647,573
                                                 --------------
  NET ASSETS...................................  $  961,961,066
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      419,685
      Paid-in capital, in excess of par........     652,980,419
                                                 --------------
                                                    653,400,104
    Distributions in excess of net investment
      income...................................     (14,767,665)
    Accumulated net realized gain on
      investments..............................      62,961,220
    Net unrealized appreciation on investments
      and foreign currencies...................     260,367,407
                                                 --------------
    Net assets, June 30, 1999..................  $  961,961,066
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 41,968,514 outstanding shares of
      common stock (authorized 70,000,000
      shares)..................................  $        22.92
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 1999
  INVESTMENT INCOME
    Dividends (net of $502,132 foreign
      withholding tax).........................  $     4,903,658
    Interest...................................          676,854
                                                 ---------------
                                                       5,580,512
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        3,329,436
    Custodian expense..........................          240,000
    Accounting fees............................          148,000
    Shareholders' reports......................           45,000
    Audit fees and expenses....................            5,000
    Transfer agent's fees and expenses.........            4,000
    Directors' fees............................            1,500
    Miscellaneous expenses.....................            3,068
                                                 ---------------
      Total expenses...........................        3,776,004
    Less: custodian fee credit.................           (2,562)
                                                 ---------------
      Net expenses.............................        3,773,442
                                                 ---------------
  NET INVESTMENT INCOME........................        1,807,070
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................       65,011,205
      Foreign currencies.......................       (3,790,338)
                                                 ---------------
                                                      61,220,867
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       18,946,200
      Foreign currencies.......................        3,944,625
                                                 ---------------
                                                      22,890,825
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................       84,111,692
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    85,918,762
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 1999      DECEMBER 31, 1998
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,807,070     $     2,043,217
    Net realized gain on investments and foreign currencies................................         61,220,867          41,097,089
    Net change in unrealized appreciation on investments and foreign currencies............         22,890,825         121,145,340
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         85,918,762         164,285,646
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................                 --          (5,559,015)
    Distributions in excess of net investment income.......................................         (4,140,269)         (4,481,373)
    Distributions from net realized capital gains..........................................         (7,259,626)        (35,181,433)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (11,399,895)        (45,221,821)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [6,837,364 and 9,626,530 shares, respectively]......................        147,170,773         191,039,953
    Capital stock issued in reinvestment of dividends and distributions [520,780 and
     2,231,010 shares, respectively].......................................................         11,399,895          45,221,821
    Capital stock repurchased [(5,304,497) and (7,562,638) shares, respectively]...........       (115,670,428)       (149,184,992)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................         42,900,240          87,076,782
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        117,419,107         206,140,607
  NET ASSETS:
    Beginning of period....................................................................        844,541,959         638,401,352
                                                                                             ------------------  -------------------
    End of period..........................................................................   $    961,961,066     $   844,541,959
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

                                                                       PRINCIPAL
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
BANK NOTES -- 7.9%
  Amex Centurion Bank.............................   4.91%   07/08/00  $   5,000  $    5,000,000
  Comerical Bank, N.A.............................   4.87%   07/13/00     12,000      11,992,666
  FCC National Bank (a)...........................   5.12%   02/23/00     10,000       9,997,811
  FCC National Bank (a)...........................   5.14%   03/22/00      5,000       4,998,781
  First Union National Bank.......................   4.95%   08/18/00     20,000      20,000,000
  Keybank, N.A. (a)...............................   5.04%   09/14/00      8,000       7,995,494
  Keybank, N.A. (a)...............................   5.05%   07/19/00      4,000       4,003,083
  Keybank, N.A. (a)...............................   5.11%   09/24/00      1,000         999,516
  Nationsbank Corp. (a)...........................   4.96%   07/01/99      8,000       8,000,000
  U.S. Bank, N.A. (a).............................   4.91%   07/21/00      8,000       7,994,630
  U.S. Bank, N.A. (a).............................   5.02%   07/26/00     14,000      13,993,197
                                                                                  --------------
                                                                                      94,975,178
                                                                                  --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.1%
  Morgan Guaranty Trust Co........................   4.90%   07/19/99      1,000         999,967
                                                                                  --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 1.8%
  ING Bank........................................   4.94%   10/14/99      2,000       2,000,049
  ING Bank........................................   4.98%   11/10/99     20,000      19,999,445
                                                                                  --------------
                                                                                      21,999,494
                                                                                  --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 7.9%
  Deutsche Bank...................................   4.98%   02/02/00     10,000       9,998,287
  Deutsche Bank...................................   5.01%   01/24/00      5,000       4,998,906
  Deutsche Bank...................................   5.06%   01/18/00     10,000       9,998,408
  Royal Bank of Canada............................   4.99%   01/31/00     30,000      29,994,925
  Royal Bank of Canada............................   5.53%   08/06/99     14,000      13,999,061
  Toronto Dominion Bank...........................   5.02%   02/04/00      5,000       4,999,136
  Toronto Dominion Bank...........................   5.12%   02/18/00     10,000       9,997,857
  UBS, A.G........................................   5.29%   05/19/00     10,000       9,994,894
                                                                                  --------------
                                                                                      93,981,474
                                                                                  --------------
COMMERCIAL PAPER -- 59.5%
  ABB Treasury Services, PLC......................   5.85%   07/01/99     49,090      49,090,000
  Abn-Amro North America Finance..................   4.77%   07/19/99     25,000      24,940,375
  Allianz of America Financial Corp...............   5.20%   09/09/99      2,600       2,573,711
  American General Finance Corp...................   5.19%   08/23/99     11,000      10,915,951
  American Honda Finance Corp.....................   5.23%   07/26/99      4,300       4,284,383
  Ameritech Capital Funding.......................   5.20%   07/29/99     14,234      14,176,431
  Aon Corp........................................   5.26%   07/30/99      3,000       2,987,288
  Associates First Capital........................   4.93%   07/14/99      5,500       5,490,208
  BBL North America...............................   5.03%   08/17/99      9,000       8,940,897
  Bell Atlantic Network Funding...................   5.25%   07/22/99      7,000       6,978,562
  Blue Ridge Asst Fund............................   4.95%   07/06/99      9,456       9,449,499
  Bradford & Bingley Building Society.............   4.89%   08/17/99      7,000       6,955,311
  CBA (Delaware) Finance Corp.....................   5.23%   11/24/99      5,500       5,383,342
  Centric Capital Corp............................   5.23%   08/30/99      3,280       3,251,409
  Centric Capital Corp............................   5.23%   08/31/99      5,421       5,372,959
  Chevron U.S.A., Inc.............................   5.11%   08/09/99      8,000       7,955,713
  CIT Group, Inc..................................   5.03%   07/22/99      7,000       6,979,461
  Colonial Pipeline Co............................   4.80%   07/21/99      6,400       6,382,933
  Colonial Pipeline Co............................   5.05%   08/31/99     12,600      12,492,182
  Countrywide Home Loan...........................   5.23%   08/19/99     11,000      10,921,695
  Countrywide Home Loan...........................   5.35%   08/16/99      6,000       5,958,983
  Cregem North America............................   4.81%   07/28/99     30,000      29,891,775
  Cregem North America............................   4.90%   07/22/99        552         550,422
  Daimler Chrysler................................   5.20%   08/26/99     21,600      21,425,280

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       PRINCIPAL
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
COMMERCIAL PAPER (CONT'D.)
  Den Danske Corp.................................   4.86%   07/20/99  $  10,000  $    9,974,350
  Eastman Kodak Co................................   4.80%   07/22/99     10,000       9,972,000
  Enterprise Funding Corp.........................   5.13%   08/16/99      3,047       3,027,027
  Enterprise Funding Corp.........................   5.13%   08/23/99      1,000         992,447
  Enterprise Funding Corp.........................   5.25%   08/12/99      1,155       1,147,926
  Falcon Asset Securitization Corp................   5.15%   08/09/99      7,000       6,960,946
  Falcon Asset Securitization Corp................   5.15%   08/16/99      6,798       6,753,265
  Falcon Asset Securitization Corp................   5.25%   08/12/99      8,363       8,311,777
  Finova Capital Corp.............................   5.35%   07/14/99      8,000       7,984,544
  FPL Group Capital, Inc..........................   4.95%   07/12/99      5,000       4,992,438
  FPL Group Capital, Inc..........................   5.25%   08/20/99      2,000       1,985,417
  General Electric Capital Corp...................   4.82%   07/23/99      9,000       8,973,490
  General Electric Capital Corp...................   5.06%   08/02/99     25,000      24,887,556
  General Electric Financial Assurance............   5.13%   08/23/99      5,000       4,962,238
  General Motors Acceptance Corp..................   4.90%   07/15/99     42,000      41,919,967
  General Motors Acceptance Corp..................   5.00%   07/14/99     11,518      11,497,204
  General Motors Acceptance Corp..................   5.04%   08/23/99      6,000       5,955,480
  Household Finance Corp..........................   5.13%   08/23/99     22,000      21,833,845
  John Hancock Capital Corp.......................   5.05%   07/20/99     10,000       9,973,347
  John Hancock Mutual Life........................   5.15%   07/14/00      5,000       5,000,000
  Merrill Lynch & Co., Inc........................   5.02%   07/27/99      6,000       5,978,247
  Mont Blanc Capital Corp.........................   5.07%   07/20/99      5,000       4,986,621
  Monte Rosa Capital Corp.........................   4.92%   07/06/99        857         856,414
  Monte Rosa Capital Corp.........................   4.97%   07/08/99     26,921      26,894,984
  Morgan (J.P.) & Co., Inc........................   4.89%   09/14/99      2,000       1,979,625
  Nationwide Building Society.....................   4.88%   07/27/99     15,000      14,947,133
  Nationwide Building Society.....................   5.08%   09/08/99     26,239      25,983,520
  Nordbanken, N.A.................................   4.83%   07/16/99      5,000       4,989,938
  Nordbanken, N.A.................................   5.10%   08/23/99      6,000       5,954,950
  Old Line Funding Corp...........................   4.90%   07/19/99      4,954       4,941,863
  Old Line Funding Corp...........................   5.10%   07/20/99      5,361       5,346,570
  Old Line Funding Corp...........................   5.10%   08/06/99      1,700       1,691,330
  Paccar Financial Corp...........................   5.20%   07/28/99      2,000       1,992,200
  Panasonic Finance...............................   5.80%   07/01/99     12,779      12,779,000
  PNC Funding Corp................................   5.10%   08/23/99      5,000       4,962,458
  Preferred Receivables Funding Corp..............   5.05%   08/05/99      9,345       9,299,119
  Preferred Receivables Funding Corp..............   5.20%   08/12/99      1,416       1,407,410
  Quincy Capital..................................   5.07%   08/17/99      5,000       4,966,904
  Receivables Capital Corp........................   5.20%   08/23/99      1,309       1,298,979
  Safeco Corp.....................................   5.20%   08/23/99     19,000      18,854,544
  Sony Capital Corp...............................   5.90%   07/01/99        298         298,000
  Strategic MM Tr 99-B............................   5.10%   09/15/00      9,000       9,000,000
  SMM Trust Notes 1995-Q (a)......................   5.32%   09/15/99     27,000      27,000,000
  Thunder Bay Funding.............................   4.95%   07/06/99      4,000       3,997,250
  Thunder Bay Funding.............................   5.07%   07/21/99      6,500       6,481,692
  Triple-A One Plus Funding.......................   4.95%   07/06/99     23,000      22,984,188
  Variable Funding Capital........................   5.05%   07/19/99      2,000       1,994,950
  Variable Funding Capital........................   5.10%   07/21/99      3,468       3,458,174
  Windmill Funding Corp...........................   5.10%   07/22/99      6,000       5,982,150
  Windmill Funding Corp...........................   5.10%   07/27/99      3,800       3,786,003
  Wood Street Funding Corp........................   4.92%   07/20/99      2,350       2,343,898
  Wood Street Funding Corp........................   5.10%   07/21/99      2,307       2,300,464
                                                                                  --------------
                                                                                     710,192,612
                                                                                  --------------
LOAN PARTICIPATIONS -- 3.8%
  American Honda Finance Corp.....................   5.10%   07/19/99     10,000      10,000,000
  Baker Hughes, Inc...............................   5.92%   07/01/99     20,000      20,000,000
  Caterpillar, Inc................................   5.45%   07/07/99     15,000      15,000,000
                                                                                  --------------
                                                                                      45,000,000
                                                                                  --------------
OTHER CORPORATE OBLIGATIONS -- 18.9%
  Association Corp. of North America..............   5.10%   07/29/00     50,000      49,965,191

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       PRINCIPAL
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
OTHER CORPORATE OBLIGATIONS (CONT'D.)
  Association Corp. of North America..............   7.25%   09/01/99  $   1,500  $    1,505,365
  Bank of America Corp............................   5.40%   08/01/99      3,700       3,704,827
  Bishops Gate Residential Mortgage 98-2 (a)......   5.74%   07/22/99      6,000       6,000,000
  Chase Manhattan Bank (D.E.).....................   4.89%   07/26/00     25,000      24,985,550
  Chrysler Financial Corp.........................   6.38%   01/28/00      9,000       9,066,186
  Commercial Credit Co............................   6.00%   04/15/00     10,000      10,056,078
  First Data Corp.................................   5.04%   08/17/99     17,040      16,927,877
  General Electric Capital Corp...................   4.95%   08/12/00     20,000      20,000,000
  General Mills Corp..............................   9.00%   07/06/99      4,000       4,002,163
  Goldman Sachs Group L.P. (a)....................   5.62%   07/19/01     30,000      30,000,000
  Restructured Asset Securities Enhanced Return
    98-8-5........................................   5.64%   07/02/99     19,000      19,000,000
  Restructured Asset Securities Enhanced Return
    98MM-12-3.....................................   5.68%   07/21/00     16,000      16,000,000
  Security Life Denver............................   5.07%   07/12/00      2,000       2,000,000
  Short Term Repackaged Asset Trust 98-E..........   5.59%   08/18/99     12,000      12,000,000
                                                                                  --------------
                                                                                     225,213,237
                                                                                  --------------
TOTAL INVESTMENTS -- 99.9%
  (amortized cost $1,192,361,962; (b))..........................................   1,192,361,962
                                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...................................         633,153
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $1,192,995,115
                                                                                  --------------
                                                                                  --------------

The following abbreviations are used in portfolio descriptions:
  AG    Aktiengesellschaft (German Stock Company)
  PLC   Public Limited Company (British Corporation)

(a) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 1999.

(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

     The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 1999 was as follows:

Commercial Banks                                         35.5%
Asset Backed Securities                                  14.9%
Motor Vehicle Parts                                      11.3%
Personal Credit                                           8.4%
Short-Term Business Credit                                7.1%
Bank Holding Company U.S.                                 3.0%
Security Brokers & Dealers                                3.0%
Life Insurance                                            2.4%
Telecommunications                                        1.8%
Fire, Marine, & Casualty Insurance                        1.6%
Natural Gas Exploration                                   1.6%
Computer Rental & Leasing                                 1.4%
Mortgage Bankers                                          1.4%
Construction                                              1.3%
Photographic Equipment                                    0.8%
Petroleum Refining                                        0.7%
Electrical Services                                       0.6%
Accidental/Health Insurance                               0.3%
Grain Mills Products                                      0.3%
                                                    ---------
                                                         97.4%
Other assets in excess of liabilities                     2.6%
                                                    ---------
                                                        100.0%
                                                    ---------
                                                    ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           DIVERSIFIED BOND PORTFOLIO
JUNE 30, 1999 (UNAUDITED)


LONG-TERM INVESTMENTS -- 94.5%                                                                PRINCIPAL
                                                      MOODY'S     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS -- 93.9%                               RATING      RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
AEROSPACE -- 1.8%
  Boeing Co.......................................      Aa3        8.75%       08/15/21       $   6,250  $    7,258,562
  Raytheon Co.....................................      Baa1       5.95%       03/15/01           6,500       6,478,485
  Raytheon Co.....................................      Baa1       6.45%       08/15/02           5,000       5,010,950
  Raytheon Co.....................................      Baa1       6.50%       07/15/05           4,200       4,150,986
                                                                                                         --------------
                                                                                                             22,898,983
                                                                                                         --------------
AIRLINES -- 2.6%
  Continental Airlines, Inc.......................      Ba2        8.00%       12/15/05           6,910       6,595,871
  Continental Airlines, Inc.......................      Aa3        7.46%       04/01/15           5,228       5,298,060
  Delta Air Lines, Inc............................      Ba1       9.875%       05/15/00           6,000       6,170,400
  United Airlines, Inc............................      Baa3      10.67%       05/01/04           7,000       7,905,730
  United Airlines, Inc............................      Baa3      11.21%       05/01/14           5,000       6,400,300
                                                                                                         --------------
                                                                                                             32,370,361
                                                                                                         --------------
ASSET-BACKED SECURITIES -- 1.5%
  Advanta Mortgage Loan Trust, Series 1994-3......      Aaa        8.49%       01/25/26           8,500       8,657,686
  California Infrastructure PG&E, Series 1997-1...       NR        6.32%       09/25/05           4,000       3,986,250
  Chase Manhattan Credit Master Trust, Series
    1996-3........................................      Aaa        7.04%       02/15/05           6,000       6,080,580
                                                                                                         --------------
                                                                                                             18,724,516
                                                                                                         --------------
AUTO-CARS & TRUCKS -- 2.9%
  Ford Motor Co...................................       A1       6.375%       02/01/29          10,000       8,680,900
  Lear Corp.......................................      Ba1        7.96%       05/15/05          10,000       9,675,000
  Navistar International Corp.....................      Ba1        7.00%       02/01/03           3,500       3,412,500
  Navistar International Corp.....................      Ba3        8.00%       02/01/08           4,500       4,410,000
  TRW, Inc........................................      Baa1       6.45%       06/15/01           9,200       9,208,625
                                                                                                         --------------
                                                                                                             35,387,025
                                                                                                         --------------
BANKS AND SAVINGS & LOANS -- 4.6%
  Banco de Commercio Exterior de Columbia, SA,
    M.T.N., (Colombia)............................       NR       8.625%       06/02/00           2,000       1,977,500
  Banco Ganadero, SA, M.T.N., (Colombia)..........       NR        9.75%       08/26/99           4,100       4,099,319
  Bayerische Landesbank Girozentrale, (Germany)...      Aaa       5.875%       12/01/08          10,000       9,279,100
  Capital One Bank................................      Baa3       7.08%       10/30/01           5,000       5,043,950
  Citigroup.......................................       NR        6.10%       05/15/08          12,500      12,238,750
  Deutsche Bank...................................       A1       7.872%       12/29/49           2,400       2,323,488
  HSBC Holding PLC................................       A2        7.50%       07/15/09           5,700       5,758,881
  International Bank for Reconstruction &
    Development, (Supranational)..................      Aaa       12.375%      10/15/02             750         894,007
  Kansallis-Osake Pankki, (Finland)...............      Baa1       8.65%       01/01/49           5,000       5,011,500
  Kansallis-Osake Pankki, (Finland)...............      Baa1      10.00%       05/01/02           5,000       5,418,600
  National Australia Bank, (Australia)............       A1        6.40%       12/10/07           3,700       3,676,764
                                                                                                         --------------
                                                                                                             55,721,859
                                                                                                         --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.7%
  British Sky Broadcasting, Inc...................      Baa2      6.875%       02/23/09           7,800       7,116,018
  Cable & Wire Communications PLC (United
    Kingdom)......................................      Baa1       6.75%       12/01/08           1,650       1,588,306
  CSC Holdings, Inc...............................      Ba2        7.25%       07/15/08           3,400       3,239,180
  CSC Holdings, Inc...............................      Ba2       7.875%       12/15/07           2,800       2,779,392
  Rogers Cablesystems, Inc., (Canada).............      Ba3       10.00%       03/15/05           4,000       4,280,000
  Tele-Communications, Inc........................      Ba1        6.34%       02/01/02           3,500       3,510,115
  Tele-Communications, Inc........................      Ba1       6.375%       09/15/99           2,750       2,755,912
  Tele-Communications, Inc........................      Baa3      10.125%      04/15/22           6,300       8,204,553
                                                                                                         --------------
                                                                                                             33,473,476
                                                                                                         --------------
CHEMICALS -- 1.2%
  ICI Wilmington Inc..............................      Baa1       9.50%       11/15/00           3,500       3,644,865
  Lyondell Chemical Co............................      Ba3       9.625%       05/01/07           2,800       2,863,000
  Rohm & Haas Co..................................       A3        7.85%       07/15/29           3,900       3,897,153
  Rohm & Haas Co..................................       A3        6.95%       07/15/04           4,700       4,694,308
                                                                                                         --------------
                                                                                                             15,099,326
                                                                                                         --------------
COMPUTERS -- 0.2%
  International Business Machine Corp.............       A1       5.625%       04/12/04           3,000       2,883,000
                                                                                                         --------------
DIVERSIFIED CONSUMER PRODUCT -- 0.4%
  Owens-Illinois, Inc.............................      Ba1        7.50%       05/15/10           5,000       4,755,650
                                                                                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                              PRINCIPAL
                                                      MOODY'S     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING      RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
DIVERSIFIED OPERATIONS -- 2.3%
  Cox Enterprises, Inc............................      Baa1      6.625%       06/14/02       $   3,200  $    3,197,856
  Hanson Overseas B.V.............................       A3       7.375%       01/15/03           2,600       2,642,692
  Seagram (J.) & Sons.............................      Baa3       5.79%       04/15/01          11,500      11,351,650
  Tyco International Ltd..........................      Baa1      6.875%       01/15/29           2,200       2,022,878
  Xerox Cap Europe PLC............................       A2        5.75%       05/15/02          10,000       9,835,000
                                                                                                         --------------
                                                                                                             29,050,076
                                                                                                         --------------
DRUGS & MEDICAL SUPPLIES -- 0.3%
  Mallinckrodt, Inc...............................      Baa2       6.30%       03/15/11           3,500       3,438,750
                                                                                                         --------------
FINANCIAL SERVICES -- 11.3%
  Advanta Corp., M.T.N............................      Ba2        7.25%       08/16/99          10,000      10,003,081
  Aristar, Inc....................................      Baa1       7.50%       07/01/99           2,000       1,999,992
  Arkwright Corp..................................      Baa3      9.625%       08/15/26           5,000       5,376,250
  Calair Capital Corp.............................      Ba2       8.125%       04/01/08           3,000       2,793,750
  Capital One Financial Corp......................      Ba1        7.25%       05/01/06           4,200       4,068,750
  Chrysler Financial Corp.........................       A1        5.25%       10/22/01          10,400      10,166,624
  Comdisco Inc....................................      Baa1       6.32%       11/27/00          10,000      10,009,300
  Conseco, Inc....................................      Ba2        8.70%       11/15/26             120         107,536
  Conseco, Inc....................................      Ba2        8.77%       04/01/27           4,950       4,479,255
  Conseco, Inc....................................      Ba1        7.60%       06/21/01           1,500       1,504,215
  Dresdner Funding Trust..........................      Aa2        8.15%       06/30/31          13,100      12,616,872
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa3       8.75%       12/15/99           3,000       3,033,000
  FMR Corp........................................      Aa3        7.57%       06/15/29             335         333,794
  Ford Motor Credit Co............................       A1        5.75%       01/25/01           4,000       3,972,240
  General Motors Acceptance Corp..................       A2        5.75%       11/10/03          10,000       9,675,400
  General Motors Acceptance Corp..................      Baa1       8.40%       10/15/99           3,700       3,728,564
  Heller Financial, Inc...........................       A3        6.00%       03/19/04           2,900       2,807,229
  International Lease Finance Corp................       A1        5.90%       03/12/03          16,000      15,632,960
  Marsh & Mclennan Cos., Inc......................       A2       6.625%       06/15/04           3,420       3,424,685
  MBNA Corp.......................................      Aaa        5.90%       08/15/11          17,900      16,881,427
  Nationwide CSN Trust............................      Aa3       9.875%       02/15/25           5,000       5,442,187
  Reliastar Financial Corp........................       A3       6.625%       09/15/03           5,000       4,946,000
  The CIT Group, Inc..............................      Aa3        5.50%       10/15/01           8,045       7,924,325
                                                                                                         --------------
                                                                                                            140,927,436
                                                                                                         --------------
FOOD & BEVERAGE -- 0.5%
  Archer-Daniels Midland Co.......................      Aa3       6.625%       05/01/29           4,700       4,302,333
  Coca-Cola Bottling Co...........................      Baa2      6.375%       05/01/09           2,200       2,065,030
                                                                                                         --------------
                                                                                                              6,367,363
                                                                                                         --------------
FOREST PRODUCTS -- 1.6%
  Fort James Corp.................................      Baa3      6.234%       03/15/01           5,000       4,954,750
  Scotia Pacific Co...............................       NR        7.71%       01/20/14          12,200       8,845,000
  Westvaco Corp...................................       A1        9.75%       06/15/20           5,000       6,277,100
                                                                                                         --------------
                                                                                                             20,076,850
                                                                                                         --------------
HOUSING RELATED -- 0.4%
  Owens Corning...................................      Baa3       7.50%       05/01/05           5,000       4,942,188
                                                                                                         --------------
INDUSTRIAL -- 0.5%
  Burlington Industries, Inc......................      Baa3       7.25%       09/15/05           4,750       4,251,250
  Compania Sud Americana de Vapores, SA,
    (Chile).......................................      BBB       7.375%       12/08/03           2,000       1,898,840
                                                                                                         --------------
                                                                                                              6,150,090
                                                                                                         --------------
INVESTMENT BANKERS -- 5.6%
  Goldman Sachs Group, Inc........................       A1        5.56%       01/11/01           4,750       4,714,375
  Lehman Brothers Holdings, Inc...................      Baa1      6.625%   04/01/04-02/05/06     17,830      17,366,899
  Merrill Lynch, Pierce, Fenner & Smith, Inc......      Aa3       5.339%       06/24/03          15,000      14,906,250
  Morgan Stanley, Dean Witter Discover & Co.,
    M.T.N.........................................       A1        6.09%       03/09/11           6,500       6,474,260
  Morgan Stanley, Dean Witter Discover & Co.,
    M.T.N.........................................      Aa3       5.625%       04/12/02           5,450       5,324,759
  Salomon, Inc....................................      Baa1       6.25%       10/01/99           8,000       8,014,000
  Salomon, Inc....................................       NR        6.65%       07/15/01           7,000       7,055,440

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                              PRINCIPAL
                                                      MOODY'S     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING      RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
INVESTMENT BANKERS (CONT'D.)
  Salomon, Inc., M.T.N............................      Baa1       6.59%       02/21/01       $   3,500  $    3,522,435
  Salomon, Inc....................................      Baa1       7.25%       05/01/01           2,250       2,290,500
                                                                                                         --------------
                                                                                                             69,668,918
                                                                                                         --------------
LEISURE & TOURISM -- 1.9%
  Royal Caribbean Cruises Ltd.....................      Baa3       7.00%       10/15/07           8,000       7,743,120
  Royal Caribbean Cruises Ltd.....................      Baa3       7.25%       08/15/06           5,000       4,939,800
  ITT Corp........................................      Baa2       6.25%       11/15/00           4,250       4,155,778
  ITT Corp........................................      Baa2       6.75%       11/15/03           7,000       6,565,160
                                                                                                         --------------
                                                                                                             23,403,858
                                                                                                         --------------
MEDIA -- 3.9%
  Liberty Media Group.............................      Baa3      7.875%       07/15/09           1,600       1,590,464
  Liberty Media Group.............................      Baa3       8.50%       07/15/29           2,800       2,792,356
  News America Holding, Inc.......................      Baa3      6.703%       05/21/34          22,000      21,600,700
  Paramount Communications, Inc...................      Ba2        7.50%       01/15/02           5,000       5,109,650
  Turner Broadcasting System, Inc.................      Ba1        7.40%       02/01/04          13,500      13,893,795
  United News & Media PLC.........................      Baa2       7.25%       07/01/04           3,000       2,972,700
                                                                                                         --------------
                                                                                                             47,959,665
                                                                                                         --------------
OIL & GAS -- 0.7%
  Atlantic Richfield Co...........................       A2        5.55%       04/15/03           3,700       3,620,080
  B.J. Services Co................................      Ba1        7.00%       02/01/06           5,000       4,920,100
                                                                                                         --------------
                                                                                                              8,540,180
                                                                                                         --------------
OIL & GAS SERVICES -- 1.2%
  K N Energy, Inc.................................      Baa2       6.30%       03/01/21          15,000      14,948,400
                                                                                                         --------------
RAILROADS -- 1.2%
  Burlington Northern Santa Fe Corp...............      Baa2       6.05%       03/15/01           8,000       7,977,600
  Norfolk Southern Corp...........................      Baa1      6.875%       05/01/01           7,000       7,069,020
                                                                                                         --------------
                                                                                                             15,046,620
                                                                                                         --------------
REAL ESTATE INVESTMENT TRUST -- 2.6%
  Camden Property Trust...........................      Baa2       7.23%       10/30/00           5,000       5,005,500
  Equity Residential..............................       A3        6.15%       09/15/00          15,000      14,902,500
  ERP Operating, L.P..............................       A3        6.63%       04/13/05           3,900       3,762,954
  ERP Operating L.P...............................       A3        7.10%       06/23/04           1,500       1,501,065
  Felcor Suite Hotels, Inc........................      Ba1       7.625%       10/01/07           7,900       7,149,500
                                                                                                         --------------
                                                                                                             32,321,519
                                                                                                         --------------
RETAIL -- 4.1%
  Dayton-Hudson Corp..............................       A3        6.40%       02/15/03           8,250       8,211,638
  Federated Department Stores, Inc................      Ba1       8.125%       10/15/02           5,250       5,491,290
  Federated Department Stores, Inc................      Ba1        8.50%       06/15/03          10,200      10,798,638
  Kmart Corp......................................      Ba2        9.78%       01/05/20           3,850       3,946,250
  Kroger Co., (The)...............................      Baa3       6.34%       06/01/01           6,500       6,445,156
  Kroger Co., (The)...............................      Baa3       7.25%       06/01/09           3,800       3,783,375
  Kroger Co., (The)...............................      Baa3       7.70%       06/01/29           2,200       2,178,000
  Kroger Co., (The)...............................      Baa3      6.375%       03/01/08           6,600       6,148,560
  Rite Aid Corp...................................       A3        6.70%       12/15/01           4,000       3,986,840
                                                                                                         --------------
                                                                                                             50,989,747
                                                                                                         --------------
TELECOMMUNICATIONS -- 6.5%
  Electric Lightwave, Inc.........................       A2        6.05%       05/15/04           3,300       3,190,572
  GTE Corp........................................      Baa1      9.375%       12/01/00           6,250       6,532,250
  LCI International, Inc..........................      Ba1        7.25%       06/15/07          10,125       9,941,839
  Lucent Technologies, Inc........................       A2        6.45%       03/15/29          10,500       9,498,405
  Qwest Communications International Inc..........      Ba1        7.50%       11/01/08           4,000       3,880,000
  Sprint Corp.....................................      Baa1       5.70%       11/15/03          17,000      16,292,290
  Sprint Corp.....................................      Baa1      6.875%       11/15/28           2,500       2,266,550
  Telecom De Puerto Rico..........................      Baa2       6.65%       05/15/06           6,800       6,603,276
  Telecom De Puerto Rico..........................      Baa2       6.80%       05/15/09           5,700       5,475,591

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                              PRINCIPAL
                                                      MOODY'S     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING      RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
TELECOMMUNICATIONS (CONT'D.)
  Worldcom Inc....................................      Baa2      6.125%       08/15/01       $   8,300  $    8,273,772
  Worldcom Inc....................................      Baa2       6.95%       08/15/28           9,900       9,384,705
                                                                                                         --------------
                                                                                                             81,339,250
                                                                                                         --------------
UTILITIES -- 8.9%
  AES Corp........................................      Ba1        9.50%       06/01/09           2,800       2,877,000
  Arkla, Inc., M.T.N..............................      Ba2        9.32%       12/18/00           2,000       2,077,560
  Calenergy Co., Inc..............................      Ba1        6.96%       09/15/03           8,000       7,930,400
  Calenergy Co., Inc..............................      Ba1        7.23%       09/15/05           5,000       4,964,900
  CMS Energy Corp.................................      Ba3        6.75%       01/15/04           6,500       6,110,000
  CMS Energy Corp.................................      Ba3        8.00%       07/01/01           4,500       4,488,750
  Cogentrix Energy, Inc...........................      Ba1        8.75%       10/15/08          10,000       9,850,000
  Commonwealth Edison Co..........................      Baa3      7.625%       01/15/07           7,525       7,754,437
  Connecticut Light & Power Company...............      Ba2        7.75%       06/01/02           5,685       5,818,256
  Edison Mission Energy...........................       A3        7.73%       06/15/09           3,200       3,233,152
  El Paso Electric Company........................      Ba2        7.75%       05/01/01           5,850       5,934,533
  El Paso Electric Company........................      Ba3        9.40%       05/01/11           4,000       4,429,720
  Illinois Power Co...............................      Aaa        5.38%       06/25/07          15,000      14,273,400
  Niagara Mohawk Power............................      Ba3       6.875%       04/01/03           4,000       4,045,040
  Niagara Mohawk Power............................      Ba2       7.375%       08/01/03           8,000       8,195,760
  Niagara Mohawk Power............................      Baa2       8.00%       06/01/04           5,000       5,209,000
  Pennsylvania Electric Co........................       A2        5.75%       04/01/04           2,200       2,133,032
  Pennsylvania Power & Light Co...................       A2       9.375%       07/01/21           1,150       1,256,237
  Texas Utilities.................................      Baa3       5.94%       10/15/01          10,000       9,896,100
                                                                                                         --------------
                                                                                                            110,477,277
                                                                                                         --------------
WASTE MANAGEMENT -- 0.6%
  USA Waste Service...............................      Baa3      6.125%       07/15/01           7,000       6,958,070
                                                                                                         --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 15.8%
  Federal Farm Credit Bank........................                 8.65%       10/01/99             150         151,149
  Resolution Funding Corp.........................                 Zero        10/15/15          17,100       5,966,190
  Resolution Funding Corp.........................                8.125%       10/15/19             700         830,158
  Resolution Funding Corp.........................                8.625%       01/15/21             200         248,188
  Small Business Administration Participation
    Certicates....................................                 6.00%       09/01/18          14,745      14,652,581
  United States Treasury Bond.....................                 5.25%       11/15/28          58,555      51,903,738
  United States Treasury Bond (b).................                 7.25%       08/15/22          21,000      23,513,490
  United States Treasury Bond.....................                 7.50%       11/15/24           2,550       2,964,375
  United States Treasury Bond.....................                8.125%       08/15/21          36,700      44,745,374
  United States Treasury Note.....................                 4.75%       11/15/08          11,200      10,284,736
  United States Treasury Note.....................                 5.25%       05/15/04           1,280       1,257,805
  United States Treasury Note.....................                 5.50%       05/15/09          35,145      34,332,096
  United States Treasury Note.....................                 Zero        05/15/20          22,000       5,883,240
                                                                                                         --------------
                                                                                                            196,733,120
                                                                                                         --------------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 0.4%
  Federal National Mortgage Association...........                 9.00%   10/01/16-09/01/21        296         310,957
  Government National Mortgage Association........                 7.50%   10/15/25-01/15/26      4,729       4,779,239
                                                                                                         --------------
                                                                                                              5,090,196
                                                                                                         --------------
U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 1.3%
  Federal National Mortgage Association...........                 6.50%       07/01/29          15,000      14,470,350
  Government National Mortgage Association........                 7.50%   05/20/02-02/15/26      1,160       1,171,797
                                                                                                         --------------
                                                                                                             15,642,147
                                                                                                         --------------
FOREIGN GOVERNMENT BONDS -- 4.4%
  Quebec Province, (Canada).......................       A1        7.50%       07/15/23           8,400       8,539,944
  Republic Of Columbia, (Columbia)................      Baa3       9.75%       04/23/09           2,700       2,227,500
  Republic of Mexico, (Mexico)....................      Ba2        5.87%       12/31/19           5,900       4,970,750
  Republic of Mexico, (Mexico)....................      Ba2       5.875%       12/31/19           4,200       3,538,500
  Republic of Mexico, (Mexico)....................      Ba2       5.875%       12/31/19           2,100       1,769,250
  Republic of Panama, (Panama)....................       NR       7.875%       02/13/02           8,000       7,810,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                              PRINCIPAL
                                                      MOODY'S     INTEREST     MATURITY        AMOUNT        VALUE
                                                       RATING      RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
FOREIGN GOVERNMENT BONDS (CONT'D.)
  Republic of Panama, (Panama)....................      Ba1        4.00%       07/17/14       $   6,600  $    4,958,250
  Republic Of Philippines, (Philippines)..........      Ba1       8.875%       04/15/08           3,200       3,113,728
  Republic of Poland, (Poland)....................      Baa3       4.00%       10/27/24           7,500       4,837,500
  United Mexican States, (Mexico).................       NR       10.375%      02/17/09          13,300      13,339,900
                                                                                                         --------------
                                                                                                             55,105,322
                                                                                                         --------------
TOTAL LONG-TERM BONDS
  (cost $1,194,221,808)................................................................................   1,166,491,238
                                                                                                         --------------

                                                                                             SHARES
                                                                                          -------------
PREFERRED STOCK -- 0.6%
  Centaur Funding (cost $7,664,135).....................................................         52,000       8,097,544
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,201,885,943)................................................................................   1,174,588,782
                                                                                                         --------------

                                                                                              UNITS
                                                                                          -------------
SHORT-TERM INVESTMENTS -- 5.6%
WARRANT (a)
  Mexico VRR Debenture..................................................................     18,766,000               2
                                                                                                         --------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                                (000)
                                                                                              ---------
REPURCHASE AGREEMENT -- 5.6%
  Joint Repurchase Agreement Account (Note 5)..............     4.775%         07/01/99       $  70,011      70,011,000
                                                                                                         --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $70,011,000)...................................................................................      70,011,002
                                                                                                         --------------
TOTAL INVESTMENTS -- 100.1%
  (cost $1,271,896,943; Note 6)........................................................................   1,244,599,784
VARIATION MARGIN ON OPEN FUTURES CONTRACTS -- (c)......................................................         (74,531)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                              (1,891,723)
                                                                                                         --------------
NET ASSETS -- 100.0%...................................................................................  $1,242,633,530
                                                                                                         --------------
                                                                                                         --------------

The following abbreviations are used in portfolio descriptions:
  L.P.      Limited Partnership
  M.T.N.    Medium Term Note
  PLC       Public Limited Company (British Corporation)
  SA        Sociedad Anomima (Spanish Corporation) or Societe Anonyme
            (French Corp.)
  NR        Note Rated by Moody's or Standards & Poors

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c)  Open futures contracts as of June 30, 1999 are as follows:

NUMBER OF                   EXPIRATION  VALUE AT       VALUE AT
CONTRACTS       TYPE          DATE     TRADE DATE   JUNE 30, 1999    DEPRECIATION
Long Position:
           U.S. Treasury
   210     Bond              Sep 99    $24,862,031   $24,340,312      $(521,719)
Short Position:
           U.S. Treasury
   285     Notes             Sep 99    31,397,266     31,688,437       (291,171)
                                                                     -----------
                                                                      $(812,890)
                                                                     -----------
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          GOVERNMENT INCOME PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

                                                                                PRINCIPAL
                                                    INTEREST     MATURITY        AMOUNT          VALUE
LONG-TERM INVESTMENTS -- 96.0%                       RATE          DATE           (000)         (NOTE 2)
                                                    ------   -----------------  ---------    --------------
ASSET-BACKED SECURITIES -- 2.6%
  Team Fleet Financing Corp.......................  7.350%       05/15/03       $  10,000    $   10,042,188
                                                                                             --------------
COLLATERALIZED MORTGAGE OBLIGATION -- 1.4%
  Westpac Securitisation Trust, Ser. 1998-1G
    (Australia)...................................  5.140%       07/19/29           5,504(a)      5,487,809
                                                                                             --------------
CORPORATE -- 2.1%
  Merck & Co., Inc................................  5.760%       05/03/37           8,000         8,040,000
                                                                                             --------------
MORTGAGE PASS-THROUGHS -- 28.9%
  Federal Home Loan Mortgage Association..........  5.875%       04/23/04           6,500         6,361,875
  Federal Home Loan Mortgage Corp.................  5.750%       10/15/07          15,000        14,896,875
  Federal Home Loan Mortgage Corp.................  7.360%       06/05/07          15,000        15,229,650
  Federal National Mortgage Association...........  5.125%       02/13/04           8,300         7,957,625
  Federal National Mortgage Association...........  7.000%       07/01/29          19,000        18,744,640
  Federal National Mortgage Association...........  7.500%   02/01/02-08/01/29     24,001        24,319,035
  Federal National Mortgage Association...........  8.000%   03/01/22-03/01/25        816           838,652
  Federal National Mortgage Association...........  9.000%   02/01/25-04/01/25      4,374         4,617,443
  Government National Mortgage Association........  7.500%   12/15/25-02/15/26     12,132        12,264,062
  Government National Mortgage Association........  8.000%   09/15/23-02/15/24      5,489         5,655,157
                                                                                             --------------
                                                                                                110,885,014
                                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 61.0%
  Federal Farm Credit Bank........................  5.900%       01/10/05           5,000         4,896,100
  Federal Home Loan Mortgage Association..........   Zero        02/15/06          15,364        10,181,108
  Federal Home Loan Mortgage Association..........   Zero        06/01/17          40,000        12,331,200
  Federal National Mortgage Association...........  6.060%       05/21/03          30,000        29,601,600
  Israel AID......................................   Zero        08/15/09          20,000        11,006,250
  Resolution Funding Corp.........................  8.125%       10/15/19           4,200         4,980,948
  Small Business Administration Participation
    Certicates....................................  6.000%       09/01/18           7,864         7,814,710
  Small Business Administration Participation
    Certificates..................................  6.850%       07/01/17           4,702         4,602,371
  Small Business Administration Participation
    Certificates..................................  7.150%       01/01/17          17,407        17,458,763
  Small Business Administration Participation
    Certificates..................................  7.200%       10/01/16          17,995        18,085,240
  United States Treasury Bonds....................  7.250%       08/15/22           4,000         4,478,760
  United States Treasury Bonds....................  8.125%       08/15/19          50,000        60,390,500
  United States Treasury Bonds....................  11.750%      02/15/10          16,450        20,837,544
  United States Treasury Notes....................  7.875%       11/15/04           3,000         3,281,250
  United States Treasury Notes....................  10.000%      05/15/10          20,600        24,539,750
                                                                                             --------------
                                                                                                234,486,094
                                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $374,521,151)....................................................................       368,941,105
                                                                                             --------------
SHORT-TERM INVESTMENTS -- 10.6%

COMMERCIAL PAPER -- 3.9%
  Blue Ridge Asset Funding........................  5.050%       07/14/99           3,800       3,793,070
  Dover Corp......................................  5.020%       07/14/99           3,800       3,793,112
  Thunder Bay Funding, Inc........................  5.050%       07/14/99           3,800       3,793,070
  Triple-A One Funding Corp.......................  5.050%       07/06/99           2,227       2,225,438
  Triple-A One Funding Corp.......................  5.050%       07/12/99           1,221       1,219,116
                                                                                           --------------
                                                                                               14,823,806
                                                                                           --------------
REPURCHASE AGREEMENT -- 4.1%
  Joint Repurchase Agreement Account (Note 5).....  4.775%       07/01/99          15,824      15,824,000
                                                                                           --------------
U. S. GOVERNMENT SECURITIES -- 2.6%
  United States Treasury Notes....................  7.750%       12/31/99          10,000      10,128,100
                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $40,656,915).....................................................................      40,775,906
                                                                                           --------------
TOTAL INVESTMENTS -- 106.6%
  (cost $415,178,066; Note 6)............................................................     409,717,011
                                                                                           --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS...............................................         (33,125)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.6%)..........................................     (25,544,442)
                                                                                           --------------
NET ASSETS -- 100.0%.....................................................................  $  384,139,444
                                                                                           --------------
                                                                                           --------------

The following abbreviation is used in portfolio descriptions:
  AID   Agency for International Development

(a)  US$ Denominated Foreign Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        CONSERVATIVE BALANCED PORTFOLIO
June 30, 1999 (UNAUDITED)

LONG-TERM INVESTMENTS -- 92.4%                                    PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS -- 52.9%                               RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
AEROSPACE -- 0.8%
  Lockheed Martin Corp.,
    6.85%, 05/15/01...............................       A3       $   1,900  $    1,919,741
  Raytheon Co.,
    5.95%, 03/15/01...............................      Baa1         34,900      34,784,481
                                                                             --------------
                                                                                 36,704,222
                                                                             --------------
AIRLINES -- 2.9%
  Continental Airlines, Inc.,
    7.461%, 04/01/15..............................      Aa3          11,691      11,848,390
    8.00%, 12/15/05...............................      Ba2           4,270       4,075,886
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         14,000      16,608,480
    10.375%, 02/01/11.............................      Ba1          22,905      27,689,396
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         46,865      52,928,862
    11.21%, 05/01/14..............................      Baa3         18,433      23,595,346
                                                                             --------------
                                                                                136,746,360
                                                                             --------------
ASSET-BACKED SECURITIES -- 3.9%
  California Infrastructure SCE-1, Ser. 1997-1,
    6.14%, 03/25/02...............................      Aaa           3,356       3,361,061
    6.17%, 03/25/03...............................      Aaa           6,000       6,011,220
    6.28%, 09/25/05...............................      Aaa           7,000       6,964,720
  Chase Manhattan Credit Master Trust, Ser.
    1996-3,
    7.04%, 02/15/05...............................      Aaa          15,000      15,201,450
  Citibank Credit Card Master Trust I, (c)
    6.10%, 05/15/08...............................      Aaa          56,500      55,319,150
  MBNA Master Card Trust, Ser. 1999-B,
    5.90%, 08/15/11...............................      Aaa          41,400      39,044,193
  Peco Energy Transition Trust, Ser. 1999-A,
    5.63%, 03/01/05...............................      Aaa          28,000      27,445,320
    5.80%, 03/01/07...............................      Aaa          14,500      13,963,065
  Standard Credit Card Master Trust, Ser. 1993-2,
    5.95%, 10/07/04...............................      Aaa           4,650       4,555,512
  Team Fleet Financing Corp., Ser. 1997-1,
    7.35%, 05/15/03...............................      Aa2          11,000      11,046,406
                                                                             --------------
                                                                                182,912,097
                                                                             --------------
AUTO-CARS & TRUCKS -- 1.7%
  Ford Motor Co.,
    6.375%, 02/01/29..............................       A1          16,000      13,889,440
  Lear Corp.,
    7.96%, 05/15/05...............................      Ba1          15,000      14,512,500
  TRW, Inc.,
    6.45%, 06/15/01...............................      Baa1         50,300      50,347,156
                                                                             --------------
                                                                                 78,749,096
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 3.4%
  Bank of Nova Scotia, (Canada),
    6.50%, 07/15/07...............................       A1           7,200       7,150,500

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Bayerische Landesbank Girozentrale, (Germany),
    (c)
    5.875%, 12/01/08..............................      Aaa       $  22,000  $   20,414,020
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,130,750
    7.08%, 10/30/01...............................      Baa3         19,000      19,167,010
  Deutsche Bank,
    7.872%, 12/29/49..............................       A1           3,300       3,194,796
  HSBC Holding PLC,
    7.50%, 07/15/09...............................       A2          12,100      12,224,993
  Kansallis-Osake-Pankki, (Finland),
    8.65%, 01/01/49...............................      Baa1         10,000      10,023,000
  Key Bank,
    5.80%, 04/01/04...............................      Aa3          30,000      29,025,600
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      13,912,080
  Okobank, (Finland),
    6.561%, 09/27/49..............................       A3           6,250       6,231,250
    7.325%, 10/29/49..............................       NR           9,000       9,000,000
    7.70%, 10/29/49...............................       NR           3,500       3,500,000
                                                                             --------------
                                                                                158,973,999
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.6%
  British Sky Broadcasting, Inc.,
    6.875%, 02/23/09..............................      Baa2         17,200      15,691,732
  Cable & Wire Communications PLC, (United
    Kingdom),
    6.75%, 12/01/08...............................      Baa1          4,200       4,042,962
  CSC Holdings, Inc.,
    7.25%, 07/15/08...............................      Ba2           7,600       7,240,520
    7.875%, 12/15/07..............................      Ba2           6,200       6,154,368
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1          12,000      12,034,680
    8.25%, 01/15/03...............................      Baa3          2,000       2,118,920
    9.25%, 04/15/02...............................      Baa3          9,500      10,221,810
    9.875%, 06/15/22..............................      Baa3         12,900      16,454,853
                                                                             --------------
                                                                                 73,959,845
                                                                             --------------
CHEMICALS -- 0.6%
  ICI Wilmington Inc.,
    9.50%, 11/15/00...............................      Baa1          8,000       8,331,120
  Lyondell Chemical Co.,
    9.625%, 05/01/07..............................      Ba3           6,200       6,339,500
  Rohm & Haas Co.,
    6.95%, 07/15/04...............................       A3           4,000       3,999,040
    6.95%, 07/15/04...............................       A3           6,100       6,088,593
    7.85%, 07/15/29...............................       A3           5,200       5,196,204
                                                                             --------------
                                                                                 29,954,457
                                                                             --------------
COMPUTERS -- 0.1%
  International Business Machine Corp.,
    5.625%, 04/12/04..............................       A1           6,000       5,766,000
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        CONSERVATIVE BALANCED PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CONSULTING -- 1.1%
  Comdisco, Inc., M.T.N.,
    6.00%, 01/30/02...............................      Baa1      $  30,000  $   29,579,400
    6.375%, 11/30/01..............................      Baa1         21,500      21,443,025
                                                                             --------------
                                                                                 51,022,425
                                                                             --------------
CONTAINERS -- 0.6%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          26,000      24,995,880
    7.50%, 05/15/10...............................      Ba1             800         760,904
                                                                             --------------
                                                                                 25,756,784
                                                                             --------------
DIVERSIFIED OPERATIONS -- 1.1%
  Cox Enterprises, Inc., (c)
    6.625%, 06/14/02..............................      Baa1          7,200       7,195,176
  Seagram (J.) & Sons,
    5.79%, 04/15/01...............................      Baa3         22,800      22,505,880
  Tyco International Group, SA,
    6.125%, 06/15/01..............................      Baa1         17,725      17,631,235
    6.875%, 01/15/29..............................      Baa1          3,000       2,758,470
                                                                             --------------
                                                                                 50,090,761
                                                                             --------------
DRUGS & MEDICAL SUPPLIES -- 0.4%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11 (a)...........................      Baa2         16,780      16,486,350
                                                                             --------------
FINANCIAL SERVICES -- 11.4%
  Advanta Corp., M.T.N.,
    7.50%, 08/28/00...............................      Ba2          35,000      34,438,250
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       8,602,000
  BCH Financial Services,
    5.496%, 04/28/05..............................       A3          10,000       9,982,100
  Bear Stearns & Co.,
    6.50%, 07/05/00...............................       A2          20,000      20,045,000
  Capital One Financial Corp.,
    7.25%, 05/01/06...............................      Ba1           9,300       9,009,375
  CIT Group Inc.,
    5.80%, 03/26/02...............................      Aa3          16,000      15,754,720
  CoMed Transitional Funding Trust,
    5.44%, 03/25/07...............................      Aaa          24,820      23,718,488
  Conseco, Inc.,
    7.60%, 06/21/01...............................      Ba1           7,000       7,019,670
    8.70%, 11/15/26...............................      Ba2           2,422       2,170,427
    8.796%, 04/01/27..............................      Ba2           4,170       3,773,433
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,423,392
  Dresdner Funding Trust,
    8.15%, 06/30/31...............................      Aa2          18,200      17,528,784
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3          9,000       8,953,200
    6.95%, 03/01/04...............................      Baa2         17,500      17,253,250
    7.50%, 06/15/03...............................      Baa3          5,000       5,021,500
  Finova Capital Corp.,
    6.125%, 03/15/04..............................      Baa1         21,000      20,501,250
  First Industrial, L.P.,
    6.50%, 04/05/11...............................      Baa2          9,000       8,826,210
                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FINANCIAL SERVICES (CONT'D.)
  FMR Corp.,
    7.57%, 06/15/29...............................      Aa3       $     450  $      448,380
  General Motors Acceptance Corp.,
    5.95%, 03/14/03...............................       A2          47,000      45,895,030
  Goldman Sachs Group, L.P.,
    5.56%, 01/11/01...............................       A1           6,800       6,749,000
    7.80%, 07/15/02...............................       A1          15,985      16,528,330
  Heller Financial, Inc., (c)
    6.00%, 03/19/04...............................       A3           6,900       6,679,269
  International Lease Finance Corp.,
    5.90%, 03/12/03...............................       A1          37,500      36,639,750
  Lehman Brothers Holdings, Inc.,
    6.625%, 04/01/04..............................      Baa1         26,890      26,194,625
    6.625%, 02/05/06..............................      Baa1         10,645      10,365,037
  Marsh & McLennan Cos., Inc., (c)
    6.625%, 06/15/04..............................       A2           6,830       6,839,357
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,094,075
  Morgan Stanley Dean Witter & Co., M.T.N.,
    6.09%, 03/09/11...............................       A1          59,915      59,677,737
    6.875%, 03/01/03..............................      Aa3           3,000       3,040,500
  PaineWebber Group, Inc.,
    7.015%, 02/10/04..............................      Baa1          6,000       5,966,160
    7.625%, 10/15/08..............................      Baa1          5,000       5,057,350
  Salomon, Inc., M.T.N.,
    6.59%, 02/21/01...............................      Baa1          9,750       9,812,498
    6.75%, 02/15/03...............................      Baa1          5,000       5,021,050
    7.25%, 05/01/01...............................      Baa1          8,625       8,780,250
  Sears Roebuck Acceptance Corp.,
    6.38%, 10/07/02...............................       A2          30,650      30,484,490
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          17,346      17,295,626
                                                                             --------------
                                                                                527,589,563
                                                                             --------------
FOOD & BEVERAGE -- 0.2%
  Archer-Daniels Midland Co.,
    6.625%, 05/01/29..............................      Aa3           8,100       7,414,659
  Coca-Cola Bottling Co.,
    6.375%, 05/01/09..............................      Baa2          3,000       2,815,950
                                                                             --------------
                                                                                 10,230,609
                                                                             --------------
FOREST PRODUCTS -- 0.4%
  Fort James Corp.,
    6.234%, 03/15/11..............................      Baa3         17,500      17,341,625
                                                                             --------------
INDUSTRIAL -- 0.5%
  Compania Sud Americana de Vapores, SA, (Chile),
    7.375%, 12/08/03..............................      Baa           4,600       4,367,332
  Scotia Pacific Co.,
    7.71%, 01/20/14...............................      Baa2         23,800      17,255,000
                                                                             --------------
                                                                                 21,622,332
                                                                             --------------
LEISURE & TOURISM -- 0.6%
  Carnival Corp.,
    5.65%, 10/15/00...............................       A2           5,000       4,968,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
LEISURE & TOURISM (CONT'D.)
  ITT Corp.,
    6.25%, 11/15/00...............................      Baa2      $   5,253  $    5,136,541
    6.75%, 11/15/03...............................      Baa2         21,500      20,164,420
                                                                             --------------
                                                                                 30,269,661
                                                                             --------------
MEDIA -- 0.5%
  Liberty Media Group,
    7.875%, 07/15/09..............................      Baa3          3,200       3,180,928
    8.50%, 07/15/29...............................      Baa3          3,600       3,590,172
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,565,900
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1           1,500       1,572,240
  United News & Media PLC,
    7.25%, 07/01/04...............................      Baa2          6,950       6,886,755
                                                                             --------------
                                                                                 21,795,995
                                                                             --------------
OIL & GAS -- 0.5%
  Atlantic Richfield Co.,
    5.55%, 04/15/03...............................       A2          11,300      11,055,920
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,936,080
  Conoco Inc.,
    5.90%, 04/15/04...............................       A3           6,500       6,342,570
                                                                             --------------
                                                                                 21,334,570
                                                                             --------------
OIL & GAS SERVICES -- 1.0%
  KN Energy Inc.,
    6.30%, 03/01/21...............................      Baa2         27,550      27,455,228
    6.45%, 11/30/01...............................      Baa2         11,950      11,969,120
    6.45%, 03/01/03...............................      Baa2          6,050       5,951,385
                                                                             --------------
                                                                                 45,375,733
                                                                             --------------
RAILROADS -- 0.3%
  Norfolk Southern Corp.,
    6.875%, 05/01/01..............................      Baa1         16,000      16,157,760
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 3.2%
  Camden Property Trust,
    7.23%, 10/30/00...............................      Baa2         22,000      22,024,200
  Duke Realty L.P.,
    7.30%, 06/30/03...............................      Baa2          6,250       6,295,000
  EOP Operating, L.P.,
    6.375%, 01/15/02..............................      Baa1          7,000       6,910,260
    6.50%, 06/15/04...............................      Baa1          6,000       5,760,600
    6.625%, 02/15/05..............................      Baa          17,938      17,302,636
  ERP Operating, L.P.,
    6.15%, 09/15/00...............................       A3          45,000      44,707,500
    6.63%, 04/13/15...............................       A3          13,400      12,929,124
    7.10%, 06/23/04...............................       A3           3,250       3,252,308
  Felcor Suite Hotels, Inc.,
    7.625%, 10/01/07..............................      Ba1           8,000       7,240,000
  Hanson Overseas B.V.,
    7.375%, 01/15/03..............................       A3           5,400       5,488,668
  Simon Debartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,804,375
                                                                             --------------
                                                                                148,714,671
                                                                             --------------
RETAIL -- 2.3%
  Dayton-Hudson Corp.,
    6.40%, 02/15/03...............................       A3           8,250       8,211,638

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL (CONT'D.)
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1       $  25,850  $   27,038,066
    8.50%, 06/15/03...............................      Ba1          22,400      23,714,656
  Kroger Co.,
    6.34%, 06/01/01...............................      Baa3         13,950      13,832,297
    7.25%, 06/01/09...............................      Baa3          8,200       8,164,125
    7.70%, 06/01/29 (b)...........................      Baa3          2,950       2,920,500
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       4,983,550
  Safeway Stores Inc.,
    5.75%, 11/15/00...............................      Baa2          6,000       5,966,280
    6.05%, 11/15/03...............................      Baa2         12,000      11,742,600
                                                                             --------------
                                                                                106,573,712
                                                                             --------------
TELECOMMUNICATIONS -- 3.7%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          22,550      22,876,750
    7.60%, 04/01/09...............................      Ba1           7,000       7,267,050
  Airtouch Communications, Inc.,
    7.00%, 10/01/03...............................      Baa2          8,200       8,350,962
  Cox Communications, Inc.,
    6.94%, 10/01/01...............................      Baa2          4,000       4,030,840
  Electric Lightwave, Inc.,
    6.05%, 05/15/04...............................       A2           4,700       4,544,148
  Lucent Technologies, Inc.,
    6.45%, 03/15/29...............................       A2          15,500      14,021,455
  MCI Worldcom Inc.,
    6.125%, 04/15/12..............................      Baa2         10,800      10,728,288
    7.55%, 04/01/04...............................      Ba1           9,535       9,868,820
  Sprint Capital Corp.,
    5.70%, 11/15/03...............................      Baa1         11,000      10,542,070
    6.125%, 11/15/08..............................      Baa1         25,000      23,072,250
  Telecom De Puerto Rico,
    6.65%, 05/15/06...............................      Baa2         15,000      14,566,050
    6.80%, 05/15/09...............................      Baa2         12,500      12,007,875
  Worldcom Inc.,
    6.125%, 08/15/01..............................      Baa2         14,200      14,155,128
    6.95%, 08/15/28...............................      Baa2         16,000      15,167,200
                                                                             --------------
                                                                                171,198,886
                                                                             --------------
UTILITIES -- 1.0%
  CINergy Corp.,
    6.125%, 04/15/04..............................      Baa2         10,000       9,673,500
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3         14,000      14,358,260
  Edison Mission Energy,
    7.73%, 06/15/09...............................       A3           6,900       6,971,484
  Niagara Mohawk Power,
    7.375%, 08/01/03..............................      Ba2          10,000      10,244,700
  Pennsylvania Electric Co.,
    5.75%, 04/01/04...............................       A2           5,100       4,944,756
                                                                             --------------
                                                                                 46,192,700
                                                                             --------------
WASTE MANAGEMENT -- 0.4%
  USA Waste Service,
    6.125%, 07/15/01..............................      Baa3         18,000      17,892,180
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 7.4%
  United States Treasury Bonds,
    5.25%, 11/15/28...............................                $ 157,395  $  139,516,502
    8.125%, 05/15/21..............................                   64,400      78,426,964
  United States Treasury Notes,
    4.75%, 02/15/04...............................                    3,600       3,462,732
    4.75%, 11/15/08...............................                   55,500      50,964,540
    5.25%, 05/15/04...............................                    2,120       2,083,239
    5.50%, 05/15/09...............................                   40,320      39,387,398
    5.875%, 11/15/05 (b)..........................                    1,800       1,800,000
    6.50%, 05/15/05...............................                    4,700       4,843,914
    7.50%, 02/15/05...............................                   21,700      23,361,352
                                                                             --------------
                                                                                343,846,641
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 1.3%
  Quebec Province, (Canada),
    7.50%, 07/15/23...............................       A1           8,700       8,844,942
  Republic Of Columbia, (Columbia),
    9.75%, 04/23/09...............................      Baa3          6,200       5,115,000
  Republic of Panama, (Panama),
    4.00%, 07/17/14...............................      Ba1          12,500       9,390,625
  Republic Of Philippines, (Philippines),
    8.875%, 04/15/08..............................      Ba1           7,600       7,395,104
  Republic of Poland, (Poland),
    4.00%, 10/27/24...............................      Baa3          8,500       5,482,500
  United Mexican States, (Mexico),
    10.375%, 02/17/09.............................       NR          25,400      25,476,200
                                                                             --------------
                                                                                 61,704,371
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,496,469,893)....................................................   2,454,963,405
                                                                             --------------

                                                                                 VALUE
COMMON STOCKS -- 38.7%                                           SHARES         (NOTE 2)
                                                              -------------  --------------
AEROSPACE -- 0.7%
  AlliedSignal, Inc.........................................         72,300       4,554,900
  Boeing Co.................................................        122,100       5,395,294
  GenCorp, Inc..............................................         98,400       2,484,600
  General Dynamics Corp.....................................         17,300       1,185,050
  Goodrich (B.F.) Co........................................          8,300         352,750
  Litton Industries, Inc. (b)...............................         77,600       5,567,800
  Lockheed Martin Corp......................................         52,700       1,963,075
  Northrop Grumman Corp.....................................          8,000         530,500
  Parker-Hannifin Corp......................................         56,825       2,599,744
  Raytheon Co. (Class "B" Stock)............................         42,900       3,019,087
  United Technologies Corp..................................         60,200       4,315,587
                                                                             --------------
                                                                                 31,968,387
                                                                             --------------


                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
AIRLINES -- 0.4%
  AMR Corp. (b).............................................        177,400  $   12,107,550
  Delta Air Lines, Inc......................................         17,500       1,008,437
  Southwest Airlines Co.....................................         42,700       1,329,037
  US Airways Group, Inc. (b)................................        124,500       5,423,531
                                                                             --------------
                                                                                 19,868,555
                                                                             --------------
APPAREL -- 0.1%
  Fruit Of The Loom, Inc. (Class "A" Stock) (b).............         84,100         819,975
  Nike, Inc. (Class "B" Stock)..............................         36,800       2,329,900
  Reebok International Ltd..................................          8,800         163,900
                                                                             --------------
                                                                                  3,313,775
                                                                             --------------
AUTOS - CARS & TRUCKS -- 0.7%
  Cummins Engine Co., Inc...................................          6,000         342,750
  Dana Corp.................................................         21,900       1,008,769
  Delphi Automotive Systems Corp. (b).......................        132,252       2,454,928
  Ford Motor Co.............................................        214,500      12,105,844
  General Motors Corp.......................................        183,500      12,111,000
  Genuine Parts Co..........................................         23,200         812,000
  MascoTech, Inc............................................         94,400       1,598,900
  Midas, Inc................................................         22,100         627,087
  Navistar International Corp. (b)..........................          7,200         360,000
  PACCAR, Inc...............................................          9,400         501,725
  Titan International, Inc..................................        101,250       1,202,344
  TRW, Inc..................................................         16,300         894,462
                                                                             --------------
                                                                                 34,019,809
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 2.1%
  AmSouth Bancorporation....................................         24,000         556,500
  Banc One Corp.............................................        153,072       9,117,351
  Bank of New York Co., Inc.................................         97,800       3,588,037
  BankAmerica Corp..........................................        225,261      16,514,447
  BankBoston Corp...........................................         39,000       1,993,875
  BB&T Corp.................................................         40,600       1,489,512
  Chase Manhattan Corp......................................        110,100       9,537,412
  Comerica, Inc.............................................         20,000       1,188,750
  First Union Corp..........................................        129,000       6,063,000
  Firstar Corp..............................................         90,000       2,520,000
  Fleet Financial Group, Inc................................         74,000       3,283,750
  Golden West Financial Corp................................          7,300         715,400
  Huntington Bancshares, Inc................................         28,600       1,001,000
  KeyCorp...................................................         59,400       1,908,225
  Mellon Bank Corp..........................................         66,800       2,429,850
  Mercantile Bancorporation, Inc............................         20,200       1,153,925
  Morgan (J.P.) & Co., Inc..................................         22,800       3,203,400
  National City Corp........................................         41,900       2,744,450
  Northern Trust Corp.......................................         14,300       1,387,100
  PNC Bank Corp.............................................         39,200       2,258,900
  Providian Financial Corp..................................         18,950       1,771,825
  Regions Financial Corp....................................         30,000       1,153,125
  Republic New York Corp....................................         14,000         954,625
  SouthTrust Corp...........................................         20,000         767,500
  Summit Bancorp............................................         23,800         995,137
  Suntrust Banks, Inc.......................................         40,900       2,839,994
  Synovus Financial Corp....................................         35,250         700,594
  U.S. Bancorp..............................................         94,900       3,226,600
  Union Planters Corp.......................................         17,000         759,687

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Wachovia Corp.............................................         25,700  $    2,198,956
  Wells Fargo & Co..........................................        214,000       9,148,500
                                                                             --------------
                                                                                 97,171,427
                                                                             --------------
BUSINESS SERVICES -- 0.1%
  Equifax, Inc..............................................         19,600         699,475
  Omnicom Group, Inc........................................         21,400       1,712,000
                                                                             --------------
                                                                                  2,411,475
                                                                             --------------
CHEMICALS -- 0.8%
  Air Products & Chemicals, Inc.............................         28,800       1,159,200
  Dow Chemical Co...........................................         29,300       3,717,437
  Du Pont (E.I.) de Nemours & Co............................        146,500      10,007,781
  Eastman Chemical Co.......................................          9,300         481,275
  Engelhard Corp............................................         22,600         511,325
  Ferro Corp................................................        134,900       3,709,750
  FMC Corp. (b).............................................          4,900         334,731
  Grace (W.R.) & Co.........................................         11,600         213,150
  Great Lakes Chemical Corp.................................          6,400         294,800
  Hercules, Inc.............................................         15,100         593,619
  Lyondell Chemical Co......................................         81,700       1,685,062
  Millennium Chemicals, Inc. (b)............................        146,527       3,452,542
  Monsanto Co...............................................         80,300       3,166,831
  Nalco Chemical Co.........................................         10,400         539,500
  OM Group, Inc.............................................         63,300       2,183,850
  Praxair, Inc..............................................         20,700       1,013,006
  Raychem Corp..............................................         11,300         418,100
  Rohm & Haas Co............................................         29,511       1,265,286
  Sigma-Aldrich Corp........................................         12,700         437,356
  Union Carbide Corp........................................         16,700         814,125
                                                                             --------------
                                                                                 35,998,726
                                                                             --------------
COMMERCIAL SERVICES -- 0.1%
  Cendant Corp. (b).........................................         96,500       1,978,250
  Deluxe Corp...............................................          8,600         334,862
                                                                             --------------
                                                                                  2,313,112
                                                                             --------------
COMPUTER SERVICES -- 3.0%
  3Com Corp. (b)............................................         48,500       1,294,344
  Adobe Systems, Inc........................................          7,300         599,741
  America Online, Inc. (b)..................................        138,700      15,326,350
  Autodesk, Inc.............................................          7,300         215,806
  Automatic Data Processing, Inc............................         80,000       3,520,000
  BMC Software, Inc. (b)....................................         30,700       1,657,800
  Cabletron Systems, Inc. (b)...............................         24,800         322,400
  Ceridian Corp. (b)........................................         20,600         673,362
  Cisco Systems, Inc. (b)...................................        411,000      26,509,500
  Computer Associates International, Inc....................         70,500       3,877,500
  Computer Sciences Corp. (b)...............................         20,000       1,383,750
  Compuware Corp. (a).......................................         48,000       1,527,000
  Electronic Data Systems Corp..............................         64,900       3,670,906
  EMC Corp. (b).............................................        130,600       7,183,000
  First Data Corp...........................................         56,200       2,750,287
  Microsoft Corp. (b).......................................        660,900      59,604,919
  Novell, Inc. (b)..........................................         41,900       1,110,350
  Oracle Corp. (b)..........................................        187,400       6,957,225
  Parametric Technology Corp. (b)...........................         40,200         557,775
  Peoplesoft, Inc...........................................         30,000         517,500
  Silicon Graphics, Inc. (b)................................         20,600         337,325
  Unisys Corp...............................................         34,400       1,339,450
                                                                             --------------
                                                                                140,936,290
                                                                             --------------


                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
COMPUTERS -- 1.5%
  Apple Computer, Inc. (b)..................................         17,800  $      824,362
  Compaq Computer Corp......................................        219,589       5,201,514
  Data General Corp. (b)....................................          7,600         110,675
  Dell Computer Corp. (b)...................................        331,200      12,254,400
  Gateway 2000, Inc. (b)....................................         20,600       1,215,400
  Hewlett-Packard Co........................................        132,100      13,276,050
  International Business Machines Corp......................        238,200      30,787,350
  Networking Appliance, Inc. (b)............................          2,000         111,750
  Seagate Technology, Inc. (b)..............................         33,200         850,750
  Sun Microsystems, Inc. (b)................................        100,300       6,908,162
                                                                             --------------
                                                                                 71,540,413
                                                                             --------------
CONSTRUCTION -- 0.2%
  Centex Corp...............................................          9,300         349,331
  Fluor Corp................................................          9,400         380,700
  Foster Wheeler Corp.......................................          6,400          90,400
  Giant Cement Holdings, Inc. (b)...........................         58,100       1,329,037
  Oakwood Homes Corp........................................        139,300       1,828,312
  Pulte Corp................................................          6,600         152,212
  Standard Pacific Corp.....................................        154,000       1,992,375
  Webb (Del E.) Corp........................................        140,300       3,349,662
                                                                             --------------
                                                                                  9,472,029
                                                                             --------------
CONTAINERS -- 0.1%
  Ball Corp.................................................          4,700         198,575
  Bemis Co., Inc............................................          8,300         329,925
  Crown Cork & Seal Co., Inc................................         15,100         430,350
  Owens-Illinois, Inc. (b)..................................         76,600       2,503,862
  Sealed Air Corp...........................................         10,100         655,237
                                                                             --------------
                                                                                  4,117,949
                                                                             --------------
COSMETICS & SOAPS -- 0.6%
  Alberto Culver Co. (Class "B" Stock)......................          5,900         157,087
  Avon Products, Inc........................................         34,700       1,925,850
  Colgate-Palmolive Co......................................         38,900       3,841,375
  Gillette Co...............................................        144,400       5,920,400
  International Flavors & Fragrances, Inc...................         13,600         603,500
  Procter & Gamble Co.......................................        172,800      15,422,400
                                                                             --------------
                                                                                 27,870,612
                                                                             --------------
DIVERSIFIED CONSUMER PRODUCTS -- 0.5%
  Eastman Kodak Co..........................................         78,100       5,291,275
  Philip Morris Co., Inc....................................        424,400      17,055,575
                                                                             --------------
                                                                                 22,346,850
                                                                             --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.......................................         14,700         887,512
  Pitney Bowes, Inc.........................................         37,000       2,377,250
  Xerox Corp................................................         85,400       5,043,937
                                                                             --------------
                                                                                  8,308,699
                                                                             --------------
DIVERSIFIED OPERATIONS -- 1.1%
  ConAgra, Inc..............................................         65,000       1,730,625
  Fortune Brands, Inc.......................................         22,300         922,662
  General Electric Capital Corp.............................        425,600      48,092,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
DIVERSIFIED OPERATIONS (CONT'D.)
  Kansas City Southern Industries, Inc......................         13,300  $      848,706
  Tomkins PLC, ADR, (United Kingdom)........................         83,300       1,520,225
                                                                             --------------
                                                                                 53,115,018
                                                                             --------------
DRUGS AND MEDICAL SUPPLIES -- 3.3%
  Abbott Laboratories.......................................        197,500       8,986,250
  Allergan, Inc.............................................          8,500         943,500
  ALZA Corp. (b)............................................         11,500         585,062
  American Home Products Corp...............................        171,600       9,867,000
  Amgen, Inc. (b)...........................................         66,300       4,036,012
  Bard (C.R.), Inc..........................................          5,700         272,531
  Bausch & Lomb, Inc........................................          7,400         566,100
  Baxter International, Inc.................................         36,900       2,237,062
  Becton, Dickinson & Co....................................         33,800       1,014,000
  Biomet, Inc...............................................         13,700         544,575
  Boston Scientific Corp. (b)...............................         51,300       2,253,994
  Bristol-Myers Squibb Co...................................        258,700      18,222,181
  Cardinal Health, Inc......................................         36,700       2,353,387
  Guidant Corp..............................................         39,800       2,047,212
  Johnson & Johnson.........................................        175,000      17,150,000
  Lilly (Eli) & Co..........................................        143,100      10,249,537
  Mallinckrodt, Inc.........................................         11,400         414,675
  Medtronic, Inc............................................         76,000       5,918,500
  Merck & Co., Inc..........................................        308,600      22,836,400
  Pfizer, Inc...............................................        168,900      18,536,775
  Pharmacia & Upjohn, Inc...................................         68,000       3,863,250
  Schering-Plough Corp......................................        191,300      10,138,900
  St. Jude Medical, Inc. (b)................................          9,400         334,875
  Warner-Lambert Co.........................................        106,900       7,416,187
  Watson Pharmaceuticals, Inc. (b)..........................         11,000         385,687
                                                                             --------------
                                                                                151,173,652
                                                                             --------------
ELECTRONICS -- 0.5%
  Applied Materials, Inc. (b)...............................         48,000       3,546,000
  Belden, Inc...............................................         67,100       1,606,206
  EG&G, Inc.................................................          7,100         252,937
  Emerson Electric Co.......................................         56,300       3,539,862
  Grainger (W.W.), Inc......................................         12,300         661,894
  Harris Corp...............................................          8,900         348,769
  Honeywell, Inc............................................         15,900       1,842,412
  Motorola, Inc.............................................         78,100       7,399,975
  Rockwell International Corp...............................         25,100       1,524,825
  Solectron Corp............................................         33,600       2,240,700
  Tektronix, Inc............................................          7,900         238,481
  Thomas & Betts Corp.......................................          8,600         406,350
                                                                             --------------
                                                                                 23,608,411
                                                                             --------------
FINANCIAL SERVICES -- 2.4%
  American Express Co.......................................         58,900       7,664,362
  Associates First Capital Corp.............................         97,144       4,304,693
  Bear Stearns Companies, Inc...............................         13,825         646,319
  Block (H.R.), Inc.........................................         13,300         665,000
  Capital One Financial Corp................................         25,200       1,403,325
  Citigroup, Inc............................................        516,150      24,517,125
  Countrywide Credit Industries, Inc........................         14,600         624,150
  Dun & Bradstreet Corp.....................................         22,600         800,887
  Federal Home Loan Mortgage Corp...........................         88,300       5,121,400
  Federal National Mortgage Association.....................        135,000       9,230,625


                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
FINANCIAL SERVICES (CONT'D.)
  Fifth Third Bancorp.......................................         35,200  $    2,343,000
  Franklin Resource, Inc....................................         32,900       1,336,562
  Goldman Sachs Group, Inc. (b).............................         13,200         953,700
  Household International, Inc..............................         61,952       2,934,976
  Lehman Brothers Holdings, Inc.............................        185,900      11,572,275
  MBNA Corp.................................................        105,750       3,238,594
  Merrill Lynch & Co., Inc..................................        103,900       8,305,506
  Morgan Stanley Dean Witter & Co...........................        129,190      13,241,975
  PaineWebber Group, Inc....................................         13,000         607,750
  Paychex, Inc..............................................         34,500       1,099,687
  Schwab (Charles) Corp. (b)................................         52,200       5,735,475
  SLM Holding Corp..........................................         21,400         980,387
  State Street Corp.........................................         21,400       1,827,025
  Transamerica Corp.........................................         15,600       1,170,000
  Washington Mutual, Inc....................................         77,178       2,730,172
                                                                             --------------
                                                                                113,054,970
                                                                             --------------
FOOD & BEVERAGES -- 1.4%
  Anheuser-Busch Companies, Inc.............................         62,200       4,412,312
  Archer-Daniels-Midland Co.................................         75,275       1,162,058
  Bestfoods.................................................         36,400       1,801,800
  Brown-Forman Corp. (Class "B" Stock)......................          8,700         567,131
  Campbell Soup Co..........................................         57,500       2,666,562
  Coca Cola Enterprises, Inc................................         53,800       1,600,550
  Coca-Cola Co..............................................        320,900      20,056,250
  Coors (Adolph) Co. (Class "B" Stock)......................          4,800         237,600
  General Mills, Inc........................................         21,100       1,695,912
  Heinz (H.J.) & Co.........................................         46,500       2,330,812
  Hershey Foods Corp........................................         18,300       1,086,562
  Kellogg Co................................................         52,000       1,716,000
  Nabisco Group Holdings Corp...............................        324,400       6,346,075
  PepsiCo, Inc..............................................        191,000       7,389,312
  Pioneer Hi-Bred International, Inc........................         32,200       1,253,787
  Quaker Oats Co............................................         17,600       1,168,200
  Ralston-Ralston Purina Group..............................         43,400       1,320,987
  Sara Lee Corp.............................................        118,700       2,693,006
  Seagram Co., Ltd..........................................         52,800       2,659,800
  Sysco Corp................................................         41,900       1,249,144
  Whitman Corp..............................................        132,800       2,390,400
  Wrigley (William) Jr. Co..................................         15,000       1,350,000
                                                                             --------------
                                                                                 67,154,260
                                                                             --------------
FOREST PRODUCTS -- 0.7%
  Boise Cascade Corp........................................        152,000       6,517,000
  Champion International Corp...............................        106,400       5,093,900
  Fort James Corp...........................................         28,200       1,068,075
  Georgia-Pacific Corp......................................         57,400       2,719,325
  International Paper Co....................................         54,121       2,733,110
  Louisiana-Pacific Corp....................................        188,700       4,481,625
  Mead Corp.................................................        107,900       4,504,825
  Potlatch Corp.............................................          4,500         197,719
  Temple-Inland, Inc........................................          6,600         450,450
  Westvaco Corp.............................................         13,000         377,000
  Weyerhaeuser Co...........................................         26,500       1,821,875
  Willamette Industries, Inc................................         82,700       3,809,369
                                                                             --------------
                                                                                 33,774,273
                                                                             --------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group.....................................         10,300         645,681
  Consolidated Natural Gas Co...............................         12,500         759,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
GAS PIPELINES (CONT'D.)
  Peoples Energy Corp.......................................          5,500  $      207,281
  Sempra Energy.............................................         33,699         762,440
  Sonat, Inc................................................         13,100         433,937
  Williams Companies, Inc...................................         54,400       2,315,400
                                                                             --------------
                                                                                  5,124,114
                                                                             --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.5%
  Columbia/HCA Healthcare Corp..............................        284,100       6,481,031
  HEALTHSOUTH Corp. (b).....................................         51,600         770,775
  Humana, Inc. (b)..........................................        197,200       2,551,275
  IMS Health, Inc...........................................         42,700       1,334,375
  LifePoint Hospitals, Inc. (b).............................         10,552         141,792
  Manor Care, Inc...........................................         13,000         314,437
  McKesson HBOC, Inc........................................         35,530       1,141,401
  Service Corp. International...............................         39,400         758,450
  Shared Medical Systems Corp...............................          4,100         267,525
  Smith (A.O.) Corp.........................................        105,450       2,952,600
  Tenet Healthcare Corp. (b)................................        230,200       4,273,088
  Triad Hospitals, Inc. (b).................................         10,552         142,452
  Wellpoint Health Networks Inc.............................          6,000         509,250
                                                                             --------------
                                                                                 21,638,451
                                                                             --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.2%
  Clorox Co.................................................         14,900       1,591,506
  Kimberly-Clark Corp.......................................         70,100       3,995,700
  Leggett & Platt, Inc......................................        114,700       3,190,094
                                                                             --------------
                                                                                  8,777,300
                                                                             --------------
HOUSING RELATED -- 0.6%
  Armstrong World Industries, Inc...........................          4,100         237,031
  Fleetwood Enterprises, Inc................................          3,400          89,888
  Hanson, PLC, ADR, (United Kingdom)........................        309,562      13,736,814
  Kaufman & Broad Home Corp.................................          6,100         151,738
  Lowe's Companies, Inc.....................................         48,200       2,732,338
  Masco Corp................................................         42,900       1,238,738
  Maytag Corp...............................................         12,400         864,125
  Newell Rubbermaid Inc.....................................         36,814       1,711,851
  Owens Corning.............................................        106,900       3,674,688
  Stanley Works.............................................         11,000         354,063
  Tupperware Corp...........................................          9,600         244,800
  Whirlpool Corp............................................          9,500         703,000
                                                                             --------------
                                                                                 25,739,074
                                                                             --------------
INSTRUMENTS - CONTROLS
  Johnson Controls, Inc.....................................         10,900         755,506
  PE Corp-PE Biosystems Group...............................          6,100         699,975
                                                                             --------------
                                                                                  1,455,481
                                                                             --------------
INSURANCE -- 1.6%
  Aetna, Inc................................................         19,400       1,735,088
  AFLAC Inc.................................................         30,000       1,436,250
  Allstate Corp.............................................        106,300       3,813,513
  American General Corp.....................................         33,500       2,525,063
  American International Group, Inc.........................        159,863      18,713,962
  Aon Corp..................................................         32,500       1,340,625
  Berkley (W.R.) Corp.......................................         42,400       1,060,000
  Chubb Corp................................................         76,000       5,282,000
  CIGNA Corp................................................         27,400       2,438,600
  Cincinnati Financial Corp.................................         21,800         818,863
  Conseco, Inc..............................................         41,821       1,272,927
  Financial Security Assurance Holdings Ltd.................         34,000       1,768,000


                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
INSURANCE (CONT'D.)
  Hartford Financial Services Group, Inc....................         31,500  $    1,836,844
  Jefferson-Pilot Corp......................................         14,500         959,719
  Lincoln National Corp.....................................         25,800       1,349,663
  Loews Corp................................................         43,700       3,457,763
  Marsh & McLennan Companies, Inc...........................         33,100       2,499,050
  MBIA, Inc.................................................         13,000         841,750
  MGIC Investment Corp......................................         13,900         675,888
  Progressive Corp..........................................         10,100       1,464,500
  Provident Companies, Inc..................................         17,000         680,000
  Reinsurance Group of America, Inc.........................        173,325       6,109,706
  SAFECO Corp...............................................        102,900       4,540,463
  St. Paul Companies, Inc...................................         31,900       1,014,819
  Torchmark Corp............................................        118,400       4,040,400
  Trenwick Group, Inc.......................................         64,850       1,598,958
  United Healthcare Corp....................................         23,700       1,484,213
  UNUM Corp.................................................         18,500       1,012,875
                                                                             --------------
                                                                                 75,771,502
                                                                             --------------
LEISURE -- 0.3%
  Brunswick Corp............................................          9,000         250,875
  Carnival Corp. (Class "A" Stock)..........................         82,500       4,001,250
  Disney (Walt) Co..........................................        267,600       8,245,425
  Harrah's Entertainment, Inc. (b)..........................         15,800         347,600
  Hilton Hotels Corp........................................         30,300         429,881
  King World Productions, Inc...............................         11,500         400,344
  Marriott International, Inc. (Class "A" Stock)............         31,600       1,181,050
  Mirage Resorts, Inc. (b)..................................         23,600         395,300
                                                                             --------------
                                                                                 15,251,725
                                                                             --------------
MACHINERY -- 0.4%
  Briggs & Stratton Corp....................................          3,900         225,225
  Case Corp.................................................         96,800       4,658,500
  Caterpillar, Inc..........................................         46,000       2,760,000
  Commercial Intertech Corp.................................         28,300         451,031
  Cooper Industries, Inc....................................         12,800         665,600
  Deere & Co................................................         30,700       1,216,488
  Dover Corp................................................         27,900         976,500
  DT Industries, Inc........................................         35,800         328,913
  Eaton Corp................................................          9,200         846,400
  Flowserve Corp............................................         39,486         747,766
  Global Industrial Technologies, Inc. (b)..................         61,400         740,638
  Ingersoll-Rand Co.........................................         21,400       1,382,975
  Milacron, Inc.............................................          6,300         116,550
  Paxar Corp................................................        229,925       2,069,325
  Snap-On, Inc..............................................          9,500         343,781
  Timken Co.................................................          9,900         193,050
                                                                             --------------
                                                                                 17,722,742
                                                                             --------------
MANUFACTURING -- 0.3%
  Hussmann International, Inc...............................         66,400       1,099,750
  Illinois Tool Works, Inc..................................         32,000       2,624,000
  Tyco International Ltd....................................        106,222      10,064,535
                                                                             --------------
                                                                                 13,788,285
                                                                             --------------
MEDIA -- 1.2%
  CBS Corp. (b).............................................        156,700       6,806,656
  Central Newspapers, Inc. (Class "A" Stock)................        100,000       3,762,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
MEDIA (CONT'D.)
  Clear Channel Communications, Inc. (b)....................         42,300  $    2,916,056
  Comcast Corp. (Special Class "A" Stock)...................         96,300       3,701,531
  Donnelley (R.R.) & Sons Co................................         18,600         689,363
  Dow Jones & Co., Inc......................................         12,000         636,750
  Gannett Co., Inc..........................................         35,800       2,555,225
  Houghton Mifflin Co.......................................         58,700       2,762,569
  Interpublic Group of Companies, Inc.......................         17,800       1,541,925
  Knight-Ridder, Inc........................................         67,800       3,724,763
  Lee Enterprises, Inc......................................         50,900       1,552,450
  McGraw-Hill, Inc..........................................         25,600       1,380,800
  Mediaone Group, Inc.......................................         79,000       5,875,625
  Meredith Corp.............................................          8,300         287,388
  New York Times Co. (Class "A" Stock)......................         25,500         938,719
  Time Warner, Inc..........................................        156,700      11,517,450
  Times Mirror Co. (Class "A" Stock)........................          8,900         527,325
  Tribune Co................................................         15,000       1,306,875
  Viacom, Inc. (Class "B" Stock) (b)........................         89,800       3,951,200
                                                                             --------------
                                                                                 56,435,170
                                                                             --------------
METALS - FERROUS -- 0.3%
  AK Steel Holding Corp.....................................        146,900       3,305,250
  Allegheny Teledyne, Inc...................................         24,400         552,050
  Bethlehem Steel Corp. (b).................................        241,500       1,856,531
  LTV Corp..................................................        204,900       1,370,269
  Material Sciences Corp. (b)...............................         96,900       1,453,500
  National Steel Corp. (Class "B" Stock) (b)................         36,000         301,500
  Nucor Corp................................................         10,500         498,094
  USX-U.S. Steel Group, Inc.................................         87,600       2,365,200
  Worthington Industries, Inc...............................          9,200         151,225
                                                                             --------------
                                                                                 11,853,619
                                                                             --------------
METALS - NON FERROUS -- 0.5%
  Alcan Aluminum Ltd........................................         29,500         942,156
  Alcoa, Inc................................................        327,900      20,288,813
  Cyprus Amax Minerals Co...................................         14,600         221,738
  Inco Ltd..................................................         26,200         471,600
  Reynolds Metals Co........................................          8,200         483,800
                                                                             --------------
                                                                                 22,408,107
                                                                             --------------
MINERAL RESOURCES
  ASARCO, Inc...............................................          6,300         118,519
  Burlington Resources, Inc.................................         23,300       1,007,725
  Homestake Mining Co.......................................         33,100         271,006
  Phelps Dodge Corp.........................................          7,000         433,563
                                                                             --------------
                                                                                  1,830,813
                                                                             --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.4%
  AES Corp..................................................         24,000       1,395,000
  Coltec Industries, Inc....................................         43,700         947,744
  Crane Co..................................................         10,800         339,525
  Danaher Corp..............................................         17,400       1,011,375
  Donaldson Co., Inc........................................        109,200       2,675,400
  Ecolab, Inc...............................................         16,700         728,538
  IDEX Corp.................................................         60,100       1,975,788
  ITT Industries, Inc.......................................         10,700         407,938
  Laidlaw, Inc..............................................         51,500         379,813
  Mark IV Industries, Inc...................................         86,542       1,828,200

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
MISCELLANEOUS - BASIC INDUSTRY (CONT'D.)
  Millipore Corp............................................          6,800  $      275,825
  NACCO Industries, Inc. (Class "A" Stock)..................          1,300          95,550
  Pall Corp.................................................         18,500         410,469
  PPG Industries, Inc.......................................         22,800       1,346,625
  Textron, Inc..............................................         20,400       1,679,175
  Thermo Electron Corp. (b).................................         20,900         419,306
  Trinity Industries, Inc...................................         52,200       1,748,700
  Wolverine Tube, Inc. (b)..................................         37,000         929,625
  York International Corp...................................         27,000       1,155,938
                                                                             --------------
                                                                                 19,750,534
                                                                             --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.3%
  American Greetings Corp. (Class "A" Stock)................         11,400         343,425
  Black & Decker Corp.......................................         12,100         763,813
  Corning, Inc..............................................         30,200       2,117,775
  Jostens, Inc..............................................          6,100         128,481
  Minnesota Mining & Manufacturing Co.......................         52,200       4,538,138
  Polaroid Corp.............................................          7,000         193,375
  Unilever N.V., ADR, (United Kingdom)......................         74,418       5,190,645
                                                                             --------------
                                                                                 13,275,652
                                                                             --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc..............................................         22,000         525,250
                                                                             --------------
OIL & GAS -- 1.9%
  Amerada Hess Corp.........................................         11,100         660,450
  Anadarko Petroleum Corp...................................         15,100         555,869
  Ashland, Inc..............................................         11,800         473,475
  Atlantic Richfield Co.....................................         42,400       3,543,050
  Basin Exploration, Inc. (b)...............................         17,400         349,088
  Cabot Oil & Gas Corp. (Class "A" Stock)...................         88,600       1,650,175
  Chevron Corp..............................................         84,900       8,081,419
  Coastal Corp..............................................         28,600       1,144,000
  Eastern Enterprises.......................................          3,200         127,200
  Enron Oil & Gas Co........................................         48,400         980,100
  Exxon Corp................................................        316,500      24,410,063
  Kerr-McGee Corp...........................................         10,525         528,223
  Mobil Corp................................................        101,500      10,048,500
  Murphy Oil Corp...........................................         27,600       1,347,225
  NICOR, Inc................................................          7,600         289,275
  Noble Affiliates, Inc.....................................         50,900       1,434,744
  Ocean Energy Inc..........................................         63,700         613,113
  Phillips Petroleum Co.....................................         34,500       1,735,781
  Pioneer Natural Resources Co..............................        334,644       3,681,084
  Royal Dutch Petroleum Co..................................        279,100      16,815,775
  Sunoco, Inc...............................................         10,100         304,894
  Texaco, Inc...............................................         69,500       4,343,750
  Union Pacific Resources Group, Inc........................         29,700         484,481
  Unocal Corp...............................................         33,300       1,319,513
  USX-Marathon Group........................................         39,900       1,299,244
  Western Gas Resources, Inc................................        103,000       1,648,000
                                                                             --------------
                                                                                 87,868,491
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.2%
  Elf Aquitaine SA, ADR, (France)...........................        124,800       9,180,600
  Occidental Petroleum Corp.................................         46,000         971,750
                                                                             --------------
                                                                                 10,152,350
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
OIL & GAS SERVICES -- 0.5%
  Apache Corp...............................................         15,000  $      585,000
  Baker Hughes, Inc.........................................         43,050       1,442,175
  Enron Corp................................................         45,700       3,735,975
  Halliburton Co............................................         55,500       2,511,375
  Helmerich & Payne, Inc....................................          7,900         188,119
  McDermott International, Inc..............................        403,600      11,401,700
  ONEOK, Inc................................................          4,900         155,575
  Rowan Companies, Inc. (b).................................         13,600         250,750
  Schlumberger Ltd..........................................         70,800       4,509,075
                                                                             --------------
                                                                                 24,779,744
                                                                             --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd.....................................         82,200       1,017,225
  Barrick Gold Corp.........................................         50,600         980,375
  Battle Mountain Gold Co...................................         36,000          87,750
  Freeport-McMoRan Copper & Gold, Inc. (Class "B" Stock)....         21,300         382,069
  Newmont Mining Corp.......................................         24,500         486,938
  Placer Dome, Inc..........................................         32,700         386,269
  Stillwater Mining Co. (b).................................         75,000       2,451,563
                                                                             --------------
                                                                                  5,792,189
                                                                             --------------
RAILROADS -- 0.1%
  Burlington Northern Santa Fe Corp.........................         60,700       1,881,700
  CSX Corp..................................................         27,600       1,250,625
  Norfolk Southern Corp.....................................         50,200       1,512,275
  Union Pacific Corp........................................         32,500       1,895,156
                                                                             --------------
                                                                                  6,539,756
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.3%
  Crescent Real Estate Equities Co..........................        336,700       7,996,625
  Equity Residential Properties Trust.......................         37,700       1,698,856
  Vornado Realty Trust (b)..................................        185,200       6,539,875
                                                                             --------------
                                                                                 16,235,356
                                                                             --------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc...................................         18,200         396,988
  McDonald's Corp...........................................        176,100       7,275,131
  Tricon Global Restaurants, Inc. (b).......................         19,000       1,028,375
  Wendy's International, Inc................................         15,500         438,844
                                                                             --------------
                                                                                  9,139,338
                                                                             --------------
RETAIL -- 2.6%
  Albertson's, Inc..........................................         56,466       2,911,528
  AutoZone, Inc. (b)........................................         19,800         596,475
  Best Buy Co., Inc. (b)....................................         10,000         675,000
  Charming Shoppes, Inc. (b)................................        811,300       4,943,859
  Circuit City Stores, Inc..................................         12,900       1,199,700
  Consolidated Stores Corp..................................         12,400         334,800
  Costco Companies, Inc. (b)................................         29,400       2,353,838
  CVS Corp..................................................         50,400       2,557,800
  Dayton-Hudson Corp........................................         56,600       3,679,000
  Dillard's, Inc............................................         43,700       1,534,963
  Dollar General Corporation................................         28,125         815,625
  Federated Department Stores, Inc. (b).....................         26,400       1,397,550
  Great Atlantic & Pacific Tea Co., Inc.....................          6,000         202,875
  Harcourt General, Inc.....................................          8,000         412,500
  Home Depot, Inc...........................................        191,900      12,365,556
  IKON Office Solutions, Inc................................         21,100         316,500
  J.C. Penney Co., Inc......................................         35,300       1,714,256
  Kmart Corp. (b)...........................................        644,400      10,592,325


                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
RETAIL (CONT'D.)
  Kohl's Corp. (b)..........................................         20,300  $    1,566,906
  Kroger Co. (b)............................................        111,246       3,107,935
  Liz Claiborne, Inc........................................         10,500         383,250
  Longs Drug Stores, Inc....................................          6,100         210,831
  May Department Stores Co..................................         44,300       1,810,763
  Nordstrom, Inc............................................         20,300         680,050
  Office Depot, Inc.........................................         22,500         496,406
  Pep Boys - Manny, Moe & Jack..............................          8,927         193,046
  Rite Aid Corp.............................................         31,400         773,225
  Safeway, Inc. (b).........................................         62,900       3,113,550
  Sears, Roebuck & Co.......................................         51,000       2,272,688
  Sherwin-Williams Co.......................................         21,800         604,950
  Staples, Inc. (b).........................................         59,500       1,840,781
  Supervalu, Inc............................................         13,000         333,938
  Tandy Corp................................................         27,200       1,329,400
  The Gap, Inc..............................................        111,300       5,606,738
  The Limited, Inc..........................................        222,253      10,084,730
  TJX Companies, Inc........................................         40,600       1,352,488
  Toys 'R' Us, Inc. (b).....................................        121,600       2,515,600
  Wal-Mart Stores, Inc......................................        578,800      27,927,100
  Walgreen Co...............................................        127,700       3,751,188
  Winn-Dixie Stores, Inc....................................         20,100         742,444
                                                                             --------------
                                                                                119,302,157
                                                                             --------------
RUBBER -- 0.1%
  Cooper Tire & Rubber Co...................................         12,300         290,588
  Goodyear Tire & Rubber Co.................................         59,400       3,493,463
                                                                             --------------
                                                                                  3,784,051
                                                                             --------------
SEMICONDUCTORS -- 0.8%
  Advanced Micro Devices, Inc. (b)..........................         22,200         400,987
  Intel Corp................................................        434,000      25,823,000
  KLA-Tencor Corp. (b)......................................         10,300         668,212
  LSI Logic Corp. (b).......................................         17,000         784,125
  Micron Technology, Inc....................................         33,100       1,334,344
  National Semiconductor Corp. (b)..........................         19,100         483,469
  Texas Instruments, Inc....................................         50,500       7,322,500
                                                                             --------------
                                                                                 36,816,637
                                                                             --------------
TELECOMMUNICATIONS -- 3.6%
  Alcatel Alsthom, ADR, (France)............................        124,900       3,544,038
  Alltel Corp...............................................         35,800       2,559,700
  Ameritech Corp............................................        143,100      10,517,850
  Andrew Corp. (b)..........................................         13,900         263,231
  AT&T Corp.................................................        409,648      22,863,479
  Bell Atlantic Corp........................................        202,100      13,212,288
  BellSouth Corp............................................        250,800      11,756,250
  CenturyTel, Inc...........................................         18,000         715,500
  Frontier Corp.............................................         23,500       1,386,500
  General Instrument Corp...................................         23,200         986,000
  GTE Corp..................................................        125,600       9,514,200
  Lucent Technologies, Inc..................................        391,455      26,398,747
  MCI WorldCom, Inc.........................................        239,614      20,666,708
  Nextel Communications, Inc. (Class "A" Stock) (b).........         37,300       1,871,994
  Nortel Networks Corp......................................         86,340       7,495,391
  SBC Communications, Inc...................................        254,600      14,766,800
  Scientific-Atlanta, Inc...................................          8,400         302,400
  Sprint Corp...............................................        115,200       6,084,000
  Sprint Corp. (PCS Group)..................................         57,250       3,270,406
  Telecomunicacoes Brasileiras SA, ADR, (Brazil)............         55,900           3,494

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
TELECOMMUNICATIONS (CONT'D.)
  Tellabs, Inc. (b).........................................         50,600  $    3,418,663
  US West, Inc..............................................         66,960       3,933,900
  Vodafone Group, PLC, ADR, (United Kingdom)................          9,750       1,920,750
                                                                             --------------
                                                                                167,452,289
                                                                             --------------
TEXTILES
  National Service Industries, Inc..........................          6,700         241,200
  Pillowtex Corp. (b).......................................         18,530         302,271
  Russell Corp..............................................          5,700         111,150
  Springs Industries, Inc...................................          3,200         139,600
  VF Corp...................................................         15,600         666,900
                                                                             --------------
                                                                                  1,461,121
                                                                             --------------
TOBACCO -- 0.1%
  RJR Nabisco Holdings, Inc.................................         94,067       2,963,121
  UST, Inc..................................................         22,700         663,975
                                                                             --------------
                                                                                  3,627,096
                                                                             --------------
TOYS
  Hasbro, Inc...............................................         25,500         712,406
  Mattel, Inc...............................................         47,151       1,246,555
                                                                             --------------
                                                                                  1,958,961
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp. (b).................................         38,500       2,088,625
  Ryder System, Inc.........................................          9,000         234,000
  Yellow Corp. (b)..........................................         43,600         773,900
                                                                             --------------
                                                                                  3,096,525
                                                                             --------------
UTILITIES - ELECTRICAL & GAS -- 0.6%
  Ameren Corp...............................................         17,700         679,238
  American Electric Power Co., Inc..........................         26,200         984,138
  Carolina Power & Light Co.................................         20,000         856,250
  Central & South West Corp.................................         27,600         645,150
  CINergy Corp..............................................         19,600         627,200
  CMS Energy Corp...........................................         13,000         544,375
  Consolidated Edison, Inc..................................         30,400       1,375,600
  Constellation Energy Group................................         18,400         545,100
  Dominion Resources, Inc...................................         26,600       1,152,113
  DTE Energy Co.............................................         19,200         768,000
  Duke Energy Corp..........................................         46,200       2,512,125
  Edison International......................................         45,700       1,222,475
  Entergy Corp..............................................         33,100       1,034,375
  FirstEnergy Corp. (b).....................................         31,300         970,300
  Florida Progress Corp.....................................          7,000         289,188
  FPL Group, Inc............................................         23,200       1,267,300
  GPU, Inc..................................................         16,400         691,875
  New Century Energies, Inc.................................         15,000         582,188
  Niagara Mohawk Holdings Inc. (b)..........................         22,600         363,013
  Northern States Power Co..................................         17,700         428,119
  Pacific Gas & Electric Co.................................         50,300       1,634,750
  PacifiCorp................................................         38,600         709,275
  PECO Energy Co............................................         25,600       1,072,000
  PP&L Resources, Inc.......................................         20,200         621,150
  Public Service Enterprise Group, Inc......................         28,800       1,177,200
  Reliant Energy, Inc.......................................         39,100       1,080,138
  Southern Co...............................................         89,400       2,369,100
  Texas Utilities Co........................................         38,300       1,579,875
  Unicom Corp...............................................         29,800       1,149,163
                                                                             --------------
                                                                                 28,930,773
                                                                             --------------


                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
WASTE MANAGEMENT -- 0.2%
  Browning-Ferris Industries, Inc...........................         20,300  $      872,900
  Waste Management, Inc.....................................        118,902       6,390,983
                                                                             --------------
                                                                                  7,263,883
                                                                             --------------
TOTAL COMMON STOCKS
  (cost $1,397,682,780)....................................................   1,799,087,228
                                                                             --------------

PREFERRED STOCKS -- 0.8%
FINANCIAL SERVICES -- 0.7%
  Central Hispano Capital Corp.,............................      1,225,900      31,264,588
                                                                             --------------
TELECOMMUNICATIONS -- 0.1%
  Telecomunicacoes Brasileiras SA, ADR, (Brazil)............         55,900       5,041,481
                                                                             --------------
TOTAL PREFERRED STOCKS
  (cost $36,871,416).......................................................      36,306,069
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $3,931,024,089)....................................................   4,290,356,702
                                                                             --------------

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT
SHORT-TERM INVESTMENTS -- 17.8%                        RATING       (000)
                                                    ------------  ---------
COMMERCIAL PAPER -- 8.3%
  Abbey National Treasury Services, PLC,
    5.85%, 07/01/99...............................       NR       $   2,400       2,400,000
  BBL North America, Inc.
    5.83%, 07/11/99 (e)...........................       P1          45,000      45,000,000
  Bishop's Gate Residential
    5.80%, 07/11/99 (e)...........................       P1          33,300      33,300,000
  Caterpillar Financial Services,
    5.30%, 07/09/99...............................       P1           2,442       2,439,124
  Conoco, Inc.
    5.22%, 07/14/99 (e)...........................       P1          44,000      43,917,060
  CXC, Inc.
    5.15%, 08/20/99 (e)...........................       P1          15,000      14,892,708
  Eastman Kodak Co.,
    5.06%, 07/08/99...............................       P1           2,800       2,797,245
  Edison Asset Securitization LLC
    4.92%, 07/14/99 (e)...........................       P1          56,572      56,471,490
  Enterprise Funding Corp.
    5.18%, 08/13/99 (e)...........................       P1          25,000      24,845,319
    5.35%, 07/14/99...............................       NR           2,300       2,295,557
  Federated Department Stores, Inc.
    5.05%, 07/12/99 (e)...........................       P1          10,000       9,984,569
  Ford Motor Credit Co.
    5.02%, 08/20/99 (e)...........................       P1           3,676       3,650,370
  Fortune Brands Inc.,
    5.80%, 07/01/99...............................       NR             950         950,000
  Gateway Fuel Co.,
    5.80%, 07/01/99...............................       P1           2,400       2,400,000
  General Electric Capital Corp.,
    5.06%, 07/22/99...............................       NR           1,200       1,196,458
  General Mills Corp,
    5.12%, 07/12/99...............................       P3           1,975       1,971,910

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                        RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER (CONT'D.)
  General Motors Acceptance Corp.
    5.04%, 08/23/99 (e)...........................       P1       $  40,000  $   39,703,200
  Heller Financial Inc.
    5.35%, 07/08/99 (e)...........................       P1          12,500      12,486,997
  ING American Insurance Holdings, Inc.,
    5.80%, 07/01/99...............................       NR           2,400       2,400,000
  International Lease Finance,
    5.25%, 07/14/99...............................       A1           1,500       1,497,156
  Merrill Lynch & Co. Inc,
    5.27%, 07/12/99...............................       P1           1,349       1,346,828
  Morgan (J.P.) & Co., Inc.,
    5.25%, 07/13/99...............................       P3           1,400       1,397,550
  Old Line Funding Corp.,
    5.12%, 07/01/99...............................       NR           2,500       2,500,000
  Potomac Electrical Power Co.,
    5.30%, 07/07/99...............................       NR           2,600       2,597,704
  Raytheon Co.
    5.25%, 07/23/99 (e)...........................       P1          38,000      37,878,083
  Rohm & Haas Co.
    6.30%, 07/01/99 (e)...........................       P1          21,000      21,000,000
  Ryder System, Inc.
    5.08%, 07/02/99 (e)...........................       P1           4,500       4,499,365
  Sonoco Products,
    5.80%, 07/01/99...............................       P1           1,100       1,100,000
  Southern California Edison Co.,
    5.25%, 07/12/99...............................       P3           2,600       2,595,829
  Triple-A One Plus Funding Corp.,
    5.36%, 07/13/99...............................       NR           2,500       2,495,533
  Wells Fargo & Company,
    6.00%, 07/01/99...............................       P3           1,829       1,829,000
                                                                             --------------
                                                                                383,839,055
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 5.5%
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,913,300
    7.25%, 08/16/99...............................      Ba2           3,000       3,000,924
  Capital One Bank,
    7.35%, 06/20/00...............................      Baa3          8,100       8,172,900
  Comdisco, Inc.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,539,000
  Deutsche Bank AG
    5.125%, 07/01/99 (e)..........................       NR          47,485      47,485,000
  Enterprise Rent-A-Car USA Finance Co.,
    8.75%, 12/15/99...............................      Baa3          5,000       5,055,000
  General Electric Capital International Funding
    5.07%, 08/09/99 (e)...........................       NR          42,000      41,769,315
  MCI WorldCom Inc.
    5.05%, 07/07/99 (e)...........................       NR          10,632      10,623,051
    5.05%, 07/09/99 (e)...........................       NR          22,000      21,975,311
  Salomon Smith Barney Holdings, Inc.
    5.05%, 08/04/99...............................       NR          33,100      32,942,131
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,015,210
  Tele-Communications, Inc.,
    6.375%, 09/15/99..............................      Ba1           8,000       8,017,200
    7.375%, 02/15/00..............................      Ba1          40,700      41,102,930
                                                                             --------------
                                                                                256,611,272
                                                                             --------------

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                        RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REPURCHASE AGREEMENT -- 3.9%
  Joint Repurchase Agreement Account,
    4.775%, 07/01/99 (Note 5).....................                $ 171,632  $  171,632,000
  Merrill Lynch Triparty Repurchase Agreement,
    5.10%, 07/02/99 (cost $10,000,000) (d)........       P3          10,000      10,000,000
                                                                             --------------
                                                                                181,632,000
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  United States Treasury Bill,
    4.545%, 09/16/99 (a)..........................                    2,400       2,376,900
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $836,873,619)......................................................     824,459,227
                                                                             --------------
TOTAL INVESTMENTS -- 110.2%
  (cost $4,767,897,708; Note 6)............................................   5,114,815,929
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (f).............................
                                                                                  1,088,075
LIABILITIES IN EXCESS OF OTHER ASSETS -- 10.2%.............................
                                                                               (475,606,505)
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,640,297,499
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR       American Depository Receipt
  L.P.      Limited Partnership
  M.T.N.    Medium Term Note
  NR        Not Rated by Moody's or Standard & Poor's
  N.V.      Naamloze Vennootsohap (Dutch Corporation)
  PLC       Public Limited Company (British Corporation)
  SA        Sociedad Anonima (Spanish Corporation) or Societe Anonyme
            (French Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c) Portion of securities on loan with an aggregate market value of $495,243,585, cash collateral of $500,998,202 was received with which the portfolio purchased securities.

(d) Merrill Lynch Triparty Repurchase Agreement, repurchase price $10,002,833, due 7/2/99. The value of the collateral including accrued interest was $10,201,949.

(e) Represents securities purchased with cash collateral received for securities on loan.

(f)  Open futures contracts as of June 30, 1999 are as follows:

 NUMBER OF                          EXPIRATION      VALUE AT         VALUE AT       APPRECIATION/
 CONTRACTS           TYPE              DATE        TRADE DATE      JUNE 30, 1999    DEPRECIATION
 Long Position:
    26       S&P 500 Index            Sep 99      $    8,737,450   $   8,981,050     $  243,600
   1,179     U.S. Treasury 5 yr       Sep 99      $  129,432,094   $ 128,511,000     $ (921,094)
                                                                                    -------------
                                                                                     $ (677,494)
                                                                                    -------------
                                                                                    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           FLEXIBLE MANAGED PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

LONG-TERM INVESTMENTS -- 87.2%
                                                                       VALUE
COMMON STOCKS -- 53.6%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.2%
  AlliedSignal, Inc...............................         76,900  $    4,844,700
  Boeing Co.......................................        131,100       5,792,981
  GenCorp, Inc....................................        403,900      10,198,475
  General Dynamics Corp...........................         16,200       1,109,700
  Goodrich (B.F.) Co..............................          8,200         348,500
  Litton Industries, Inc. (a).....................        306,000      21,955,500
  Lockheed Martin Corp............................         51,600       1,922,100
  Northrop Grumman Corp...........................          8,500         563,656
  Parker-Hannifin Corp............................        191,600       8,765,700
  Raytheon Co. (Class "B" Stock)..................         45,500       3,202,062
  United Technologies Corp........................         61,600       4,415,950
                                                                   --------------
                                                                       63,119,324
                                                                   --------------
AIRLINES -- 1.2%
  AMR Corp. (a)...................................        640,900      43,741,425
  Delta Air Lines, Inc............................         18,800       1,083,350
  Southwest Airlines Co...........................         44,400       1,381,950
  US Airways Group, Inc. (a)......................        476,100      20,740,107
                                                                   --------------
                                                                       66,946,832
                                                                   --------------
APPAREL -- 0.2%
  Fruit Of The Loom, Inc. (Class "A" Stock) (a)...        310,300       3,025,425
  Nike, Inc. (Class "B" Stock)....................         39,800       2,519,837
  Reebok International Ltd........................          9,100         169,487
  Titan International, Inc........................        415,700       4,936,437
                                                                   --------------
                                                                       10,651,186
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.3%
  Cummins Engine Co., Inc.........................          4,800         274,200
  Dana Corp.......................................         23,650       1,089,378
  Ford Motor Co...................................        377,300      21,293,869
  General Motors Corp.............................        491,400      32,432,400
  Genuine Parts Co. (b)...........................         24,400         854,000
  Johnson Controls, Inc...........................         11,600         804,025
  MascoTech, Inc..................................        388,000       6,571,750
  Midas, Inc......................................         90,866       2,578,323
  Navistar International Corp. (a)................          6,100         305,000
  PACCAR, Inc. (b)................................         10,000         533,750
  TRW, Inc........................................         12,800         702,400
                                                                   --------------
                                                                       67,439,095
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.9%
  AmSouth Bancorporation..........................         16,500         382,594
  Banc One Corp...................................        159,764       9,515,943
  Bank of New York Co., Inc. (b)..................        105,500       3,870,531
  BankAmerica Corp................................        231,241      16,952,856
  BankBoston Corp.................................         37,700       1,927,412
  BB&T Corp.......................................         42,400       1,555,550
  Chase Manhattan Corp............................        114,900       9,953,212
  Comerica, Inc...................................         20,700       1,230,356
  First Union Corp. (b)...........................        132,000       6,204,000
  Firstar Corp....................................         91,900       2,573,200
  Fleet Financial Group, Inc......................         75,300       3,341,437
  Golden West Financial Corp......................          7,500         735,000
  Huntington Bancshares, Inc......................         29,520       1,033,200
  KeyCorp.........................................         61,200       1,966,050
  Mellon Bank Corp................................         69,800       2,538,975
  Mercantile Bancorporation, Inc..................         21,300       1,216,762
  Morgan (J.P.) & Co., Inc........................         24,300       3,414,150
  National City Corp..............................         44,500       2,914,750
  Northern Trust Corp.............................         14,600       1,416,200
  PNC Bank Corp. (b)..............................         38,600       2,224,325
  Providian Financial Corp........................         17,900       1,673,650


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Regions Financial Corp..........................         28,100  $    1,080,094
  Republic New York Corp..........................         15,000       1,022,812
  SouthTrust Corp.................................         19,000         729,125
  Summit Bancorp (b)..............................         21,100         882,244
  Suntrust Banks, Inc.............................         41,900       2,909,431
  Synovus Financial Corp..........................         35,100         697,612
  U.S. Bancorp....................................         97,600       3,318,400
  Union Planters Corp.............................         18,000         804,375
  Wachovia Corp...................................         26,500       2,267,406
  Wells Fargo & Co................................        223,400       9,550,350
                                                                   --------------
                                                                       99,902,002
                                                                   --------------
BUSINESS SERVICES
  Equifax, Inc....................................         20,000         713,750
  Omnicom Group, Inc..............................         22,700       1,816,000
                                                                   --------------
                                                                        2,529,750
                                                                   --------------
CHEMICALS -- 1.3%
  Air Products & Chemicals, Inc...................         31,400       1,263,850
  Dow Chemical Co.................................         30,400       3,857,000
  Du Pont (E.I.) de Nemours & Co..................        153,200      10,465,475
  Eastman Chemical Co.............................          9,800         507,150
  Engelhard Corp..................................         15,600         352,950
  Ferro Corp......................................        553,650      15,225,375
  FMC Corp. (a)...................................          3,500         239,094
  Grace (W.R.) & Co...............................          8,000         147,000
  Great Lakes Chemical Corp.......................          7,700         354,681
  Hercules, Inc...................................         11,900         467,819
  Lyondell Chemical Co............................        329,000       6,785,625
  Millennium Chemicals, Inc. (a)..................        601,600      14,175,200
  Monsanto Co.....................................         86,700       3,419,231
  Nalco Chemical Co...............................          6,600         342,375
  OM Group, Inc...................................        260,300       8,980,350
  Praxair, Inc....................................         19,800         968,962
  Raychem Corp....................................          7,900         292,300
  Rohm & Haas Co..................................         27,158       1,164,399
  Sigma-Aldrich Corp..............................         11,600         399,475
  Union Carbide Corp..............................         17,700         862,875
                                                                   --------------
                                                                       70,271,186
                                                                   --------------
COMMERCIAL SERVICES
  Cendant Corp. (a)...............................        109,600       2,246,800
  Deluxe Corp.....................................          9,000         350,437
                                                                   --------------
                                                                        2,597,237
                                                                   --------------
COMPUTER SERVICES -- 2.7%
  3Com Corp. (a)..................................         45,500       1,214,281
  Adobe Systems, Inc..............................          6,600         542,231
  America Online, Inc. (a)........................        142,300      15,724,150
  Autodesk, Inc...................................          7,600         224,675
  Automatic Data Processing, Inc..................         83,000       3,652,000
  BMC Software, Inc. (a)..........................         29,200       1,576,800
  Cabletron Systems, Inc. (a).....................         25,600         332,800
  Ceridian Corp. (a)..............................         18,600         607,987
  Cisco Systems, Inc. (a).........................        422,000      27,219,000
  Computer Associates International, Inc..........         73,000       4,015,000
  Computer Sciences Corp. (a).....................         20,000       1,383,750
  Compuware Corp. (a).............................         48,000       1,527,000
  Electronic Data Systems Corp....................         66,300       3,750,094
  EMC Corp. (a)(b)................................        135,600       7,458,000
  First Data Corp.................................         58,800       2,877,525
  Microsoft Corp. (a).............................        678,400      61,183,200
  Novell, Inc. (a)................................         43,500       1,152,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
COMPUTER SERVICES (CONT'D.)
  Oracle Corp. (a)................................        196,950  $    7,311,769
  Parametric Technology Corp. (a).................         31,500         437,062
  Peoplesoft, Inc. (b)............................         30,000         517,500
  Silicon Graphics, Inc. (a)......................         23,400         383,175
  Unisys Corp.....................................         31,400       1,222,637
                                                                   --------------
                                                                      144,313,386
                                                                   --------------
COMPUTERS -- 1.4%
  Apple Computer, Inc. (a)(b).....................         21,300         986,456
  Compaq Computer Corp............................        225,461       5,340,607
  Data General Corp. (a)..........................          7,900         115,044
  Dell Computer Corp. (a).........................        340,000      12,580,000
  Gateway 2000, Inc. (a)..........................         20,200       1,191,800
  Hewlett-Packard Co..............................        138,300      13,899,150
  International Business Machines Corp............        242,600      31,356,050
  Networking Appliance, Inc. (a)..................          2,000         111,750
  Seagate Technology, Inc. (a)....................         28,900         740,562
  Sun Microsystems, Inc. (a)......................        104,000       7,163,000
                                                                   --------------
                                                                       73,484,419
                                                                   --------------
CONSTRUCTION -- 0.6%
  Centex Corp.....................................          9,600         360,600
  Fluor Corp......................................          9,800         396,900
  Foster Wheeler Corp.............................          6,600          93,225
  Oakwook Homes Corp..............................        572,000       7,507,500
  Pulte Corp......................................          6,900         159,131
  Standard Pacific Corp...........................        632,400       8,181,675
  Webb (Del E.) Corp..............................        576,500      13,763,937
                                                                   --------------
                                                                       30,462,968
                                                                   --------------
CONTAINERS -- 0.2%
  Ball Corp.......................................          4,900         207,025
  Bemis Co., Inc..................................          6,600         262,350
  Crown Cork & Seal Co., Inc......................         15,600         444,600
  Owens-Illinois, Inc. (a)........................        255,700       8,358,194
  Sealed Air Corp.................................         10,900         707,137
                                                                   --------------
                                                                        9,979,306
                                                                   --------------
COSMETICS & SOAPS -- 0.5%
  Alberto Culver Co. (Class 'B' Stock)............          6,200         165,075
  Avon Products, Inc..............................         33,300       1,848,150
  Colgate-Palmolive Co............................         39,700       3,920,375
  Gillette Co.....................................        150,100       6,154,100
  International Flavors & Fragrances, Inc.........         14,100         625,687
  Procter & Gamble Co.............................        177,400      15,832,950
                                                                   --------------
                                                                       28,546,337
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 0.8%
  Eastman Kodak Co................................        187,300      12,689,575
  Philip Morris Co., Inc..........................        774,200      31,113,163
                                                                   --------------
                                                                       43,802,738
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.............................         15,000         905,625
  Pitney Bowes, Inc...............................         35,100       2,255,175
  Xerox Corp......................................         92,500       5,463,281
                                                                   --------------
                                                                        8,624,081
                                                                   --------------

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
DIVERSIFIED OPERATIONS -- 1.1%
  Fortune Brands, Inc.............................         24,200  $    1,001,275
  General Electric Co.............................        437,900      49,482,700
  Tomkins PLC, ADR (b)............................        391,400       7,143,050
                                                                   --------------
                                                                       57,627,025
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 2.9%
  Abbott Laboratories.............................        206,300       9,386,650
  Allergan, Inc...................................          8,800         976,800
  ALZA Corp. (a)..................................          9,900         503,662
  American Home Products Corp.....................        179,400      10,315,500
  Amgen, Inc. (a).................................         70,500       4,291,687
  Bard (C.R.), Inc................................          5,900         282,094
  Bausch & Lomb, Inc..............................          7,100         543,150
  Baxter International, Inc.......................         38,400       2,328,000
  Becton, Dickinson & Co..........................         31,500         945,000
  Biomet, Inc.....................................         14,500         576,375
  Boston Scientific Corp. (a).....................         51,800       2,275,962
  Bristol-Myers Squibb Co.........................        265,500      18,701,156
  Cardinal Health, Inc. (b).......................         34,450       2,209,106
  Guidant Corp....................................         37,700       1,939,194
  Johnson & Johnson...............................        179,700      17,610,600
  Lilly (Eli) & Co................................        149,800      10,729,425
  Mallinckrodt, Inc...............................          7,500         272,812
  Medtronic, Inc..................................         79,200       6,167,700
  Merck & Co., Inc................................        318,300      23,554,200
  Pfizer, Inc.....................................        173,400      19,030,650
  Pharmacia & Upjohn, Inc.........................         67,800       3,851,887
  Schering-Plough Corp............................        199,700      10,584,100
  St. Jude Medical, Inc. (a)......................          8,900         317,062
  Warner-Lambert Co...............................        111,100       7,707,562
  Watson Pharmaceuticals, Inc. (a)................          9,000         315,562
                                                                   --------------
                                                                      155,415,896
                                                                   --------------
ELECTRONICS -- 1.2%
  Advanced Micro Devices, Inc. (a)................         17,000         307,062
  Applied Materials, Inc. (a).....................         50,700       3,745,462
  Belden, Inc.....................................        275,600       6,597,175
  EG&G, Inc.......................................          7,300         260,062
  Emerson Electric Co.............................         60,200       3,785,075
  Grainger (W.W.), Inc............................         13,000         699,562
  Harris Corp.....................................          9,000         352,687
  Honeywell, Inc..................................         15,900       1,842,412
  Intel Corp......................................        445,500      26,507,250
  KLA-Tencor Corp. (a)............................         10,900         707,137
  LSI Logic Corp. (a).............................         18,600         857,925
  Micron Technology, Inc..........................         34,300       1,382,719
  Motorola, Inc...................................         80,200       7,598,950
  National Semiconductor Corp. (a)................         19,000         480,937
  Rockwell International Corp.....................         24,300       1,476,225
  Solectron Corp..................................         32,900       2,194,019
  Tektronix, Inc..................................          8,200         247,537
  Texas Instruments, Inc..........................         52,500       7,612,500
  Thomas & Betts Corp.............................          9,000         425,250
                                                                   --------------
                                                                       67,079,946
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holdings, Inc. (a).................        244,900       5,602,087
                                                                   --------------
ENVIRONMENTAL SERVICES
  Browning-Ferris Industries, Inc.................         21,800         937,400
                                                                   --------------
EXPLORATION & PRODUCTION -- 0.1%
  Apex Silver Mines Ltd...........................        340,400       4,212,450
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FINANCIAL SERVICES -- 3.6%
  American Express Co.............................         61,200  $    7,963,650
  Associates First Capital Corp...................        100,990       4,475,119
  Bear Stearns Companies, Inc.....................         14,675         686,056
  Block (H.R.), Inc...............................         13,400         670,000
  Capital One Financial Corp......................         24,900       1,386,619
  Citigroup, Inc..................................        775,876      36,854,110
  Countrywide Credit Industries, Inc..............         14,000         598,500
  Dun & Bradstreet Corp...........................         23,000         815,062
  Federal Home Loan Mortgage Corp.................         91,300       5,295,400
  Federal National Mortgage Association...........        140,900       9,634,037
  Fifth Third Bancorp.............................         34,800       2,316,375
  Franklin Resource, Inc. (b).....................         33,000       1,340,625
  Goldman Sachs Group, Inc. (a)...................         53,100       3,836,475
  Household International, Inc....................         64,592       3,060,046
  Lehman Brothers Holdings, Inc...................        719,100      44,763,975
  MBNA Corp.......................................        104,600       3,203,375
  Merrill Lynch & Co., Inc........................        286,300      22,886,106
  Morgan Stanley Dean Witter & Co.................        299,995      30,749,488
  PaineWebber Group, Inc..........................         14,000         654,500
  Paychex, Inc....................................         29,850         951,469
  Schwab (Charles) Corp. (a)......................         53,600       5,889,300
  SLM Holding Corp................................         19,000         870,437
  State Street Corp...............................         20,600       1,758,725
  Transamerica Corp...............................         16,000       1,200,000
  Washington Mutual, Inc..........................         80,836       2,859,573
                                                                   --------------
                                                                      194,719,022
                                                                   --------------
FOOD & BEVERAGES -- 1.9%
  Anheuser-Busch Companies, Inc...................         65,000       4,610,936
  Archer-Daniels-Midland Co.......................         77,915       1,202,813
  Bestfoods.......................................         37,800       1,871,100
  Brown-Forman Corp. (Class "B" Stock)............          6,700         436,756
  Campbell Soup Co................................         59,600       2,763,950
  Coca-Cola Co. (b)...............................        329,400      20,587,500
  Coca-Cola Enterprises, Inc......................         54,500       1,621,375
  ConAgra, Inc....................................         64,600       1,719,975
  Coors (Adolph) Co. (Class "B" Stock)............          2,900         143,550
  General Mills, Inc..............................         21,400       1,720,025
  Heinz (H.J.) & Co...............................         47,400       2,375,925
  Hershey Foods Corp..............................         20,300       1,205,312
  Kellogg Co......................................         54,000       1,782,000
  Nabisco Group Holdings Corp.....................      1,226,900      24,001,231
  PepsiCo, Inc....................................        198,400       7,675,600
  Pioneer Hi-Bred International, Inc..............         31,100       1,210,956
  Quaker Oats Co..................................         17,600       1,168,200
  Ralston-Ralston Purina Group....................         42,200       1,284,462
  Sara Lee Corp...................................        123,800       2,808,712
  Seagram Co., Ltd................................         52,600       2,649,725
  Sysco Corp......................................         44,200       1,317,712
  Unilever NV.....................................         75,842       5,289,979
  Whitman Corp....................................        545,200       9,813,600
  Wrigley (William) Jr. Co........................         15,200       1,368,000
                                                                   --------------
                                                                      100,629,394
                                                                   --------------
FOREST PRODUCTS -- 2.0%
  Boise Cascade Corp..............................        665,800      28,546,175
  Champion International Corp.....................        401,600      19,226,600
  Fort James Corp.................................         27,100       1,026,412
  Georgia-Pacific Corp............................        157,800       7,475,775


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FOREST PRODUCTS (CONT'D.)
  International Paper Co..........................         54,582  $    2,756,391
  Louisiana-Pacific Corp..........................        699,700      16,617,875
  Mead Corp.......................................        403,000      16,825,250
  Potlatch Corp...................................          4,700         206,506
  Temple-Inland, Inc..............................          7,100         484,575
  Westvaco Corp...................................         11,900         345,100
  Weyerhaeuser Co.................................         27,000       1,856,250
  Willamette Industries, Inc......................        299,200      13,781,900
                                                                   --------------
                                                                      109,148,809
                                                                   --------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group...........................         10,500         658,219
  Consolidated Natural Gas Co.....................         12,900         783,675
  Peoples Energy Corp.............................          5,700         214,819
  Sempra Energy...................................         30,253         684,474
  Sonat, Inc......................................         13,500         447,187
  Williams Companies, Inc.........................         57,200       2,434,575
                                                                   --------------
                                                                        5,222,949
                                                                   --------------
HOSPITALS/HOSPITAL MANAGEMENT -- 1.2%
  Columbia/HCA Healthcare Corp....................        892,800      20,367,000
  Healthsouth Corp. (a)...........................         55,000         821,562
  Humana, Inc. (a)................................        735,100       9,510,375
  IMS Health, Inc.................................         40,900       1,278,125
  LifePoint Hospitals, Inc. (a)...................         42,447         570,382
  Manor Care, Inc.................................         13,300         321,694
  McKesson HBOC Inc...............................         34,381       1,104,490
  Service Corp. International.....................         40,800         785,400
  Shared Medical Systems Corp.....................          4,200         274,050
  Smith (A.O.) Corp...............................        433,350      12,133,800
  Tenet Healthcare Corp. (a)......................        799,600      14,842,575
  Triad Hospitals, Inc. (a).......................         42,447         573,034
  Wellpoint Health Networks Inc...................          6,000         509,250
                                                                   --------------
                                                                       63,091,737
                                                                   --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.4%
  Clorox Co.......................................         15,200       1,623,550
  Kimberly-Clark Corp.............................         73,000       4,161,000
  Leggett & Platt, Inc............................        470,800      13,094,125
                                                                   --------------
                                                                       18,878,675
                                                                   --------------
HOUSING RELATED -- 1.4%
  Armstrong World Industries, Inc.................          6,500         375,781
  Fleetwood Enterprises, Inc......................          6,100         161,269
  Hanson, PLC, ADR, (United Kingdom)..............      1,221,100      54,186,312
  Kaufman & Broad Home Corp.......................          6,400         159,200
  Lowe's Companies, Inc...........................         48,600       2,755,012
  Masco Corp......................................         44,000       1,270,500
  Maytag Corp.....................................         10,700         745,656
  Newell Rubbermaid Inc...........................         38,355       1,783,507
  Owens Corning...................................        413,400      14,210,626
  Stanley Works...................................          9,900         318,656
  Tupperware Corp.................................          9,900         252,450
  Whirlpool Corp..................................          9,900         732,600
                                                                   --------------
                                                                       76,951,569
                                                                   --------------
INSTRUMENT - CONTROLS
  PE Corp-PE Biosystems Group.....................          6,500         745,875
                                                                   --------------
INSURANCE -- 2.8%
  Aetna, Inc......................................         18,900       1,690,368
  Aflac Inc.......................................         31,000       1,484,125
  Allstate Corp...................................        115,100       4,129,212
  American General Corp...........................         32,400       2,442,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
INSURANCE (CONT'D.)
  American International Group, Inc...............        164,103  $   19,210,306
  Aon Corp........................................         33,450       1,379,812
  Berkley (W.R.) Corp.............................        175,850       4,396,250
  Chubb Corp......................................        237,900      16,534,050
  CIGNA Corp......................................         27,100       2,411,900
  Cincinnati Financial Corp.......................         22,900         860,180
  Conseco, Inc....................................         41,587       1,265,804
  Financial Security Assurance Holdings Ltd.......        140,100       7,285,200
  Hartford Financial Services Group, Inc..........         30,600       1,784,362
  Jefferson-Pilot Corp............................         14,900         986,194
  Lincoln National Corp...........................         26,800       1,401,975
  Loews Corp......................................        178,300      14,107,988
  Marsh & McLennan Companies, Inc.................         34,900       2,634,950
  MBIA, Inc.......................................         13,700         887,075
  MGIC Investment Corp............................         15,100         734,237
  Progressive Corp................................          9,400       1,363,000
  Provident Companies, Inc........................         19,000         760,000
  Reinsurance Group of America, Inc...............        711,900      25,094,475
  SAFECO Corp.....................................        358,700      15,827,637
  St. Paul Companies, Inc.........................         32,500       1,033,906
  Torchmark Corp..................................        425,000      14,503,125
  Trenwick Group, Inc.............................        273,300       6,738,553
  United Healthcare Corp..........................         24,400       1,528,050
  UNUM Corp.......................................         17,100         936,225
                                                                   --------------
                                                                      153,411,109
                                                                   --------------
LEISURE -- 0.3%
  Brunswick Corp..................................         11,200         312,200
  Carnival Corp. (Class "A" Stock)................         81,700       3,962,450
  Disney (Walt) Co................................        278,500       8,581,281
  Harrah's Entertainment, Inc. (a)................         16,400         360,800
  Hilton Hotels Corp..............................         30,800         436,974
  King World Productions, Inc.....................          8,900         309,831
  Marriott International, Inc. (Class "A"
    Stock)........................................         33,700       1,259,538
  Mirage Resorts, Inc. (a)........................         22,500         376,875
                                                                   --------------
                                                                       15,599,949
                                                                   --------------
MACHINERY -- 1.0%
  Briggs & Stratton Corp..........................          4,000         231,000
  Case Corp.......................................        365,300      17,580,063
  Caterpillar, Inc................................         46,800       2,808,000
  Commercial Intertech Corp.......................        115,300       1,837,594
  Cooper Industries, Inc..........................         12,900         670,800
  Deere & Co......................................         32,200       1,275,925
  Delphi Automotive Systems Corp..................        347,454       6,449,615
  Dover Corp......................................         28,000         980,000
  DT Industries, Inc..............................        146,800       1,348,725
  Eaton Corp......................................          9,800         901,600
  Flowserve Corp..................................        161,991       3,067,705
  Global Industrial Technologies, Inc. (a)........        258,100       3,113,331
  Ingersoll-Rand Co...............................         22,300       1,441,138
  Milacron, Inc...................................          6,400         118,400
  Paxar Corp......................................        954,575       8,591,175
  Snap-On, Inc....................................          9,900         358,256
  Timken Co.......................................         10,200         198,900
                                                                   --------------
                                                                       50,972,227
                                                                   --------------


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MANUFACTURING -- 0.3%
  Hussmann International, Inc.....................        272,600  $    4,514,938
  Illinois Tool Works, Inc........................         34,400       2,820,800
  Tyco International Ltd..........................        110,956      10,513,081
                                                                   --------------
                                                                       17,848,819
                                                                   --------------
MEDIA -- 1.9%
  CBS Corp. (a)...................................        359,800      15,628,813
  Central Newspapers, Inc.(Class "A" Stock).......        410,600      15,448,824
  Clear Channel Communications, Inc. (a)(b).......         42,200       2,909,163
  Comcast Corp. (Special Class "A" Stock).........         99,300       3,816,844
  Donnelley (R.R.) & Sons Co......................         15,000         555,938
  Dow Jones & Co., Inc............................         12,600         668,588
  Gannett Co., Inc................................         36,900       2,633,738
  Houghton Mifflin Co.............................        240,700      11,327,944
  Interpublic Group of Companies, Inc.............         17,300       1,498,612
  Knight-Ridder, Inc. (b).........................        248,600      13,657,462
  Lee Enterprises, Inc............................        208,900       6,371,450
  McGraw-Hill, Inc................................         26,600       1,434,738
  Mediaone Group, Inc. (b)........................         81,800       6,083,875
  Meredith Corp...................................          4,600         159,275
  New York Times Co. (Class "A" Stock)............         22,200         817,238
  Time Warner, Inc................................        163,300      12,002,550
  Times Mirror Co. (Class "A" Stock) (b)..........          8,600         509,550
  Tribune Co......................................         16,000       1,394,000
  Viacom, Inc. (Class "B" Stock) (a)..............         95,200       4,188,800
                                                                   --------------
                                                                      101,107,402
                                                                   --------------
METALS-FERROUS -- 0.8%
  AK Steel Holding Corp...........................        606,100      13,637,250
  Allegheny Teledyne, Inc.........................         25,300         572,413
  Bethlehem Steel Corp. (a).......................        924,400       7,106,325
  LTV Corp........................................        841,400       5,626,863
  Material Sciences Corp. (a).....................        397,900       5,968,500
  National Steel Corp. (Class "B" Stock) (a)......        147,300       1,233,637
  Nucor Corp......................................         11,500         545,531
  USX-U.S. Steel Group, Inc.......................        318,800       8,607,600
  Worthington Industries, Inc.....................          9,700         159,444
                                                                   --------------
                                                                       43,457,563
                                                                   --------------
METALS-NON FERROUS -- 1.4%
  Alcan Aluminum Ltd..............................         32,000       1,022,000
  Alcoa, Inc......................................      1,203,500      74,466,563
  Cyprus Amax Minerals Co.........................         15,100         229,331
  Inco Ltd........................................         27,000         486,000
  Reynolds Metals Co..............................          8,900         525,100
                                                                   --------------
                                                                       76,728,994
                                                                   --------------
MINERAL RESOURCES
  ASARCO, Inc.....................................          6,500         122,281
  Burlington Resources, Inc.......................         21,800         942,850
  Homestake Mining Co.............................         34,300         280,831
  Phelps Dodge Corp...............................          7,200         445,950
                                                                   --------------
                                                                        1,791,912
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 1.0%
  AES Corp........................................         25,000       1,453,125
  Coltec Industries, Inc..........................        179,200       3,886,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MISCELLANEOUS - BASIC INDUSTRY (CONT'D.)
  Crane Co........................................         11,100  $      348,956
  Danaher Corp. (b)...............................         16,000         930,000
  Donaldson Co., Inc..............................        448,600      10,990,700
  Ecolab, Inc.....................................         17,300         754,713
  IDEX Corp. (b)..................................        246,700       8,110,263
  ITT Industries, Inc.............................         11,100         423,188
  Laidlaw, Inc....................................         41,300         304,588
  Mark IV Industries, Inc.........................        355,500       7,509,938
  Millipore Corp..................................          7,000         283,938
  NACCO Industries, Inc. (Class "A" Stock)........          1,300          95,550
  Pall Corp.......................................         20,200         448,188
  PPG Industries, Inc.............................         22,200       1,311,188
  Textron, Inc....................................         21,300       1,753,256
  Thermo Electron Corp. (a).......................         17,500         351,093
  Trinity Industries, Inc.........................        214,100       7,172,350
  Wolverine Tube, Inc. (a)........................        155,300       3,901,913
  York International Corp.........................        110,600       4,735,063
                                                                   --------------
                                                                       54,764,410
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.2%
  American Greetings Corp. (Class "A" Stock)......         11,800         355,475
  Black & Decker Corp.............................         12,500         789,063
  Corning, Inc....................................         31,900       2,236,988
  Jostens, Inc....................................          6,300         132,693
  Minnesota Mining & Manufacturing Co.............         53,900       4,685,931
  Polaroid Corp...................................          7,300         201,663
                                                                   --------------
                                                                        8,401,813
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc....................................         21,500         513,313
                                                                   --------------
OIL & GAS -- 2.4%
  Amerada Hess Corp...............................         12,100         719,950
  Anadarko Petroleum Corp.........................         15,300         563,231
  Ashland, Inc....................................          8,700         349,087
  Atlantic Richfield Co...........................         44,500       3,718,531
  Basin Exploration, Inc. (a).....................         71,400       1,432,463
  Cabot Oil & Gas Corp. (Class "A" Stock).........        363,800       6,775,775
  Chevron Corp....................................         86,800       8,262,275
  Coastal Corp....................................         30,500       1,220,000
  Eastern Enterprises.............................          3,300         131,175
  Enron Oil & Gas Co..............................        198,700       4,023,675
  Exxon Corp......................................        324,900      25,057,913
  Kerr-McGee Corp.................................         10,609         532,439
  Mobil Corp......................................        104,700      10,365,300
  Murphy Oil Corp.................................        114,000       5,564,625
  NICOR, Inc......................................          7,800         296,888
  Noble Affiliates, Inc...........................        208,900       5,888,369
  Ocean Energy, Inc...............................        245,500       2,362,938
  Phillips Petroleum Co...........................         35,600       1,791,124
  Pioneer Natural Resources Co....................      1,488,431      16,372,744
  Royal Dutch Petroleum Co........................        286,500      17,261,625
  Sunoco, Inc.....................................         10,800         326,025
  Texaco, Inc.....................................         72,100       4,506,250
  Union Pacific Resources Group, Inc..............         32,200         525,263
  Unocal Corp.....................................         30,800       1,220,450
  USX-Marathon Group..............................         41,800       1,361,113
  Western Gas Resources, Inc......................        423,100       6,769,600
                                                                   --------------
                                                                      127,398,828
                                                                   --------------


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.7%
  Elf Aquitaine SA, ADR, (France).................        513,400  $   37,766,988
  Occidental Petroleum Corp.......................         49,100       1,037,238
                                                                   --------------
                                                                       38,804,226
                                                                   --------------
OIL & GAS SERVICES -- 1.1%
  Apache Corp.....................................         10,900         425,100
  Baker Hughes, Inc...............................         41,740       1,398,290
  Enron Corp......................................         46,800       3,825,900
  Halliburton Co..................................         59,900       2,710,475
  Helmerich & Payne, Inc..........................          8,200         195,263
  McDermott International, Inc....................      1,629,400      46,030,550
  ONEOK, Inc......................................          5,000         158,750
  Rowan Companies, Inc. (a).......................         14,100         259,969
  Schlumberger Ltd................................         75,800       4,827,513
                                                                   --------------
                                                                       59,831,810
                                                                   --------------
PRECIOUS METALS -- 0.2%
  Barrick Gold Corp...............................         52,400       1,015,250
  Battle Mountain Gold Co.........................         37,200          90,674
  Freeport-McMoRan Copper & Gold, Inc. (Class 'B'
    Stock)........................................         22,100         396,419
  Newmont Mining Corp.............................         25,400         504,825
  Placer Dome, Inc................................         28,000         330,750
  Stillwater Mining Co. (a).......................        301,800       9,865,088
                                                                   --------------
                                                                       12,203,006
                                                                   --------------
RAILROADS -- 0.1%
  Burlington Northern Santa Fe Corp...............         67,000       2,077,000
  CSX Corp........................................         29,300       1,327,656
  Kansas City Southern Industries, Inc............         11,000         701,937
  Norfolk Southern Corp...........................         52,400       1,578,550
  Union Pacific Corp..............................         35,300       2,058,431
                                                                   --------------
                                                                        7,743,574
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 1.2%
  Crescent Real Estate Equities Co................      1,377,600      32,718,000
  Equity Residential Properties Trust.............        150,900       6,799,931
  Vornado Realty Trust (a)........................        745,100      26,311,344
                                                                   --------------
                                                                       65,829,275
                                                                   --------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc.........................         19,000         414,438
  McDonald's Corp.................................        184,700       7,630,419
  Tricon Global Restaurants, Inc. (a).............         22,000       1,190,750
  Wendy's International, Inc......................         15,700         444,506
                                                                   --------------
                                                                        9,680,113
                                                                   --------------
RETAIL -- 3.7%
  Albertson's, Inc. (b)...........................         55,761       2,875,177
  AutoZone, Inc. (a)..............................         19,700         593,463
  Best Buy Co., Inc. (a)..........................         10,000         675,000
  Charming Shoppes, Inc. (a)......................      3,332,400      20,306,812
  Circuit City Stores, Inc........................         13,600       1,264,800
  Consolidated Stores Corp........................         13,100         353,700
  Costco Companies, Inc. (a)......................         28,900       2,313,806
  CVS Corp........................................         51,900       2,633,925
  Dayton-Hudson Corp..............................         61,100       3,971,500
  Dillard's, Inc..................................        143,100       5,026,388
  Dollar General Corporation......................         29,000         841,000
  Federated Department Stores, Inc. (a)(b)........         27,500       1,455,781
  Great Atlantic & Pacific Tea Co., Inc...........          6,200         209,638
  Harcourt General, Inc...........................          8,100         417,656

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
RETAIL (CONT'D.)
  Home Depot, Inc.................................        200,900  $   12,945,494
  IKON Office Solutions, Inc......................         21,800         327,000
  J.C. Penney Co., Inc............................         33,800       1,641,413
  Kmart Corp. (a)(b)..............................      2,422,300      39,816,557
  Kohl's Corp. (a)................................         20,800       1,605,500
  Kroger Co. (a)..................................        110,400       3,084,300
  Liz Claiborne, Inc..............................         10,900         397,850
  Longs Drug Stores, Inc..........................          6,300         217,744
  May Department Stores Co........................         45,750       1,870,031
  Nordstrom, Inc. (b).............................         20,200         676,700
  Office Depot, Inc...............................         22,500         496,406
  Pep Boys - Manny, Moe & Jack....................          9,327         201,696
  Rite Aid Corp...................................         36,000         886,500
  Safeway, Inc. (a)...............................         66,000       3,267,000
  Sears, Roebuck & Co.............................         50,500       2,250,406
  Sherwin-Williams Co.............................         22,500         624,375
  Staples, Inc. (a)...............................         59,200       1,831,500
  Supervalu, Inc..................................         15,300         393,019
  Tandy Corp......................................         25,600       1,251,200
  The Gap, Inc....................................        114,300       5,757,863
  The Limited, Inc................................        753,340      34,182,803
  TJX Companies, Inc..............................         42,000       1,399,125
  Toys 'R' Us, Inc. (a)...........................        387,800       8,022,613
  Wal-Mart Stores, Inc............................        594,200      28,670,150
  Walgreen Co.....................................        136,600       4,012,625
  Winn-Dixie Stores, Inc..........................         19,500         720,281
                                                                   --------------
                                                                      199,488,797
                                                                   --------------
RUBBER -- 0.2%
  Cooper Tire & Rubber Co.........................         12,800         302,400
  Goodyear Tire & Rubber Co.......................        181,800      10,692,113
                                                                   --------------
                                                                       10,994,513
                                                                   --------------
TELECOMMUNICATIONS -- 3.4%
  Alcatel Alsthom, ADR, (France)..................        513,000      14,556,374
  Alltel Corp.....................................         38,300       2,738,450
  Ameritech Corp..................................        147,100      10,811,850
  Andrew Corp. (a)................................         14,300         270,806
  AT&T Corp. (b)..................................        420,572      23,473,175
  Bell Atlantic Corp..............................        208,900      13,656,838
  BellSouth Corp..................................        258,700      12,126,563
  CenturyTel, Inc.................................         11,700         465,075
  Frontier Corp...................................         21,200       1,250,800
  General Instrument Corp.........................         24,000       1,020,000
  GTE Corp........................................        128,600       9,741,450
  Lucent Technologies, Inc........................        402,730      27,159,104
  MCI Worldcom, Inc...............................        245,970      21,214,913
  Nextel Communications, Inc. (Class "A" Stock)
    (a)...........................................         38,400       1,927,200
  Nortel Networks Corp............................         88,700       7,700,269
  SBC Communications, Inc.........................        264,100      15,317,800
  Scientific-Atlanta, Inc.........................          8,200         295,200
  Sprint Corp.....................................        120,400       6,358,625
  Sprint Corp. (PCS Group)........................         54,350       3,104,744
  Tellabs, Inc. (a)...............................         53,000       3,580,813
  US West, Inc....................................         67,241       3,950,409
  Vodafone Group, ADR, PLC (United Kingdom).......         10,200       2,009,400
                                                                   --------------
                                                                      182,729,858
                                                                   --------------
TEXTILES
  National Service Industries, Inc................          4,900         176,400
  Pillowtex Corp. (a).............................         73,932       1,206,016


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
TEXTILES (CONT'D.)
  Russell Corp....................................          5,900  $      115,050
  Springs Industries, Inc.........................          3,300         143,963
  VF Corp.........................................         16,700         713,925
                                                                   --------------
                                                                        2,355,354
                                                                   --------------
TOBACCO -- 0.2%
  RJR Nabisco Holdings, Inc.......................        395,333      12,453,011
  UST, Inc........................................         24,100         704,925
                                                                   --------------
                                                                       13,157,936
                                                                   --------------
TOYS
  Hasbro, Inc.....................................         27,500         768,281
  Mattel, Inc. (b)................................         44,300       1,171,181
                                                                   --------------
                                                                        1,939,462
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp. (a)(b)....................         38,200       2,072,350
  Ryder System, Inc...............................          9,400         244,400
  Yellow Corp. (a)................................        178,700       3,171,925
                                                                   --------------
                                                                        5,488,675
                                                                   --------------
UTILITY - ELECTRIC -- 0.6%
  Ameren Corp.....................................         18,400         706,100
  American Electric Power Co., Inc. (b)...........         26,800       1,006,675
  Carolina Power & Light Co.......................         20,800         890,500
  Central & South West Corp.......................         28,300         661,512
  CINergy Corp....................................         20,700         662,400
  CMS Energy Corp.................................         11,000         460,625
  Consolidated Edison, Inc. (b)...................         31,200       1,411,800
  Constellation Energy Group......................         18,800         556,950
  Dominion Resources, Inc.........................         27,400       1,186,763
  DTE Energy Co...................................         19,900         796,000
  Duke Energy Corp................................         49,700       2,702,437
  Edison International............................         46,700       1,249,225
  Entergy Corp. (b)...............................         34,400       1,075,000
  FirstEnergy Corp. (a)...........................         32,300       1,001,300
  Florida Progress Corp...........................          7,000         289,187
  FPL Group, Inc..................................         24,000       1,311,000
  GPU, Inc........................................         16,900         712,969
  New Century Energies, Inc.......................         15,000         582,187
  Niagara Mohawk Holdings Inc. (a)................         24,300         390,319
  Northern States Power Co........................         24,200         585,338
  Pacific Gas & Electric Co.......................         51,700       1,680,250
  PacifiCorp......................................         39,300         722,137
  PECO Energy Co..................................         29,600       1,239,500
  PP&L Resources, Inc.............................         20,900         642,675
  Public Service Enterprise Group, Inc............         29,600       1,209,900
  Reliant Energy, Inc.............................         37,400       1,033,175
  Southern Co.....................................         94,800       2,512,200
  Texas Utilities Co..............................         37,100       1,530,375
  Unicom Corp.....................................         31,000       1,195,437
                                                                   --------------
                                                                       30,003,936
                                                                   --------------
WASTE MANAGEMENT -- 0.3%
  Waste Management, Inc...........................        251,062      13,494,582
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,401,007,961)..........................................   2,888,674,137
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS -- 32.7%                               RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CORPORATE BONDS -- 25.6%
AEROSPACE
  Lockheed Martin Corp.,
    6.85%, 05/15/01...............................       A3       $     400  $      404,156
                                                                             --------------
AIRLINES -- 1.9%
  Continental Airlines, Inc.,
    8.00%, 12/15/05...............................      Ba2          12,820      12,237,203
    7.461%, 04/01/15..............................      Aa3           8,459       8,573,225
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         14,335      17,005,897
    10.375%, 02/01/11.............................      Ba1          16,250      19,644,300
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         19,500      22,023,105
    11.21%, 05/01/14..............................      Baa3         17,500      22,401,050
                                                                             --------------
                                                                                101,884,780
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.4%
  California Infrastructure,
    6.17%, 03/25/03...............................      Aaa           4,000       4,007,480
  Chase Manhattan Credit Master Trust, Series
    1996-3,
    7.04%, 02/15/05...............................      Aaa          11,000      11,147,730
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,500       4,408,560
                                                                             --------------
                                                                                 19,563,770
                                                                             --------------
AUTO-CARS & TRUCKS -- 1.4%
  Ford Motor Co.,
    6.375%, 02/01/29 (b)..........................       A1          17,500      15,191,575
  Lear Corp.,
    7.96%, 05/15/05...............................      Ba1          15,500      14,996,250
  Navistar International Corp.,
    7.00%, 02/01/03...............................      Ba1          11,500      11,212,500
  TRW, Inc.,
    6.45%, 06/15/01...............................      Baa1         32,800      32,830,750
                                                                             --------------
                                                                                 74,231,075
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 1.7%
  Bank of Nova Scotia (Canada),
    6.50%, 07/15/07...............................       A1           5,400       5,362,875
  Bayerische Landesbank Girozentrale, (Germany),
    5.875%, 12/01/08..............................      Aaa          12,500      11,598,875
  Central Hispano Leasing
    5.496%, 04/28/05..............................       A3           5,000       4,991,050
  Deutsche Bank,
    7.872%, 12/29/49..............................       A1           3,700       3,582,044
  HSBC Holding PLC,
    7.50%, 07/15/09...............................       A2           8,900       8,991,937
  Kansallis-Osake-Pankki, (Finland),
    8.65%, 01/01/49...............................      Baa1          9,000       9,020,700
  Key Bank NA,
    5.80%, 04/01/04 (b)...........................      Aa3          20,000      19,350,400
  National Australia Bank, (Australia),
    6.40%, 12/10/07 (b)...........................       A1           8,700       8,645,364
    6.60%, 12/10/07 (b)...........................       A1           5,000       4,825,550
  Okobank, (Finland),
    6.561%, 09/27/49..............................       A3          16,250      16,201,250
                                                                             --------------
                                                                                 92,570,045
                                                                             --------------
                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CABLE & PAY TELEVISION SYSTEMS -- 0.9%
  British Sky Broadcasting, Inc.,
    6.875%, 02/23/09..............................      Baa2      $  12,500  $   11,403,875
  Cable & Wire Communications PLC (United
    Kingdom),
    6.75%, 12/01/08...............................      Baa1          3,050       2,935,961
  CSC Holdings, Inc.,
    7.875%, 12/15/07..............................      Ba2           4,400       4,367,616
    7.25%, 07/15/08...............................      Ba2           5,500       5,239,850
  Rogers Cablesystems, Inc., Sr. Sec'd Notes
    (Canada), (Canada),
    10.00%, 03/15/05..............................      Ba3           2,000       2,140,000
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1           8,500       8,524,565
    9.875%, 06/15/22..............................      Baa3         12,878      16,426,790
                                                                             --------------
                                                                                 51,038,657
                                                                             --------------
CHEMICALS -- 0.5%
  ICI Wilmington Inc.,
    9.50%, 11/15/00...............................      Baa1          6,500       6,769,035
  Lyondell Chemical Co.,
    9.625%, 05/01/07..............................      Ba3           4,500       4,601,250
  Rohm & Haas Co.,
    6.95%, 07/15/04...............................       A3           7,400       7,391,052
    7.85%, 07/15/29...............................       A3           6,100       6,095,547
                                                                             --------------
                                                                                 24,856,884
                                                                             --------------
COMPUTERS -- 0.1%
  International Business Machine Corp.,
    5.625%, 04/12/04..............................       A1           3,500       3,363,500
                                                                             --------------
CONSULTING
  Comdisco, Inc.
    6.375%, 11/30/01..............................      Baa1          2,700       2,692,845
                                                                             --------------
CONTAINERS -- 0.6%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          34,000      32,686,920
                                                                             --------------
DIVERSIFIED OPERATIONS -- 0.6%
  Cox Enterprises, Inc.,
    6.625%, 06/14/02..............................      Baa1          5,200       5,196,516
  Seagram (J.) & Sons,
    5.79%, 04/15/01...............................      Baa3         20,000      19,742,000
  Tyco International Group, SA,
    6.125%, 06/15/01..............................      Baa1          5,000       4,973,550
    6.895%, 1/15/29...............................      Baa1          3,500       3,218,223
                                                                             --------------
                                                                                 33,130,289
                                                                             --------------
DRUGS & MEDICAL SUPPLIES -- 0.1%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11...............................      Baa2          8,000       7,860,000
                                                                             --------------
FINANCIAL SERVICES -- 6.3%
  Calair Capital Corp.,
    8.125%, 04/01/08..............................      Ba2           6,000       5,587,500
  Capital One Financial Corp.,
    7.25%, 05/01/06...............................      Ba1           6,800       6,587,500
  Chrysler Financial Corp.,
    5.25%, 10/22/01...............................       A1           7,050       6,891,798

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FINANCIAL SERVICES (CONT'D.)
  Citibank Credit Card Master Trust,
    6.10%, 05/15/08...............................       NR       $  44,000  $   43,080,400
  Comdisco Inc.,
    6.32%, 11/27/00...............................      Baa1         19,000      19,017,670
  Conseco, Inc.,
    7.60%, 06/21/01...............................      Ba1           2,500       2,507,025
    8.70%, 11/15/26...............................      Ba2           2,408       2,157,881
    8.70%, 04/01/27...............................      Ba2           5,700       5,157,930
  Donaldson Lufkin & Jenrette,
    5.74%, 05/01/01...............................       A3          10,000       9,881,500
  Dresdner Funding Trust,
    8.15%, 06/30/31...............................      Aa2          20,800      20,032,896
  Enterprise Rent-A-Car USA Finance Co.,
    6.35%, 01/15/01...............................      Baa3         21,000      20,890,800
    6.95%, 03/01/04...............................      Baa2          7,500       7,394,250
  FMR Corp.,
    7.57%, 06/15/29...............................      Aa3             525         523,110
  General Motors Acceptance Corp.,
    5.95%, 03/14/03...............................       A2          21,500      20,994,535
  Heller Financial, Inc.,
    6.00%, 03/19/04...............................       A3           4,900       4,743,249
  International Lease Finance Corp.,
    6.00%, 05/15/02...............................       A1          43,100      42,644,433
  Marsh & Mclennan Cos., Inc.,
    6.625%, 06/15/04..............................       A2           5,370       5,377,357
  MBNA Corp.,
    5.90%, 08/15/11...............................      Aaa          29,800      28,104,274
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,094,075
  Morgan Stanley, Dean Witter Discover & Co.,
    M.T.N.,
    6.09%, 03/09/11...............................       A1          15,000      14,940,600
  Salomon, Inc., M.T.N.,
    6.59%, 02/21/01...............................      Baa1          8,250       8,302,883
    7.25%, 05/01/01...............................      Baa1          8,625       8,780,250
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          11,625      11,591,396
  Goldman Sachs Group, Inc.,
    5.56%, 01/11/01...............................       A1           4,200       4,168,500
  Lehman Brothers Holdings, Inc.,
    6.625%, 04/01/04 (b)..........................      Baa1         21,910      21,343,407
    6.625%, 02/05/06 (b)..........................      Baa1          7,710       7,507,227
  Salomon, Inc.,
    6.75%, 08/15/03...............................      Baa1          5,000       5,022,250
                                                                             --------------
                                                                                341,324,696
                                                                             --------------
FOOD & BEVERAGE -- 0.2%
  Archer-Daniels Midland Co.,
    6.625%, 05/01/29..............................      Aa3           8,900       8,146,971
  Coca-Cola Bottling Co.,
    6.375%, 05/01/09..............................      Baa2          3,500       3,285,275
                                                                             --------------
                                                                                 11,432,246
                                                                             --------------
                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FOREST PRODUCTS -- 0.6%
  Fort James Corp.,
    6.234%, 03/15/11..............................      Baa3      $  11,000  $   10,900,450
  Scotia Pacific Co.,
    7.71%, 01/20/14...............................       NR          29,500      21,387,500
                                                                             --------------
                                                                                 32,287,950
                                                                             --------------
INDUSTRIAL -- 0.1%
  Compania Sud Americana de Vapores, S.A.,
    (Chile),
    7.375%, 12/08/03..............................      Baa           3,650       3,465,383
                                                                             --------------
LEISURE & TOURISM -- 0.4%
  Carnival Corp.,
    5.65%, 10/15/00...............................       A2           5,000       4,968,700
  ITT Corp.,
    6.25%, 11/15/00...............................      Baa2          5,183       5,068,093
    6.75%, 11/15/03...............................      Baa2         14,000      13,130,320
                                                                             --------------
                                                                                 23,167,113
                                                                             --------------
MEDIA -- 0.4%
  Liberty Media Group,
    7.875%, 07/15/09..............................      Baa3          2,400       2,385,696
    8.50%, 07/15/29...............................      Baa3          4,200       4,188,534
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,299,563
  United News & Media PLC,
    7.25%, 07/01/04 (b)...........................      Baa2          4,780       4,736,502
                                                                             --------------
                                                                                 20,610,295
                                                                             --------------
OIL & GAS -- 0.5%
  Atlantic Richfield Co.,
    5.55%, 04/15/03...............................       A2          22,500      22,014,000
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,936,080
                                                                             --------------
                                                                                 25,950,080
                                                                             --------------
OIL & GAS SERVICES -- 0.4%
  KN Energy, Inc.,
    6.30%, 03/01/21...............................      Baa2         20,000      19,931,200
                                                                             --------------
RAILROADS -- 0.2%
  Norfolk Southern Corp.,
    6.875%, 05/01/01..............................      Baa1         11,000      11,108,460
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 2.1%
  Duke Realty L.P.,
    7.30%, 06/30/03...............................      Baa2          4,350       4,381,320
  EOP Operating, L.P.,
    6.375%, 01/15/02..............................      Baa1          5,000       4,935,900
    6.50%, 06/15/04...............................      Baa1          6,000       5,760,600
    6.625%, 02/15/05..............................      Baa          18,187      17,542,816
  Equity Residential Properties Trust,
    6.15%, 09/15/00...............................       A3          25,000      24,837,500
  ERP Operating, L.P.,
    7.10%, 06/23/04...............................       A3           2,375       2,376,686
    6.63%, 04/13/15...............................       A3           9,200       8,876,712
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      23,125,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REAL ESTATE INVESTMENT TRUST (CONT'D.)
  Hanson Overseas B.V.,
    7.375%, 01/15/03..............................       A3       $   4,000  $    4,065,680
  Simon Debartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,804,375
                                                                             --------------
                                                                                112,706,589
                                                                             --------------
RETAIL -- 1.1%
  Federated Department Stores, Inc.,
    8.50%, 06/15/03...............................      Ba1          34,890      36,937,694
  Kroger Co.,
    6.34%, 06/01/01 (b)...........................      Baa3         10,450      10,361,828
    7.25%, 06/01/09 (b)...........................      Baa3          6,000       5,973,750
    7.70%, 06/01/29 (b)...........................      Baa3          3,450       3,415,500
                                                                             --------------
                                                                                 56,688,772
                                                                             --------------
TELECOMMUNICATIONS -- 3.6%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          23,776      24,120,514
    7.60%, 04/01/09...............................      Ba1          12,885      13,376,563
  Airtouch Communications, Inc.,
    7.00%, 10/01/03...............................      Baa2         16,800      17,109,288
  Cox Communications, Inc.,
    6.94%, 10/01/01 (b)...........................      Baa2          4,000       4,030,840
  Electric Lightwave, Inc.,
    6.05%, 05/15/04...............................       A2           5,300       5,124,252
  GTE Corp.,
    9.375%, 12/01/00..............................      Baa1         11,000      11,496,760
  Lucent Technologies, Inc.,
    6.45%, 03/15/29 (b)...........................       A2          17,500      15,830,675
  Qwest Communications International Inc.,
    7.50%, 11/01/08...............................      Ba1          31,200      30,264,000
  Sprint Corp.,
    6.875%, 11/15/28..............................      Baa1         13,000      11,786,060
  Telecom De Peurto Rico,
    6.15%, 05/15/02...............................      Baa2         10,500      10,385,865
    6.65%, 05/15/06...............................      Baa2         10,700      10,390,449
    6.80%, 05/15/09...............................      Baa2          9,000       8,645,670
  Worldcom Inc.,
    6.125%, 08/15/01..............................      Baa2         15,600      15,550,704
    6.95%, 08/15/28...............................      Baa2         17,700      16,778,715
                                                                             --------------
                                                                                194,890,355
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.1%
  Ryder Systems, Inc.,
    7.51%, 03/24/00...............................      Baa1          3,000       3,031,080
                                                                             --------------
UTILITIES -- 1.1%
  AES Corp., Sr. Notes,
    9.50%, 06/01/09 (b)...........................      Ba1           4,500       4,623,750
  Calenergy Co., Inc.,
    6.96%, 09/15/03 (b)...........................      Ba1          15,000      14,869,500
  CMS Energy Corp.,
    8.00%, 07/01/01 (b)...........................      Ba3           7,200       7,182,000
                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                            RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
UTILITIES (CONT'D.)
  Edison Mission Energy,
    7.73%, 06/15/09...............................       A3       $   5,000  $    5,051,800
  Niagara Mohawk Power,
    7.00%, 10/01/00...............................      Ba3          25,000      25,088,000
  Pennsylvania Electric Co.,
    5.75%, 04/01/04...............................       A2           3,600       3,490,416
                                                                             --------------
                                                                                 60,305,466
                                                                             --------------
WASTE MANAGEMENT -- 0.3%
  USA Waste Service,
    6.125%, 07/15/01..............................      Baa3         15,695      15,600,987
                                                                             --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 5.8%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................                   11,800       3,141,750
  United States Treasury Bonds,
    7.50%, 11/15/24...............................                   38,800      45,105,000
    5.25%, 11/15/28...............................                  221,355     196,211,286
  United States Treasury Notes,
    5.75%, 11/15/00 (b)...........................                   11,700      11,749,374
    5.25%, 05/15/04 (b)...........................                   13,255      13,025,158
    7.50%, 02/15/05 (b)...........................                   18,450      19,862,532
    6.50%, 05/15/05 (b)...........................                    7,760       7,997,611
    4.75%, 11/15/08 (b)...........................                   15,000      13,774,200
                                                                             --------------
                                                                                310,866,911
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 1.3%
  Quebec Province, (Canada),
    7.50%, 07/15/23 (b)...........................       A1           9,300       9,454,938
  Republic of Columbia, (Columbia),
    9.75%, 04/23/09 (b)...........................      Baa3          4,500       3,712,500
  Republic of Mexico, (Mexico),
    5.874%, 12/31/19..............................      Ba2           9,750       8,214,375
    5.875%, 12/31/19..............................      Ba2          10,450       8,804,125
  Republic of Panama, (Panama),
    4.00%, 07/17/14...............................      Ba1          10,600       7,963,250
  Republic of Philippines, (Philippines),
    8.875%, 04/15/08..............................      Ba1           5,400       5,254,416
  Republic of Poland, (Poland),
    4.00%, 10/27/24...............................      Baa3         11,300       7,288,500
  United Mexican States, (Mexico),
    10.375%, 02/17/09.............................       NR          21,500      21,564,500
                                                                             --------------
                                                                                 72,256,604
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,814,851,285)....................................................   1,759,907,108
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

PREFERRED                                                                        VALUE
STOCKS -- 0.9%                                                   SHARES         (NOTE 2)
                                                              -------------  --------------
FINANCIAL SERVICES -- 0.5%
  Central Hispano Capital Corp.,............................      1,000,000  $   25,250,000
                                                                             --------------
TELECOMMUNICATIONS -- 0.4%
  Telecomunicacoes Brasileiras S.A., ADR....................        223,400      20,147,888
                                                                             --------------
TOTAL PREFERRED STOCKS
  (cost $47,967,832).......................................................      45,397,888
                                                                             --------------

WARRANTS                                                          UNITS
                                                              -------------
  Telebras-Spons ADR (b)....................................        223,400          13,963
                                                                             --------------
    (cost $20,797)
TOTAL LONG-TERM INVESTMENTS
  (cost $4,263,847,875)....................................................   4,699,055,146
                                                                             --------------

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT
SHORT-TERM INVESTMENTS -- 20.8%                        RATING       (000)
                                                    ------------  ---------
COMMERCIAL PAPER -- 5.6%
  Abbey National Treasury,
    5.85%, 07/01/99...............................       P1       $   1,700       1,700,000
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................       P1          10,000       9,942,200
  BellSouth Telecommunications,
    5.18%, 07/14/99...............................       P1             600         598,879
  Caterpillar Financial,
    5.30%, 07/09/99...............................       P1           1,721       1,718,973
  CXC, Inc.,
    5.15%, 08/20/99 (c)...........................       P1          44,678      44,678,125
  Dayton Hudson Corp.,
    5.18%, 07/12/99 (c)...........................       P1          14,976      14,976,258
  Eastman Kodak Co.,
    5.40%, 07/08/99...............................       P1             600         599,370
  Enterprise Funding Corp.,
    5.35%, 07/14/99...............................       P1           1,700       1,696,716
  Federated Department Stores,
    5.05%, 07/12/99 (c)...........................       P1           9,985       9,984,569
  Fortune Brands,
    5.80%, 07/01/99...............................       P1           1,700       1,700,000
  Gateway Fuel,
    5.80%, 07/01/99...............................       P1           1,700       1,700,000
  General Motors Acceptance Corp.,
    5.04%, 08/23/99 (c)...........................       P1          15,435      15,434,619
  Halliburton Co.,
    5.40%, 07/13/99...............................       P1             537         536,033
  Heinz Co.,
    5.35%, 07/07/99...............................       P1           1,500       1,498,662
  Heller Financial, Inc.,
    5.35%, 07/08/99 (c)...........................       P1          12,487      12,486,997
  Ing American Insurance Holdings,
    5.80%, 07/01/99...............................       P1           1,700       1,700,000
  Merrill Lynch & Co. Inc,
    5.27%, 07/12/99...............................       P1           1,701       1,698,263
  Monte Rosa Capital Corp.,
    4.92%, 07/15/99 (c)...........................       P1          55,083      55,083,405

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                        RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER (CONT'D.)
  Proctor & Gamble,
    5.20%, 07/13/99...............................       P1       $     400  $      399,305
  Public Services Company of Colorado
    5.20%, 07/02/99 (c)...........................       P1          17,248      17,247,508
  Raytheon Co.
    5.25%, 07/23/99 (c)...........................       P1          49,840      49,839,583
  Rohm & Haas Co.
    5.75%, 07/06/99 (c)...........................       P1          35,971      35,971,250
  Ryder Systems, Inc.
    5.08%, 07/02/99 (c)...........................       P1           3,500       3,499,506
  Sonoco Products,
    5.80%, 07/01/99...............................       P1           1,700       1,700,000
  Southern California Edison,
    5.25%, 07/12/99...............................       P3             600         599,038
  Tele-Communications, Inc.,
    6.375%, 09/15/99..............................       P1           6,400       6,413,760
    7.375%, 02/15/00..............................       P1           6,000       6,059,400
  Triple-A ONE Plus,
    5.35%, 07/06/99...............................       P1           1,700       1,698,737
  Wells Fargo & Company,
    6.00%, 07/01/99...............................       P3           1,700       1,700,000
  Windmill Funding Corp.,
    5.40%, 07/13/99...............................       P1             600         598,920
                                                                             --------------
                                                                                303,460,076
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 4.5%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N., (Colombia),
    8.625%, 06/02/00..............................       NR           5,500       5,438,125
  Banco Ganadero, SA, M.T.N., (Colombia),
    9.75%, 08/26/99...............................       NR           9,600       9,595,839
  Capital One Bank,
    6.844%, 06/13/00..............................      Baa3         23,900      24,042,205
  Comdisco, Inc.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,539,000
  Dayton Hudson Corp.,
    5.95%, 06/15/00...............................       A3           9,000       9,012,510
  General Electric Capital International Funding,
    5.07%, 08/09/99 (c)...........................       NR           9,945       9,945,075
  Conoco, Inc.,
    5.20%, 07/06/99 (c)...........................      Baa1         19,986      19,985,556
    5.22%, 07/13/99 (c)...........................       NR          24,957      24,956,500
    5.22%, 07/14/99 (c)...........................       NR           5,989       5,988,690
  MCI Worldcom Inc.,
    5.05%, 07/09/99 (c)...........................      Baa2          9,989       9,988,778
    5.20%, 07/09/99 (c)...........................      Baa3         25,977      25,977,467
  Okobank Sub NT,
    7.225% 10/29/49 (d)...........................       NR           9,000       9,000,000
    7.900% 10/29/49 (d)...........................       NR           3,500       3,500,000
  Rider Systems, Inc.,
    8.34%, 01/26/00...............................      Baa1          5,000       5,062,050
  Xerox Capital Corp.,
    5.80%, 07/11/99 (c)...........................      Baa1         67,300      67,300,000
                                                                             --------------
                                                                                240,033,460
                                                                             --------------
TIME DEPOSIT -- 0.4%
  Deutsche Bank AG,
    5.125%, 07/11/99 (c)..........................       NR          21,696      21,696,000
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                        RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REPURCHASE AGREEMENTS -- 10.1%
  Joint Repurchase Agreement Account,
    4.775%, 07/01/99 (Note 5).....................                $ 536,057  $  536,057,000
                                                                             --------------
  Merrill Lynch Triparty Repurchase Agreement
    Account,
    5.10%, 07/02/99 (e)...........................                   10,000      10,000,000
                                                                             --------------
U.S. GOVERNMENT OBLIGATIONS -- 0.2%
  United States Treasury Bill,
    4.545%, 9/16/99...............................                    9,500       9,408,563
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,111,308,034)....................................................   1,120,655,099
                                                                             --------------
TOTAL INVESTMENTS -- 108.0%
  (cost $5,375,155,909; Note 6)............................................   5,814,648,192
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (f).............................
                                                                                  3,223,625
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.0)%............................
                                                                               (432,697,757)
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,385,174,060
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR       American Depository Receipt
  L.P.      Limited Partnership
  M.T.N.    Medium Term Note
  PLC       Public Limited Company (British Corporation)

(a)  Non-income producing security.

(b) Portion of securities on loan with an aggregate market value of $438,010,615; cash collateral of $443,760,219 was received with which the portfolio purchased securities.

(c) Represents security purchased with cash collateral received for securities on loan.

(d) Indicates a variable rate security. The maturity date presented for this instrument is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 1999.

(e) Merrill Lynch Triparty Repurchase Agreement, repurchase price $10,002,833, due 7/2/99. The value of the collateral including accrued interest was $10,202,408.

(f)  Open Future Contracts as of June 30, 1999 are as follows:

 NUMBER OF                            EXPIRATION      VALUE AT          VALUE AT       APPRECIATION/
 CONTRACTS            TYPE               DATE        TRADE DATE      JUNE 30, 1999      DEPRECIATION
 Long Positions:
    24       S&P 500 Index              Sep 99      $    8,071,125   $   8,290,200      $    219,075
    588      U.S. Treasury Bond         Sep 99      $  359,300,165   $ 354,789,032      $ (4,511,133)
    527      U.S. Treasury Note         Sep 99      $   56,841,687   $  57,443,000      $    601,313
                                                                                       --------------
                                                                                        $ (3,690,745)
                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           HIGH YIELD BOND PORTFOLIO
JUNE 30, 1999 (UNAUDITED)


LONG-TERM INVESTMENTS -- 94.0%                                                              PRINCIPAL
                                                     MOODY'S      INTEREST     MATURITY      AMOUNT              VALUE
CORPORATE BONDS -- 85.7%                              RATING        RATE         DATE         (000)             (NOTE 2)
                                                   ------------  -----------   --------  ---------------     --------------
AEROSPACE -- 0.6%
  Be Aerospace, Inc., Sr. Sub. Notes, AB.........       B1           9.50%     11/01/08  $         1,000     $    1,020,000
  Compass Aerospace Corp., Sr. Sub. Notes........      Caa1        10.125%     04/15/05            1,500          1,350,000
  Sequa Corp., Sr. Sub. Notes....................       B3          9.375%     12/15/03            2,000          2,050,000
  Stellex Industries, Inc., Sr. Sub. Notes.......       B3           9.50%     11/01/07            1,000            860,000
                                                                                                             --------------
                                                                                                                  5,280,000
                                                                                                             --------------
AUTOMOTIVE PARTS -- 2.2%
  AM General Corp., Sr. Notes....................       B3         12.875%     05/01/02            3,700          3,515,000
  Hayes Lemmerz International, Inc., Notes.......       B2           8.25%     12/15/08              800            756,000
  Hayes Wheels Int'l, Inc., Sr. Sub. Notes.......       B2          9.125%     07/15/07            1,000          1,004,062
  Jl French Auto Casting, Sr. Sub. Notes.........       B3          11.50%     06/01/09            2,500(e)       2,553,125
  JPS Automotive Products Corp., L.P., Sr.
    Notes........................................       B2         11.125%     06/15/01            3,750          3,960,937
  Paragon Corp Holdings, Sr. Notes...............       B3          9.625%     04/01/08            2,000          1,160,000
  Stanadyne Automotive, Sr. Sub. Notes...........      Caa          10.25%     12/15/07            3,000          2,580,000
  Venture Holdings Trust, Sr. Notes..............       NR           9.50%     07/01/05            2,050          1,962,875
                                                                                                             --------------
                                                                                                                 17,491,999
                                                                                                             --------------
BROADCASTING & OTHER MEDIA -- 5.5%
  AMC Entertainment, Inc. Sr. Sub. Notes.........       B3           9.50%     02/01/11            1,605          1,512,713
  Ackerley Group, Sr. Sub. Notes.................       B2           9.00%     01/15/09            6,000          5,895,000
  American Lawyer Media Holdings, Inc., Sr. Disc.
    Notes, Zero Coupon
    (until 12/15/02).............................       B3          12.25%     12/15/08            3,000          1,972,500
  Capstar Broadcasting Partners, Inc., Sr. Sub.
    Notes........................................       B2           9.25%     07/01/07              875            904,531
  Chancellor Media Corp., Sr. Sub. Notes.........       B1           9.00%     10/01/08            5,375          5,442,188
  Globo Communicacoes, Sr. Notes (Brazil)........       NR          10.50%     12/20/06            1,300            929,500
  Grupo Televisa SA, Sr. Disc. Notes, Zero Coupon
    (until 05/15/01).............................      Ba2          13.25%     05/15/08            2,350          1,903,500
  Imax Corp., Sr. Notes..........................      Ba2          7.875%     12/01/05              500            471,250
  Liberty Group Publishing, Sr. Disc. Notes, Zero
    Coupon (until 02/01/03)......................      Caa1        11.625%     02/01/09              550            297,000
  Lin Holdings Corp., Sr. Disc. Notes, Zero
    Coupon (until 03/01/03)......................       B3          10.00%     03/01/08              500            333,750
  Mail-Well Corp., Sr. Sub. Notes................       B1           8.75%     12/15/08            4,750          4,583,750
  Radio Unica, Sr. Disc. Note, Zero Coupon (until
    08/01/02)....................................       NR          11.75%     08/01/06            4,750          2,731,250
  SFX Entertainment, Sr. Sub. Notes..............       B3          9.125%     12/01/08            4,000          3,840,000
  Shop At Home, Inc., Sr. Sec'd. Notes...........       B1          11.00%     04/01/05              750            750,000
  Spectrasite Holdings, Inc., Sr. Disc. Notes,
    Zero Coupon (until 04/15/04).................       NR          11.25%     04/15/09              900            510,750
  Susquehanna Media Co., Sr. Sub. Notes..........       B1           8.50%     05/15/09            1,800          1,782,000
  TV Azteca SA de CV, Sr. Notes (Mexico).........       NR          10.50%     02/15/07            2,850          2,151,750
  TVN Entertainment Corp., Sr. Notes.............       NR          14.00%     08/01/08            3,750          3,112,500
  Transwestern Publishing, Sr. Disc. Notes, Zero
    Coupon (until 11/15/02)......................       B3         11.875%     11/15/08            3,650          2,518,500
  World Color Press, Sr. Sub. Notes..............       B1           7.75%     02/15/09            2,375          2,208,750
  World Color Press, Sr. Sub. Notes..............       B1          8.375%     11/15/08              875            855,313
                                                                                                             --------------
                                                                                                                 44,706,495
                                                                                                             --------------
BUILDING & RELATED INDUSTRIES -- 2.7%
  Ainsworth Lumber Co., Ltd., Bonds..............       B3          12.50%     07/15/07            4,125          4,609,688
  Engle Homes, Inc., Sr. Notes...................       B1           9.25%     02/01/08            2,300(e)       2,196,500
  Falcon Building Products, Inc., Sr. Sub. Disc.
    Notes, Zero Coupon
    (until 06/15/02).............................       NR          10.50%     06/15/07            1,075            720,250
  Formica Corp., Sr. Sub. Notes..................       B3         10.875%     03/01/09            5,000(e)       4,812,500
  New Millenium Homes, Sr. Notes, Zero Coupon
    (until 12/01/99).............................       NR          14.00%     09/03/04            3,000          2,640,000
  Presley Co., Sr. Sub. Notes....................       B2          12.50%     07/01/01            5,982          5,323,980
  Webb (Del E.), Sr. Sub. Deb....................       B2          9.375%     05/01/09              500            473,750
  Wickes Lumber Co., Sr. Notes...................       B3         11.625%     12/15/03            1,000            870,000
                                                                                                             --------------
                                                                                                                 21,646,668
                                                                                                             --------------
CABLE -- 6.9%
  Adelphia Communications Corp., Sr. Notes.......       B1          7.875%     05/01/09            2,500          2,318,750
  Adelphia Communications Co., PIK, Sr. Notes....       B3           9.50%     02/15/04               43             44,275
  Adelphia Communications Corp., Sr. Notes.......       B2          10.50%     07/15/04              500            533,750
  Avalon Cable Holding, Sr. Disc. Notes, Zero
    Coupon (until 12/01/03)......................      Caa         11.875%     12/01/08            6,000          3,960,000
  CD Radio, Inc., Sr. Disc. Notes, Zero Coupon
    (until 12/01/02).............................      Caa          15.00%     12/01/07            4,245          2,016,375
  Cablevision SA, Notes (Argentina)..............      Ba3          13.75%     05/01/09            1,500          1,350,000
  Charter Communications Holdings LLC, Sr. Disc.
    Notes........................................       B2          8.625%     04/01/09            4,000          3,825,000
  Charter Communications Holdings LLC, Sr. Disc.
    Notes, Zero Coupon
    (until 4/1/04)...............................       B2           9.92%     04/01/11            4,500          2,767,500
  Diamond Cable Communications, Sr. Disc. Notes,
    Zero Coupon (until 02/15/02) (United
    Kingdom).....................................       NR          12.75%     02/15/07            4,000          3,105,000
  Diva Systems Corp., Sr. Disc. Notes, Zero
    Coupon (until 03/01/03)......................       NR         12.625%     03/01/08            1,000            290,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                            PRINCIPAL
                                                     MOODY'S      INTEREST     MATURITY      AMOUNT              VALUE
CORPORATE BONDS (CONTINUED)                           RATING        RATE         DATE         (000)             (NOTE 2)
                                                   ------------  -----------   --------  ---------------     --------------
  Falcon Holding Group, Sr. Disc. Deb., Zero
    Coupon (until 04/15/03)......................       B2          9.285%     04/15/10  $         3,500     $    2,432,500
  Intermedia Capital Partners, Sr. Notes.........       B2          11.25%     08/01/06            3,380          3,734,900
  International Cabletel, Inc., Sr. Disc. Notes,
    Zero Coupon (until 4/30/00)..................       B3          12.75%     04/15/05            6,100          5,764,500
  Mediacom LLC, Sr. Notes........................       B2          7.875%     02/15/11            2,000          1,790,000
  Multicanal SA Bonds............................      Ba3         13.125%     04/15/09            2,400          2,184,000
  NTL, Inc., Sr. Notes, Zero Coupon (until
    04/01/03)....................................       B3          9.750%     04/01/08            2,000          1,340,000
  NTL, Inc., Sr. Notes, Zero Coupon (until
    10/01/03)....................................       B3         12.375%     10/01/08            2,750(e)       1,821,875
  Rogers Cablesystems, Inc., Sr. Sec'd. Deb.,....      Ba3          10.00%     12/01/07            1,000          1,075,000
  Rogers Cablesystems, Inc., Sr. Sec'd. Notes
    (Canada),....................................      Ba3          10.00%     03/15/05            1,475          1,578,250
  Scott Cable Communications, Jr. Sub., PIK......       NR          16.00%     07/18/02              108             21,600
  Star Choice Communications, Inc., Sr. Notes,
    (Canada).....................................       NR          13.00%     12/15/05            3,000          3,120,000
  Telewest Communications PLC, Sr. Disc. Deb.,
    Zero Coupon (until 04/15/04)
    (United Kingdom).............................       B1           9.25%     04/15/09            1,600          1,072,000
  Telewest Communications PLC, Sr. Disc. Deb.,
    Zero Coupon (until 10/01/00) (United
    Kingdom).....................................       B1          11.00%     10/01/07            1,000            890,000
  Time Warner Telecommunications LLC, Sr.
    Notes........................................       B2           9.75%     07/15/08            2,450          2,511,250
  United International Holdings, Sr. Disc. Notes,
    Zero Coupon (until 02/15/03).................       B3          10.75%     02/15/08            9,750          6,386,250
                                                                                                             --------------
                                                                                                                 55,932,775
                                                                                                             --------------
CHEMICALS -- 2.6%
  Borden Chemicals & Plastics, L.P., Sr. Notes...      Ba2           9.50%     05/01/05              525            514,500
  Equistar Chemicals L.P., Sr. Notes.............      Baa3          8.75%     02/15/09            2,000          2,003,400
  GNI Group, Inc., Sr. Notes (b) (cost
    $4,000,000; purchased 07/23/98)..............       B2         10.875%     07/15/05            4,000          2,600,000
  Huntsman ICI Chemical, Sr. Sub. Notes..........       B2         10.125%     07/01/09            3,500(e)       3,530,625
  Lyondell Chemical Co., Sr. Sub. Notes..........      Ba3         10.875%     05/01/09            7,250          7,485,625
  Sterling Chemical Holdings, Inc., Sr. Disc.
    Notes, Zero Coupon (until 08/15/01)..........      Caa          13.50%     08/15/08            2,500            825,000
  Sterling Chemical Holdings, Inc., Sr. Sub.
    Notes........................................       B3          11.75%     08/15/06            1,000(e)         765,000
  ZSC Specialty Chemical PLC, Sr. Notes..........       B2          11.00%     07/01/09            3,180(e)       3,203,850
                                                                                                             --------------
                                                                                                                 20,928,000
                                                                                                             --------------
COMPUTERS -- 0.2%
  Rhythms Netconnections, Sr. Notes..............       NR          12.75%     04/15/09            2,000          1,870,000
                                                                                                             --------------
CONSUMER PRODUCTS -- 4.1%
  Coinstar Inc., Sr. Disc. Notes, Zero Coupon
    (until 10/01/99).............................       NR          13.00%     10/01/06            5,025          5,125,500
  Consumers International, Inc., Sr. Notes.......      Ba3          10.25%     04/01/05            3,850          3,917,375
  Corning Consumer Products, Sr. Sub. Notes......       B3          9.625%     05/01/08            4,250          3,686,875
  Electronic Retailing Systems, Sr. Disc. Notes,
    Zero Coupon (until 02/01/00).................       NR          13.25%     02/01/04            2,000            560,000
  Hedstrom Corp., Sr. Sub. Notes.................       NR          10.00%     06/01/07              900            792,000
  Hedstrom Holding, Inc., Sr. Disc. Notes, Zero
    Coupon (until 06/01/02)......................       NR          12.00%     06/01/09              400            176,000
  IHF Holdings, Inc., Sr. Disc. Notes, Zero
    Coupon (until 11/15/99)......................       NR          15.00%     11/15/04            2,250            270,000
  Icon Health & Fitness, Sr. Sub. Notes..........      Caa          13.00%     07/15/02            3,000          2,250,000
  Interact Systems, Inc., Sr. Disc. Notes, Zero
    Coupon (until 08/1/99).......................       NR          14.00%     08/01/03            4,400          1,848,000
  La Petite Holdings, Sr. Notes..................       B3          10.00%     05/15/08            1,250          1,190,625
  Packaging Resources Group, Sr. Notes, PIK......       NR          13.00%     06/30/03            2,251          1,913,618
  Radnor Holdings, Inc., Sr. Notes...............       B2          10.00%     12/01/03            1,750          1,758,750
  Revlon Consumer Products Corp., Sr. Notes,
    PIK..........................................       B2           9.00%     11/01/06            2,250          2,227,500
  Sealy Mattress Co., Sr. Sub. Disc. Notes, Zero
    Coupon (until 12/15/02)......................       B3         10.875%     12/15/07            2,500          1,625,000
  Waste Systems International, Sr. Sub. Notes....       B2          11.50%     01/15/06            4,000          3,990,000
  Windmere-Durable Holdings, Inc., Sr. Notes.....       B3          10.00%     07/31/08            2,000          1,900,000
                                                                                                             --------------
                                                                                                                 33,231,243
                                                                                                             --------------
CONTAINERS -- 0.1%
  Ball Corp., Sr. Sub. Notes.....................       B1           8.25%     08/01/08              500            490,000
                                                                                                             --------------
DRUGS & HEALTHCARE -- 3.0%
  Columbia/HCA Healthcare Corp., Notes...........      Ba2           7.50%     07/15/01              570            434,511
  Dade International, Inc., Sr. Sub. Notes.......       B3         11.125%     05/01/06            6,250          6,562,500
  Graham-Field Health Products, Inc., Sr. Sub.
    Notes........................................       B3           9.75%     08/15/07            5,000          3,425,000
  Harborside Healthcare Corp., Sr. Sub. Disc.
    Notes, Zero Coupon (until 08/01/03)..........       B3          11.00%     08/01/08            2,500            950,000
  ICN Pharmaceuticals, Inc., Sr. Sub. Notes......      Ba3           8.75%     11/15/08            3,250          3,201,250
  Integrated Health Services, Inc., Sr. Sub.
    Notes........................................       B2           9.25%     01/15/08            3,250          2,331,875
  Magellan Health Services, Bonds................       B3           9.00%     02/15/08            7,000          6,020,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                            PRINCIPAL
                                                     MOODY'S      INTEREST     MATURITY      AMOUNT              VALUE
CORPORATE BONDS (CONTINUED)                           RATING        RATE         DATE         (000)             (NOTE 2)
                                                   ------------  -----------   --------  ---------------     --------------
  Mariner Post Acute Network, Inc., Sr. Sub.
    Disc. Notes, Zero Coupon
    (until 11/01/02).............................       B3          10.50%     11/01/07  $         6,000     $      720,000
  Mediq, Inc., Sr. Sub. Notes....................       B3          11.00%     06/01/08              600            468,000
                                                                                                             --------------
                                                                                                                 24,113,136
                                                                                                             --------------
DRUG & MEDICAL SUPPLIES -- 0.7%
  Lifepoint Hospitals Holdings, Sr. Sub. Notes...       B3          10.75%     05/15/09              675            686,813
  Team Health, Inc., Sr. Sub. Notes..............       B3          12.00%     03/15/09            3,250(e)       3,298,750
  Triad Hospitals Holding, Sr. Sub. Notes........       B3          11.00%     05/15/09            2,000          2,030,000
                                                                                                             --------------
                                                                                                                  6,015,563
                                                                                                             --------------
ENERGY -- 5.0%
  Anker Coal Group, Inc., Sr. Notes..............       B3           9.75%     10/01/07            3,000          1,350,000
  Applied Power, Inc., Sr. Sub. Notes............       B1           8.75%     04/01/09            1,500          1,455,000
  CMS Energy Corp., Sr. Notes....................      Ba3           7.50%     01/15/09            1,125          1,035,000
  Chesapeake Energy Corp., Sr. Notes.............       B1          9.625%     05/01/05            2,700          2,524,500
  Chiles Offshore, Sr. Notes.....................       B3          10.00%     05/01/08            1,000            800,000
  Clark USA, Inc., Sr. Notes.....................       B3         10.875%     12/01/05            1,250          1,078,125
  Gothic Production Corp., Sr. Notes.............       B3         11.125%     05/01/05            1,250          1,112,500
  Grant Geophysical, Inc., Sr. Notes.............       B3           9.75%     02/15/08            4,000          2,120,000
  Great Lakes Carbon Corp., Sr. Sub. Notes.......       B3          10.25%     05/15/08            2,000          1,970,000
  Grey Wolf, Sr. Notes...........................       B1          8.875%     07/01/07            4,500          3,982,500
  Nuevo Energy Co., Sr. Sub. Notes...............       B2           9.50%     04/15/06            1,750(e)       1,750,000
  Ocean Rig Norway Co., Gtd. Notes...............       NR          10.25%     06/01/08            2,000          1,600,000
  P & L Coal Holdings, Sr. Sub. Notes............       NR          9.625%     05/15/08            3,750          3,731,250
  P & L Coal Holdings, Sr. Notes.................      Ba3          8.875%     05/15/08            2,000          2,005,000
  Parker Drilling Corp., Sr. Notes...............       B1           9.75%     11/15/06              850            790,500
  R&B Falcon Corp., Sr. Notes....................      Ba1           9.50%     12/15/08            3,000          2,805,000
  R&B Falcon Corp., Sr. Notes....................       NR          12.25%     03/15/06              935            967,725
  Santa Fe Energy Resources......................       B2           8.75%     06/15/07            1,000            990,000
  Seven Seas Petroleum, Inc., Sr. Notes..........      Caa1         12.50%     05/15/05            1,500            795,000
  Tesoro Petroleum Corp., Sr. Sub. Notes.........       B1           9.00%     07/01/08            3,000          2,940,000
  Universal Compression Holdings, Sr. Disc.
    Notes, Zero Coupon (until 02/15/03)..........       B2          9.875%     02/15/08            1,750          1,085,000
  Universal Compression Holdings, Sr. Disc.
    Notes, Zero Coupon (until 02/15/03)..........       B3         11.375%     02/15/09              700            420,000
  York Power Funding, Sr. Sec'd. Notes (Cayman
    Islands).....................................      Ba3          12.00%     10/30/07            3,000          3,000,000
                                                                                                             --------------
                                                                                                                 40,307,100
                                                                                                             --------------
FINANCIAL SERVICES -- 2.2%
  AmeriCredit Corp., Sr. Notes...................       B1           9.25%     02/01/04            1,350(e)       1,366,875
  AmeriCredit Corp., Sr. Notes...................      Ba1          9.875%     04/15/06            3,000          3,082,500
  Amresco, Inc., Sr. Sub. Notes (b) (cost
    $3,572,900; purchased 02/24/98 and
    11/25/98)....................................       B2          9.875%     03/15/05            4,600          3,450,000
  BF Saul Corp., Sr. Notes.......................       B3           9.75%     04/01/08            1,750          1,627,500
  Delta Financial Corp., Sr. Notes...............       B1           9.50%     08/01/04            1,075            924,500
  Fuji LLC, Bonds, Zero Coupon (until
    06/30/08)....................................      Baa2          9.87%     12/31/49            2,000          1,755,000
  Nationwide Credit, Sr. Notes...................       B3          10.25%     01/15/08              635            444,500
  RBF Finance Co., Sr. Sec'd. Notes..............      Ba3         11.375%     03/15/09            2,600          2,691,000
  SB Treasury Co., Bonds, Zero Coupon (until
    06/30/08)....................................       A2           9.40%     12/29/49            2,500          2,412,500
                                                                                                             --------------
                                                                                                                 17,754,375
                                                                                                             --------------
FOOD & BEVERAGE -- 3.2%
  Advantica Restaurant Group, Sr. Notes..........       NR          11.25%     01/15/08            4,762          4,571,971
  CKE Restaurants, Inc., Gtd. Notes..............       B1          9.125%     05/01/09            2,000          1,870,000
  Carrols Corp., Sr. Sub. Notes..................       B2           9.50%     12/01/08            2,500          2,368,750
  Family Restaurant Corp., Sr. Disc. Notes, Zero
    Coupon (until 08/01/99)......................       NR          15.00%     01/24/02            3,000          2,771,250
  Fresh Foods, Inc., Bonds.......................       B3          10.75%     06/01/06            2,500          2,500,000
  Grupo Azucarero, Sr. Notes (Mexico)............       B3          11.50%     01/15/05            2,900          1,305,000
  Packaged Ice, Inc., Sr. Notes..................       B3           9.75%     02/01/05            4,000          3,920,000
  Premium Standard Farms, Sr. Sec'd. Notes,
    PIK..........................................       NR          11.00%     09/17/03              270            285,993
  Purina Mills, Inc., Sr. Sub. Notes.............       B2           9.00%     03/15/10            3,500          2,695,000
  Specialty Foods Acquisition Corp., Sr. Notes,
    PIK..........................................       B2          10.25%     08/15/01            2,765          2,599,100
  Specialty Foods Corp., Sr. Sub. Notes..........      Caa          11.25%     08/15/03            1,850          1,406,000
                                                                                                             --------------
                                                                                                                 26,293,064
                                                                                                             --------------
GAMING -- 4.1%
  Alliance Gaming Corp., Gtd. Notes..............       B3          10.00%     08/01/07            2,000          1,400,000
  Aztar Corp., Sr. Sub. Notes....................       B1          8.875%     05/15/07            1,000            960,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                            PRINCIPAL
                                                     MOODY'S      INTEREST     MATURITY      AMOUNT              VALUE
CORPORATE BONDS (CONTINUED)                           RATING        RATE         DATE         (000)             (NOTE 2)
                                                   ------------  -----------   --------  ---------------     --------------
  Aztar Corp., Sr. Sub. Notes....................       B2          13.75%     10/01/04  $         1,500     $    1,620,000
  Blue Chip Casino, Sr. Sub. Notes...............       NR           9.50%     09/15/02            6,749          5,601,670
  Casino Magic Finance Corp., First Mtge.
    Bonds........................................       B3          13.00%     08/15/03            3,750          4,312,500
  Colorado Gaming & Entertainment, Sr. Notes,
    PIK..........................................       NR          12.00%     06/01/03            3,590          3,446,367
  Fitzgeralds Gaming, Sr. Notes (d)..............       B3          12.25%     12/15/04            2,375          1,306,250
  Hollywood Park, Inc., Gtd. Notes...............       B2           9.25%     02/15/07            3,500          3,456,250
  Isle of Capri Black Hawk, LLC, First Mtg.
    Notes........................................       B3          13.00%     08/31/04            4,000          4,440,000
  Mohegan Tribal Gaming, Sr. Sub. Notes..........      Ba3           8.75%     01/01/09            1,500          1,496,250
  Station Casinos, Inc., Sr. Sub. Notes..........       B2         10.125%     03/15/06            2,500          2,575,000
  Trump Atlantic City Assoc., First Mtge.
    Notes........................................       B1          11.25%     05/01/06            1,500          1,342,500
  Trump Atlantic City Assoc., First Mtge.
    Notes........................................      Caa          11.75%     11/15/03            1,800          1,530,000
                                                                                                             --------------
                                                                                                                 33,486,787
                                                                                                             --------------
INDUSTRIAL -- 6.0%
  Allied Waste Industries, Inc., Sr. Disc.
    Notes........................................      Ba2          7.625%     01/01/06            3,250          3,038,750
  Allied Waste Industries, Inc., Sr. Disc.
    Notes........................................      Ba2          7.875%     01/01/09            8,000          7,380,000
  Clean Harbors, Inc., Sr. Notes.................       B2          12.50%     05/15/01            1,250            900,000
  Continental Global Group, Sr. Notes............       B2          11.00%     04/01/07            4,120          3,440,200
  Eagle-Picher Industries, Sr. Sub. Notes........       B3          9.375%     03/01/08            1,750          1,662,500
  ICF Kaiser International, Inc., Sr. Sub.
    Notes........................................       B3          13.00%     12/31/03            4,450          3,204,000
  International Wireless Group, Sr. Sub.
    Notes(d).....................................       NR          11.75%     06/01/05            3,000          3,135,000
  Kaiser Aluminum & Chemical Corp., Sr. Sub.
    Notes........................................       B2          12.75%     02/01/03            4,000(e)       4,040,000
  Kasper Aluminum & Chemical Corp., Sr. Sub.
    Notes........................................       NR          12.75%     03/31/04            7,171          7,063,435
  Motors & Gears, Inc., Sr. Notes................       B3          10.75%     11/15/06            3,500          3,552,500
  Neenah Corp., Sr. Sub. Notes...................       B3         11.125%     05/01/07              250            246,250
  RBX Corp., Sr. Notes...........................       B2          12.00%     01/15/03            1,650          1,419,000
  Thermadyne Holdings, Deb., Zero Coupon (until
    06/01/03)....................................      Caa1         12.50%     06/01/08            2,375          1,151,875
  Thermadyne Manufacturing, Sr. Sub. Notes.......       B3          9.875%     06/01/08            2,500          2,225,000
  UCAR Global Enterprises, Sr. Sub. Notes........       B1          12.00%     01/15/05            3,000          3,180,000
  Viasystems, Inc., Sr. Sub. Notes...............       B3           9.75%     06/01/07            4,000          3,500,000
                                                                                                             --------------
                                                                                                                 49,138,510
                                                                                                             --------------
LEISURE & TOURISM -- 0.9%
  Bally Health & Tennis Corp., Sr. Sub. Notes....       B3          9.875%     10/15/07            5,000          4,850,000
  Premier Cruises Ltd., Sr. Notes, PIK (d).......       B3          11.00%     03/15/08            1,000            250,000
  Premier Parks, Inc., Sr. Notes.................       B3           9.75%     06/15/07            2,000(e)       2,010,000
                                                                                                             --------------
                                                                                                                  7,110,000
                                                                                                             --------------
LODGING -- 0.9%
  HMH Properties, Inc., Sr. Notes................      Ba2           8.45%     12/01/08            4,250          4,037,500
  Hilton Hotels, Sr. Notes.......................      Baa1          7.50%     12/15/17            1,000            945,000
  Santa Fe Hotel, Inc., First Mtg. Notes.........      Caa2         11.00%     12/15/00            2,750          2,722,500
                                                                                                             --------------
                                                                                                                  7,705,000
                                                                                                             --------------
MISCELLANEOUS -- 0.8%
  Newcor, Inc., Gtd., Sr. Sub. Notes.............       B3          9.875%     03/01/08              435            382,800
  Phoenix Color Corp., Gtd., Sr. Sub. Notes......       B3         10.375%     02/01/09            4,000          3,920,000
  Republic of Brazil, Bonds......................       B2         11.625%     04/15/04            2,000          1,880,000
                                                                                                             --------------
                                                                                                                  6,182,800
                                                                                                             --------------
OIL & GAS -- 1.7%
  Comstock Resources, Inc., Sr. Notes............       B2          11.25%     05/01/07            4,500          4,522,500
  Empire Gas Corp., Sr. Notes, Zero Coupon (until
    07/15/99)....................................      Caa         12.875%     07/15/04            5,300          3,180,000
  Gulf Canada Resources, Ltd., Sr. Sub. Notes....       B2           9.25%     01/15/04            1,000          1,009,950
  Gulf Canada Resources, Ltd., Sub. Deb..........      Ba3          9.625%     07/01/05            1,000          1,020,000
  Leviathan Gas, Sr. Sub. Notes..................      Ba2         10.375%     06/01/09            2,000(e)       2,060,000
  Pride International, Inc., Sr. Notes...........      Ba3          10.00%     06/01/09            2,250          2,289,375
                                                                                                             --------------
                                                                                                                 14,081,825
                                                                                                             --------------
PAPER/PACKAGING -- 4.4%
  AMM Holdings, Inc., Sr. Disc. Notes, Zero
    Coupon (until 07/01/03)......................      Caa          13.50%     07/01/09            6,000          1,920,000
  APP International Finance, Sr. Sec'd. Notes....      Ba3          11.75%     10/01/05            2,600(e)       1,989,000
  Consolidated Container Co., LLC, Sr. Sub.
    Notes........................................       B2         10.125%     07/15/09              780            791,700
  Gaylord Container Corp., Sr. Notes.............       B            9.75%     06/15/07            2,100(e)       2,010,750
  Graham Packaging, Sr. Disc. Notes, Zero Coupon
    (until 01/15/03).............................      Caa1         10.75%     01/15/09            1,100            737,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                            PRINCIPAL
                                                     MOODY'S      INTEREST     MATURITY      AMOUNT              VALUE
CORPORATE BONDS (CONTINUED)                           RATING        RATE         DATE         (000)             (NOTE 2)
                                                   ------------  -----------   --------  ---------------     --------------
  Maxxam Group Holdings, Inc., Sr. Notes.........       NR          12.00%     08/01/03  $         7,550     $    7,889,750
  Millar Western Forest, Sr. Notes...............       B3          9.875%     05/15/08            2,250          2,176,875
  Repap New Brunswick, Inc., Sr. Sec'd. Notes....       B3         10.625%     04/15/05            4,850          3,710,250
  Silgan Holdings, Inc., Sub. Debs...............       NR          13.25%     07/15/06            3,149          3,495,390
  Stone Container Corp., Sr. Sub. Deb............       B2          12.58%     08/01/16              250            265,000
  Stone Container Corp., Sr. Sub. Notes..........       B3          12.25%     04/01/02            6,800          6,817,000
  Tekni-Plex, Inc., Sr. Sub. Notes...............       B3          11.25%     04/01/07              750            795,000
  U.S. Timberlands Klamath Fall, LLC, Sr.
    Notes........................................       B1          9.625%     11/15/07              550            536,250
  United Stationery Supply Co., Sr. Sub. Notes...       B3          12.75%     05/01/05            2,200          2,409,000
                                                                                                             --------------
                                                                                                                 35,542,965
                                                                                                             --------------
PUBLISHING -- 0.7%
  Garden State Newspaper, Sr. Sub. Notes.........       B1          8.625%     07/01/11            1,200          1,122,000
  Sullivan Graphics, Inc., Sr. Sub. Notes........      Caa          12.75%     08/01/05            4,500          4,635,000
                                                                                                             --------------
                                                                                                                  5,757,000
                                                                                                             --------------
RETAIL -- 2.4%
  Big 5 Holding Corp., Sr. Disc. Notes, Zero
    Coupon (until 11/30/02)......................       NR          13.45%     11/30/08            1,500            765,000
  Duane Reade, Inc., Sr. Sub. Notes..............       B3           9.25%     02/15/08              400            415,000
  Frank's Nursery & Crafts, Sr. Sub. Notes.......       B3          10.25%     03/01/08            2,100          2,068,500
  French Fragrances, Inc., Sr. Notes, Ser. B.....       B2         10.375%     05/15/07              470            474,700
  Merisel, Inc., Sr. Notes.......................       Ca          12.50%     12/31/04            5,250          5,355,000
  Musicland Stores, Sr. Sub. Notes...............       B1           9.00%     06/15/03            4,600          4,370,000
  Phar-Mor, Inc., Sr. Notes......................       B3          11.72%     09/11/02            4,564          4,655,280
  Phillips Van-Heusen Corp., Sr. Notes...........       B1           9.50%     05/01/08            1,250          1,237,500
                                                                                                             --------------
                                                                                                                 19,340,980
                                                                                                             --------------
STEEL & METAL -- 1.7%
  Doe Run Resources Corp., Sr. Notes.............       B3          11.25%     03/15/05            5,000          4,500,000
  National Steel Corp., Gtd. Sec'd. First
    Mtge.........................................      Ba3          9.875%     03/01/09            1,000          1,017,500
  Renco Steel Holdings, Sr. Notes................       NR         10.875%     02/01/05              500            432,500
  Sheffield Steel Corp., First Mtg. Notes........       NR          11.50%     12/01/05            3,500          3,150,000
  WHX Corp., Sr. Notes...........................       B3          10.50%     04/15/05            2,350          2,232,500
  Wheeling-Pittsburgh Corp., Sr. Notes...........       B2           9.25%     11/15/07            3,000          2,835,000
                                                                                                             --------------
                                                                                                                 14,167,500
                                                                                                             --------------
SUPERMARKETS -- 1.4%
  Homeland Stores, Inc., Notes...................       NR          10.00%     08/01/03            4,260          3,626,325
  Pantry, Inc., Sr. Sub. Notes...................       B3          10.25%     10/15/07            3,500          3,517,500
  Pathmark Stores, Sr. Sub. Notes................       B2          9.625%     05/01/03            4,500          4,590,000
                                                                                                             --------------
                                                                                                                 11,733,825
                                                                                                             --------------
TECHNOLOGY -- 2.4%
  Ampex, Sr. Notes...............................       NR          12.00%     03/15/03            5,000          5,200,000
  Anacomp, Inc., Sr. Sub. Notes..................       B3         10.875%     04/01/04            4,000          4,160,000
  DII Group, Sr. Sub. Notes......................       B1           8.50%     09/15/07            2,000          1,950,000
  Decisionone Corp., Sr. Sub. Notes (d)..........       B3           9.75%     08/01/07            4,000            200,000
  Details Holdings Corp., Sr. Disc. Notes, Zero
    Coupon (until 11/15/02)......................       NR          12.50%     11/15/07            1,300            643,500
  Details, Inc., Sr. Sub. Notes..................       B3          10.00%     11/15/05            1,000            927,500
  Jordan Telecommunication Products, Inc., Sr.
    Notes........................................       NR          9.875%     08/01/07            3,400          3,366,000
  Zilog, Inc., Sr. Notes.........................       B2           9.50%     03/01/05            3,000          2,655,000
                                                                                                             --------------
                                                                                                                 19,102,000
                                                                                                             --------------
TELECOMMUNICATIONS -- 15.4%
  21st Century Telecom Group, Inc., Sr. Disc.
    Notes, Zero Coupon
    (until 02/15/03).............................       NR          12.25%     02/15/08            1,500            645,000
  AMSC Acquisition Co., Inc., Sr. Notes..........       NR          12.25%     04/01/08            2,600          2,106,000
  Allegiance Telecommunciations, Inc., Sr. Disc.,
    Notes Zero Coupon
    (until 02/15/03).............................       NR          11.75%     02/15/08            3,300          2,013,000
  Allegiance Telecommunications, Inc., Sr.
    Notes........................................       NR         12.875%     05/15/08            1,750          1,863,750
  American Communications Lines, Bonds...........       B1          10.25%     06/30/08            3,000          3,030,000
  Arch Communications, Inc., Sr. Notes...........       B3          12.75%     07/01/07              500            410,000
  Arch Escrow Corp., Sr. Notes...................       B3          13.75%     04/15/08            1,000            880,000
  Bestel SA, Sr. Disc. Notes, Zero Coupon (until
    05/15/01)....................................       NR          12.75%     05/15/05            2,500          1,600,000
  Birch Telecommunications, Inc., Sr. Notes......       NR          14.00%     06/15/08            2,500          2,387,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                            PRINCIPAL
                                                     MOODY'S      INTEREST     MATURITY      AMOUNT              VALUE
CORPORATE BONDS (CONTINUED)                           RATING        RATE         DATE         (000)             (NOTE 2)
                                                   ------------  -----------   --------  ---------------     --------------
  CB Richard Ellis Services, Inc., Bonds.........      Ba3          8.875%     06/01/06  $         1,600     $    1,544,000
  Caprock Communications, Sr. Notes..............      Caa          12.00%     07/15/08            1,500          1,537,500
  Cellnet Data Systems, Inc., Sr. Disc. Notes,
    Zero Coupon (until 10/01/02) (b) (cost
    $3,221,339; purchased 06/9/98)...............       NR          14.00%     10/01/07            5,000          2,100,000
  Cencall Communications Corp., Sr. Disc. Notes,
    Zero Coupon (until 01/15/99).................       B2         10.125%     01/15/04              500            507,500
  Centennial Cellular, Sr. Sub. Notes............      Caa1         10.75%     12/15/08            1,000          1,030,000
  Classic Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 08/01/03).................      Caa          13.25%     08/01/09            2,000          1,320,000
  Coaxial Communications, Inc., Sr. Disc.
    Notes........................................       B3          10.00%     08/15/06            1,250          1,275,000
  Covad Communications Group, Inc., Sr. Notes....       B3          12.50%     02/15/09            2,000          1,925,000
  DTI Holdings, Inc., Sr. Disc. Notes, Zero
    Coupon (until 03/01/03)......................       NR          12.50%     03/01/08            1,000            365,000
  Econophone, Inc., Sr. Disc. Notes, Zero Coupon
    (until 02/15/03).............................       NR          11.00%     02/15/08            3,500          1,925,000
  First World Communications, Inc., Sr. Disc.
    Notes, Zero Coupon
    (until 04/15/03).............................       NR          13.00%     04/15/08            3,000          1,710,000
  Focal Communications Corp., Sr. Discount Notes,
    Zero Coupon
    (until 02/15/03).............................       NR         12.125%     02/15/08            3,500          1,960,000
  GST Telecommunications, Inc., Sr. Disc. Notes,
    Zero Coupon
    (until 12/15/00).............................       NR         13.875%     12/15/05            6,600          5,629,250
  GST Telecommunications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 05/01/03).................       NR          10.50%     05/01/08              875            490,000
  Geotek Communication, Inc., Sr. Disc. Notes,
    Zero Coupon (until 07/15/00) (d) (b) (cost
    $3,906,895; purchased 12/13/95)..............      Caa          15.00%     07/15/05            4,512          1,917,600
  Global Crossing Holdings, Ltd..................      Ba2          9.625%     05/15/08              250            270,000
  Globix Corp, Sr. Notes.........................       NR          13.00%     05/01/05            1,250          1,187,500
  Hyperion Telecommunications, Inc., Sr. Disc.
    Notes........................................       B3          12.25%     09/01/04            1,150          1,207,500
  ICG Holdings, Inc., Sr. Sub. Notes, Zero Coupon
    (until 09/15/00).............................       NR          13.50%     09/15/05            2,000          1,760,000
  ICG Services, Inc., Sr. Disc. Notes, Zero
    Coupon (until 05/01/03)......................       NR          9.875%     05/01/08            2,000          1,170,000
  ICO Global Communications, Sr. Sub. Notes......       B3          15.00%     08/01/05              400            164,000
  IPC Information Systems, Inc., Sr. Disc. Notes,
    Zero Coupon (until 05/01/01).................       B3          10.85%     05/01/08            2,250          1,620,000
  Impsat Corp., Gtd. Sr. Notes...................       B2         12.125%     07/15/03            3,150          2,835,000
  Impsat Corp., Sr. Notes........................       B2         12.375%     06/15/08            3,000          2,460,000
  Iridium, LLC, Gtd. Notes (d)...................       B3          11.25%     07/15/05              490             95,550
  Level 3 Communications, Sr. Disc. Notes, Zero
    Coupon (until 12/01/03)......................       B3          10.20%     12/01/08            4,450          2,759,000
  Long Distance International, Inc., Sr. Notes...       NR          12.25%     04/15/08            2,000          1,300,000
  Mastec, Inc., Sr. Notes........................      Ba3           7.75%     02/01/08            1,000            940,000
  McCaw Int'l. Ltd., Sr. Disc. Notes, Zero Coupon
    (until 04/15/02).............................       NR          13.00%     04/15/07            2,000          1,220,000
  Mcleodusa, Inc., Sr. Sub. Notes, Zero Coupon
    (until 03/01/02).............................       B2          10.50%     03/01/07              750            575,625
  Mcleodusa, Inc., Sr. Disc. Notes...............       B2          8.125%     02/15/09              250            233,125
  Metronet Communications Corp., Zero Coupon
    (until 06/15/03).............................       B3           9.95%     06/15/08            2,250          1,665,000
  Microcell Telecommunications, Zero Coupon
    (until 06/01/04).............................       B3          12.00%     06/01/09            5,000          2,812,500
  Netia Holdings, Sr. Disc. Notes, Zero Coupon
    (until 11/01/01).............................       B3          11.25%     11/01/07            3,000          1,860,000
  Netia Holdings, Sr. Notes......................       B           10.25%     11/01/07              850            739,500
  Netia Holdings, Sr. Notes......................       B3         13.125%     06/15/09            1,500          1,515,000
  Nextel Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 02/15/03).................       B2           9.95%     02/15/08            5,900          3,997,250
  Nextel Communications, Inc., Sr. Disc. Notes...       B2           9.75%     08/15/04            1,750          1,776,250
  Nextel Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 10/31/02).................       B3           9.75%     10/31/07              750            523,125
  Nextel Partners, Inc., Sr. Disc. Notes, Zero
    Coupon (until 02/01/04)......................       B3          14.00%     02/01/09            5,900          3,318,750
  Northeast Optic, Sr. Notes.....................       NR          12.75%     08/15/08            2,000          2,060,000
  Omnipoint Corp., Sr. Notes, Ser. A.............       B3         11.625%     08/15/06            4,575(e)       4,620,750
  PTC International Finance Corp., Gtd. Notes,
    Zero Coupon (until 07/01/02).................       NR          10.75%     07/01/07            1,250            912,500
  Pagemart Nationwide, Inc., Sr. Disc. Notes,
    Series H, Zero Coupon
    (until 02/01/00).............................       NR          15.00%     02/01/05            7,500          6,337,500
  Pagemart Wireless, Inc., Sr. Disc. Notes, Zero
    Coupon (until 02/01/03)......................       NR          11.25%     02/01/08            2,500            887,500
  Price Communications Wireless, Inc., Sr. Sub.
    Notes........................................       NR          11.75%     07/15/07            5,000(e)       5,475,000
  RSL Communications PLC, Sr. Sec'd. Notes.......       B3          12.00%     11/01/08            1,000          1,045,000
  RSL Communications, LTD, Sr. Notes.............       B2          12.25%     11/15/06            1,500          1,567,500
  Rogers Cantel, Inc., Sr. Sub. Notes............       B2           8.80%     10/01/07            1,250          1,250,000
  Splitrock Service, Inc. Sr. Notes..............       NR          11.75%     07/15/08            1,750          1,636,250
  Telegroup, Inc., Sr. Disc. Notes, Zero Coupon
    (until 05/01/00) (d).........................       NR          10.50%     11/01/04            4,000          1,320,000
  Tritel PCS, Inc., Sr. Disc. Notes, Zero Coupon
    (until 05/15/04).............................       B3          12.75%     05/15/09            4,000          2,180,000
  US Xchange LLC, Sr. Notes......................       NR          15.00%     07/01/08            2,250          2,317,500
  USA Mobile Communications, Sr. Notes...........       B2           9.50%     02/01/04            5,000(e)       4,325,000
  Unisite, Inc., Sr. Disc. Note, Zero Coupon
    (until 12/15/00).............................       NR          13.00%     12/15/04            4,000          4,849,200
  Versatel Telecommunications, Sr. Notes.........       NR          13.25%     05/15/08            2,000          2,060,000
  Viatel, Inc., Sr. Disc. Notes, Zero Coupon
    (until 04/15/03).............................       NR          12.50%     04/15/08            1,100            671,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                            PRINCIPAL
                                                     MOODY'S      INTEREST     MATURITY      AMOUNT              VALUE
CORPORATE BONDS (CONTINUED)                           RATING        RATE         DATE         (000)             (NOTE 2)
                                                   ------------  -----------   --------  ---------------     --------------
  Viatel, Inc., Sr. Notes........................      Caa1         11.25%     04/15/08  $         1,500     $    1,500,000
  WamNet, Inc., Sr. Disc. Notes, Zero Coupon
    (until 03/01/02).............................       NR          13.25%     03/01/05              500            305,000
  Winstar Communications, Sr. Notes, Zero Coupon
    (until 10/15/00).............................      Caa1         14.00%     10/15/05            1,500          1,316,250
                                                                                                             --------------
                                                                                                                124,811,725
                                                                                                             --------------
TEXTILES -- 1.9%
  Cluett American Corp., Sr. Sub. Notes..........       NR         10.125%     05/15/08            3,060          2,295,000
  Foamex, L.P., Sr. Sub. Notes...................       B3          9.875%     06/15/07            2,950          2,507,500
  Simmons Co., Sr. Sub. Notes....................       B3          10.25%     03/15/09            4,000(e)       4,070,000
  Steel Heddle Manufacturing, Sr. Sub. Notes.....       B3         10.625%     06/01/08            2,000          1,120,000
  Worldtex, Inc., Gtd. Notes.....................       B1          9.625%     12/15/07            2,000          1,750,000
  Worldwide Fiber, Inc., Sr. Notes...............       B3          12.50%     12/15/05            4,000          4,020,000
                                                                                                             --------------
                                                                                                                 15,762,500
                                                                                                             --------------
TRANSPORTATION -- 1.4%
  Aircraft Funding, Sr. Sub. Notes, PIK..........       NR          12.00%     07/15/99            1,116            948,318
  Canadian Airlines, Sr. Notes...................       NR          12.25%     08/01/06              750            288,750
  Continental Airlines, Inc., Sr. Notes..........      Ba2           8.00%     12/15/05            3,250          3,102,255
  Ermis Maritime Holdings, Ltd., First Mtge.
    Notes........................................       B3          12.50%     03/15/06              200             56,000
  Holt Group, Sr. Notes..........................      Caa1          9.75%     01/15/06              800            536,000
  Kitty Hawk, Inc., Sr. Notes....................       B1           9.95%     11/15/04            2,000          1,960,000
  Stena Line AB, Sr. Notes.......................       B1         10.625%     06/01/08            3,500          2,633,750
  Trans World Airlines, Sr. Notes................       NR          11.50%     12/15/04            1,750          1,548,750
  Trism, Inc., Bonds.............................       B2          10.75%     12/15/00            3,750            637,500
                                                                                                             --------------
                                                                                                                 11,711,323
                                                                                                             --------------
UTILITIES -- 0.6%
  AES Corp., Sr. Notes...........................      Ba1           9.50%     06/01/09            5,000          5,137,500
                                                                                                             --------------
TOTAL CORPORATE BONDS
  (cost $763,440,973)...................................................................................        696,832,658
                                                                                                             --------------

CONVERTIBLE BONDS -- 0.3%
OIL & GAS SERVICES -- 0.3%
  Key Energy Group, Inc., Sub. Notes.............       NR           5.00%     09/15/04            4,000        2,540,000
                                                                                                           --------------
TELECOMMUNICATIONS
  Geotek Communications, Inc., Sr. Conv. Notes
    (d)..........................................       NR          12.00%     02/15/01            2,000              200
                                                                                                           --------------
TOTAL CONVERTIBLE BONDS
  (cost $5,035,239).....................................................................................        2,540,200
                                                                                                           --------------

COMMON STOCKS -- 0.6%                                                                         SHARES
                                                                                          ---------------
  Classic Communications, Inc., Sr. Disc. Notes (a).....................................            6,000         100,020
  Dr. Pepper Bottling Holdings, Inc., (Class "B" Stock) (a)(b) (cost $5,226; purchased
    10/21/88)...........................................................................            5,807         174,210
  Hedstrom Holding Co. (a)..............................................................           24,261          24,261
  Intermedia Communications, PIK (a)....................................................           17,005         510,141
  Pagemart Nationwide, Inc. (a).........................................................           13,125          65,625
  Samuels Jewelers, Inc. (a)............................................................           37,500         171,094
  Star Gas Partners, L.P................................................................            2,561          44,017
  Viatel, Inc. (a)......................................................................           10,575         593,522
  Waste Systems International (a)(b) (cost $1,970,169; purchased 10/23/97)..............          503,351       3,476,268
                                                                                                           --------------
TOTAL COMMON STOCKS
  (cost $3,146,048)......................................................................................       5,159,158
                                                                                                           --------------

PREFERRED STOCKS -- 7.0%
  21st Century Telecommunications Group, Inc., PIK......................................              474         236,872
  Adelphia Communications, Inc., PIK....................................................           65,250       7,112,250
  AmeriKing, Inc........................................................................           24,205         556,715
  CSC Holdings, Inc., PIK...............................................................              345       3,763,705

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                                               VALUE
PREFERRED STOCKS (CONTINUED)                                                                  SHARES          (NOTE 2)
                                                                                          ---------------  --------------
  California Federal Bancorp, Inc.......................................................          100,000  $    2,618,750
  Century Maintenance Supplies..........................................................           45,365       4,627,197
  Chesapeake Energy Corp. (a)...........................................................           20,000         487,500
  Clark USA, Inc., PIK..................................................................              560         364,309
  Cluett American Corp..................................................................           42,292       2,748,964
  Dobson Communications.................................................................            4,250       4,122,500
  Eagle-Picher Holdings, Inc., (a)......................................................              170         858,500
  Fitzgerald Gaming, Inc. (a)...........................................................           50,000         250,000
  GPA Group PLC (a).....................................................................        1,550,000         775,000
  Geneva Steel, Inc. (a)................................................................           22,000          11,000
  Global Crossing Holdings, Ltd.........................................................           16,250       1,698,125
  Harborside Healthcare Corp............................................................            1,104         474,720
  ICG Communications, Inc., PIK.........................................................            1,364       1,336,720
  IXC Communications, Inc...............................................................              258         242,344
  Intermedia Communications, Inc., Series 144...........................................           90,000       1,946,250
  Intermedia Communications, Inc., PIK..................................................            3,366       3,298,890
  Intermedia Communications, Inc., Series D.............................................           90,000       3,318,750
  Kelley Oil & Gas Corp.................................................................           38,400         187,200
  Nextel Communications, Inc............................................................              973         963,270
  Packaging Corp., America..............................................................           40,000       4,240,000
  Paxson Communications, Inc............................................................            5,855       5,328,458
  R&B Falcon Corp.......................................................................            2,875       2,932,500
  Rural Cellular Corp., PIK.............................................................               12          12,060
  Supermarkets General Holdings Corp., PIK (a)..........................................           25,000         950,000
  Viasystems, Inc. (a)..................................................................           45,947         608,803
                                                                                                           --------------
TOTAL PREFERRED STOCKS
  (cost $64,606,239).....................................................................................      56,071,352
                                                                                                           --------------

                                                                                   EXPIRATION
WARRANTS (a) -- 0.4%                                                                  DATE        UNITS
                                                                                  ------------  ---------
  21st Century Telecom Group, Inc...............................................    02/15/10          400           8,000
  Allegiance Telecommunications, Inc............................................    02/03/08        3,800         171,000
  American Banknote Corp........................................................    12/01/02        2,500              25
  American Mobile Sattelite Corp................................................    04/01/08        2,600         104,000
  Ampex Corp....................................................................    03/15/03      170,000         478,125
  Bell Technology Group, Ltd....................................................    01/23/01        1,250          10,625
  Bestel SA.....................................................................    01/01/04        2,500           5,000
  Birch Telecomm, Inc...........................................................    06/15/00        2,500          12,500
  Cellnet Data Systems, Inc.....................................................    01/01/49        7,010          35,050
  Clearnet Communications, Inc..................................................    09/15/05       26,202         131,010
  DTI Holdings, Inc.............................................................    01/01/04        5,000              50
  Diva Systems Corp.............................................................    01/01/05        3,000          39,000
  Electronic Retailing Systems..................................................    01/01/49        2,000          10,000
  First World Communications....................................................    01/01/04        3,000         150,000
  Foamex - JPS Automotive LLC...................................................    07/01/99        2,000          10,000
  Globalstar Capital Co.........................................................    02/15/04        1,200          66,000
  Hyperion Telecommunications Corp..............................................    04/15/01        4,250         325,656
  ICG Communications, Inc.......................................................    09/15/05       20,790         207,900
  ICO Global Communications, Inc................................................    08/02/06          400               0
  Interact Systems, Inc.........................................................    08/01/03        4,400              44
  Intermedia Communications of Florida, Inc.....................................    06/01/00        3,000         195,000
  Long Distance Int'l., Inc.....................................................    05/01/05        2,000               0
  MGC Communications, Inc.......................................................    01/01/49        1,950          22,620
  McCaw Int'l. Ltd..............................................................    01/01/49        1,650           8,250
  Pagemart, Inc.................................................................    11/01/03        9,200          23,000
  Powertel, Inc.................................................................    02/01/06        6,720          13,440
  Premium Standard Farms L.P. (c)...............................................    01/00/00       22,025         242,275
  President Riverboat Casinos, Inc..............................................    09/30/99       22,075               0
  Price Communications Cellular Holdings........................................    08/01/07        6,880         612,320
  Primus Telecommunications Group...............................................    08/01/07        1,500          30,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                   EXPIRATION                  VALUE
WARRANTS (a) (Continued)                                                              DATE        UNITS       (NOTE 2)
                                                                                  ------------  ---------  --------------
  R&B Falcon Warren.............................................................    01/00/00        2,875  $            0
  Splitrock Service, Inc........................................................    01/00/00        1,750         122,500
  Star Choice Communications, Inc...............................................    12/15/05       69,480         172,144
  Sterling Chemical Holdings, Inc...............................................    08/15/08          560           8,400
  TVN Entertainment Corp........................................................    08/01/08        3,750               0
  USN Communications, Inc.......................................................    01/01/49       10,590             635
  Unisite, Inc..................................................................    12/15/04        1,943              20
  Versatel Telecommunications...................................................    05/15/08        2,000         100,000
  Wam!net, Inc..................................................................    08/01/08        3,000          68,250
  Waste Systems International...................................................    01/00/00       60,000          39,600
                                                                                                           --------------
TOTAL WARRANTS
  (cost $620,777)........................................................................................       3,422,439
                                                                                                           --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $836,849,276)....................................................................................     764,025,807
                                                                                                           --------------

                                                                                                PRINCIPAL
                                                                           INTEREST   MATURITY   AMOUNT
SHORT-TERM INVESTMENTS -- 7.7%                                               RATE       DATE      (000)
                                                                           --------   --------  ---------
COMMERCIAL PAPER -- 2.0%
  MonteRosa Capital Corp...............................                     5.07%     07/20/99  $2,431(f)       2,424,495
  PSE&G................................................                     6.20%     07/01/99   8,000(f)       8,000,000
  Textron Financial Corp...............................                     6.25%     07/01/99   5,500(f)       5,500,000
                                                                                                           --------------
                                                                                                               15,924,495
                                                                                                           --------------
TIME DEPOSIT -- 2.0%
  Deutsche Bank........................................                    5.125%     07/11/99  16,069(f)      16,069,000
                                                                                                           --------------
REPURCHASE AGREEMENT -- 3.7%
  Joint Repurchase Agreement Account...................                    4.775%     07/01/99     30,448      30,448,000
                                                                                                           --------------
    (Note 5)
TOTAL SHORT-TERM INVESTMENTS
  (cost $64,441,495).....................................................................................      62,441,495
                                                                                                           --------------
TOTAL INVESTMENTS -- 101.7%
  (cost $899,290,771; Note 6)............................................................................     826,467,302
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7)%..........................................................     (13,725,024)
                                                                                                           --------------
TOTAL NET ASSETS -- 100.0%...............................................................................  $  812,742,278
                                                                                                           --------------
                                                                                                           --------------

The following abbreviations are used in portfolio descriptions:
  LLC   Limited Liability Company
  LP    Limited Partnership
  NR    Not Rated by Moody's or Standard & Poors
  PIK   Payment in Kind Securities
  PLC   Public Limited Company

(a)  Non-income producing security.

(b) Indicates a restricted security; the aggregate cost of the restricted securities is $16,676,529. The aggregate value, $13,718,078 is approximately 1.7% of net assets.

(c)  Indicates a fair valued security.

(d) Represents issuer in default on interest payments, non-income producing security.

(e) Portion of securities on loan with an aggregate market value of $31,993,495; cash collateral of $31,882,210 was received with which the portfolio purchased securities.

(f) Represents security purchased with cash collateral received for securities on loan.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             STOCK INDEX PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

LONG-TERM INVESTMENTS -- 97.2%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.5%
  AlliedSignal, Inc...............................        204,500  $   12,883,500
  Boeing Co.......................................        355,236      15,696,991
  General Dynamics Corp...........................         47,200       3,233,200
  Goodrich (B.F.) Co..............................         25,600       1,088,000
  Lockheed Martin Corp............................        142,798       5,319,225
  Northrop Grumman Corp...........................         24,200       1,604,762
  Parker-Hannifin Corp............................         38,225       1,748,794
  Raytheon Co. (Class "B" Stock)..................        123,018       8,657,392
  United Technologies Corp........................        177,300      12,710,194
                                                                   --------------
                                                                       62,942,058
                                                                   --------------
AIRLINES -- 0.3%
  AMR Corp.(a)....................................         64,800       4,422,600
  Delta Air Lines, Inc............................         53,200       3,065,650
  Southwest Airlines Co...........................        121,150       3,770,794
  US Airways Group, Inc.(a).......................         34,900       1,520,331
                                                                   --------------
                                                                       12,779,375
                                                                   --------------
APPAREL -- 0.2%
  Fruit Of The Loom, Inc.(a)......................         25,200         245,700
  Nike, Inc. (Class "B" Stock)....................        104,300       6,603,494
  Reebok International Ltd........................         19,000         353,875
                                                                   --------------
                                                                        7,203,069
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.3%
  Cummins Engine Co., Inc.........................         14,400         822,600
  Dana Corp.......................................         63,594       2,929,299
  Ford Motor Co...................................        444,100      25,063,894
  General Motors Corp.............................        242,100      15,978,600
  Genuine Parts Co................................         65,925       2,307,375
  Johnson Controls, Inc...........................         32,000       2,218,000
  Navistar International Corp.(a).................         23,900       1,195,000
  PACCAR, Inc.....................................         29,160       1,556,415
  TRW, Inc........................................         46,300       2,540,712
                                                                   --------------
                                                                       54,611,895
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 6.5%
  AmSouth Bancorporation..........................         66,900       1,551,244
  Banc One Corp...................................        433,945      25,846,849
  Bank Of America Corp............................        640,344      46,945,219
  Bank of New York Co., Inc.......................        277,300      10,173,444
  BankBoston Corp.................................        108,400       5,541,950
  BB&T Corp.......................................        114,300       4,193,381
  Chase Manhattan Corp............................        311,994      27,026,480
  Comerica, Inc...................................         58,450       3,474,122
  First Union Corp................................        362,978      17,059,966
  Firstar Corp....................................        251,700       7,047,600
  Fleet Financial Group, Inc......................        211,100       9,367,562
  Golden West Financial Corp......................         20,100       1,969,800
  Huntington Bancshares, Inc......................         77,500       2,712,500
  KeyCorp.........................................        169,700       5,451,612
  Mellon Bank Corp................................        189,800       6,903,975
  Mercantile Bancorporation, Inc..................         56,400       3,221,850
  Morgan (J.P.) & Co., Inc........................         64,150       9,013,075
  National City Corp..............................        121,200       7,938,600
  Northern Trust Corp.............................         41,000       3,977,000
  PNC Bank Corp...................................        109,400       6,304,175
  Providian Financial Corp........................         52,550       4,913,425
  Regions Financial Corp..........................         83,100       3,194,156
  Republic New York Corp..........................         39,100       2,666,131
  SouthTrust Corp.................................         59,400       2,279,475
  Summit Bancorp..................................         63,900       2,671,819
  Suntrust Banks, Inc.............................        117,700       8,172,794
  Synovus Financial Corp..........................         97,500       1,937,812


COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  U.S. Bancorp....................................        268,926  $    9,143,484
  Union Planters Corp.............................         48,800       2,180,750
  Wachovia Corp...................................         74,200       6,348,737
  Wells Fargo & Co................................        603,860      25,815,015
                                                                   --------------
                                                                      275,044,002
                                                                   --------------
BUSINESS SERVICES -- 0.2%
  Equifax, Inc....................................         52,300       1,866,456
  Omnicom Group, Inc..............................         64,600       5,168,000
                                                                   --------------
                                                                        7,034,456
                                                                   --------------
CHEMICALS -- 1.6%
  Air Products & Chemicals, Inc...................         85,300       3,433,325
  Dow Chemical Co.................................         80,700      10,238,812
  Du Pont (E.I.) de Nemours & Co..................        413,900      28,274,544
  Eastman Chemical Co.............................         27,600       1,428,300
  Engelhard Corp..................................         49,875       1,128,422
  FMC Corp.(a)....................................         12,300         840,244
  Grace (W.R.) & Co...............................         24,400         448,350
  Great Lakes Chemical Corp.......................         20,600         948,887
  Hercules, Inc...................................         35,400       1,391,662
  Monsanto Co.....................................        230,200       9,078,512
  Nalco Chemical Co...............................         23,100       1,198,312
  Praxair, Inc....................................         59,100       2,892,206
  Raychem Corp....................................         30,200       1,117,400
  Rohm & Haas Co..................................         78,801       3,378,575
  Sigma-Aldrich Corp..............................         38,000       1,308,625
  Union Carbide Corp..............................         50,600       2,466,750
                                                                   --------------
                                                                       69,572,926
                                                                   --------------
COMMERCIAL SERVICES -- 0.2%
  Cendant Corp.(a)................................        305,618       6,265,169
  Deluxe Corp.....................................         29,000       1,129,187
                                                                   --------------
                                                                        7,394,356
                                                                   --------------
COMPUTER SERVICES -- 9.4%
  3Com Corp.(a)...................................        130,000       3,469,375
  Adobe Systems, Inc..............................         23,600       1,938,887
  America Online, Inc.(a).........................        399,200      44,111,600
  Autodesk, Inc...................................         19,800         585,337
  Automatic Data Processing, Inc..................        228,100      10,036,400
  BMC Software, Inc.(a)...........................         87,100       4,703,400
  Cabletron Systems, Inc.(a)......................         58,500         760,500
  Ceridian Corp.(a)...............................         53,200       1,738,975
  Cisco Systems, Inc.(a)..........................      1,172,200      75,606,900
  Computer Associates International, Inc..........        198,143      10,897,865
  Computer Sciences Corp.(a)......................         59,700       4,130,494
  Compuware Corp.(a)..............................        133,600       4,250,150
  Electronic Data Systems Corp....................        178,900      10,119,031
  EMC Corp.(a)....................................        370,700      20,388,500
  First Data Corp.................................        160,900       7,874,044
  Microsoft Corp.(a)..............................      1,877,500     169,327,031
  Novell, Inc.(a).................................        126,100       3,341,650
  Oracle Corp.(a).................................        528,830      19,632,814
  Parametric Technology Corp.(a)..................         93,000       1,290,375
  Peoplesoft, Inc.................................         86,000       1,483,500
  Silicon Graphics, Inc.(a).......................         67,800       1,110,225
  Unisys Corp.....................................         96,900       3,773,044
                                                                   --------------
                                                                      400,570,097
                                                                   --------------
COMPUTERS -- 4.8%
  Apple Computer, Inc.(a).........................         56,700       2,625,919
  Compaq Computer Corp............................        621,069      14,711,572

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
COMPUTERS (CONT'D.)
  Data General Corp.(a)...........................         19,800  $      288,337
  Dell Computer Corp.(a)..........................        935,100      34,598,700
  Gateway 2000, Inc.(a)...........................         57,400       3,386,600
  Hewlett-Packard Co..............................        374,100      37,597,050
  International Business Machines Corp............        669,700      86,558,725
  Networking Appliance, Inc.(a)...................          8,000         447,000
  Seagate Technology, Inc.(a).....................         88,100       2,257,562
  Sun Microsystems, Inc.(a).......................        285,000      19,629,375
                                                                   --------------
                                                                      202,100,840
                                                                   --------------
CONSTRUCTION -- 0.1%
  Centex Corp.....................................         21,600         811,350
  Fluor Corp......................................         28,300       1,146,150
  Foster Wheeler Corp.............................         18,300         258,487
  Pulte Corp......................................         14,500         334,406
                                                                   --------------
                                                                        2,550,393
                                                                   --------------
CONTAINERS -- 0.1%
  Ball Corp.......................................         10,900         460,525
  Bemis Co., Inc..................................         18,100         719,475
  Crown Cork & Seal Co., Inc......................         44,200       1,259,700
  Owens-Illinois, Inc.(a).........................         59,700       1,951,444
  Sealed Air Corp.................................         29,510       1,914,461
                                                                   --------------
                                                                        6,305,605
                                                                   --------------
COSMETICS & SOAPS -- 1.8%
  Alberto Culver Co. (Class "B" Stock)............         19,100         508,537
  Avon Products, Inc..............................         96,000       5,328,000
  Colgate-Palmolive Co............................        107,600      10,625,500
  Gillette Co.....................................        408,100      16,732,100
  International Flavors & Fragrances, Inc.........         39,400       1,748,375
  Procter & Gamble Co.............................        488,104      43,563,282
                                                                   --------------
                                                                       78,505,794
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.0%
  Eastman Kodak Co................................        120,900       8,190,975
  Philip Morris Co., Inc..........................        895,600      35,991,925
                                                                   --------------
                                                                       44,182,900
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.6%
  Avery Dennison Corp.............................         43,900       2,650,462
  Pitney Bowes, Inc...............................        100,900       6,482,825
  Xerox Corp......................................        242,792      14,339,902
                                                                   --------------
                                                                       23,473,189
                                                                   --------------
DIVERSIFIED OPERATIONS -- 3.3%
  Fortune Brands, Inc.............................         64,300       2,660,412
  General Electric Co.............................      1,202,900     135,927,700
                                                                   --------------
                                                                      138,588,112
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 10.1%
  Abbott Laboratories.............................        557,500      25,366,250
  Allergan, Inc...................................         25,300       2,808,300
  ALZA Corp.(a)...................................         35,700       1,816,237
  American Home Products Corp.....................        483,700      27,812,750
  Amgen, Inc.(a)..................................        188,000      11,444,500
  Bard (C.R.), Inc................................         19,000         908,437
  Bausch & Lomb, Inc..............................         20,100       1,537,650
  Baxter International, Inc.......................        106,500       6,456,562
  Becton, Dickinson & Co..........................         93,100       2,793,000
  Biomet, Inc.....................................         42,100       1,673,475
  Boston Scientific Corp.(a)......................        144,800       6,362,150


COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
DRUGS AND MEDICAL SUPPLIES (CONT'D.)
  Bristol-Myers Squibb Co.........................        731,060  $   51,494,039
  Cardinal Health, Inc............................        100,450       6,441,356
  Eli Lilly & Co..................................        405,500      29,043,937
  Guidant Corp....................................        109,800       5,647,837
  Johnson & Johnson...............................        494,000      48,412,000
  Mallinckrodt, Inc...............................         25,800         938,475
  Medtronic, Inc..................................        215,500      16,782,062
  Merck & Co., Inc................................        874,000      64,676,000
  PE Corp-PE Biosystems Corp......................         19,100       2,191,725
  Pfizer, Inc.....................................        477,600      52,416,600
  Pharmacia & Upjohn, Inc.........................        185,225      10,523,095
  Schering-Plough Corp............................        538,900      28,561,700
  St. Jude Medical, Inc.(a).......................         30,300       1,079,437
  Warner-Lambert Co...............................        304,000      21,090,000
  Watson Pharmaceuticals, Inc.(a).................         35,000       1,227,187
                                                                   --------------
                                                                      429,504,761
                                                                   --------------
ELECTRONICS -- 3.9%
  Advanced Micro Devices, Inc.(a).................         51,100         922,994
  Applied Materials, Inc.(a)......................        137,500      10,157,812
  EG&G, Inc.......................................         15,000         534,375
  Emerson Electric Co.............................        161,400      10,148,025
  Grainger (W.W.), Inc............................         33,400       1,797,337
  Harris Corp.....................................         27,100       1,061,981
  Honeywell, Inc..................................         46,600       5,399,775
  Intel Corp......................................      1,223,800      72,816,100
  KLA-Tencor Corp.(a).............................         33,700       2,186,287
  LSI Logic Corp.(a)..............................         51,500       2,375,437
  Micron Technology, Inc..........................         89,200       3,595,875
  Motorola, Inc...................................        220,200      20,863,950
  National Semiconductor Corp.(a).................         58,000       1,468,125
  Rockwell International Corp.....................         68,500       4,161,375
  Solectron Corp..................................         94,100       6,275,294
  Tektronix, Inc..................................         17,500         528,281
  Texas Instruments, Inc..........................        143,100      20,749,500
  Thomas & Betts Corp.............................         19,800         935,550
                                                                   --------------
                                                                      165,978,073
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.1%
  Browning-Ferris Industries, Inc.................         66,200       2,846,600
                                                                   --------------
FINANCIAL SERVICES -- 5.8%
  American Express Co.............................        165,800      21,574,725
  Associates First Capital Corp...................        266,566      11,812,206
  Bear Stearns Companies, Inc.....................         42,105       1,968,409
  Block (H.R.), Inc...............................         36,700       1,835,000
  Capital One Financial Corp......................         74,400       4,143,150
  Citigroup, Inc..................................      1,244,213      59,100,117
  Countrywide Credit Industries, Inc..............         40,800       1,744,200
  Dun & Bradstreet Corp...........................         62,360       2,209,882
  Federal Home Loan Mortgage Corp.................        253,000      14,674,000
  Federal National Mortgage Association...........        381,900      26,112,412
  Fifth Third Bancorp.............................         97,600       6,496,500
  Franklin Resource, Inc..........................         92,400       3,753,750
  Household International, Inc....................        175,258       8,302,848
  Lehman Brothers Holdings, Inc...................         43,700       2,720,325
  MBNA Corp.......................................        292,768       8,966,020
  Merrill Lynch & Co., Inc........................        133,900      10,703,631
  Morgan Stanley Dean Witter & Co.................        212,605      21,792,012
  PaineWebber Group, Inc..........................         54,000       2,524,500
  Paychex, Inc....................................         88,500       2,820,937

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
FINANCIAL SERVICES (CONT'D.)
  Schwab (Charles) Corp.(a).......................        149,100  $   16,382,362
  SLM Holding Corp................................         59,600       2,730,425
  State Street Corp...............................         58,800       5,020,050
  Transamerica Corp...............................         47,000       3,525,000
  Washington Mutual, Inc..........................        216,348       7,653,310
                                                                   --------------
                                                                      248,565,771
                                                                   --------------
FOOD & BEVERAGES -- 4.4%
  Anheuser-Busch Companies, Inc...................        177,300      12,577,219
  Archer-Daniels-Midland Co.......................        215,173       3,321,733
  Bestfoods.......................................        104,800       5,187,600
  Brown-Forman Corp. (Class "B" Stock)............         27,600       1,799,175
  Campbell Soup Co................................        164,100       7,610,137
  Coca-Cola Enterprises, Inc......................        154,000       4,581,500
  Coca-Cola Co....................................        904,600      56,537,500
  ConAgra, Inc....................................        179,100       4,768,538
  Coors (Adolph) Co. (Class "B" Stock)............         12,800         633,600
  General Mills, Inc..............................         56,900       4,573,337
  Heinz (H.J.) & Co...............................        132,350       6,634,044
  Hershey Foods Corp..............................         54,100       3,212,187
  Kellogg Co......................................        148,900       4,913,700
  Nabisco Group Holdings Corp.....................        119,900       2,345,544
  PepsiCo, Inc....................................        535,800      20,728,762
  Pioneer Hi-Bred International, Inc..............         90,000       3,504,375
  Quaker Oats Co..................................         51,100       3,391,762
  Ralston-Ralston Purina Group....................        123,620       3,762,684
  Sara Lee Corp...................................        332,400       7,541,325
  Seagram Co., Ltd................................        150,100       7,561,287
  Sysco Corp......................................        121,500       3,622,219
  Unilever NV.....................................        210,132      14,656,707
  Wrigley (William) Jr. Co........................         42,600       3,834,000
                                                                   --------------
                                                                      187,298,935
                                                                   --------------
FOREST PRODUCTS -- 0.7%
  Boise Cascade Corp..............................         19,886         852,612
  Champion International Corp.....................         35,000       1,675,625
  Fort James Corp.................................         81,000       3,067,875
  Georgia-Pacific Corp............................         66,800       3,164,650
  International Paper Co..........................        151,112       7,631,156
  Louisiana-Pacific Corp..........................         38,900         923,875
  Mead Corp.......................................         37,400       1,561,450
  Potlatch Corp...................................         10,000         439,375
  Temple-Inland, Inc..............................         20,000       1,365,000
  Westvaco Corp...................................         35,700       1,035,300
  Weyerhaeuser Co.................................         73,900       5,080,625
  Willamette Industries, Inc......................         40,100       1,847,106
                                                                   --------------
                                                                       28,644,649
                                                                   --------------
GAS PIPELINES -- 0.3%
  Columbia Energy Group...........................         30,250       1,896,297
  Consolidated Natural Gas Co.....................         37,000       2,247,750
  Peoples Energy Corp.............................         11,400         429,637
  Sempra Energy...................................         89,104       2,015,978
  Sonat, Inc......................................         39,900       1,321,687
  Williams Companies, Inc.........................        157,600       6,707,850
                                                                   --------------
                                                                       14,619,199
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.5%
  Columbia/HCA Healthcare Corp....................        234,298       5,344,923
  Healthsouth Corp.(a)............................        154,500       2,307,844
  Humana, Inc.(a).................................         58,100         751,669


COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
HOSPITALS/ HOSPITAL MANAGEMENT (CONT'D.)
  IMS Health, Inc.................................        115,120  $    3,597,500
  Manor Care, Inc.................................         40,850         988,059
  McKesson HBOC Inc...............................        101,107       3,248,062
  Service Corp. International.....................        101,500       1,953,875
  Shared Medical Systems Corp.....................          9,000         587,250
  Tenet Healthcare Corp.(a).......................        111,100       2,062,294
  Wellpoint Health Networks Inc...................         22,600       1,918,175
                                                                   --------------
                                                                       22,759,651
                                                                   --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.4%
  Clorox Co.......................................         42,800       4,571,575
  Kimberly-Clark Corp.............................        197,488      11,256,816
                                                                   --------------
                                                                       15,828,391
                                                                   --------------
HOUSING RELATED -- 0.6%
  Armstrong World Industries, Inc.................         14,700         849,844
  Fleetwood Enterprises, Inc......................         12,600         333,112
  Kaufman & Broad Home Corp.......................         16,166         402,129
  Lowe's Companies, Inc...........................        135,900       7,703,831
  Masco Corp......................................        124,200       3,586,275
  Maytag Corp.....................................         32,700       2,278,781
  Newell Rubbermaid Inc...........................        102,149       4,749,929
  Owens Corning...................................         19,100         656,563
  Stanley Works...................................         32,300       1,039,656
  Tupperware Corp.................................         22,300         568,650
  Whirlpool Corp..................................         27,300       2,020,200
                                                                   --------------
                                                                       24,188,970
                                                                   --------------
INSURANCE -- 3.5%
  Aetna, Inc......................................         53,312       4,768,092
  Aflac Inc.......................................         97,400       4,663,025
  Allstate Corp...................................        298,688      10,715,432
  American General Corp...........................         92,286       6,956,057
  American International Group, Inc...............        453,535      53,091,941
  Aon Corp........................................         94,125       3,882,656
  Chubb Corp......................................         58,400       4,058,800
  CIGNA Corp......................................         76,400       6,799,600
  Cincinnati Financial Corp.......................         62,500       2,347,656
  Conseco, Inc....................................        114,259       3,477,758
  Hartford Financial Services Group, Inc..........         86,000       5,014,875
  Jefferson-Pilot Corp............................         39,912       2,641,676
  Lincoln National Corp...........................         75,600       3,954,825
  Loews Corp......................................         43,000       3,402,375
  Marsh & McLennan Companies, Inc.................         95,200       7,187,600
  MBIA, Inc.......................................         36,300       2,350,425
  MGIC Investment Corp............................         40,200       1,954,725
  Progressive Corp................................         27,000       3,915,000
  Provident Companies, Inc........................         47,200       1,888,000
  SAFECO Corp.....................................         48,300       2,131,238
  St. Paul Companies, Inc.........................         86,410       2,748,918
  Torchmark Corp..................................         51,000       1,740,375
  United Healthcare Corp..........................         67,500       4,227,188
  UNUM Corp.......................................         52,200       2,857,950
                                                                   --------------
                                                                      146,776,187
                                                                   --------------
LEISURE -- 1.0%
  Brunswick Corp..................................         33,400         931,025
  Carnival Corp. (Class "A" Stock)................        225,400      10,931,900
  Disney (Walt) Co................................        757,601      23,343,581
  Harrah's Entertainment, Inc.(a).................         46,350       1,019,700
  Hilton Hotels Corp..............................         95,800       1,359,163

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
LEISURE (CONT'D.)
  King World Productions, Inc.....................         25,600  $      891,200
  Marriott International, Inc. (Class "A"
    Stock)........................................         90,200       3,371,225
  Mirage Resorts, Inc.(a).........................         70,900       1,187,575
                                                                   --------------
                                                                       43,035,369
                                                                   --------------
MACHINERY -- 0.7%
  Briggs & Stratton Corp..........................          7,800         450,450
  Case Corp.......................................         25,400       1,222,375
  Caterpillar, Inc................................        130,900       7,854,000
  Cooper Industries, Inc..........................         42,600       2,215,200
  Deere & Co......................................         85,200       3,376,050
  Delphi Automotive Systems Corp.(a)..............        201,044       3,731,879
  Dover Corp......................................         80,100       2,803,500
  Eaton Corp......................................         25,500       2,346,000
  Ingersoll-Rand Co...............................         62,750       4,055,219
  Milacron, Inc...................................         12,600         233,100
  Snap-On, Inc....................................         22,800         825,075
  Timken Co.......................................         21,500         419,250
                                                                   --------------
                                                                       29,532,098
                                                                   --------------
MANUFACTURING -- 0.8%
  Illinois Tool Works, Inc........................         91,300       7,486,600
  Tyco International Ltd..........................        300,372      28,460,247
                                                                   --------------
                                                                       35,946,847
                                                                   --------------
MEDIA -- 2.8%
  CBS Corp.(a)....................................        260,000      11,293,750
  Clear Channel Communications, Inc.(a)...........        118,300       8,155,306
  Comcast Corp. (Special Class "A" Stock).........        269,400      10,355,063
  Donnelley (R.R.) & Sons Co......................         49,500       1,834,594
  Dow Jones & Co., Inc............................         36,000       1,910,250
  Gannett Co., Inc................................        103,500       7,387,313
  Interpublic Group of Companies, Inc.............         51,300       4,443,863
  Knight-Ridder, Inc..............................         27,600       1,516,275
  McGraw-Hill, Inc................................         72,900       3,932,044
  Mediaone Group, Inc.............................        223,500      16,622,813
  Meredith Corp...................................         17,800         616,325
  New York Times Co. (Class "A" Stock)............         65,200       2,400,175
  Time Warner, Inc................................        445,680      32,757,480
  Times Mirror Co. (Class "A" Stock)..............         30,600       1,813,050
  Tribune Co......................................         42,600       3,711,525
  Viacom, Inc. (Class "B" Stock)(a)...............        255,034      11,221,496
                                                                   --------------
                                                                      119,971,322
                                                                   --------------
METALS-FERROUS -- 0.1%
  Allegheny Teledyne, Inc.........................         69,880       1,581,035
  Bethlehem Steel Corp.(a)........................         47,300         363,619
  Nucor Corp......................................         34,100       1,617,619
  USX-U.S. Steel Group, Inc.......................         31,540         851,580
  Worthington Industries, Inc.....................         34,000         558,875
                                                                   --------------
                                                                        4,972,728
                                                                   --------------
METALS-NON FERROUS -- 0.3%
  Alcan Aluminum Ltd..............................         79,350       2,534,241
  Alcoa, Inc......................................        134,700       8,334,563
  Cyprus Amax Minerals Co.........................         32,700         496,631

COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
METALS-NON FERROUS (CONT'D.)
  Inco Ltd........................................         60,200  $    1,083,600
  Reynolds Metals Co..............................         25,600       1,510,400
                                                                   --------------
                                                                       13,959,435
                                                                   --------------
MINERAL RESOURCES -- 0.1%
  ASARCO, Inc.....................................         16,500         310,406
  Burlington Resources, Inc.......................         67,817       2,933,085
  Homestake Mining Co.............................         93,700         767,169
  Phelps Dodge Corp...............................         20,300       1,257,331
                                                                   --------------
                                                                        5,267,991
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.6%
  AES Corp........................................         71,400       4,150,125
  Crane Co........................................         25,625         805,586
  Danaher Corp....................................         48,000       2,790,000
  Ecolab, Inc.....................................         46,000       2,006,750
  ITT Industries, Inc.............................         41,900       1,597,438
  Laidlaw, Inc....................................        112,400         828,950
  Millipore Corp..................................         14,200         575,988
  NACCO Industries, Inc. (Class "A" Stock)........          3,300         242,550
  Pall Corp.......................................         42,000         931,875
  PPG Industries, Inc.............................         65,800       3,886,313
  Textron, Inc....................................         59,400       4,889,363
  Thermo Electron Corp.(a)........................         57,000       1,143,563
                                                                   --------------
                                                                       23,848,501
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.5%
  American Greetings Corp. (Class "A" Stock)......         24,800         747,100
  Black & Decker Corp.............................         32,900       2,076,813
  Corning, Inc....................................         88,700       6,220,088
  Jostens, Inc....................................         12,400         261,175
  Minnesota Mining & Manufacturing Co.............        149,000      12,953,688
  Polaroid Corp...................................         15,400         425,425
                                                                   --------------
                                                                       22,684,289
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc....................................         58,900       1,406,238
                                                                   --------------
OIL & GAS -- 5.1%
  Amerada Hess Corp...............................         32,500       1,933,750
  Anadarko Petroleum Corp.........................         44,600       1,641,838
  Ashland, Inc....................................         26,600       1,067,325
  Atlantic Richfield Co...........................        119,370       9,974,856
  Chevron Corp....................................        241,200      22,959,225
  Coastal Corp....................................         76,700       3,068,000
  Eastern Enterprises.............................          9,500         377,625
  Exxon Corp......................................        894,100      68,957,463
  Kerr-McGee Corp.................................         33,926       1,702,661
  Mobil Corp......................................        287,100      28,422,900
  NICOR, Inc......................................         16,200         616,613
  Phillips Petroleum Co...........................         94,400       4,749,500
  Royal Dutch Petroleum Co........................        787,300      47,434,825
  Sunoco, Inc.....................................         33,200       1,002,225
  Texaco, Inc.....................................        198,582      12,411,375
  Union Pacific Resources Group, Inc..............         86,056       1,403,789
  Unocal Corp.....................................         87,600       3,471,150
  USX-Marathon Group..............................        116,500       3,793,531
                                                                   --------------
                                                                      214,988,651
                                                                   --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.1%
  Occidental Petroleum Corp.......................        128,000       2,704,000
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
OIL & GAS SERVICES -- 0.9%
  Apache Corp.....................................         40,100  $    1,563,900
  Baker Hughes, Inc...............................        118,130       3,957,355
  Enron Corp......................................        129,400      10,578,450
  Halliburton Co..................................        164,100       7,425,525
  Helmerich & Payne, Inc..........................         18,100         431,006
  McDermott International, Inc....................         20,700         584,775
  ONEOK, Inc......................................         13,000         412,750
  Rowan Companies, Inc.(a)........................         28,700         529,156
  Schlumberger Ltd................................        200,600      12,775,713
                                                                   --------------
                                                                       38,258,630
                                                                   --------------
PRECIOUS METALS -- 0.2%
  Barrick Gold Corp...............................        141,300       2,737,688
  Battle Mountain Gold Co.........................         89,000         216,938
  Freeport-McMoRan Copper & Gold, Inc. (Class
    "B")..........................................         66,200       1,187,463
  Newmont Mining Corp.............................         61,503       1,222,372
  Placer Dome, Inc................................        115,000       1,358,438
                                                                   --------------
                                                                        6,722,899
                                                                   --------------
RAILROADS -- 0.5%
  Burlington Northern Santa Fe Corp...............        171,626       5,320,406
  CSX Corp........................................         80,612       3,652,731
  Kansas City Southern Industries, Inc............         38,300       2,444,019
  Norfolk Southern Corp...........................        141,300       4,256,663
  Union Pacific Corp..............................         92,100       5,370,581
                                                                   --------------
                                                                       21,044,400
                                                                   --------------
RESTAURANTS -- 0.6%
  Darden Restaurants, Inc.........................         50,300       1,097,169
  McDonald's Corp.................................        495,300      20,462,081
  Tricon Global Restaurants, Inc.(a)..............         56,650       3,066,181
  Wendy's International, Inc......................         44,800       1,268,400
                                                                   --------------
                                                                       25,893,831
                                                                   --------------
RETAIL -- 6.2%
  Albertson's, Inc................................        152,744       7,875,863
  AutoZone, Inc.(a)...............................         51,900       1,563,488
  Best Buy Co., Inc.(a)...........................         30,000       2,025,000
  Circuit City Stores, Inc........................         37,600       3,496,800
  Consolidated Stores Corp........................         40,200       1,085,400
  Costco Companies, Inc.(a).......................         80,666       6,458,322
  CVS Corp........................................        141,600       7,186,200
  Dayton-Hudson Corp..............................        163,184      10,606,960
  Dillard's, Inc..................................         37,750       1,325,969
  Dollar General Corporation......................         79,843       2,315,447
  Federated Department Stores, Inc.(a)............         76,500       4,049,719
  Great Atlantic & Pacific Tea Co., Inc...........         12,400         419,275
  Harcourt General, Inc...........................         27,006       1,392,497
  Home Depot, Inc.................................        543,046      34,992,527
  IKON Office Solutions, Inc......................         52,476         787,140
  J.C. Penney Co., Inc............................         95,300       4,628,006
  Kmart Corp.(a)..................................        175,400       2,883,138
  Kohl's Corp.(a).................................         58,200       4,492,313
  Kroger Co.(a)...................................        300,000       8,381,250
  Liz Claiborne, Inc..............................         23,400         854,100
  Longs Drug Stores, Inc..........................         13,700         473,506
  May Department Stores Co........................        127,200       5,199,300
  Nordstrom, Inc..................................         52,300       1,752,050
  Office Depot, Inc...............................         72,000       1,588,500
  Pep Boys - Manny, Moe & Jack....................         19,656         425,061
  Rite Aid Corp...................................         94,600       2,329,525


COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
RETAIL (CONT'D.)
  Safeway, Inc.(a)................................        182,600  $    9,038,700
  Sears, Roebuck & Co.............................        140,200       6,247,663
  Sherwin-Williams Co.............................         64,700       1,795,425
  Staples, Inc.(a)................................        171,200       5,296,500
  Supervalu, Inc..................................         40,800       1,048,050
  Tandy Corp......................................         74,860       3,658,783
  The Gap, Inc....................................        316,988      15,968,245
  The Limited, Inc................................         82,048       3,722,928
  TJX Companies, Inc..............................        116,400       3,877,575
  Toys 'R' Us, Inc.(a)............................         98,450       2,036,684
  Wal-Mart Stores, Inc............................      1,635,200      78,898,400
  Walgreen Co.....................................        364,000      10,692,500
  Winn-Dixie Stores, Inc..........................         54,900       2,027,869
                                                                   --------------
                                                                      262,896,678
                                                                   --------------
RUBBER -- 0.1%
  Cooper Tire & Rubber Co.........................         28,800         680,400
  Goodyear Tire & Rubber Co.......................         58,000       3,411,125
                                                                   --------------
                                                                        4,091,525
                                                                   --------------
TELECOMMUNICATIONS -- 10.9%
  Alltel Corp.....................................        102,100       7,300,150
  Ameritech Corp..................................        404,300      29,716,050
  Andrew Corp.(a).................................         29,112         551,309
  AT&T Corp.......................................      1,168,021      65,190,172
  Bell Atlantic Corp..............................        571,490      37,361,159
  BellSouth Corp..................................        708,100      33,192,188
  CenturyTel, Inc.................................         51,200       2,035,200
  Frontier Corp...................................         64,100       3,781,900
  General Instrument Corp.........................         62,300       2,647,750
  GTE Corp........................................        354,120      26,824,590
  Lucent Technologies, Inc........................      1,117,305      75,348,256
  MCI Worldcom, Inc...............................        681,872      58,811,460
  Nextel Communications, Inc. (Class "A"
    Stock)(a).....................................        109,100       5,475,456
  Nortel Networks Corp............................        245,120      21,279,480
  SBC Communications, Inc.........................        718,786      41,689,588
  Scientific-Atlanta, Inc.........................         27,200         979,200
  Sprint Corp.....................................        327,700      17,306,656
  Sprint Corp. (PCS Group)........................        159,950       9,137,144
  Tellabs, Inc.(a)................................        144,500       9,762,781
  US West, Inc....................................        183,222      10,764,293
  Vodafone Group, ADR, PLC........................         29,600       5,831,200
                                                                   --------------
                                                                      464,985,982
                                                                   --------------
TEXTILES -- 0.1%
  National Service Industries, Inc................         14,700         529,200
  Russell Corp....................................         12,700         247,650
  Springs Industries, Inc.........................          8,700         379,538
  VF Corp.........................................         42,836       1,831,239
                                                                   --------------
                                                                        2,987,627
                                                                   --------------
TOBACCO
  R.J. Reynolds Tobacco Holdings, Inc.............              1              21
  UST, Inc........................................         66,100       1,933,425
                                                                   --------------
                                                                        1,933,446
                                                                   --------------
TOYS -- 0.1%
  Hasbro, Inc.....................................         73,550       2,054,803
  Mattel, Inc.....................................        147,381       3,896,385
                                                                   --------------
                                                                        5,951,188
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp.(a)........................        106,640  $    5,785,220
  Ryder System, Inc...............................         25,800         670,800
                                                                   --------------
                                                                        6,456,020
                                                                   --------------
UTILITY - ELECTRIC -- 1.9%
  Ameren Corp.....................................         53,900       2,068,413
  American Electric Power Co., Inc................         72,500       2,723,281
  Carolina Power & Light Co.......................         55,000       2,354,688
  Central & South West Corp.......................         77,400       1,809,225
  CINergy Corp....................................         55,739       1,783,648
  CMS Energy Corp.................................         41,100       1,721,063
  Consolidated Edison, Inc........................         87,200       3,945,800
  Constellation Energy Group......................         53,550       1,586,419
  Dominion Resources, Inc.........................         71,950       3,116,334
  DTE Energy Co...................................         53,600       2,144,000
  Duke Energy Corp................................        132,731       7,217,248
  Edison International............................        129,800       3,472,150
  Entergy Corp....................................         90,300       2,821,875
  First Energy Corp.(a)...........................         87,200       2,703,200
  FPL Group, Inc..................................         68,100       3,719,963
  Florida Progress Corp...........................         28,000       1,156,750
  GPU, Inc........................................         46,200       1,949,063
  New Century Energies, Inc.......................         40,900       1,587,431
  Niagara Mohawk Holdings Inc.(a).................         64,600       1,037,638
  Northern States Power Co........................         53,900       1,303,706
  Pacific Gas & Electric Co.......................        140,000       4,550,000
  PacifiCorp......................................        110,300       2,026,763
  PECO Energy Co..................................         80,500       3,370,938
  PP&L Resources, Inc.............................         55,000       1,691,250
  Public Service Enterprise Group, Inc............         80,400       3,286,350
  Reliant Energy, Inc.............................        103,410       2,856,701
  Southern Co.....................................        259,400       6,874,100
  Texas Utilities Co..............................        103,506       4,269,623
  Unicom Corp.....................................         79,100       3,050,294
                                                                   --------------
                                                                       82,197,914
                                                                   --------------
WASTE MANAGEMENT -- 0.3%
  Waste Management, Inc...........................        224,230      12,052,363
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $2,119,905,344)..........................................   4,133,660,226
                                                                   --------------

                                                      PRINCIPAL
SHORT-TERM                                             AMOUNT          VALUE
INVESTMENTS -- 2.6%                                     (000)         (NOTE 2)
                                                    -------------  --------------
U.S. GOVERNMENT OBLIGATIONS -- 0.2%
  United States Treasury Bills
    4.545%, 09/16/99(b)...........................  $       6,100  $    6,040,891
    4.61%, 09/16/99(b)............................            300         297,093
                                                                   --------------
                                                                        6,337,984
                                                                   --------------
REPURCHASE AGREEMENT -- 2.4%
  Joint Repurchase Agreement Account, (Note 5)
    4.775%, 07/01/99..............................        102,839     102,839,000
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $109,177,330)............................................     109,176,984
                                                                   --------------
TOTAL INVESTMENTS -- 99.8%
  (cost $2,229,082,674; Note 6)..................................   4,242,837,210
                                                                   --------------
VARIATION MARGIN
  ON OPEN FUTURES CONTRACTS(C)...................................       2,047,036
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.2%.........................................       7,204,318
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $4,252,088,564
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:
  PLC   Public Limited Company (British Corporation)

(a)  Non-income producing security

(b)  Security segregated as collateral for futures contracts.

(c)  Open futures contracts as of June 30, 1999 are as follows:

                                                   VALUE AT
NUMBER OF                EXPIRATION  VALUE AT      JUNE 30,
CONTRACTS      TYPE        DATE     TRADE DATE       1999      APPRECIATION
           S&P 500
   328     Index          Sep 99    $109,115,287 $113,299,401  $4,184,114

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            EQUITY INCOME PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

LONG-TERM INVESTMENTS -- 99.6%
                                                                                 VALUE
COMMON STOCKS -- 94.3%                                       SHARES             (NOTE 2)
                                                       ------------------    --------------
AEROSPACE
  United Industrial Corp.............................              32,600    $      360,637
                                                                             --------------
AIRLINES -- 3.3%
  AMR Corp. (a)......................................             956,200        65,260,650
  US Airways Group, Inc..............................             233,000        10,150,062
                                                                             --------------
                                                                                 75,410,712
                                                                             --------------
AUTOS - CARS & TRUCKS -- 3.2%
  Ford Motor Co......................................             510,600        28,816,987
  General Motors Corp................................             658,000        43,428,000
                                                                             --------------
                                                                                 72,244,987
                                                                             --------------
CHEMICALS -- 5.8%
  Dow Chemical Co....................................             800,000       101,500,000
  Lyondell Chemical Co...............................             518,100        10,685,812
  Millennium Chemicals, Inc..........................             849,698        20,021,009
                                                                             --------------
                                                                                132,206,821
                                                                             --------------
DIVERSIFIED CONSUMER PRODUCTS -- 2.6%
  Eastman Kodak Co...................................             224,400        15,203,100
  Gibson Greetings, Inc. (a).........................             731,100         4,637,916
  Phillip Morris Co., Inc............................             944,100        37,941,019
                                                                             --------------
                                                                                 57,782,035
                                                                             --------------
DIVERSIFIED OPERATIONS -- 0.4%
  Tomkins, PLC, ADR, (United Kingdom)................             521,900(b)      9,524,675
                                                                             --------------
ELECTRONICS -- 0.6%
  Esterline Technologies Corp. (a)...................             567,900         8,163,562
  Instron Corp.......................................              59,200         1,198,800
  Newport Corp.......................................             316,100         4,899,550
                                                                             --------------
                                                                                 14,261,912
                                                                             --------------
FINANCIAL SERVICES -- 9.9%
  A.G. Edwards, Inc..................................             326,000        10,513,500
  Bear Stearns Companies, Inc........................           1,003,938        46,934,101
  Goldman Sachs Group, Inc...........................              83,600         6,040,100
  Lehman Brothers Holdings, Inc......................           1,611,700       100,328,325
  PaineWebber Group, Inc.............................           1,307,400        61,120,950
                                                                             --------------
                                                                                224,936,976
                                                                             --------------
FOOD & BEVERAGES -- 2.3%
  Nabisco Group Holdings Corp........................           2,603,280        50,926,665
                                                                             --------------
FOREST PRODUCTS -- 5.9%
  Georgia-Pacific Corp...............................             794,600        37,644,175
  Longview Fibre Co..................................           1,358,900        21,232,812
  Louisiana-Pacific Corp.............................           1,324,700        31,461,625
  Potlatch Corp......................................             211,400         9,288,387
  Rayonier, Inc......................................             408,600        20,353,387
  Weyerhaeuser Co....................................             202,000        13,887,500
                                                                             --------------
                                                                                133,867,886
                                                                             --------------
GAS DISTRIBUTION -- 0.6%
  Star Gas Partners, L.P.............................               5,785            50,257
  TransCanada Pipelines, Ltd.........................             980,444(b)     13,726,216
                                                                             --------------
                                                                                 13,776,473
                                                                             --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 3.4%
  Columbia/HCA Healthcare Corp.......................           1,082,700        24,699,094
  Humana Inc. (a)....................................           1,048,900        13,570,144
  Lifepoint Hospitals, Inc. (a)......................              56,984           765,722
  PhyCor, Inc. (a)...................................           2,019,600        14,957,662
  Tenet Healthcare Corp. (a).........................           1,196,600        22,211,887
  Triad Hospitals, Inc. (a)..........................              56,984           769,284
                                                                             --------------
                                                                                 76,973,793
                                                                             --------------

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                    SHARES             (NOTE 2)
                                                       ------------------    --------------
HOUSING RELATED -- 5.8%
  Hanson, PLC, ADR, (United Kingdom).................           2,056,950    $   91,277,156
  Kaufman & Broad Home Corp..........................             708,300        17,618,962
  Ryland Group, Inc..................................             725,000        21,523,437
                                                                             --------------
                                                                                130,419,555
                                                                             --------------
INSURANCE -- 2.5%
  Marsh & McLennan Companies, Inc....................             458,700        34,631,850
  Ohio Casualty Corp.................................             391,200(b)     14,132,100
  Selective Insurance Group, Inc.....................             409,600         7,808,000
                                                                             --------------
                                                                                 56,571,950
                                                                             --------------
MACHINERY -- 3.5%
  Cascade Corp.......................................              14,700           205,800
  Commerical Intertech Corp..........................             179,900         2,867,156
  Delphi Automotive Systems Corp.....................             459,895         8,536,801
  Flowserve Corp.....................................           1,165,500        22,071,656
  Graco Inc..........................................             200,000         5,875,000
  Regal-Beloit Corp..................................             150,000         3,543,750
  Snap-On, Inc.......................................             596,000        21,567,750
  United Dominion Industries, Ltd....................             600,000        14,550,000
                                                                             --------------
                                                                                 79,217,913
                                                                             --------------
METALS-FERROUS -- 3.5%
  AK Steel Holding Corp..............................             951,100        21,399,750
  USX-U.S. Steel Group...............................           2,168,100        58,538,700
                                                                             --------------
                                                                                 79,938,450
                                                                             --------------
METALS-NON FERROUS -- 8.7%
  ALCOA, Inc.........................................           2,136,100       132,171,188
  Reynolds Metals Co.................................           1,094,786        64,592,374
                                                                             --------------
                                                                                196,763,562
                                                                             --------------
MISCELLANEOUS - INDUSTRIAL -- 0.3%
  Tenneco, Inc.......................................             234,500         5,598,688
                                                                             --------------
OIL & GAS -- 2.2%
  Noble Affiliates, Inc..............................             735,800        20,740,363
  Pioneer Natural Resources Co.......................           1,885,017        20,735,187
  USX-Marathon Group.................................             237,500         7,733,594
                                                                             --------------
                                                                                 49,209,144
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 3.4%
  Crestar Energy, Inc., ADR, (Canada) (a)............             206,000         2,447,054
  Elf Aquitaine SA, ADR, (France)....................             700,400        51,523,175
  Occidental Petroleum Corp..........................           1,030,000        21,758,750
                                                                             --------------
                                                                                 75,728,979
                                                                             --------------
OIL & GAS SERVICES -- 4.6%
  McDermott International, Inc.......................           2,994,100        84,583,325
  Pennzoil-Quaker State Co...........................           1,259,208        18,888,120
                                                                             --------------
                                                                                103,471,445
                                                                             --------------
PRECIOUS METALS -- 1.0%
  Ashanti Goldfields Co., Ltd........................             722,131         5,009,784
  Coeur d'Alene Mines Corp...........................             200,578(b)        927,673
  Stillwater Mining Co. (a)..........................             501,000        16,376,438
                                                                             --------------
                                                                                 22,313,895
                                                                             --------------
REAL ESTATE DEVELOPMENT -- 11.1%
  Capital Automotive.................................             595,800         7,894,350
  Centertrust Retail Properties, Inc.................             432,600         5,083,050
  Crescent Real Estate Equities Co...................           2,322,700        55,164,125
  Crown American Realty Trust........................           1,140,100         8,336,981
  Equity Office Properties Trust.....................             560,678        14,367,374

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                    SHARES             (NOTE 2)
                                                       ------------------    --------------
REAL ESTATE DEVELOPMENT (CONT'D.)
  Equity Residential Properties Trust................           1,619,900    $   72,996,744
  Gables Residential Trust...........................             430,100        10,376,163
  Glimcher Realty Trust..............................             527,900         8,578,375
  Manufactured Home Communities, Inc.................             421,900        10,969,400
  TriNet Corporate Realty Trust, Inc.................             171,700         4,753,944
  Vornado Realty Trust...............................           1,272,400        44,931,625
  Walden Residential Properties, Inc.................             365,600         7,860,400
                                                                             --------------
                                                                                251,312,531
                                                                             --------------
RETAIL -- 4.9%
  Dillard's, Inc.....................................             154,500         5,426,813
  Heilig-Meyers, Co..................................           2,055,200        14,001,050
  J.C. Penney Co., Inc...............................             614,100        29,822,231
  The Limited, Inc...................................           1,338,116        60,717,014
                                                                             --------------
                                                                                109,967,108
                                                                             --------------
TELECOMMUNICATIONS -- 1.2%
  Telecomunicacoes Brasileiras S.A., ADR, (Brazil)...             354,700            22,169
  Telefonos de Mexico SA (Class "L" Stock), ADR,
    (Mexico).........................................             347,900(b)     28,114,669
                                                                             --------------
                                                                                 28,136,838
                                                                             --------------
TEXTILES -- 0.8%
  Garan, Inc.........................................               3,100            99,588
  Kellwood Co........................................             664,900        18,035,413
                                                                             --------------
                                                                                 18,135,001
                                                                             --------------
TOBACCO -- 1.2%
  R.J. Reynolds Tobacco Holdings, Inc. (a)...........             867,760        27,334,440
                                                                             --------------
TRUCKING/SHIPPING -- 0.4%
  Yellow Corp. (a)...................................             566,500        10,055,375
                                                                             --------------
UTILITY - ELECTRIC -- 0.4%
  Cleco Corp.........................................               6,200           188,325
  First Energy Corp. (a).............................              25,165           780,115
  Pacific Gas & Electric, Co.........................             247,200         8,034,000
                                                                             --------------
                                                                                  9,002,440
                                                                             --------------
WASTE MANAGEMENT -- 0.8%
  Waste Management, Inc..............................             323,542        17,390,383
                                                                             --------------
TOTAL COMMON STOCKS
  (cost $1,699,366,541)..................................................     2,132,841,269
                                                                             --------------

PREFERRED STOCKS -- 4.7%
METALS-FERROUS -- 0.8%
  Bethlehem Steel Corp. (Cum. Conv.), $3.50..........             261,400         9,541,100
  Rouge Steel, 7.25%.................................             273,100         2,560,313
  USX Capital Trust (Cum. Conv.), 6.75%..............             119,200         5,438,500
                                                                             --------------
                                                                                 17,539,913
                                                                             --------------
METALS-NON FERROUS -- 0.1%
  Hecla Mining Co. (Cum. Conv.), 7.00%, Series B.....              61,800         1,807,650
                                                                             --------------
REAL ESTATE DEVELOPMENT -- 0.6%
  Union Pacific Capital Trust, 6.25%.................             246,400        12,689,600
                                                                             --------------
RETAIL -- 1.8%
  Kmart Corp. (Cum. Conv.), 7.75%....................             699,000        40,891,500
                                                                             --------------
TELECOMMUNICATIONS -- 1.4%
  Telecomunicacoes Brasileiras S.A., ADR, Series B,
    (Brazil).........................................           354,700(b)       31,989,506
                                                                             --------------
TOTAL PREFERRED STOCKS
  (cost $114,070,677)....................................................       104,918,169
                                                                             --------------

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
CONVERTIBLE BONDS -- 0.6%                              RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
OIL & GAS SERVICES -- 0.2%
  Baker Hughes, Inc.,
    Zero Coupon, 05/05/08.........................       A2       $   6,000  $    4,622,820
                                                                             --------------
REAL ESTATE DEVELOPMENT -- 0.1%
  Malan Realty Investors, Inc.,
    9.50%, 07/15/04...............................       B3           2,969       2,972,711
                                                                             --------------
RETAIL -- 0.3%
  Charming Shoppes, Inc.,
    7.50%, 07/15/06...............................       B2           8,079       7,813,928
                                                                             --------------
TOTAL CONVERTIBLE BONDS
  (cost $15,281,359).......................................................      15,409,459
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,828,718,577)....................................................   2,253,168,897
                                                                             --------------

SHORT-TERM INVESTMENTS -- 3.9%
COMMERCIAL PAPER -- 3.4%
  ConAgra, Inc.,
    6.15%, 07/01/99........................       P1             22,000(c)       22,000,000
  Conoco, Inc.,
    5.30%, 07/06/99........................       P1              1,000(c)          999,264
  Dayton Hudson Corp.,
    5.18%, 07/12/99........................       P1             10,000(c)        9,984,172
  MCI WorldCom, Inc.,
    6.15%, 07/01/99........................       P1             22,000(c)       22,000,000
  Raytheon Co.,
    5.20%, 07/02/99........................       P1              5,500(c)        5,499,206
  Rohm & Haas Co.,
    5.45%, 07/29/99........................       P1             17,000(c)       16,927,939
                                                                             --------------
                                                                                 77,410,581
                                                                             --------------
TIME DEPOSIT -- 0.3%
  Deutsche Bank AG,
    5.125%, 07/01/99.......................       P1              6,381(c)        6,381,000
                                                                             --------------

REPURCHASE AGREEMENT -- 0.2%
  Joint Repurchase
    Agreement Account,
    4.775%, 07/01/99
      (Note 5).............................                         5,513         5,513,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $89,304,581).....................................................        89,304,581
                                                                             --------------
TOTAL INVESTMENTS -- 103.5%
  (cost $1,918,023,158; Note 6)..........................................     2,342,473,478
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (3.5%)                                                                        (79,302,758)
                                                                             --------------
TOTAL NET ASSETS -- 100.0%                                                   $2,263,170,720
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt
  AG    Aktiengesellschaft (German Stock Company)
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.

(b) Portion of securities on loan with an aggregate market value of $80,625,236; cash collateral of $83,440,792 was received with which the portfolio purchased securities.

(c) Represents security purchased with cash collateral received for securities on loan.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                EQUITY PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

LONG-TERM INVESTMENTS -- 94.7%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE
  Raytheon Co.....................................         44,639  $    3,074,511
                                                                   --------------
APPAREL -- 0.4%
  Jones Apparel Group, Inc........................        716,973      24,601,136
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.3%
  Delphi Automotive Systems Corp. (a).............        440,325       8,173,533
  General Motors Corp.............................        630,000      41,580,000
  Navistar International Corp.....................        395,200      19,760,000
  PACCAR, Inc.....................................        279,400      14,912,975
                                                                   --------------
                                                                       84,426,508
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 6.1%
  Bank of America Corp............................      1,789,856     131,218,818
  Bank of New York Co., Inc.......................      2,400,000      88,050,000
  Chase Manhattan Corp............................        816,200      70,703,325
  Mellon Bank Corp................................        540,200      19,649,775
  Mercantile Bankshares Corp......................        419,400      14,836,275
  Morgan (J.P.) & Co., Inc........................        327,900      46,069,950
  National City Corp..............................         61,560       4,032,180
  Republic New York Corp..........................        450,000      30,684,375
                                                                   --------------
                                                                      405,244,698
                                                                   --------------
CHEMICALS -- 1.8%
  BOC Group, PLC ADR
    (United Kingdom)..............................        800,000      32,250,000
  Eastman Chemical Co.............................        941,550      48,725,212
  Potash Corp. of Saskatchewan Inc.,
    (Canada)......................................        380,000      19,665,000
  Wellman, Inc....................................        798,200      12,721,312
  Witco Corp......................................        268,800       5,376,000
                                                                   --------------
                                                                      118,737,524
                                                                   --------------
COMPUTERS -- 4.2%
  Compaq Computer Corp............................      3,302,350      78,224,416
  Gerber Scientific, Inc..........................        419,800       9,261,837
  Hewlett-Packard Co..............................      1,100,000     110,550,000
  NCR Corp........................................        100,000       4,881,250
  Seagate Technology, Inc. (a)....................      2,975,800      76,254,875
                                                                   --------------
                                                                      279,172,378
                                                                   --------------
CONSTRUCTION & HOUSING -- 1.4%
  American Standard Co., Inc......................      1,050,000      50,400,000
  Centex Corp.....................................      1,200,000      45,075,000
                                                                   --------------
                                                                       95,475,000
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 4.3%
  Eastman Kodak Co................................      2,969,300     201,170,075
  Gibson Greeting, Inc. (a).......................        750,000       4,757,812
  Philip Morris Co., Inc..........................      2,025,000      81,379,687
                                                                   --------------
                                                                      287,307,574
                                                                   --------------
ELECTRONICS -- 3.6%
  Arrow Electronics, Inc. (a).....................      2,145,500      40,764,500
  Avnet, Inc......................................        887,600      41,273,400
  Harris Corp.....................................      2,884,000     113,016,750
  Hitachi Ltd. ADR................................        515,000      48,635,312
                                                                   --------------
                                                                      243,689,962
                                                                   --------------
FINANCIAL SERVICES -- 3.4%
  American Express Co.............................        350,000      45,543,750
  Citigroup, Inc..................................      1,400,401      66,519,047
  Lehman Brothers Holdings, Inc...................        849,800      52,900,050
  Morgan Stanley Dean Witter & Co.................        634,800      65,067,000
                                                                   --------------
                                                                      230,029,847
                                                                   --------------


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FOOD & BEVERAGES -- 1.9%
  Nabisco Group Holdings Corp.....................      3,710,000  $   72,576,875
  Sara Lee Corp...................................      2,497,500      56,662,031
                                                                   --------------
                                                                      129,238,906
                                                                   --------------
FOREST PRODUCTS -- 11.2%
  Fort James Corp.................................        664,000      25,149,000
  Georgia-Pacific Corp............................      3,406,300     161,373,463
  Georgia-Pacific Timber Group....................      1,158,000      29,239,500
  International Paper Co..........................      1,820,000      91,910,000
  Mead Corp.......................................      2,306,000      96,275,500
  Rayonier Inc....................................        830,400      41,364,300
  Temple-Inland, Inc..............................      1,240,500      84,664,125
  Weyerhaeuser Co.................................      1,522,500     104,671,875
  Willamette Industries, Inc......................      2,500,000     115,156,250
                                                                   --------------
                                                                      749,804,013
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 9.5%
  Columbia/HCA Healthcare Corp....................      5,790,100     132,086,656
  Foundation Health Systems, Inc. (a).............      4,724,610      70,869,150
  LifePoint Hospitals, Inc. (a)...................        304,742       4,094,971
  PacifiCare Health Systems, Inc. (a).............      1,143,900      82,289,306
  Service Corp. International.....................      1,961,200      37,753,100
  Tenet Healthcare Corp. (a)......................      6,478,632     120,259,607
  Triad Hospitals, Inc. (a).......................        304,742       4,114,017
  Wellpoint Health Networks Inc...................      2,187,200     185,638,600
                                                                   --------------
                                                                      637,105,407
                                                                   --------------
INSURANCE -- 12.7%
  American Financial Group, Inc...................        552,700      18,826,344
  American General Corp...........................        879,704      66,307,689
  Chubb Corp......................................      2,206,400     153,344,800
  Equitable Companies, Inc........................      1,161,900      77,847,300
  Loews Corp......................................      1,775,000     140,446,875
  Old Republic International Corp.................      3,198,327      55,371,036
  SAFECO Corp.....................................      2,855,800     126,012,175
  St. Paul Companies, Inc.........................      1,653,800      52,611,513
  Tokio Marine & Fire Insurance Co. Ltd. ADR
    (Japan).......................................        656,400      36,840,450
  United Healthcare Corp..........................      1,914,900     119,920,613
                                                                   --------------
                                                                      847,528,795
                                                                   --------------
LEISURE -- 1.2%
  Hilton Hotels Corp..............................      3,470,600      49,239,138
  Park Place Entertainment Corp...................      3,470,600      33,621,438
                                                                   --------------
                                                                       82,860,576
                                                                   --------------
METALS -- FERROUS -- 0.1%
  Birmingham Steel Corp...........................      1,492,400       6,156,150
  Carpenter Technology Corp.......................        100,000       2,856,250
                                                                   --------------
                                                                        9,012,400
                                                                   --------------
METALS-NON FERROUS -- 2.1%
  Alcoa, Inc......................................      1,882,000     116,448,750
  Cyprus Amax Minerals Co.........................      1,396,000      21,201,750
  Nord Resources Corp. (a)........................        130,500          73,406
                                                                   --------------
                                                                      137,723,906
                                                                   --------------
OIL & GAS -- 6.3%
  Amerada Hess Corp...............................        325,000      19,337,500
  Atlantic Richfield Co...........................      1,100,000      91,918,750
  Elf Aquitaine SA, ADR, (France).................      2,424,433     178,347,353
  Kerr-McGee Corp.................................        590,400      29,630,700
  KeySpan Corp....................................      1,356,432      35,775,894

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
OIL & GAS (CONT'D.)
  Occidental Petroleum Corp.......................      1,100,000  $   23,237,500
  Total SA, ADR, (France).........................        738,365      47,578,395
                                                                   --------------
                                                                      425,826,092
                                                                   --------------
PRECIOUS METALS -- 2.0%
  Freeport-McMoRan Copper & Gold, Inc. (Class
    "A")..........................................      3,853,300      64,542,775
  Freeport-McMoRan Copper & Gold, Inc. (Class
    "B")..........................................        319,600       5,732,825
  Kinross Gold Corp. (a)..........................        105,126         177,400
  Newmont Mining Corp.............................      3,057,000      60,757,875
                                                                   --------------
                                                                      131,210,875
                                                                   --------------
RESTAURANTS -- 3.0%
  CKE Restaurants, Inc............................      1,824,100      29,641,625
  Darden Restaurants, Inc.........................      7,922,700     172,813,894
                                                                   --------------
                                                                      202,455,519
                                                                   --------------
RETAIL -- 10.7%
  Dillards, Inc...................................      3,649,000     128,171,125
  HomeBase, Inc. (a)..............................      1,300,000       8,206,250
  IKON Office Solutions, Inc......................      5,193,000      77,895,000
  Kmart Corp. (a).................................      6,500,000     106,843,750
  Pep Boys - Manny, Moe & Jack....................      2,025,000      43,790,625
  Sears, Roebuck and Co...........................        690,000      30,748,125
  Tandy Corp......................................      5,569,800     272,223,975
  Toys 'R' Us, Inc. (a)...........................      2,350,000      48,615,625
                                                                   --------------
                                                                      716,494,475
                                                                   --------------
SEMICONDUCTORS -- 0.7%
  National Semiconductor Corp. (a)................      1,905,600      48,235,500
                                                                   --------------
TELECOMMUNICATIONS -- 3.6%
  Alltel Corp.....................................      1,129,588      80,765,542
  AT&T Corp.......................................      1,734,400      96,801,200
  Loral Corp......................................      2,600,000      46,800,000
  Portugal Telecom SA, ADR, (Portugal)............        409,900      16,882,756
                                                                   --------------
                                                                      241,249,498
                                                                   --------------
TEXTILES
  Worldtex, Inc. (a)..............................        107,199         254,598
                                                                   --------------
TOBACCO -- 0.6%
  R.J. Reynolds Tobacco Holdings, Inc.............      1,236,667      38,955,000
                                                                   --------------
TRANSPORTATION -- 0.2%
  Marine Transport Corp. (a)......................        100,000         356,250
  OMI Corp. (a)...................................      1,000,000       2,062,500
  Overseas Shipholding Group, Inc.................        600,000       7,725,000
                                                                   --------------
                                                                       10,143,750
                                                                   --------------
UTILITY - ELECTRIC -- 1.5%
  American Electric Power, Inc....................        180,000       6,761,250
  GPU, Inc........................................        500,000      21,093,750
  Reliant Energy, Inc.............................        974,519      26,921,087
  Unicom Corp.....................................      1,112,900      42,916,206
                                                                   --------------
                                                                       97,692,293
                                                                   --------------
UTILITY - WATER -- 0.1%
  American Water Works Co., Inc...................        270,000       8,302,500
                                                                   --------------
WASTE MANAGEMENT -- 0.8%
  Waste Management, Inc...........................      1,059,192      56,931,570
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,357,958,434)..........................................   6,342,784,811
                                                                   --------------

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- 5.6%                         RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER -- 4.6%
  Cxc Inc.,
    5.15%, 08/20/99...............................       P1       $  40,000  $   39,713,889
  Falcon Asset Securitization Corp.,
    5.25%, 08/12/99...............................       P1          25,322      25,166,903
  Ford Motor Credit Co.,
    5.02%, 08/20/99...............................       P1          65,000      64,546,806
  GE Capital Corp.,
    5.06%, 08/02/99...............................       P1           2,000       1,991,004
  GE Capital Int'l Funding,
    5.04%, 08/16/99...............................       P1          65,000      64,581,400
  GM Acceptance Corp.,
    5.20%, 07/23/99...............................       P1           8,217       8,190,888
  Monte Rosa Capital Corp.,
    5.07%, 07/19/99...............................       P1          40,000      39,898,600
  Preferred Receivables Funding Corp.
    5.25%, 08/19/99...............................       P1          22,000      21,842,792
  Receivables Capital Corp.,
    5.17%, 07/23/99...............................       P1          33,134      33,029,315
  Windmill Funding Corp,
    4.90%, 07/23/99...............................       P1          11,391      11,356,890
                                                                             --------------
                                                                                310,318,487
                                                                             --------------
REPURCHASE AGREEMENT -- 1.0%
  Joint Repurchase Agreement Account,
    4.775%, 07/01/99 (Note 5).....................                   65,160      65,160,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $375,478,487)......................................................     375,478,487
                                                                             --------------
TOTAL INVESTMENTS -- 100.3%
  (cost $4,733,436,921; Note 6)............................................   6,718,263,298
                                                                             --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)............................
                                                                                (21,736,222)
                                                                             --------------
NET ASSETS -- 100.0%.......................................................  $6,696,527,076
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt.
  PLC   Public Limited Company (British Corporation).
  SA    Societe Anonyme (French Corporation).

(a)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         PRUDENTIAL JENNISON PORTFOLIO

JUNE 30, 1999 (UNAUDITED)

LONG-TERM INVESTMENTS -- 95.8%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.0%
  AlliedSignal Inc................................        304,500  $   19,183,500
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 3.7%
  Chase Manhattan Corp............................        810,500      70,209,562
                                                                   --------------
BUSINESS SERVICES -- 1.6%
  Omnicom Group, Inc..............................        391,200      31,296,000
                                                                   --------------
COMPUTER SERVICES -- 10.0%
  America Online, Inc. (a)........................        149,400      16,508,700
  Cisco Systems, Inc. (a).........................      1,172,750      75,642,375
  EMC Corp. (a)...................................        515,100      28,330,500
  Microsoft Corp. (a).............................        799,300      72,086,869
                                                                   --------------
                                                                      192,568,444
                                                                   --------------
COMPUTERS -- 7.4%
  Dell Computer Corp. (a).........................        729,900      27,006,300
  Equant N.V......................................        128,200      12,066,825
  Hewlett-Packard Co..............................        340,900      34,260,450
  International Business Machines Corp............        457,000      59,067,250
  Sun Microsystems, Inc. (a)......................        125,200       8,623,150
                                                                   --------------
                                                                      141,023,975
                                                                   --------------
COSMETICS & SOAPS -- 0.9%
  Estee Lauder Companies (Class "A" Stock)........        336,200      16,852,025
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 1.6%
  Xerox Corp......................................        531,100      31,368,094
                                                                   --------------
DIVERSIFIED OPERATIONS -- 3.0%
  General Electric Co.............................        515,600      58,262,800
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 10.7%
  American Home Products Corp.....................        679,200      39,054,000
  Bristol-Myers Squibb Co.........................        401,500      28,280,656
  Glaxo Wellcome PLC - (United Kingdom) ADR.......         18,100       1,024,912
  Lilly (Eli) & Co................................        222,500      15,936,562
  Merck & Co., Inc................................        415,900      30,776,600
  Pfizer, Inc.....................................        148,300      16,275,925
  Schering-Plough Corp............................        700,100      37,105,300
  Warner-Lambert Co...............................        526,400      36,519,000
                                                                   --------------
                                                                      204,972,955
                                                                   --------------
ELECTRONICS -- 10.8%
  Altera Corp.....................................        499,600      18,391,525
  Applied Materials, Inc. (a).....................        576,000      42,552,000
  Intel Corp......................................        599,200      35,652,400
  KLA-Tencor Corp. (a)............................        333,900      21,661,762
  Motorola, Inc...................................        124,800      11,824,800
  Symbol Technologies, Inc........................        335,850      12,384,469
  Texas Instruments, Inc..........................        449,600      65,192,000
                                                                   --------------
                                                                      207,658,956
                                                                   --------------
FINANCIAL SERVICES -- 8.8%
  Associates First Capital Corp...................         84,600       3,748,838
  Citigroup, Inc..................................      1,350,100      64,129,750
  Goldman Sachs Group, Inc. (a)...................        165,900      11,986,275
  MBNA Corp.......................................        928,137      28,424,196
  Morgan Stanley Dean Witter & Co.................        387,120      39,679,800
  Schwab (Charles) Corp...........................        187,950      20,651,006
                                                                   --------------
                                                                      168,619,865
                                                                   --------------
INSURANCE -- 3.7%
  Ace Ltd.........................................        486,800      13,752,100
  American International Group, Inc...............        365,100      42,739,519
  Mutual Risk Management, Ltd.....................        407,432      13,598,043
                                                                   --------------
                                                                       70,089,662
                                                                   --------------

JUNE 30, 1999 (UNAUDITED)

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MEDIA -- 6.8%
  AT&T Corp-Liberty Media Group (Class "A"
    Stock)........................................        522,600  $   19,205,550
  CBS Corp. (a)...................................      1,406,700      61,103,531
  Clear Channel Communications, Inc. (a)..........        509,600      35,130,550
  Univision Communications Inc. (a)...............        226,100      14,922,600
                                                                   --------------
                                                                      130,362,231
                                                                   --------------
RESTAURANTS -- 1.7%
  McDonald's Corp.................................        809,000      33,421,813
                                                                   --------------
RETAIL -- 9.8%
  CVS Corp........................................        422,700      21,452,025
  Home Depot, Inc.................................        769,900      49,610,431
  Kohl's Corp. (a)................................        460,400      35,537,125
  Staples, Inc. (a)...............................        786,750      24,340,078
  The Gap, Inc....................................        736,350      37,093,631
  Wal-Mart Stores, Inc............................        418,400      20,187,800
                                                                   --------------
                                                                      188,221,090
                                                                   --------------
SOFTWARE -- 1.8%
  Intuit, Inc. (a)................................        209,300      18,863,163
  Rational Software Corp..........................        501,100      16,504,981
                                                                   --------------
                                                                       35,368,144
                                                                   --------------
TELECOMMUNICATIONS -- 12.5%
  Allegiance Telecom, Inc.........................        249,200      13,674,850
  Level 3 Communications, Inc.(a).................        135,400       8,132,463
  Lucent Technologies, Inc........................        281,950      19,014,003
  MCI WordCom, Inc. (a)...........................        940,000      81,075,000
  Nextlink Communications - A.....................         89,000       6,619,375
  Nokia Corp., (Finland), ADR.....................        318,300      29,144,344
  Qwest Communications International Inc. (a).....        751,000      24,829,938
  Tellabs, Inc. (a)...............................        422,900      28,572,181
  Vodafone AirTouch PLC - (United Kingdom) ADR....        142,800      28,131,600
                                                                   --------------
                                                                      239,193,754
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,334,074,166)..........................................   1,838,672,870
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 4.8%                          (000)
                                                    -------------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    4.775%, 07/01/99 (cost $91,914,000; Note 5)...  $      91,914      91,914,000
                                                                   --------------
TOTAL INVESTMENTS -- 100.6%
  (cost $1,425,988,166; Note 6)..................................   1,930,586,870
                                                                   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)..................
                                                                      (11,388,947)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $1,919,197,923
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt
  N.V.  Naamloze Vennootschap (Dutch Corporation)
  PLC   Public Limited Company (British Corporation)

(a)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                GLOBAL PORTFOLIO
JUNE 30, 1999 (UNAUDITED)

LONG-TERM INVESTMENTS -- 92.9%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AUSTRALIA -- 5.8%
  Brambles Industries, Ltd........................        322,500  $    8,481,055
  Broken Hill Proprietary Co. Ltd.................      1,338,400      15,476,083
  Commonwealth Bank of Australia..................        810,000      12,871,738
  Qantas Airways Ltd..............................      5,845,500      19,273,443
                                                                   --------------
                                                                       56,102,319
                                                                   --------------
FINLAND -- 2.5%
  Nokia Corp. (a).................................        276,124      24,187,556
                                                                   --------------
FRANCE -- 7.5%
  Aerospatiale Matra (a)..........................         59,600       1,372,754
  Axa.............................................         78,000       9,509,294
  Elf Aquitaine SA................................        118,433      17,367,869
  Lafarge SA......................................         94,000       8,931,567
  Legrand SA......................................         60,361      12,279,268
  Suez Lyonnaise des Eaux (a).....................         67,968      12,250,765
  Vivendi.........................................        125,700      10,175,374
                                                                   --------------
                                                                       71,886,891
                                                                   --------------
FEDERAL REPUBLIC OF GERMANY -- 1.8%
  Mannesmann AG...................................        115,159      17,193,933
                                                                   --------------
HONG KONG -- 0.6%
  New World Development Co. Ltd...................      2,050,000       6,143,104
                                                                   --------------
IRELAND -- 1.4%
  Bank of Ireland.................................        814,488      13,743,218
                                                                   --------------
ITALY -- 3.2%
  Telecom Italia SpA..............................      1,445,298      15,013,669
  Unicredito Italiano SpA.........................      3,511,992      15,418,141
                                                                   --------------
                                                                       30,431,810
                                                                   --------------
JAPAN -- 8.8%
  Fujitsu Limited.................................        810,000      16,288,971
  Honda Motor Co., Ltd............................        254,000      10,761,201
  Nippon Telegraph & Telephone Corp. (a)..........          1,146      13,344,840
  NTT Mobile Communication Network, Inc...........          1,130      15,155,634
  Olympus Optical Co., Ltd........................        951,000      14,050,783
  Takefuji Corp. (a)..............................        141,800      14,650,188
                                                                   --------------
                                                                       84,251,617
                                                                   --------------
NETHERLANDS -- 1.5%
  ING Groep N.V...................................        261,634      14,155,408
                                                                   --------------
SINGAPORE -- 0.5%
  Development Bank of Singapore Limited...........        997,000       5,036,241
                                                                   --------------
SPAIN -- 3.2%
  Banco Santander SA..............................      1,497,268      15,584,390
  Telefonica SA...................................        303,915      14,667,132
                                                                   --------------
                                                                       30,251,522
                                                                   --------------


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
SWEDEN -- 4.8%
  Hennes & Mauritz AB.............................        821,292  $   20,315,241
  Nordbanken Holding AB...........................      2,244,679      13,140,616
  Skanska AB (Class "B" Shares)...................        346,473      13,079,843
                                                                   --------------
                                                                       46,535,700
                                                                   --------------
UNITED KINGDOM -- 9.8%
  Bank Of Scotland................................      1,120,063      14,980,265
  Canary Wharf Group PLC..........................      1,274,200       8,035,841
  GKN PLC.........................................        952,461      16,259,263
  Hays PLC (a)....................................      1,680,494      17,721,002
  Siebe PLC (a)...................................      2,457,437      11,620,607
  Vodafone AirTouch PLC...........................      1,325,163      26,068,082
                                                                   --------------
                                                                       94,685,060
                                                                   --------------
UNITED STATES -- 41.5%
  Alcoa Inc.......................................         92,000       5,692,500
  AT&T Corp.......................................        182,200      10,169,037
  Citigroup Inc...................................        326,250      15,496,875
  Computer Sciences Corp. (a).....................        213,000      14,736,937
  Du Pont (E.I.) de Nemours & Co..................         73,000       4,986,813
  Electronic Arts, Inc. (a).......................        316,400      17,164,700
  Fox Entertainment Group, Inc. (Class "A" Stock)
    (a)...........................................        449,200      12,100,325
  Global TeleSystems Group, Inc. (a)..............         88,800       7,192,800
  Hasbro, Inc.....................................        502,050      14,026,022
  MCI WorldCom, Inc. (a)..........................        213,900      18,408,769
  Mead Corp.......................................        284,000      11,857,000
  Mediaone Group Inc. (a).........................         85,600       6,366,500
  Microsoft Corp. (a).............................        224,100      20,211,019
  Office Depot, Inc. (a)..........................        562,850      12,417,878
  Omnicom Group Inc...............................        111,600       8,928,000
  Oracle Systems Corp. (a)........................        456,500      16,947,562
  PMC-Sierra, Inc. (a)............................        474,900      27,989,419
  Priceline.com Incorporated (a)..................         30,000       3,466,875
  Safeway Inc. (a)................................        247,500      12,251,250
  SCI Systems, Inc. (a)...........................        198,700       9,438,250
  Seagate Technology, Inc. (a)....................        315,900       8,094,938
  Solectron Corp. (a).............................        348,800      23,260,600
  Texas Instruments, Inc..........................        143,000      20,735,000
  The Williams Companies, Inc.....................        178,400       7,593,150
  Time Warner, Inc................................        394,000      28,959,000
  USA Networks, Inc. (a)..........................        374,100      15,010,762
  USX Corp.-U.S. Steel Group......................        112,600       3,040,200
  Waste Management, Inc...........................        322,500      17,334,375
  Wells Fargo & Co................................        401,300      17,155,575
  Wendys International, Inc.......................        292,600       8,284,238
                                                                   --------------
                                                                      399,316,369
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $633,543,511)............................................     893,920,748
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1999 (UNAUDITED)

                                                      PRINCIPAL
SHORT-TERM                                             AMOUNT          VALUE
INVESTMENT -- 3.5%                                      (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT
  UNITED STATES
  Joint Repurchase Agreement Account,
    4.775%, 07/01/99
    (cost $33,493,000; Note 5)....................  $      33,493  $   33,493,000
                                                                   --------------
TOTAL INVESTMENTS -- 96.4%
  (cost $667,036,511; Note 6)....................................     927,413,748
                                                                   --------------

FORWARD CURRENCY CONTRACTS -- AMOUNT RECEIVABLE FROM
  COUNTERPARTIES (b).............................................         260,902

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.6%....................
                                                                       34,286,416
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  961,961,066
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:
  AB    Aktiebolag (Swedish Stock Company)
  AG    Aktiengesellschaft (German Stock Company)
  N.V.  Naamloze Vennootschap (Dutch Corporation)
  PLC   Public Limited Company (British Corporation)
  SA    Sociedad Anomia (Spanish Corporation) or Societe Anonyme (French
        Corporation)

(a)  Non-income producing security.

(b)  Outstanding forward currency contract as of June 30, 1999 was as follows:

                           VALUE AT
    FOREIGN CURRENCY       SETTLEMENT  CURRENT
        CONTRACT             DATE       VALUE     APPRECIATION
-------------------------  ---------  ----------  ------------
Purchased:
  Japanese Yen,
    expiring 9/17/99       $6,671,169 $6,410,267  $   260,902

The industry classification of portfolio of holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 1999 were as follows:

Commercial Banks                                                15.8%
Telecommunications                                              15.0%
Computer Services                                                9.7%
Electronics                                                      8.5%
Diversified Operations                                           7.0%
Media                                                            6.5%
Retail                                                           4.6%
Automobiles                                                      2.8%
Oil & Gas Services                                               2.6%
Airlines                                                         2.0%
Machinery                                                        1.8%
Waste Management                                                 1.8%
Photography Equipment & Supplies                                 1.5%
Real Estate-Development                                          1.5%
Toy Manufacturer                                                 1.4%
Construction                                                     1.4%
Electrical Equipment                                             1.3%
Food & Beverage                                                  1.3%
Paper                                                            1.2%
Insurance                                                        1.0%
Advertising                                                      0.9%
Building Materials                                               0.9%
Commercial Services                                              0.9%
Aluminum                                                         0.6%
Chemicals                                                        0.5%
Steel - Producers                                                0.3%
Aerospace/Defense                                                0.1%
Repurchase Agreement                                             3.5%
                                                           ---------
                                                                96.4%
Other assets in excess of liabilities                            3.6%
                                                           ---------
                                                               100.0%
                                                           ---------
                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                             CERTAIN PORTFOLIOS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                  (UNAUDITED)

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of seventeen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only the eleven Portfolios available for investment by Discovery Select Group Retirement Annuity: Money Market Portfolio, Diversified Bond Portfolio, Government Income Portfolio, Conservative Balance Portfolio, Flexible Managed Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Equity Income Portfolio, Equity Portfolio, Prudential Jennison Portfolio and Global Portfolio. The ability of the issuers of the securities held by the Money Market Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of its financial statements.

SECURITIES VALUATION: Equity securities traded on an exchange or NASDAQ (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded, or if there is not a sale, at the mean of the last reported bid and asked prices or at the bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are valued by an independent pricing agent or a principal market maker. Debt securities, in general, are valued using an independent pricing service. Options on stock or stock indices are valued at the average of the last reported bid and asked prices on the exchange on which they are traded. Futures contracts and options on futures contracts are valued at the last reported sale price, or if there is not a sale, at the mean between the last reported bid and asked prices on the commodity exchange or the board of trade on which they are traded. Any security for which a reliable market quotation is unavailable is valued at fair value by The Prudential Insurance Company of America ("The Prudential") under the direction of the Series Fund's Board of Directors.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investments securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

FORWARD CURRENCY CONTRACTS: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain portfolios of the Series Fund enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currencies. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

SHORT SALES: Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES LENDING: The Series Fund (excluding the Money Market Portfolio) may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Series Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Series Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Series Fund bears the risk of delay in recovery of , or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Prudential Securities Incorporated ("PSI") is the securities lending agent for the Series Fund. PSI is an indirect, wholly owned subsidiary of the Prudential. For the six months ended June 30, 1999, PSI has been compensated approximately $543,000.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

Net investment income, other than administration and distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of each Portfolio of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gain (loss) daily. The Conservative Balanced, Stock Index, Equity Income, Equity and Prudential Jennison Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. The Diversified Bond, Government Income, Flexible Managed, High Yield and Global Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the six months ended June 30, 1999, the application of this statement increased (decreased) undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("G/L") by the following amounts:

                                             UNI           G/L
                                         ------------  -----------
Global Portfolio.......................  $ (3,828,406) $ 3,828,406

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. In addition, The Prudential has entered into a subadvisory agreement with Jennison Associates LLC ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. The Prudential pays for the cost of PIC's and Jennison's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid to The Prudential is computed daily and payable quarterly, at the annual rates specified below, of the value of each of the Portfolio's average daily net assets.

                 Fund                    Investment Advisory Fee
---------------------------------------  ------------------------
Money Market Porfolio..................             0.40%
Diversified Bond Portfolio.............             0.40
Government Income Portfolio............             0.40
Conservative Balanced Portfolio........             0.55
Flexible Managed Portfolio.............             0.60
High Yield Bond Portfolio..............             0.55
Stock Index Portfolio..................             0.35
Equity Income Portfolio................             0.40
Equity Portfolio.......................             0.45
Prudential Jennison Portfolio..........             0.60
Global Portfolio.......................             0.75

The Prudential compensates Jennison for its services as follows: 0.75% on the first $10 million of the Prudential Jennison Portfolio's average daily net assets, 0.50% on the next $30 million, 0.35% on the next $25 million, 0.25% on the next $335 million, 0.22% on the next $600 million and 0.20% thereafter.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS") which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund's Class II shares pursuant to a plan of distribution (the "Class II Plan"), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable quarterly. No distribution or service fees are paid to PIMS as distributor for Class I shares of the Series Fund. Pursuant to the Class II Plan, the Series Fund compensates PIMS for distribution-related activities at an annual rate of .25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with Prudential Investments Fund Management LLC ("PIFM") which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PIFM is accrued daily and payable quarterly, at the annual rate of .15% of the average daily net assets of the Class II shares.

The Prudential has agreed to refund to a Portfolio (other than the Global Portfolio), the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the six months ended June 30, 1999.

PIC, PIMS, PIFM and Jennison are indirect, wholly-owned subsidiaries of The Prudential.

As of March 11, 1999, the Series Fund, along with other affiliated registered investment companies (the "Funds"), has a syndicated credit agreement ("SCA") with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pays a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid on a pro rata basis by the Funds. Interest on any such borrowings outstanding will be at market rates. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Series Fund had a credit agreement with a maximum commitment of $250,000,000. The commitment fee was .055 of 1% on the unused portion of the facility. The Series Fund did not borrow any amounts pursuant to either agreement during the six months ended June 30, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ("PMFS"), a wholly owned subsidiary of PIFM, began serving as the Series Fund's transfer agent on March 14, 1999. Transfer agent fees and expenses in the statements of operations include certain out-of-pocket expense paid to nonaffiliates. During the period March 14, 1999 through June 30, 1999, the Series Fund incurred fees for the services of PMFS and as of June 30, 1999 fees were due to PMFS as follows:

                                         Transfer Agent's    Transfer Agent
                                               Fees           Fees Payable
                                         -----------------   ---------------
Money Market Porfolio..................       $  3,200           $    800
Diversified Bond Portfolio.............          3,200                800
Government Income Portfolio............          2,500                600
Conservative Balanced Portfolio........          3,100                800
Flexible Managed Portfolio.............          3,200                800
High Yield Bond Portfolio..............          3,200                800
Stock Index Portfolio..................          3,300                800
Equity Income Portfolio................          3,100                800
Equity Portfolio.......................          3,400                800
Prudential Jennison Portfolio..........          3,200                800
Global Portfolio.......................          3,200                800
                                              --------       ---------------
                                              $ 34,600           $  8,600

For the six months ended June 30, 1999, PSI earned $393,408 in brokerage commissions from transactions executed on behalf of the Series Fund as follows:

                 Fund                    Commission
---------------------------------------  -----------
Conservative Balanced Portfolio........   $   1,742
Flexible Managed Portfolio.............       7,065
Equity Income Portfolio................      61,719
Equity Portfolio.......................     246,717
Prudential Jennison Portfolio..........      76,165
                                         -----------
                                          $ 393,408

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Series Fund may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $1,150,168,000 as of June 30, 1999. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:

                                            Principal     Percentage
                                             Amount        Interest
                                         ---------------  ----------
Diversified Bond Portfolio.............  $    70,011,000      6.09%
Government Income Portfolio............       15,824,000      1.38
Conservative Balanced Portfolio........      171,632,000     14.92
Flexible Managed Portfolio.............      536,057,000     46.61
High Yield Bond Portfolio..............       30,448,000      2.65
Stock Index Portfolio..................      102,839,000      8.94
Equity Income Portfolio................        5,513,000      0.48
Equity Portfolio.......................       65,160,000      5.66
Prudential Jennison Portfolio..........       91,914,000      7.99
Global Portfolio.......................       33,493,000      2.91
All other portfolios (currently not
  available to Group Discovery
  Select)..............................       27,277,000      2.37
                                         ---------------  ----------
                                         $ 1,150,168,000    100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 4.80%, in the principal amount of $150,000,000, repurchase price $150,020,000, due 7/1/99. The value of the collateral including accrued interest was $153,554,030.

Goldman, Sachs & Co., 4.82%, in the principal amount of $310,000,000, repurchase price $310,041,505, due 7/1/99. The value of the collateral including accrued interest was $317,349,453.

Morgan (J.P.) Securities, Inc., 4.65%, in the principal amount of $70,168,000, repurchase price $70,177,063, due 7/1/99. The value of the collateral including accrued interest was $71,625,963.

Morgan Stanley Dean Witter, 4.72%, in the principal amount of $310,000,000, repurchase price $310,040,644, due 7/1/99. The value of the collateral including accrued interest was $316,244,264.

Warburg Dillon Reed LLC, 4.80%, in the principal amount of $310,000,000, repurchase price $310,041,333, due 7/1/99. The value of the collateral including accrued interest was $316,876,844.

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the six months ended June 30, 1999 were as follows:

Cost of Purchases:

                                                                                                  HIGH
                                   DIVERSIFIED    GOVERNMENT    CONSERVATIVE     FLEXIBLE         YIELD
                                      BOND          INCOME        BALANCED        MANAGED         BOND
                                  -------------  -------------  -------------  -------------  -------------
Government Securities...........  $ 618,741,194  $ 221,030,269  $1,648,483,500 $1,198,041,677             0
Non-Government Securities.......  $ 801,166,313              0  $1,981,320,228 $1,355,784,779 $ 247,397,962

                                      STOCK         EQUITY                      PRUDENTIAL
                                      INDEX         INCOME         EQUITY        JENNISON        GLOBAL
                                  -------------  -------------  -------------  -------------  -------------
Government Securities...........        0              0              0                    0  $  74,089,245
Non-Government Securities.......  $ 317,527,836  $ 261,312,783  $ 389,928,708  $ 833,968,925  $ 342,593,729

Proceeds from Sales:

                                                                                                  HIGH
                                   DIVERSIFIED    GOVERNMENT    CONSERVATIVE     FLEXIBLE         YIELD
                                      BOND          INCOME        BALANCED        MANAGED         BOND
                                  -------------  -------------  -------------  -------------  -------------
Government Securities...........  $ 558,169,588  $ 243,561,018  $1,532,452,466 $1,034,349,485       0
Non-Government Securities.......  $ 703,515,708              0  $2,402,210,961 $1,785,115,056 $ 218,442,242

                                      STOCK         EQUITY                      PRUDENTIAL
                                      INDEX         INCOME         EQUITY        JENNISON        GLOBAL
                                  -------------  -------------  -------------  -------------  -------------
Government Securities...........        0              0              0              0        $  74,099,000
Non-Government Securities.......  $  50,766,384  $ 419,611,145  $ 647,652,174  $ 343,353,019  $ 318,776,519

The federal income tax basis and unrealized appreciation (depreciation) of the Series Fund's investments as of June 30, 1999 were as follows:

                                                                                                     HIGH
                                   DIVERSIFIED     GOVERNMENT    CONSERVATIVE      FLEXIBLE         YIELD
                                       BOND          INCOME        BALANCED        MANAGED           BOND
                                  --------------  -------------  -------------  --------------  --------------
Gross Unrealized Appreciation...  $    8,015,242  $   2,706,493  $ 480,767,772  $  678,008,589  $   17,129,808
Gross Unrealized Depreciation...      35,963,417      8,361,455    145,565,684     240,666,406      89,953,277
Total Net Unrealized............     (27,948,175)    (5,654,962)   335,202,088     437,342,183     (72,823,469)
Tax Basis.......................   1,272,547,958    415,178,066  4,276,071,049   5,377,306,009     899,290,771

                                      STOCK           EQUITY                        PRUDENTIAL
                                      INDEX           INCOME          EQUITY         JENNISON        GLOBAL
                                  --------------  --------------  --------------  --------------  -------------
Gross Unrealized Appreciation...  $2,049,197,782  $  550,974,077  $2,174,645,031  $  515,540,839  $ 272,577,582
Gross Unrealized Depreciation...      36,072,555     126,523,757     189,818,654      10,644,544     13,108,052
Total Net Unrealized............   2,013,125,227     424,450,320   1,984,826,377     503,896,295    259,469,530
Tax Basis.......................   2,229,712,337   1,918,023,158   4,733,436,921   1,426,690,575    667,944,218

For federal income tax purposes, the following Portfolios had post October losses deferred and capital loss carryforwards as of December 31, 1998. Accordingly no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts:

                                           POST OCTOBER     CAPITAL LOSSES
                                             CAPITAL        CARRYFORWARDS
                                         LOSSES DEFERRED      AVAILABLE      EXPIRATION YEAR
                                         ----------------   --------------   ----------------
Government Income Portfolio............              --      $    57,521            2003
High Yield Bond Portfolio..............     $ 5,542,044        2,841,673            2003

NOTE 7:  CAPITAL

The Series Fund offers Class I and Class II shares. Both Class I and Class II shares of a Portfolio are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts ("contracts"). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. Currently, only the Equity Portfolio has Class II shares outstanding.

Transactions in shares of comon stock of the Equity Portfolio for the six months ended June 30, 1999 were as follows:

                Class I                     Shares         Amount
---------------------------------------  ------------  --------------
Six months ended June 30, 1999:
Capital stock sold.....................     4,442,133  $  136,269,651
Capital stock issued in reinvestment of
  dividends and distributions..........     4,320,133     134,615,336
Capital stock repurchased..............   (19,679,306)   (607,767,177)
                                         ------------  --------------
Net decrease in shares outstanding.....   (10,917,040) $ (336,882,190)
                                         ------------  --------------

               Class II                     Shares         Amount
---------------------------------------  ------------  --------------
May 3, 1999(a) through June 30, 1999:
Capital stock sold.....................         4,868  $      162,667
Capital stock repurchased..............          (843)        (28,161)
                                         ------------  --------------
Net increase in shares outstanding.....         4,025  $      134,506
                                         ------------  --------------
                                         ------------  --------------

       (a) Commencement of offering of Class II shares.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                     MONEY MARKET
                                       ------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                        YEAR ENDED DECEMBER 31,
                                         JUNE 30,     ---------------------------------------------------------
                                           1999         1998        1997        1996       1995(a)     1994(a)
                                       ------------   ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $  10.00      $   10.00   $   10.00   $   10.00   $   10.00   $   10.00
                                       ------------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................     0.23           0.46        0.54        0.51        0.56        0.40
Dividends and distributions............    (0.23)         (0.46)      (0.54)      (0.51)      (0.56)      (0.40)
                                       ------------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, end of period......... $  10.00      $   10.00   $   10.00   $   10.00   $   10.00   $   10.00
                                       ------------   ---------   ---------   ---------   ---------   ---------
                                       ------------   ---------   ---------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN:(b)............     2.28%          5.39%       5.41%       5.22%       5.80%       4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................ $1,193.0         $920.1      $657.5      $668.8      $613.3      $583.3
Ratios to average net assets:
  Expenses.............................     0.43%(c)       0.38%       0.43%       0.44%       0.44%       0.47%
  Net investment income................     4.68%(c)       4.76%       5.28%       5.10%       5.64%       4.02%

                                                                 DIVERSIFIED BOND
                                       --------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                      YEAR ENDED DECEMBER 31,
                                         JUNE 30,     -----------------------------------------------------
                                           1999         1998        1997       1996     1995(a)    1994(a)
                                       ------------   ---------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $  11.06      $   11.02   $  11.07   $  11.31   $  10.04   $  11.10
                                       ------------   ---------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................     0.32           0.69       0.80       0.76       0.76       0.68
Net realized and unrealized gains
  (losses) on investments..............    (0.50)          0.08       0.11      (0.27)      1.29      (1.04)
                                       ------------   ---------   --------   --------   --------   --------
    Total from investment operations...    (0.18)          0.77       0.91       0.49       2.05      (0.36)
                                       ------------   ---------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...       --          (0.69)     (0.83)     (0.73)     (0.75)     (0.68)
Distributions from net realized
  gains................................    (0.03)         (0.04)     (0.13)        --      (0.03)     (0.02)
                                       ------------   ---------   --------   --------   --------   --------
    Total distributions................    (0.03)         (0.73)     (0.96)     (0.73)     (0.78)     (0.70)
                                       ------------   ---------   --------   --------   --------   --------
Net Asset Value, end of period......... $  10.85      $   11.06   $  11.02   $  11.07   $  11.31   $  10.04
                                       ------------   ---------   --------   --------   --------   --------
                                       ------------   ---------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN:(b)............    (1.64)%         7.15%      8.57%      4.40%     20.73%     (3.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................ $1,242.6       $1,122.6     $816.7     $720.2     $655.8     $541.6
Ratios to average net assets:
  Expenses.............................     0.42%(c)       0.42%      0.43%      0.45%      0.44%      0.45%
  Net investment income................     6.15%(c)       6.40%      7.18%      6.89%      7.00%      6.41%
Portfolio turnover rate................      113%           199%       224%       210%       199%        32%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                               GOVERNMENT INCOME
                                       ------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                    YEAR ENDED DECEMBER 31,
                                        JUNE 30,     ----------------------------------------------------
                                          1999         1998       1997       1996     1995(a)    1994(a)
                                       -----------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $ 11.87      $  11.52   $  11.22   $  11.72   $  10.46   $  11.78
                                       -----------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................    0.34          0.67       0.75       0.75       0.74       0.70
Net realized and unrealized gains
  (losses) on investments..............   (0.65)         0.36       0.30      (0.51)      1.28      (1.31)
                                       -----------   --------   --------   --------   --------   --------
    Total from investment operations...   (0.31)         1.03       1.05       0.24       2.02      (0.61)
                                       -----------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      --         (0.68)     (0.75)     (0.74)     (0.76)     (0.71)
Dividends in excess of net investment
  income...............................      --            --(c)       --        --         --         --
                                       -----------   --------   --------   --------   --------   --------
    Total distributions................      --         (0.68)     (0.75)     (0.74)     (0.76)     (0.71)
                                       -----------   --------   --------   --------   --------   --------
Net Asset Value, end of period......... $ 11.56      $  11.87   $  11.52   $  11.22   $  11.72   $  10.46
                                       -----------   --------   --------   --------   --------   --------
                                       -----------   --------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN:(b)............   (2.62)%        9.09%      9.67%      2.22%     19.48%     (5.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $384.1        $443.2     $429.6     $482.0     $501.8     $487.6
Ratios to average net assets:
  Expenses.............................    0.44%(d)      0.43%      0.44%      0.46%      0.45%      0.45%
  Net investment income................    5.59%(d)      5.71%      6.40%      6.38%      6.55%      6.30%
Portfolio turnover rate................      55%          109%        88%        95%       195%        34%

                                                                CONSERVATIVE BALANCED
                                       ------------------------------------------------------------------------
                                        SIX MONTHS                           YEAR ENDED
                                          ENDED                             DECEMBER 31,
                                         JUNE 30,     ---------------------------------------------------------
                                           1999         1998        1997        1996       1995(a)     1994(a)
                                       ------------   ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $  15.08      $   14.97   $   15.52   $   15.31   $   14.10   $   14.91
                                       ------------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................     0.31           0.66        0.76        0.66        0.63        0.53
Net realized and unrealized gains
  (losses) on investments..............     0.30           1.05        1.26        1.24        1.78       (0.68)
                                       ------------   ---------   ---------   ---------   ---------   ---------
    Total from investment operations...     0.61           1.71        2.02        1.90        2.41       (0.15)
                                       ------------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...    (0.15)         (0.66)      (0.76)      (0.66)      (0.64)      (0.51)
Distributions from net realized
  gains................................    (0.07)         (0.94)      (1.81)      (1.03)      (0.56)      (0.15)
                                       ------------   ---------   ---------   ---------   ---------   ---------
    Total distributions................    (0.22)         (1.60)      (2.57)      (1.69)      (1.20)      (0.66)
                                       ------------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, end of period......... $  15.47      $   15.08   $   14.97   $   15.52   $   15.31   $   14.10
                                       ------------   ---------   ---------   ---------   ---------   ---------
                                       ------------   ---------   ---------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN:(b)............     4.04%         11.47%      13.45%      12.63%      17.27%      (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................ $4,640.3       $4,796.0    $4,744.2    $4,478.8    $3,940.8    $3,501.1
Ratios to average net assets:
  Expenses.............................     0.57%(d)       0.57%       0.56%       0.59%       0.58%       0.61%
  Net investment income................     4.02%(d)       4.19%       4.48%       4.13%       4.19%       3.61%
Portfolio turnover rate................       82%           167%        295%        295%        201%        125%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Less than $0.005 per share.

(d) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                   FLEXIBLE MANAGED
                                       ------------------------------------------------------------------------
                                        SIX MONTHS                           YEAR ENDED
                                          ENDED                             DECEMBER 31,
                                         JUNE 30,     ---------------------------------------------------------
                                           1999         1998        1997        1996       1995(a)     1994(a)
                                       ------------   ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $  16.56      $   17.28   $   17.79   $   17.86   $   15.50   $   16.96
                                       ------------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................     0.27           0.58        0.59        0.57        0.56        0.47
Net realized and unrealized gains
  (losses) on investments..............     0.81           1.14        2.52        1.79        3.15       (1.02)
                                       ------------   ---------   ---------   ---------   ---------   ---------
    Total from investment operations...     1.08           1.72        3.11        2.36        3.71       (0.55)
                                       ------------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...       --          (0.59)      (0.58)      (0.58)      (0.56)      (0.45)
Distributions from net realized
  gains................................     (.19)         (1.85)      (3.04)      (1.85)      (0.79)      (0.46)
                                       ------------   ---------   ---------   ---------   ---------   ---------
    Total distributions................     (.19)         (2.44)      (3.62)      (2.43)      (1.35)      (0.91)
                                       ------------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, end of period......... $  17.45      $   16.56   $   17.28   $   17.79   $   17.86   $   15.50
                                       ------------   ---------   ---------   ---------   ---------   ---------
                                       ------------   ---------   ---------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN:(b)............     6.55%         10.24%      17.96%      13.64%      24.13%      (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................ $5,385.2       $5,410.0    $5,490.1    $4,896.9    $4,261.2    $3,481.5
Ratios to average net assets:
  Expenses.............................     0.62%(c)       0.61%       0.62%       0.64%       0.63%       0.66%
  Net investment income................     3.13%(c)       3.21%       3.02%       3.07%       3.30%       2.90%
Portfolio turnover rate................       53%           138%        227%        233%        173%        124%

                                                                HIGH YIELD BOND
                                       ------------------------------------------------------------------
                                       SIX MONTHS                         YEAR ENDED
                                          ENDED                          DECEMBER 31,
                                        JUNE 30,     ----------------------------------------------------
                                          1999         1998       1997       1996     1995(a)    1994(a)
                                       -----------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $  7.21      $   8.14   $   7.87   $   7.80   $   7.37   $   8.41
                                       -----------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................    0.39          0.77       0.78       0.80       0.81       0.87
Net realized and unrealized gains
  (losses) on investments..............   (0.14)        (0.94)      0.26       0.06       0.46      (1.10)
                                       -----------   --------   --------   --------   --------   --------
    Total from investment operations...    0.25         (0.17)      1.04       0.86       1.27      (0.23)
                                       -----------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...   (0.02)        (0.76)     (0.77)     (0.78)     (0.84)     (0.81)
Dividends in excess of net investment
  income...............................      --            --         --      (0.01)        --         --
                                       -----------   --------   --------   --------   --------   --------
    Total distributions................   (0.02)        (0.76)     (0.77)     (0.79)     (0.84)     (0.81)
                                       -----------   --------   --------   --------   --------   --------
Net Asset Value, end of period......... $  7.44      $   7.21   $   8.14   $   7.87   $   7.80   $   7.37
                                       -----------   --------   --------   --------   --------   --------
                                       -----------   --------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN(b).............    3.50%        (2.36)%    13.78%     11.39%     17.56%     (2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $812.7        $789.3     $568.7     $432.9     $367.9     $306.2
Ratios to average net assets:
  Expenses.............................    0.58%(c)      0.58%      0.57%      0.63%      0.61%      0.65%
  Net investment income................   10.57%(c)     10.31%      9.78%      9.89%     10.34%      9.88%
Portfolio turnover rate................      29%           63%       106%        88%       139%        69%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                     STOCK INDEX
                                       -----------------------------------------------------------------------
                                        SIX MONTHS                           YEAR ENDED
                                          ENDED                             DECEMBER 31,
                                         JUNE 30,     --------------------------------------------------------
                                           1999         1998        1997        1996       1995(a)    1994(a)
                                       ------------   ---------   ---------   ---------   ---------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $  37.74      $   30.22   $   23.74   $   19.96   $   14.96   $  15.20
                                       ------------   ---------   ---------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................     0.22           0.42        0.43        0.40        0.40       0.38
Net realized and unrealized gains
  (losses) on investments..............     4.33           8.11        7.34        4.06        5.13      (0.23)
                                       ------------   ---------   ---------   ---------   ---------   --------
    Total from investment operations...     4.55           8.53        7.77        4.46        5.53       0.15
                                       ------------   ---------   ---------   ---------   ---------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...    (0.10)         (0.42)      (0.42)      (0.40)      (0.38)     (0.37)
Distributions from net realized
  gains................................    (0.15)         (0.59)      (0.87)      (0.28)      (0.15)     (0.02)
                                       ------------   ---------   ---------   ---------   ---------   --------
    Total distributions................    (0.25)         (1.01)      (1.29)      (0.68)      (0.53)     (0.39)
                                       ------------   ---------   ---------   ---------   ---------   --------
Net Asset Value, end of period......... $  42.04      $   37.74   $   30.22   $   23.74   $   19.96   $  14.96
                                       ------------   ---------   ---------   ---------   ---------   --------
                                       ------------   ---------   ---------   ---------   ---------   --------
TOTAL INVESTMENT RETURN:(b)............    12.07%         28.42%      32.83%      22.57%      37.06%      1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................ $4,252.1       $3,548.1    $2,448.2    $1,581.4    $1,031.3     $664.5
Ratios to average net assets:
  Expenses.............................     0.37%(c)       0.37%       0.37%       0.40%       0.38%      0.42%
  Net investment income................     1.16%(c)       1.25%       1.55%       1.95%       2.27%      2.50%
Portfolio turnover rate................        1%             3%          5%          1%          1%         2%

                                                                    EQUITY INCOME
                                       -----------------------------------------------------------------------
                                        SIX MONTHS                           YEAR ENDED
                                          ENDED                             DECEMBER 31,
                                         JUNE 30,     --------------------------------------------------------
                                           1999         1998        1997        1996       1995(a)    1994(a)
                                       ------------   ---------   ---------   ---------   ---------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $  20.03      $   22.39   $   18.51   $   16.27   $   14.48   $ 15.66
                                       ------------   ---------   ---------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................     0.26           0.56        0.61        0.58        0.64      0.66
Net realized and unrealized gains
  (losses) on investments..............     3.39          (1.03)       6.06        2.88        2.50     (0.46)
                                       ------------   ---------   ---------   ---------   ---------   --------
    Total from investment operations...     3.65          (0.47)       6.67        3.46        3.14      0.20
                                       ------------   ---------   ---------   ---------   ---------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...    (0.13)         (0.59)      (0.57)      (0.71)      (0.62)    (0.56)
Distributions from net realized
  gains................................    (0.36)         (1.30)      (2.22)      (0.51)      (0.73)    (0.82)
                                       ------------   ---------   ---------   ---------   ---------   --------
    Total distributions................    (0.49)         (1.89)      (2.79)      (1.22)      (1.35)    (1.38)
                                       ------------   ---------   ---------   ---------   ---------   --------
Net Asset Value, end of period......... $  23.19      $   20.03   $   22.39   $   18.51   $   16.27   $ 14.48
                                       ------------   ---------   ---------   ---------   ---------   --------
                                       ------------   ---------   ---------   ---------   ---------   --------
TOTAL INVESTMENT RETURN:(b)............    18.27%         (2.38)%     36.61%      21.74%      21.70%     1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................ $2,263.1       $2,142.3    $2,029.8    $1,363.5    $1,110.0    $859.7
Ratios to average net assets:
  Expenses.............................     0.42%(c)       0.42%       0.41%       0.45%       0.43%     0.52%
  Net investment income................     2.32%(c)       2.54%       2.90%       3.36%       4.00%     3.92%
Portfolio turnover rate................       12%            20%         38%         21%         64%       63%

(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                                                               EQUITY
                                                                EQUITY CLASS I                                CLASS II
                                   ------------------------------------------------------------------------   ---------
                                                                                                               MAY 3,
                                    SIX MONTHS                           YEAR ENDED                            1999(d)
                                      ENDED                             DECEMBER 31,                           THROUGH
                                     JUNE 30,     ---------------------------------------------------------   JUNE 30,
                                       1999         1998        1997        1996       1995(a)     1994(a)      1999
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  period........................... $  29.64      $   31.07   $   26.96   $   25.64   $   20.66   $   21.49   $   32.79
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............     0.32           0.60        0.69        0.71        0.55        0.51        0.13
Net realized and unrealized gains
  on investments...................     4.21           2.21        5.88        3.88        5.89        0.05        0.56
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
    Total from investment
      operations...................     4.53           2.81        6.57        4.59        6.44        0.56        0.69
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................    (0.11)         (0.60)      (0.70)      (0.67)      (0.52)      (0.49)         --
Distributions from net realized
  gains............................    (0.56)         (3.64)      (1.76)      (2.60)      (0.94)      (0.90)         --
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
    Total distributions............    (0.67)         (4.24)      (2.46)      (3.27)      (1.46)      (1.39)         --
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, end of period..... $  33.50      $   29.64   $   31.07   $   26.96   $   25.64   $   20.66   $   33.48
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
                                   ------------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN:(b)........    15.47%          9.34%      24.66%      18.52%      31.29%       2.78%       2.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)........................ $6,696.4       $6,247.0    $6,024.0    $4,814.0    $3,813.8    $2,617.8        $1.3(e)
Ratios to average net assets:
  Expenses.........................     0.47%(c)       0.47%       0.46%       0.50%       0.48%       0.55%        .97%(c)
  Net investment income............     2.03%(c)       1.81%       2.27%       2.54%       2.28%       2.39%       3.45%(c)
Portfolio turnover rate............        7%            25%         13%         20%         18%          7%          7%

                                                     PRUDENTIAL JENNISON
                                   --------------------------------------------------------
                                                                                     APRIL
                                                                                      25,
                                                                                    1995(d)
                                    SIX MONTHS              YEAR ENDED                TO
                                      ENDED                DECEMBER 31,             DECEMBER
                                     JUNE 30,     -------------------------------     31,
                                       1999         1998        1997       1996     1995(a)
                                   ------------   ---------   --------   --------   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  period........................... $  23.91      $   17.73   $  14.32   $  12.55   $10.00
                                   ------------   ---------   --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............     0.04           0.04       0.04       0.02     0.02
Net realized and unrealized gains
  on investments...................     3.60           6.56       4.48       1.78     2.54
                                   ------------   ---------   --------   --------   -------
    Total from investment
      operations...................     3.64           6.60       4.52       1.80     2.56
                                   ------------   ---------   --------   --------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................    (0.01)         (0.04)     (0.04)     (0.03)   (0.01)
Distributions from net realized
  gains............................    (0.17)         (0.38)     (1.07)        --       --
                                   ------------   ---------   --------   --------   -------
    Total distributions............    (0.18)         (0.42)     (1.11)     (0.03)   (0.01)
                                   ------------   ---------   --------   --------   -------
Net Asset Value, end of period..... $  27.37      $   23.91   $  17.73   $  14.32   $12.55
                                   ------------   ---------   --------   --------   -------
                                   ------------   ---------   --------   --------   -------
TOTAL INVESTMENT RETURN(b).........    31.22%         37.46%     31.71%     14.41%   24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)........................ $1,919.2       $1,198.7     $495.9     $226.5    $63.1
Ratios to average net assets:
  Expenses.........................     0.61%(c)       0.63%      0.64%      0.66%    0.79%(c)
  Net investment income............     0.39%(c)       0.20%      0.25%      0.20%    0.15%(c)
Portfolio turnover rate............       25%            54%        60%        46%      37%

(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized
(d) Commencement of offering of Class II shares.
(e) Figure is rounded to the nearest thousand.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                  GLOBAL
                                       ------------------------------------------------------------
                                       SIX MONTHS                     YEAR ENDED
                                         ENDED                       DECEMBER 31,
                                        JUNE 30,    -----------------------------------------------
                                          1999       1998      1997      1996     1995(a)   1994(a)
                                       ----------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period... $21.16      $ 17.92   $ 17.85   $ 15.53   $ 13.88   $ 14.64
                                       ----------   -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................   0.05         0.07      0.09      0.11      0.06      0.02
Net realized and unrealized gains
  (losses) on investments..............   1.99         4.38      1.11      2.94      2.14     (0.74)
                                       ----------   -------   -------   -------   -------   -------
    Total from investment operations...   2.04         4.45      1.20      3.05      2.20     (0.72)
                                       ----------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     --        (0.16)    (0.13)    (0.11)    (0.24)    (0.02)
Dividends in excess of net investment
  income...............................  (0.10)       (0.12)    (0.10)       --        --        --
Distributions from net realized
  gains................................  (0.18)       (0.93)    (0.90)    (0.62)    (0.31)    (0.02)
                                       ----------   -------   -------   -------   -------   -------
    Total distributions................  (0.28)       (1.21)    (1.13)    (0.73)    (0.55)    (0.04)
                                       ----------   -------   -------   -------   -------   -------
Net Asset Value, end of period......... $22.92      $ 21.16   $ 17.92   $ 17.85   $ 15.53   $ 13.88
                                       ----------   -------   -------   -------   -------   -------
                                       ----------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN(b).............   9.74%       25.08%     6.98%    19.97%    15.88%    (4.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................ $962.0       $844.8    $638.4    $580.6    $400.1    $345.7
Ratios to average net assets:
  Expenses.............................   0.85%(c)     0.86%     0.85%     0.92%     1.06%     1.23%
  Net investment income................   0.41%(c)     0.29%     0.47%     0.64%     0.44%     0.20%
Portfolio turnover rate................     47%          73%       70%       41%       59%       37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

JOHN R. STRANGFELD                          W. SCOTT McDONALD, JR., PhD.                E. MICHAEL CAULFIELD
  CHAIRMAN,                                   VICE PRESIDENT,                           EXECUTIVE VICE PRESIDENT,
  THE PRUDENTIAL SERIES FUND, INC.            KALUDIS CONSULTING GROUP                  PRUDENTIAL FINANCIAL MANAGEMENT
                                                                                        THE PRUDENTIAL INSURANCE
                                                                                        COMPANY OF AMERICA

SAUL K. FENSTER, PhD.                               JOSEPH WEBER, PhD.
  PRESIDENT,                                          VICE PRESIDENT,
  NEW JERSEY INSTITUTE OF TECHNOLOGY                  INTERCLASS (INTERNATIONAL CORPORATE LEARNING)

From time to time, the portfolio's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the portfolio's management are as of the date of the letters, and portfolio holdings described in this document are as of June 30, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

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

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
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


                              ==================================================
                              Whether providing insurance protection for home, family and business, or arranging to cover future education and retirement expenses, Prudential people have always been able to deliver something more: personal service, quality, attention to detail and the financial strength of The Rock.(R) Since 1875, Prudential has been helping individuals and families meet their financial needs.


                                                                    ------------
The Prudential Insurance Company of America                          PRSRT.STD.
30 Scranton Office Park                                             U.S. POSTAGE
Scranton, PA 18507-1789                                                PAID
(800) 458-6333                                                      SUMMIT, N.J.
                                                                    Permit # 657
Address Service Requested                                           ------------









                                     [LOGO]
                       Printed in the U.S.A. on recycled   INST-19990825-A001523
ED. 12/98                   paper using soybean ink               DS.EN.004.0899

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:   Discovery Select Group Retirement Annuity
               (File No. 811-08091; Reg. No. 333-23271)

Dear Commissioners:

     On behalf of The Prudential Insurance Company of America, Newark, New Jersey and The Prudential Discovery Select Group Variable Contract Account we hereby submit the semi-annual report of the Account for filing with the U.S. Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The semi-annual report is for the period ending June 30, 1999, and has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     In addition to information transmitted herewith, we incorporate by reference portions of the following semi-annual reports with respect to the following specific portfolios: AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Janus Growth, Janus International Growth, MFS Emerging Growth, MFS Research Series, OCC Managed, OCC Small Cap, T. Rowe Price Equity Income, T. Rowe Price International Stock, Warburg Pincus Post Venture Capital, Conservative Balanced, Diversified Bond, Equity Income, Equity, Flexible Managed, Global, Government Income, High Yield, Money Market, Prudential Jennison and Stock Index,

1.       Filer/Entity:         AIM Variable Insurance Funds, Inc.
         Registration No.:     811-07452

         CIK No.               0000896435
         Accession No.:        0000899243-99-001910
         Date of Filing:       9/3/99

2.       Filer/ Entity:        Janus Aspen Series
         Registration No.:     811-07736
         CIK No.               0000906185
         Accession No.:        0001012709-99-000576
         Date of Filing:       8/17/ 99

3.       Filer/Entity          MFS Emerging Growth Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-99-000512
         Date of Filing:       8/9/99

4.       Filer/Entity          MFS Research Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-99-000513
         Date of Filing:       8/9/99

5.       Filer/Entity          OCC Accumulation Trust
         Registration No.:     811-08512
         CIK No.               0000923185
         Accession No.:        0000889812-99-002546
         Date of Filing:       8/23/99

6.       Filer/Entity          T. Rowe Price Equity Series
         Registration No.:     811-07143
         CIK No.               0000918294
         Accession No.:        0000918294-99-000025
         Date of Filing:       8/13/99

7.       Filer/Entity          T. Rowe Price International Series
         Registration No.:     811-07145
         CIK No.               0000918292
         Accession No.:        0000918292-99-000013
         Date of Filing:       8/13/99

8.       Filer/Entity          Warburg Pincus Trust
         Registration No.:     811-07261
         CIK No.               0000941568
         Accession No.:        0000935069-99-000151
         Date of Filing:       8/26/99

9.       Filer/Entity          The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.               0000711175
         Accession No.:        0000950130-99-004999
         Date of Filing:       8/24/99

If you have any questions regarding this filing, please contact me at (973) 802-6997.


                                          Sincerely,


                                           /s/ C. CHRISTOPHER SPRAGUE
                                           -------------------------------------
                                               C. Christopher Sprague
                                               Assistant General Counsel